UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Dividend and Income Fund

PIMCO EqS® Long/Short Fund

PIMCO RAE Fundamental Emerging Markets Fund

PIMCO RAE Fundamental Global Fund

PIMCO RAE Fundamental Global ex-US Fund

PIMCO RAE Fundamental International Fund

PIMCO RAE Fundamental US Fund

PIMCO RAE Fundamental US Small Fund

PIMCO RealPath® Blend 2020 Fund

PIMCO RealPath® Blend 2025 Fund

PIMCO RealPath® Blend 2030 Fund

PIMCO RealPath® Blend 2035 Fund

PIMCO RealPath® Blend 2040 Fund

PIMCO RealPath® Blend 2045 Fund

PIMCO RealPath® Blend 2050 Fund

PIMCO RealPath® Blend 2055 Fund

PIMCO RealPath® Blend Income Fund

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

Schedule of Investments

PIMCO Dividend and Income Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.2% ¤
ASSET-BACKED SECURITIES 6.5%
CAYMAN ISLANDS 1.2%
NewMark Capital Funding CLO Ltd.
3.137% (US0003M + 1.120%) due 06/02/2025 ~		$721	$722
OZLM Ltd.
3.031% (US0003M + 1.300%) due 04/17/2026 ~		1,000	1,000
Palmer Square CLO Ltd.
2.951% (US0003M + 1.220%) due 10/17/2027 ~		700	702
TICP CLO Ltd.
2.932% (US0003M + 1.180%) due 04/26/2026 ~		1,100	1,101
TruPS Financials Note Securitization Ltd.
3.772% due 09/20/2039 ~		600	594

Total Cayman Islands			4,119

NETHERLANDS 0.1%
Pallas CDO BV
0.000% (EUR006M + 0.258%) due 07/16/2082 ~	EUR	296	364

Total Netherlands			364

UNITED STATES 5.2%
Conseco Finance Corp.
6.280% due 09/01/2030		$458	482
Credit Suisse First Boston Mortgage Securities Corp.
2.492% (US0001M + 0.620%) due 01/25/2032 ~		1,395	1,373
EMC Mortgage Loan Trust
3.172% (LIBOR01M + 1.300%) due 02/25/2041 ~		36	36
HSI Asset Securitization Corp. Trust
2.042% (US0001M + 0.170%) due 12/25/2036 ~		5,082	2,115
Legacy Mortgage Asset Trust
3.398% (US0001M + 1.750%) due 01/28/2070 ~		1,567	1,604
Morgan Stanley Home Equity Loan Trust
1.972% (US0001M + 0.100%) due 12/25/2036 ~		1,935	1,187
2.292% (US0001M + 0.420%) due 12/25/2035 ~		3,600	3,575
Navient Student Loan Trust
2.922% (US0001M + 1.050%) due 12/27/2066 ~		703	713
Progress Residential Trust
3.308% (LIBOR01M + 1.500%) due 09/17/2033 ~		990	997
Residential Asset Securities Corp. Trust
2.757% (US0001M + 0.885%) due 01/25/2034 ~		1,687	1,685
Structured Asset Investment Loan Trust
2.022% (US0001M + 0.150%) due 09/25/2036 ~		3,230	3,112

Total United States			16,879

Total Asset-Backed Securities (Cost $20,225)			21,362

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
CANADA 0.0%
B.C. Unlimited Liability Co.
4.127% - 4.552% due 02/16/2024 ~		10	10

Total Canada			10

IRELAND 0.0%
Avolon Holdings Ltd. SARL
4.072% due 04/03/2022 ~		39	39

Total Ireland			39

UNITED STATES 0.5%
Beacon Roofing Supply, Inc.
3.936% due 01/02/2025 ~		10	10
BWAY Holding Co.
4.958% due 04/03/2024 ~		10	10
Caesars Resort Collection LLC
4.627% due 12/22/2024 ~		100	101
Centene Corp.
TBD% due 09/13/2018		200	200

Community Health Systems, Inc.
4.984% due 01/27/2021 ~	2	2
Core & Main LP
5.006% - 5.211% due 08/01/2024 ~	10	10
Diamond Resorts Corp.
6.377% due 08/11/2023 ~	99	99
Hilton Worldwide Finance LLC
3.872% due 10/25/2023 ~	289	291
iHeartCommunications, Inc.
TBD% due 01/30/2019 ^(c)	300	240
Las Vegas Sands LLC
3.627% due 03/29/2024 ~	394	395
MH Sub LLC
5.527% due 09/13/2024 ~	20	20
Multi Color Corp.
4.127% due 10/31/2024 ~	2	2
Post Holdings, Inc.
3.880% due 05/24/2024 ~	10	10
Sprint Communications, Inc.
4.438% due 02/02/2024 ~	99	99
TEX Operations Co. LLC
4.377% due 08/04/2023 ~	27	27
Valeant Pharmaceuticals International, Inc.
5.240% due 04/01/2022 ~	5	5
West Corp.
5.877% due 10/10/2024 ~	9	9

Total United States		1,530

Total Loan Participations and Assignments (Cost $1,631)		1,579

	SHARES
COMMON STOCKS 73.2%
AUSTRALIA 3.0%
CONSUMER DISCRETIONARY 0.0%
Myer Holdings Ltd.	117,750	34
Tabcorp Holdings Ltd.	13,219	45

		79

CONSUMER STAPLES 0.6%
Coca-Cola Amatil Ltd.	24,007	161
Metcash Ltd.	68,037	165
Wesfarmers Ltd.	12,668	406
Woolworths Ltd.	55,001	1,116

		1,848

ENERGY 0.1%
Woodside Petroleum Ltd.	3,623	82
WorleyParsons Ltd.	29,244	326

		408

FINANCIALS 1.3%
AMP Ltd.	90,532	349
Australia & New Zealand Banking Group Ltd.	72,446	1,508
Genworth Mortgage Insurance Australia Ltd.	70,041	125
National Australia Bank Ltd.	48,698	1,075
Suncorp Group Ltd.	72,179	744
Westpac Banking Corp.	16,615	368

		4,169

HEALTH CARE 0.1%
Primary Health Care Ltd.	67,183	203
Sonic Healthcare Ltd.	3,674	65

		268

INDUSTRIALS 0.1%
Downer EDI Ltd.	54,499	271

MATERIALS 0.6%
BHP Billiton Ltd.	86,120	1,909
Incitec Pivot Ltd.	32,794	89
OZ Minerals Ltd.	10,371	73

		2,071

TELECOMMUNICATION SERVICES 0.2%
Telstra Corp. Ltd.	235,356	570

Total Australia		9,684

AUSTRIA 0.3%
ENERGY 0.1%
OMV AG	6,463	377

FINANCIALS 0.2%
Raiffeisen Bank International AG (d)	13,277	517
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,148	72

		589

INDUSTRIALS 0.0%
Oesterreichische Post AG	528	26

MATERIALS 0.0%
voestalpine AG	1,797	94

Total Austria		1,086

BELGIUM 0.1%
FINANCIALS 0.0%
Ageas	1,894	98

TELECOMMUNICATION SERVICES 0.1%
Proximus S.A.	7,998	248

Total Belgium		346

BRAZIL 0.0%
ENERGY 0.0%
Dommo Energia S.A. «(d)(k)	347,360	105
Dommo Energia S.A. SP - ADR «	63	3

		108

UTILITIES 0.0%
Eneva S.A. (d)(k)	239	1

Total Brazil		109

CANADA 1.3%
CONSUMER DISCRETIONARY 0.0%
Hudson’s Bay Co.	2,993	20
Shaw Communications, Inc. ‘B’	3,988	77

		97

ENERGY 0.1%
Baytex Energy Corp. (d)	12,646	35
Crescent Point Energy Corp.	19,707	134
Husky Energy, Inc.	17,950	257
Obsidian Energy Ltd. (d)	42,171	42

		468

FINANCIALS 0.8%
Bank of Montreal	7,001	529
Canadian Imperial Bank of Commerce	10,395	918
Home Capital Group, Inc.	8,483	89
IGM Financial, Inc.	4,354	127
National Bank of Canada	7,416	349
Power Corp. of Canada	14,351	327
Power Financial Corp.	4,575	115

		2,454

INDUSTRIALS 0.1%
WestJet Airlines Ltd.	8,476	156

MATERIALS 0.1%
Nutrien Ltd.	8,314	393
Teck Resources Ltd. ‘B’	2,926	75

		468

UTILITIES 0.2%
Atco Ltd. ‘I’	8,829	284
Capital Power Corp.	3,299	62
Just Energy Group, Inc.	5,497	24
TransAlta Corp.	28,223	153

		523

Total Canada		4,166

DENMARK 0.3%
INDUSTRIALS 0.1%
AP Moller - Maersk A/S ‘B’	319	498

TELECOMMUNICATION SERVICES 0.2%
TDC A/S	72,003	597

Total Denmark		1,095

FINLAND 0.2%
MATERIALS 0.1%
Stora Enso Oyj ‘R’	21,598	397

UTILITIES 0.1%
Fortum Oyj	11,072	238

Total Finland		635

FRANCE 5.2%
CONSUMER DISCRETIONARY 0.7%
Cie Generale des Etablissements Michelin S.C.A.	4,645	688
Lagardere S.C.A.	20,407	583
Television Francaise	9,026	122
Vivendi S.A.	28,144	730

		2,123

CONSUMER STAPLES 0.4%
Carrefour S.A.	43,620	905
Casino Guichard Perrachon S.A.	11,117	544

		1,449

ENERGY 0.2%
Total S.A.	13,659	783

FINANCIALS 1.6%
BNP Paribas S.A.	28,821	2,137
CNP Assurances	4,468	113
Eurazeo S.A.	2,654	244
Natixis S.A.	36,045	296
Societe Generale S.A.	42,748	2,322

		5,112

HEALTH CARE 0.8%
Sanofi	34,527	2,771

INDUSTRIALS 0.6%
Alstom S.A.	5,183	234
Bouygues S.A.	15,219	763
Cie de Saint-Gobain	12,028	635
Rexel S.A.	14,647	248

		1,880

TELECOMMUNICATION SERVICES 0.3%
Orange S.A.	56,258	956

UTILITIES 0.6%
Electricite de France S.A.	86,026	1,246
Engie S.A.	40,071	669

		1,915

Total France		16,989

GERMANY 3.7%
CONSUMER DISCRETIONARY 0.9%
Bayerische Motoren Werke AG	13,118	1,427
Ceconomy AG	19,129	220
Daimler AG	13,865	1,181
Hugo Boss AG	278	24

		2,852

CONSUMER STAPLES 0.1%
METRO AG	5,970	105
Suedzucker AG	4,280	73

		178

FINANCIALS 0.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,077	1,413
Talanx AG	4,011	175

		1,588

HEALTH CARE 0.3%
Bayer AG	9,979	1,125

INDUSTRIALS 0.6%
Bilfinger SE	3,676	168
Deutsche Lufthansa AG	46,369	1,482
Deutsche Post AG	5,974	262

		1,912

MATERIALS 0.7%
BASF SE	16,739	1,697
Evonik Industries AG	5,379	190
K+S AG	13,218	382

		2,269

UTILITIES 0.6%
E.ON SE	37,491	417
Innogy SE	1,606	76
RWE AG (d)	61,831	1,528

		2,021

Total Germany		11,945

HONG KONG 0.7%
CONSUMER DISCRETIONARY 0.2%
I-CABLE Communications Ltd. (d)	30,198	1
Li & Fung Ltd.	516,000	255
SJM Holdings Ltd.	369,000	323

		579

INFORMATION TECHNOLOGY 0.0%
Kingboard Chemical Holdings Ltd.	29,000	134

REAL ESTATE 0.5%
China South City Holdings Ltd.	278,000	63
Kerry Properties Ltd.	62,000	280
New World Development Co. Ltd.	61,000	87
Shimao Property Holdings Ltd.	146,500	420
Swire Pacific Ltd. ‘A’	49,000	496

Wheelock & Co. Ltd.	25,000	184

		1,530

Total Hong Kong		2,243

ISRAEL 0.1%
MATERIALS 0.0%
Israel Chemicals Ltd.	47,612	202

TELECOMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	172,980	222

Total Israel		424

ITALY 1.4%
ENERGY 0.4%
Eni SpA	72,602	1,279

FINANCIALS 0.3%
Assicurazioni Generali SpA	11,733	225
Poste Italiane SpA	104,018	950
Unipol Gruppo Finanziario SpA	4,863	24

		1,199

INDUSTRIALS 0.1%
Societa Iniziative Autostradali e Servizi SpA	9,650	180

UTILITIES 0.6%
Enel SpA	313,372	1,918

Total Italy		4,576

JAPAN 11.0%
CONSUMER DISCRETIONARY 1.8%
Aisin Seiki Co. Ltd.	2,700	147
Aoyama Trading Co. Ltd.	600	24
Benesse Holdings, Inc.	3,100	113
Bridgestone Corp.	12,300	541
EDION Corp.	3,600	42
Fuji Media Holdings, Inc.	3,300	56
Geo Holdings Corp.	5,500	87
Honda Motor Co. Ltd.	37,700	1,305
Isuzu Motors Ltd.	14,800	227
JVC Kenwood Corp.	19,000	63
Kohnan Shoji Co. Ltd.	1,200	29
Mazda Motor Corp.	8,300	111
Mitsubishi Motors Corp.	12,200	87
Nikon Corp.	5,500	99
Nissan Motor Co. Ltd.	109,500	1,130
Showa Corp.	2,100	36
Skylark Co. Ltd.	5,600	81
Subaru Corp.	800	26
Sumitomo Rubber Industries Ltd.	16,500	304
Toyoda Gosei Co. Ltd.	1,000	23
Toyota Motor Corp.	17,600	1,143
Yokohama Rubber Co. Ltd.	10,600	246

		5,920

CONSUMER STAPLES 0.3%
Japan Tobacco, Inc.	12,200	348
Kirin Holdings Co. Ltd.	28,500	759

		1,107

ENERGY 0.4%
Cosmo Energy Holdings Co. Ltd.	1,500	49
Inpex Corp.	49,300	612
Japan Petroleum Exploration Co. Ltd.	4,900	111
JXTG Holdings, Inc.	65,000	396

		1,168

FINANCIALS 2.8%
Chiba Bank Ltd.	24,000	196
Daiwa Securities Group, Inc.	57,000	367
Fukuoka Financial Group, Inc.	34,000	186

Gunma Bank Ltd.	27,600	159
Hachijuni Bank Ltd.	4,100	22
Hokuhoku Financial Group, Inc.	10,200	140
Iyo Bank Ltd.	6,100	47
Mitsubishi UFJ Financial Group, Inc.	348,700	2,317
Mizuho Financial Group, Inc.	869,700	1,585
North Pacific Bank Ltd.	22,100	75
ORIX Corp.	7,600	136
Resona Holdings, Inc.	77,300	416
SBI Holdings, Inc.	10,800	254
Sumitomo Mitsui Financial Group, Inc.	48,700	2,066
Sumitomo Mitsui Trust Holdings, Inc.	14,900	609
T&D Holdings, Inc.	23,700	377
Yamaguchi Financial Group, Inc.	8,000	99

		9,051

HEALTH CARE 0.3%
Daiichi Sankyo Co. Ltd.	14,500	486
Takeda Pharmaceutical Co. Ltd.	6,900	337

		823

INDUSTRIALS 2.2%
Asahi Glass Co. Ltd.	8,900	373
Dai Nippon Printing Co. Ltd.	11,900	247
Hitachi Construction Machinery Co. Ltd.	3,000	116
Hitachi Zosen Corp.	19,700	102
ITOCHU Corp.	37,100	724
Japan Airlines Co. Ltd.	12,100	493
Kanematsu Corp.	7,800	105
Kawasaki Heavy Industries Ltd.	7,200	232
Komatsu Ltd.	8,000	268
Marubeni Corp.	70,900	518
Mitsubishi Corp.	22,700	611
Mitsubishi Heavy Industries Ltd.	19,500	752
Mitsui & Co. Ltd.	55,400	953
Mitsui Engineering & Shipbuilding Co. Ltd.	7,800	128
Nippon Yusen KK	12,400	244
Sumitomo Corp.	50,300	843
Toppan Printing Co. Ltd.	16,000	132
Toyota Tsusho Corp.	8,400	284

		7,125

INFORMATION TECHNOLOGY 1.9%
Anritsu Corp.	2,300	28
Canon, Inc.	35,600	1,291
Fujitsu Ltd.	140,000	851
Gree, Inc.	19,400	112
GungHo Online Entertainment, Inc.	6,900	23
Hitachi Ltd.	343,000	2,498
Ibiden Co. Ltd.	10,300	153
Konica Minolta, Inc.	13,000	111
Nippon Electric Glass Co. Ltd.	6,200	180
Oki Electric Industry Co. Ltd.	10,000	132
Ricoh Co. Ltd.	83,600	826

		6,205

MATERIALS 0.5%
Asahi Kasei Corp.	4,900	65
Denka Co. Ltd.	2,700	91
DIC Corp.	4,100	138
Kobe Steel Ltd.	16,100	160
Kuraray Co. Ltd.	4,700	81
Mitsubishi Materials Corp.	7,000	208
Nippon Paper Industries Co. Ltd.	1,200	22
Oji Holdings Corp.	38,000	245
Showa Denko KK	7,200	302
Ube Industries Ltd.	6,500	190

		1,502

REAL ESTATE 0.0%
Nomura Real Estate Holdings, Inc.	6,500	153

TELECOMMUNICATION SERVICES 0.5%
Nippon Telegraph & Telephone Corp.	33,100	1,544
NTT Docomo, Inc.	4,500	115

		1,659

UTILITIES 0.3%
Chugoku Electric Power Co., Inc.	25,200	308
Electric Power Development Co. Ltd.	8,600	222
Hokuriku Electric Power Co.	25,300	221
Tohoku Electric Power Co., Inc.	6,800	93
Tokyo Gas Co. Ltd.	7,500	200

		1,044

Total Japan		35,757

LUXEMBOURG 0.1%
CONSUMER DISCRETIONARY 0.1%
RTL Group S.A.	1,850	154

Total Luxembourg		154

MACAU 0.0%
CONSUMER DISCRETIONARY 0.0%
Wynn Macau Ltd.	19,600	72

Total Macau		72

MEXICO 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)	41,996	1

Total Mexico		1

NETHERLANDS 1.7%
CONSUMER STAPLES 0.1%
Heineken Holding NV	673	69
Koninklijke Ahold Delhaize NV	11,540	274

		343

ENERGY 0.9%
Fugro NV (d)	5,236	69
Royal Dutch Shell PLC ‘A’	87,204	2,778

		2,847

FINANCIALS 0.3%
Aegon NV	118,695	801
ASR Nederland NV	873	37

		838

HEALTH CARE 0.3%
Koninklijke Philips NV	23,885	914

INDUSTRIALS 0.0%
Arcadis NV	1,299	26
PostNL NV	32,903	123

		149

TELECOMMUNICATION SERVICES 0.1%
Koninklijke KPN NV	7,984	24
VEON Ltd. ADR	114,647	303

		327

Total Netherlands		5,418

NEW ZEALAND 0.0%
INDUSTRIALS 0.0%
Air New Zealand Ltd.	9,922	23

Total New Zealand		23

NORWAY 0.6%
ENERGY 0.3%
Statoil ASA	46,863	1,109

FINANCIALS 0.1%
DNB ASA	18,321	361

MATERIALS 0.1%
Yara International ASA	8,320	355

TELECOMMUNICATION SERVICES 0.1%
Telenor ASA	5,974	136

Total Norway		1,961

PORTUGAL 0.2%
CONSUMER STAPLES 0.1%
Sonae SGPS S.A.	68,855	93

MATERIALS 0.0%
Navigator Co. S.A.	4,743	28

UTILITIES 0.1%
EDP - Energias de Portugal S.A.	103,026	391

Total Portugal		512

SINGAPORE 0.2%
INDUSTRIALS 0.2%
Keppel Corp. Ltd.	86,800	519

INFORMATION TECHNOLOGY 0.0%
Venture Corp. Ltd.	6,700	145

Total Singapore		664

SPAIN 2.3%
CONSUMER STAPLES 0.0%
Distribuidora Internacional de Alimentacion S.A.	11,348	48

FINANCIALS 1.4%
Banco Santander S.A.	657,915	4,306
Mapfre S.A.	70,181	234

		4,540

INDUSTRIALS 0.4%
Abertis Infraestructuras S.A.	11,603	260
ACS Actividades de Construccion y Servicios S.A.	18,489	721
Obrascon Huarte Lain S.A. (d)	51,590	221

		1,202

TELECOMMUNICATION SERVICES 0.3%
Telefonica S.A.	105,036	1,040

UTILITIES 0.2%
Endesa S.A.	30,577	674

Total Spain		7,504

SWEDEN 0.6%
FINANCIALS 0.2%
Nordea Bank AB	55,551	595
Ratos AB ‘B’	15,081	59

		654

HEALTH CARE 0.1%
Arjo AB ‘B’ (d)	7,782	23
Getinge AB ‘B’	7,782	88

		111

TELECOMMUNICATION SERVICES 0.3%
Tele2 AB ‘B’	42,658	514
Telia Co. AB	103,478	487

		1,001

Total Sweden		1,766

SWITZERLAND 1.9%
CONSUMER DISCRETIONARY 0.0%
Garmin Ltd.	717	42

ENERGY 0.1%
Transocean Ltd.	37,355	370

FINANCIALS 1.2%
Baloise Holding AG	982	150
Swiss Life Holding AG	2,183	778
Swiss Re AG	12,571	1,283
Zurich Insurance Group AG	5,200	1,715

		3,926

HEALTH CARE 0.4%
Roche Holding AG	6,090	1,397

INDUSTRIALS 0.0%
ABB Ltd.	2,925	70

INFORMATION TECHNOLOGY 0.1%
TE Connectivity Ltd.	2,803	280

TELECOMMUNICATION SERVICES 0.1%
Swisscom AG	413	205

Total Switzerland		6,290

UNITED KINGDOM 5.9%
CONSUMER DISCRETIONARY 0.4%
Berkeley Group Holdings PLC	448	24
InterContinental Hotels Group PLC	388	23
Kingfisher PLC	39,227	161
Marks & Spencer Group PLC	148,248	563
Next PLC	2,860	191
Pearson PLC	37,728	398

		1,360

CONSUMER STAPLES 0.3%
Avon Products, Inc. (d)	30,744	87
J Sainsbury PLC	147,206	494
WM Morrison Supermarkets PLC	138,796	416

		997

ENERGY 0.7%
BP PLC	314,318	2,120
Subsea 7 S.A.	2,630	34

		2,154

FINANCIALS 2.9%
Barclays PLC	223,953	655
Direct Line Insurance Group PLC	70,040	375
HSBC Holdings PLC	647,618	6,082
Old Mutual PLC	297,826	1,002
Standard Chartered PLC	105,078	1,053
Standard Life Aberdeen PLC	24,623	124

		9,291

HEALTH CARE 0.3%
GlaxoSmithKline PLC	46,893	911

INDUSTRIALS 0.5%
Aggreko PLC	5,168	53
BAE Systems PLC	22,428	184
easyJet PLC	13,810	311
Firstgroup PLC (d)	58,804	68
Rolls-Royce Holdings PLC	42,073	514
Royal Mail PLC	65,847	500
Stagecoach Group PLC	44,625	83

		1,713

MATERIALS 0.1%
Rio Tinto PLC	5,937	301

TELECOMMUNICATION SERVICES 0.5%
Vodafone Group PLC	633,961	1,734

UTILITIES 0.2%
Centrica PLC	311,639	622
Drax Group PLC	17,195	66
Severn Trent PLC	2,378	62

		750

Total United Kingdom		19,211

UNITED STATES 32.4%
CONSUMER DISCRETIONARY 3.3%
Abercrombie & Fitch Co. ‘A’	33,724	816
American Eagle Outfitters, Inc.	10,434	208
Bed Bath & Beyond, Inc.	10,241	215
Caesars Entertainment Corp. (d)	18,339	206
Dillard’s, Inc. ‘A’	5,737	461
Ford Motor Co.	57,018	632
GameStop Corp. ‘A’	27,376	345
Gap, Inc.	22,873	714
General Motors Co.	11,213	407
GNC Holdings, Inc. ‘A’ (d)	67,570	261
Goodyear Tire & Rubber Co.	7,224	192
H&R Block, Inc.	2,699	69
Kohl’s Corp.	24,982	1,637
L Brands, Inc.	4,984	190
Macy’s, Inc.	31,802	946
Mattel, Inc.	10,153	134
Nordstrom, Inc.	11,022	534
Tapestry, Inc.	3,040	160
Target Corp.	8,200	569
Tribune Media Co. ‘A’	1,359	55
Tupperware Brands Corp.	3,437	166
Viacom, Inc. ‘B’	43,889	1,363
Visteon Corp. (d)	816	90
Weight Watchers International, Inc. (d)	5,942	379
Wynn Resorts Ltd.	380	69

		10,818

CONSUMER STAPLES 2.8%
Altria Group, Inc.	1,663	104
Archer-Daniels-Midland Co.	12,590	546
Bunge Ltd.	3,358	248
General Mills, Inc.	1,768	80
Herbalife Ltd. (d)	5,142	501
Kroger Co.	14,551	348
Nu Skin Enterprises, Inc. ‘A’	756	56
Philip Morris International, Inc.	17,159	1,706
Procter & Gamble Co.	22,406	1,776
Wal-Mart Stores, Inc.	41,982	3,735

		9,100

ENERGY 3.9%
Andeavor	2,404	242
Chevron Corp.	20,200	2,304
ConocoPhillips	19,619	1,163
CONSOL Energy, Inc. (d)	329	9

CVR Energy, Inc.	3,659	111
Diamond Offshore Drilling, Inc. (d)	12,225	179
Exxon Mobil Corp.	55,404	4,134
Hess Corp.	5,656	286
HollyFrontier Corp.	15,423	754
Marathon Oil Corp.	6,252	101
Marathon Petroleum Corp.	12,775	934
Murphy Oil Corp.	4,818	124
National Oilwell Varco, Inc.	9,830	362
Occidental Petroleum Corp.	3,418	222
Oceaneering International, Inc.	1,276	24
Phillips 66	453	43
Rowan Cos. PLC ‘A’ (d)	2,130	25
Valero Energy Corp.	15,364	1,425
Williams Cos., Inc.	5,804	144

		12,586

FINANCIALS 7.1%
Aflac, Inc.	11,954	523
Ally Financial, Inc.	15,416	419
American Express Co.	19,172	1,788
American International Group, Inc.	66,732	3,632
Assurant, Inc.	1,284	117
Capital One Financial Corp.	17,956	1,721
CNO Financial Group, Inc.	1,105	24
Discover Financial Services	12,912	929
Fifth Third Bancorp	18,137	576
Franklin Resources, Inc.	7,376	256
Goldman Sachs Group, Inc.	812	205
JPMorgan Chase & Co.	45,367	4,989
Loews Corp.	2,941	146
LPL Financial Holdings, Inc.	3,795	232
Navient Corp.	48,427	635
New York Community Bancorp, Inc.	4,118	54
People’s United Financial, Inc.	8,824	165
PNC Financial Services Group, Inc.	4,651	703
Progressive Corp.	444	27
Santander Consumer USA Holdings, Inc.	21,297	347
SLM Corp. (d)	11,633	130
T Rowe Price Group, Inc.	2,181	235
Travelers Cos., Inc.	13,095	1,818
U.S. Bancorp	10,868	549
Voya Financial, Inc.	18,893	954
Wells Fargo & Co.	38,131	1,998

		23,172

HEALTH CARE 4.2%
Anthem, Inc.	9,807	2,155
Community Health Systems, Inc. (d)	74,011	293
Gilead Sciences, Inc.	8,645	652
HCA Healthcare, Inc.	16,389	1,590
Merck & Co., Inc.	45,991	2,505
Pfizer, Inc.	168,836	5,992
Quest Diagnostics, Inc.	4,332	434

		13,621

INDUSTRIALS 2.3%
AGCO Corp.	2,432	158
American Airlines Group, Inc.	7,540	392
Caterpillar, Inc.	9,402	1,386
CSX Corp.	9,243	515
Cummins, Inc.	1,090	177
Deere & Co.	10,590	1,645
Delta Air Lines, Inc.	1,845	101
Emerson Electric Co.	15,866	1,083
Fluor Corp.	6,911	395
ManpowerGroup, Inc.	397	46
Norfolk Southern Corp.	3,811	517
Pitney Bowes, Inc.	28,457	310
Ryder System, Inc.	3,013	219
Trinity Industries, Inc.	5,912	193
United Technologies Corp.	3,060	385

		7,522

INFORMATION TECHNOLOGY 3.7%
Avnet, Inc.	5,894	246
Booz Allen Hamilton Holding Corp.	9,116	353
CA, Inc.	10,750	364
Corning, Inc.	23,489	655
Intel Corp.	22,501	1,172
International Business Machines Corp.	34,941	5,361

Jabil, Inc.	7,167	206
KLA-Tencor Corp.	2,290	250
Seagate Technology PLC	32,842	1,922
Symantec Corp.	22,365	578
Western Digital Corp.	1,820	168
Western Union Co.	20,448	393
Xerox Corp.	16,120	464

		12,132

MATERIALS 1.2%
CF Industries Holdings, Inc.	7,824	295
Cleveland-Cliffs, Inc. (d)	4,964	35
Domtar Corp.	9,147	389
DowDuPont, Inc.	4,135	264
Huntsman Corp.	2,943	86
International Paper Co.	5,619	300
LyondellBasell Industries NV ‘A’	15,700	1,659
Mosaic Co.	29,569	718

		3,746

TELECOMMUNICATION SERVICES 2.0%
AT&T, Inc.	44,906	1,601
CenturyLink, Inc.	70,474	1,158
Frontier Communications Corp.	63,746	473
Telephone & Data Systems, Inc.	6,259	175
Verizon Communications, Inc.	64,310	3,075
Windstream Holdings, Inc.	92,056	130

		6,612

UTILITIES 1.9%
American Electric Power Co., Inc.	7,416	509
CenterPoint Energy, Inc.	15,207	417
Consolidated Edison, Inc.	8,246	643
Entergy Corp.	13,215	1,041
Exelon Corp.	32,770	1,278
FirstEnergy Corp.	27,191	925
Pinnacle West Capital Corp.	2,760	220
PPL Corp.	11,180	316
Public Service Enterprise Group, Inc.	12,744	640
SCANA Corp.	1,914	72
Vistra Energy Corp. (d)	6,873	143

		6,204

Total United States		105,513

Total Common Stocks (Cost $209,948)		238,144

	PRINCIPAL AMOUNT (000S)
CONVERTIBLE BONDS & NOTES 0.0%
UNITED STATES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp.
5.000% due 10/01/2024	9	15

Total Convertible Bonds & Notes (Cost $17)		15

CORPORATE BONDS & NOTES 7.1%
AUSTRALIA 0.1%
BANKING & FINANCE 0.1%
National Australia Bank Ltd.
1.375% due 07/12/2019	400	394

Total Australia		394

AUSTRIA 0.0%
INDUSTRIALS 0.0%
OGX Austria GmbH
8.500% due 06/01/2018 ^(c)	200	0

8.375% due 04/01/2022 ^(c)		200	0

			0

Total Austria			0

BERMUDA 0.0%
BANKING & FINANCE 0.0%
Athene Holding Ltd.
4.125% due 01/12/2028		6	6

INDUSTRIALS 0.0%
Viking Cruises Ltd.
5.875% due 09/15/2027		4	4
VOC Escrow Ltd.
5.000% due 02/15/2028		10	9

			13

Total Bermuda			19

BRAZIL 0.3%
INDUSTRIALS 0.0%
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (f)(i)		46	1

UTILITIES 0.3%
Petrobras Global Finance BV
6.250% due 12/14/2026	GBP	100	150
6.125% due 01/17/2022		$67	72
5.299% due 01/27/2025		108	107
5.999% due 01/27/2028		587	582

			911

Total Brazil			912

CANADA 0.0%
BANKING & FINANCE 0.0%
Brookfield Finance, Inc.
4.700% due 09/20/2047		28	27
3.900% due 01/25/2028		12	12

			39

INDUSTRIALS 0.0%
Air Canada Pass-Through Trust
3.700% due 07/15/2027		4	4
BC Unlimited Liability Co.
4.250% due 05/15/2024		38	36
Valeant Pharmaceuticals International, Inc.
6.500% due 03/15/2022		13	14
7.000% due 03/15/2024		25	26

			80

Total Canada			119

CAYMAN ISLANDS 0.3%
BANKING & FINANCE 0.3%
Ambac LSNI LLC
6.811% due 02/12/2023 ~		7	7
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		20	20
U.S. Capital Funding Ltd.
1.988% (US0003M + 0.280%) due 07/10/2043 ~		1,017	884

			911

INDUSTRIALS 0.0%
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022		27	27
5.500% due 02/15/2024		13	13
4.500% due 03/15/2023		23	22
3.625% due 03/15/2021		13	12

Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		8	8

			82

UTILITIES 0.0%
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		52	51
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)		84	43
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		2	2
Transocean Phoenix 2 Ltd
7.750% due 10/15/2024		5	5

			101

Total Cayman Islands			1,094

FINLAND 0.0%
INDUSTRIALS 0.0%
Nokia Oyj
4.375% due 06/12/2027		6	6

Total Finland			6

FRANCE 0.5%
BANKING & FINANCE 0.3%
RCI Banque S.A.
3.500% due 04/03/2018		1,000	1,000

INDUSTRIALS 0.2%
Altice France S.A.
7.375% due 05/01/2026		700	669

Total France			1,669

GERMANY 0.2%
BANKING & FINANCE 0.2%
Deutsche Bank AG
4.250% due 10/14/2021		590	600
2.700% due 07/13/2020		26	25
2.692% (US0003M + 0.970%) due 07/13/2020 ~		26	26

			651

Total Germany			651

IRELAND 0.2%
INDUSTRIALS 0.2%
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	300	535

Total Ireland			535

LUXEMBOURG 0.7%
BANKING & FINANCE 0.2%
Emerald Bay S.A.
0.000% due 10/08/2020 (f)	EUR	4	5
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019		200	257
6.125% due 02/07/2022		$400	425

			687

INDUSTRIALS 0.1%
Intelsat Jackson Holdings S.A.
9.750% due 07/15/2025		18	17
7.250% due 10/15/2020		180	167

			184

UTILITIES 0.4%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		300	299
6.000% due 11/27/2023		300	322
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		600	636

5.999% due 01/23/2021		30	32

			1,289

Total Luxembourg			2,160

MEXICO 0.0%
INDUSTRIALS 0.0%
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^(c)		300	0
9.250% due 06/30/2020 ^(c)		100	0
Petroleos Mexicanos
6.750% due 09/21/2047		30	30
6.500% due 03/13/2027		40	43

			73

Total Mexico			73

NETHERLANDS 0.1%
BANKING & FINANCE 0.1%
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(i)(j)	EUR	200	280
Stichting AK Rabobank Certificaten
6.500% (i)		25	38

			318

INDUSTRIALS 0.0%
OI European Group BV
4.000% due 03/15/2023		$4	4

Total Netherlands			322

SPAIN 0.1%
BANKING & FINANCE 0.1%
Banco Santander S.A.
6.250% due 09/11/2021 •(i)(j)	EUR	100	136

Total Spain			136

UNITED KINGDOM 1.7%
BANKING & FINANCE 1.4%
Barclays Bank PLC
14.000% due 06/15/2019 •(i)	GBP	300	476
7.625% due 11/21/2022 (j)		$430	473
HSBC Holdings PLC
3.600% due 05/25/2023		200	200
6.000% due 09/29/2023 •(i)(j)	EUR	320	452
Lloyds Banking Group PLC
7.875% due 06/27/2029 •(i)(j)	GBP	200	339
7.625% due 06/27/2023 •(i)(j)		200	314
Nationwide Building Society
10.250% ~(i)		1	248
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)		$360	375
2.500% due 03/22/2023	EUR	350	460
Santander UK Group Holdings PLC
4.750% due 09/15/2025		$460	464
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	407	676

			4,477

INDUSTRIALS 0.3%
EI Group PLC
6.875% due 02/15/2021		200	307
Ensco PLC
7.750% due 02/01/2026		$2	2
Marston’s Issuer PLC
5.641% due 07/15/2035 •	GBP	200	257
Mitchells & Butlers Finance PLC
1.056% (BP0003M + 0.450%) due 12/15/2030 ~		137	182
Spirit Issuer PLC
6.582% due 12/28/2027		200	293
3.392% (BP0003M + 2.700%) due 12/28/2031 ~		22	30

Unique Pub Finance Co. PLC
5.659% due 06/30/2027	45	70

		1,141

Total United Kingdom		5,618

UNITED STATES 2.9%
BANKING & FINANCE 1.5%
American International Group, Inc.
4.200% due 04/01/2028	$10	10
5.750% due 04/01/2048 •	18	18
American Tower Corp.
3.000% due 06/15/2023	16	15
Assurant, Inc.
4.200% due 09/27/2023	8	8
Bank of America Corp.
5.875% due 03/15/2028 •(i)	462	465
Boston Properties LP
3.200% due 01/15/2025	8	8
Brighthouse Financial, Inc.
3.700% due 06/22/2027	12	11
Cantor Fitzgerald LP
7.875% due 10/15/2019	280	298
CIT Group, Inc.
4.125% due 03/09/2021	8	8
5.250% due 03/07/2025	8	8
Crown Castle International Corp.
4.000% due 03/01/2027	8	8
3.200% due 09/01/2024	10	10
3.650% due 09/01/2027	44	42
CTR Partnership LP
5.250% due 06/01/2025	12	12
Digital Realty Trust LP
3.700% due 08/15/2027	2	2
ERP Operating LP
3.250% due 08/01/2027	4	4
3.500% due 03/01/2028	6	6
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022	8	8
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	12	12
Howard Hughes Corp.
5.375% due 03/15/2025	27	27
Hudson Pacific Properties LP
3.950% due 11/01/2027	5	5
Hunt Cos., Inc.
6.250% due 02/15/2026	2	2
International Lease Finance Corp.
7.125% due 09/01/2018	325	330
6.250% due 05/15/2019	1,110	1,148
Iron Mountain, Inc.
5.250% due 03/15/2028	2	2
iStar, Inc.
4.625% due 09/15/2020	2	2
5.250% due 09/15/2022	7	7
Kennedy-Wilson, Inc.
5.875% due 04/01/2024	10	10
Life Storage LP
3.875% due 12/15/2027	4	4
MetLife, Inc.
5.875% due 03/15/2028 •(i)	30	31
Navient Corp.
8.000% due 03/25/2020	600	639
6.500% due 06/15/2022	66	68
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022	6	6
Physicians Realty LP
3.950% due 01/15/2028	8	8
Provident Funding Associates LP
6.375% due 06/15/2025	4	4
Santander Holdings USA, Inc.
4.400% due 07/13/2027	7	7
3.400% due 01/18/2023	8	8
3.700% due 03/28/2022	6	6
SL Green Operating Partnership LP
3.250% due 10/15/2022	2	2
Springleaf Finance Corp.
8.250% due 12/15/2020	980	1,069
6.125% due 05/15/2022	292	298
5.625% due 03/15/2023	200	197
6.875% due 03/15/2025	50	50
Starwood Property Trust, Inc.
4.750% due 03/15/2025	10	10

STORE Capital Corp.
4.500% due 03/15/2028	6	6
UDR, Inc.
4.625% due 01/10/2022	2	2
3.500% due 01/15/2028	6	6
VEREIT Operating Partnership LP
3.950% due 08/15/2027	8	7
Vici Properties LLC
8.000% due 10/15/2023	81	91
Vornado Realty LP
3.500% due 01/15/2025	4	4

		5,009

INDUSTRIALS 1.1%
American Airlines Pass-Through Trust
3.350% due 04/15/2031	10	10
Andeavor Logistics LP
3.500% due 12/01/2022	2	2
4.250% due 12/01/2027	2	2
Anheuser-Busch InBev Worldwide, Inc.
3.500% due 01/12/2024 (a)	12	12
3.052% due 01/12/2024 ~(a)	6	6
4.000% due 04/13/2028 (a)	15	15
4.375% due 04/15/2038 (a)	14	14
4.600% due 04/15/2048 (a)	12	12
4.750% due 04/15/2058 (a)	18	18
Aramark Services, Inc.
5.000% due 02/01/2028	8	8
Arrow Electronics, Inc.
3.250% due 09/08/2024	6	6
Ball Corp.
4.875% due 03/15/2026	10	10
BAT Capital Corp.
3.222% due 08/15/2024	16	15
Berry Global, Inc.
4.500% due 02/15/2026	10	9
BMC Software Finance, Inc.
8.125% due 07/15/2021	78	78
Booking Holdings, Inc.
3.550% due 03/15/2028	8	8
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)	15	15
Broadcom Corp.
3.000% due 01/15/2022	68	67
3.625% due 01/15/2024	6	6
3.875% due 01/15/2027	20	19
Campbell Soup Co.
2.645% due 03/16/2020 ~	20	20
2.775% due 03/15/2021 ~	10	10
3.300% due 03/15/2021	10	10
3.650% due 03/15/2023	20	20
3.950% due 03/15/2025	20	20
4.150% due 03/15/2028	20	20
4.800% due 03/15/2048	10	10
Charles River Laboratories International, Inc.
5.500% due 04/01/2026 (a)	4	4
Charter Communications Operating LLC
4.200% due 03/15/2028	19	18
Cheniere Energy Partners LP
5.250% due 10/01/2025	2	2
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	4	4
Community Health Systems, Inc.
6.250% due 03/31/2023	27	25
5.125% due 08/01/2021	36	34
Coty, Inc.
6.500% due 04/15/2026 (a)	10	10
Crown Americas LLC
4.750% due 02/01/2026	6	6
CVS Health Corp.
3.700% due 03/09/2023	72	72
4.100% due 03/25/2025	42	42
4.300% due 03/25/2028	60	60
4.780% due 03/25/2038	10	10
5.050% due 03/25/2048	20	21
3.125% due 03/09/2020	30	30
2.687% due 03/09/2020 ~	20	20
3.350% due 03/09/2021	20	20
2.777% due 03/09/2021 ~	8	8
CVS Pass-Through Trust
8.353% due 07/10/2031	506	623
DAE Funding LLC
4.500% due 08/01/2022	10	10
5.000% due 08/01/2024	20	19
4.000% due 08/01/2020	10	10

Diamond Resorts International, Inc.
7.750% due 09/01/2023	103	112
Discovery Communications LLC
2.950% due 03/20/2023	5	5
3.950% due 03/20/2028	6	6
EQT Corp.
3.078% due 10/01/2020 ~	15	15
Exela Intermediate LLC
10.000% due 07/15/2023	16	16
General Electric Co.
5.000% due 01/21/2021 •(i)	63	62
Harland Clarke Holdings Corp.
8.375% due 08/15/2022	6	6
Hologic, Inc.
4.375% due 10/15/2025	4	4
iHeartCommunications, Inc.
9.000% due 03/01/2021 ^(c)	5	4
9.000% due 12/15/2019 ^(c)	58	46
9.000% due 09/15/2022 ^(c)	403	320
10.625% due 03/15/2023 ^(c)	2	2
Ingevity Corp.
4.500% due 02/01/2026	10	10
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019	10	10
IRB Holding Corp.
6.750% due 02/15/2026	4	4
Live Nation Entertainment, Inc.
5.625% due 03/15/2026	4	4
Meredith Corp.
6.875% due 02/01/2026	8	8
MPLX LP
4.500% due 04/15/2038	6	6
4.000% due 03/15/2028	4	4
NetApp, Inc.
3.300% due 09/29/2024	7	7
Netflix, Inc.
4.875% due 04/15/2028	6	6
PetSmart, Inc.
5.875% due 06/01/2025	16	12
Pisces Midco, Inc.
8.000% due 04/15/2026 (a)	26	26
Pitney Bowes, Inc.
4.700% due 04/01/2023	6	6
Radiate Holdco LLC
6.875% due 02/15/2023	10	10
Scientific Games International, Inc.
5.000% due 10/15/2025	2	2
Standard Industries, Inc.
4.750% due 01/15/2028	10	9
Sunoco LP
4.875% due 01/15/2023	8	8
T-Mobile USA, Inc.
4.750% due 02/01/2028	6	6
Tech Data Corp.
3.700% due 02/15/2022	5	5
4.950% due 02/15/2027	6	6
Tenet Healthcare Corp.
4.625% due 07/15/2024	34	33
Textron, Inc.
2.361% due 11/10/2020 ~	40	40
Time Warner Cable LLC
6.750% due 07/01/2018	500	505
5.000% due 02/01/2020	600	616
Time Warner, Inc.
3.800% due 02/15/2027	14	14
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048	4	4
Tronox, Inc.
6.500% due 04/15/2026 (a)	8	8
Valeant Pharmaceuticals International, Inc.
9.250% due 04/01/2026	14	14
VMware, Inc.
2.300% due 08/21/2020	10	10
2.950% due 08/21/2022	10	10
3.900% due 08/21/2027	10	9
Western Digital Corp.
4.750% due 02/15/2026	40	40
Wyndham Hotels & Resorts, Inc.
5.375% due 04/15/2026 (a)	4	4
Wyndham Worldwide Corp.
4.500% due 04/01/2027	6	6

4.150% due 04/01/2024		5	5

			3,555

UTILITIES 0.3%
AT&T, Inc.
5.650% due 02/15/2047		6	7
2.672% (US0003M + 0.950%) due 07/15/2021 ~		138	140
2.850% due 02/14/2023		30	30
3.400% due 08/14/2024		60	60
3.900% due 08/14/2027		50	50
4.900% due 08/14/2037		50	51
5.150% due 02/14/2050		76	77
5.300% due 08/14/2058		22	22
Calpine Corp.
5.250% due 06/01/2026		2	2
Frontier Communications Corp.
8.500% due 04/01/2026		10	10
Sprint Communications, Inc.
7.000% due 08/15/2020		310	323
Sprint Corp.
7.625% due 03/01/2026		40	39
Verizon Communications, Inc.
5.250% due 03/16/2037		50	54

			865

Total United States			9,429

VENEZUELA 0.0%
INDUSTRIALS 0.0%
Petroleos de Venezuela S.A.
6.000% due 11/15/2026 ^(c)		300	82
6.000% due 05/16/2024 ^(c)		20	6

			88

Total Venezuela			88

Total Corporate Bonds & Notes (Cost $23,250)			23,225

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%
UNITED KINGDOM 0.7%
Eurosail PLC
1.554% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	1,077	1,510
Grifonas Finance PLC
0.009% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	374	414
Juno Eclipse Ltd.
0.000% (EUR003M + 0.180%) due 11/20/2022 ~		174	214

Total United Kingdom			2,138

UNITED STATES 2.8%
Banc of America Alternative Loan Trust
6.000% due 04/25/2036 ^		$49	49
6.000% due 07/25/2046 ^		106	95
Banc of America Funding Trust
3.716% due 05/20/2036 ^~		21	20
Banc of America Mortgage Trust
3.640% due 11/20/2046 ^~		9	9
6.000% due 10/25/2036 ^		25	24
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036		122	126
Chase Mortgage Finance Trust
3.569% due 09/25/2036 ^~		57	56
Countrywide Alternative Loan Trust
2.572% (US0001M + 0.700%) due 10/25/2037 ^~		5,252	1,868
6.000% due 06/25/2036 ^		158	134
6.000% due 02/25/2037 ^		73	50
6.250% (US0001M + 0.650%) due 12/25/2036 ^~		32	24
Countrywide Home Loan Mortgage Pass-Through Trust
2.372% (US0001M + 0.500%) due 07/25/2037 ^~		24	15
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		47	43
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
6.000% due 11/25/2035 ^		388	228
Credit Suisse Mortgage Capital Certificates
3.151% due 12/29/2037 ~		194	162
First Horizon Alternative Mortgage Securities Trust
3.358% due 06/25/2036 ~		444	412
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^		12	11
JPMorgan Alternative Loan Trust
5.658% due 05/26/2037 «~		96	83

JPMorgan Mortgage Trust
6.500% due 07/25/2036 ^	116	90
Merrill Lynch Mortgage Investors Trust
3.559% due 03/25/2036 ^~	18	14
Residential Accredit Loans, Inc. Trust
2.672% (US0001M + 0.800%) due 10/25/2045 ~	117	106
5.500% due 03/25/2037	550	498
6.250% due 03/25/2037 ^	41	36
Structured Adjustable Rate Mortgage Loan Trust
3.610% due 10/25/2036 ^~	2,717	2,465
Wells Fargo Alternative Loan Trust
3.710% due 07/25/2037 ^~	1,478	1,377
Wells Fargo Commercial Mortgage Trust
3.412% due 09/15/2058	1,156	1,168

Total United States		9,163

Total Non-Agency Mortgage-Backed Securities (Cost $11,343)		11,301

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.2%
California State Public Works Board Revenue Notes, Series 2011
5.786% due 12/01/2021	617	651

Total California		651

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	15	16
7.350% due 07/01/2035	5	5
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	150	141

Total Illinois		162

MICHIGAN 0.1%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	215	214

Total Michigan		214

PUERTO RICO 0.1%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2001
5.125% due 07/01/2031 ^(c)	30	14
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.250% due 07/01/2034 ^(c)	5	2
5.250% due 07/01/2037 ^(c)	5	2
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.500% due 07/01/2032 ^(c)	20	9
5.700% due 07/01/2023 ^(c)	10	5
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
6.000% due 07/01/2039 ^(c)	5	2
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(c)	10	4
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(c)	120	51
5.125% due 07/01/2037 ^(c)	10	4
5.500% due 07/01/2039 ^(c)	125	55
Commonwealth of Puerto Rico General Obligation Notes, Series 2012
5.000% due 07/01/2021 ^(c)	10	4

Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010
6.125% due 07/01/2040 ^(c)		100	36

Total Puerto Rico			188

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		385	365

Total Virginia			365

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		360	358

Total West Virginia			358

Total Municipal Bonds & Notes (Cost $1,743)			1,938

	SHARES
PREFERRED STOCKS 0.6%
GERMANY 0.6%
CONSUMER DISCRETIONARY 0.6%
Volkswagen AG		9,864	1,966

Total Preferred Stocks (Cost $1,370)			1,966

REAL ESTATE INVESTMENT TRUSTS 0.6%
CANADA 0.1%
REAL ESTATE 0.1%
Artis Real Estate Investment Trust		2,272	24
Cominar Real Estate Investment Trust		8,663	87
Dream Office Real Estate Investment Trust		14,726	267

			378

Total Canada			378

UNITED STATES 0.5%
FINANCIALS 0.2%
AGNC Investment Corp.		11,539	218
Annaly Capital Management, Inc.		32,674	341
Granite Point Mortgage Trust, Inc.		1,521	25
Two Harbors Investment Corp.		5,342	82

			666

REAL ESTATE 0.3%
CoreCivic, Inc.		9,072	177
Hospitality Properties Trust		983	25
Iron Mountain, Inc.		4,579	151
VICI Properties, Inc. (k)		26,432	484

			837

Total United States			1,503

Total Real Estate Investment Trusts (Cost $1,876)			1,881

	PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 0.9%
ARGENTINA 0.4%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	135	115
7.820% due 12/31/2033		227	316
22.844% (BADLARPP) due 10/04/2022 ~	ARS	28	2
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		2,600	133
26.164% (BADLARPP + 3.250%) due 03/01/2020 ~		400	21
27.250% due 06/21/2020 ~		11,084	586

Total Argentina			1,173

BRAZIL 0.2%
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2045 (h)	BRL	1,533	518

Total Brazil			518

GREECE 0.0%
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	100	127

Total Greece			127

KUWAIT 0.1%
Kuwait International Government Bond
3.500% due 03/20/2027		$385	378

Total Kuwait			378

PERU 0.0%
Peru Government International Bond
6.150% due 08/12/2032	PEN	260	89
6.900% due 08/12/2037		7	2
6.950% due 08/12/2031		100	37

Total Peru			128

SAUDI ARABIA 0.2%
Saudi Government International Bond
2.875% due 03/04/2023		$200	193
4.500% due 10/26/2046		200	187
4.625% due 10/04/2047		200	191

Total Saudi Arabia			571

SPAIN 0.0%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	3	4
4.900% due 09/15/2021		50	67

Total Spain			71

VENEZUELA 0.0%
Venezuela Government International Bond
6.000% due 12/09/2020 ^(c)		$100	29
9.250% due 09/15/2027 ^(c)		44	15

Total Venezuela			44

Total Sovereign Issues (Cost $3,181)			3,010

U.S. GOVERNMENT AGENCIES 2.5%
UNITED STATES 2.5%
Fannie Mae
3.000% due 11/01/2029		28	28
Fannie Mae, TBA
4.000% due 05/01/2048		6,000	6,144
Freddie Mac, TBA
3.000% due 04/12/2048		2,000	1,949

Total U.S. Government Agencies (Cost $8,081)			8,121

U.S. TREASURY OBLIGATIONS 8.3%
UNITED STATES 8.3%
U.S. Treasury Bonds
2.875% due 11/15/2046		1,000	979
U.S. Treasury Notes
1.750% due 03/31/2022		300	292
1.750% due 05/15/2022		300	291
1.750% due 09/30/2022		500	483
1.750% due 05/15/2023		700	672
1.875% due 01/31/2022		1,600	1,564
1.875% due 02/28/2022		1,400	1,367
1.875% due 08/31/2022		500	486
1.875% due 08/31/2024		200	191
2.000% due 07/31/2022		400	391
2.000% due 05/31/2024		200	193
2.000% due 06/30/2024		4,300	4,136
2.000% due 11/15/2026		760	716

2.125% due 12/31/2021		1,500	1,481
2.125% due 06/30/2022		1,000	984
2.125% due 02/29/2024		400	389
2.125% due 07/31/2024		400	387
2.250% due 12/31/2023		3,610	3,537
2.250% due 01/31/2024		190	186
2.250% due 10/31/2024		3,500	3,409
2.250% due 11/15/2024		300	292
2.250% due 02/15/2027		500	480
2.500% due 05/15/2024		500	496
2.500% due 01/31/2025		3,200	3,163
2.750% due 02/15/2028		400	400

Total U.S. Treasury Obligations (Cost $27,464)			26,965

SHORT-TERM INSTRUMENTS 0.9%
CERTIFICATES OF DEPOSIT 0.1%
Barclays Bank PLC
1.940% due 09/04/2018		300	299

REPURCHASE AGREEMENTS (l) 0.5%			1,468

SHORT-TERM NOTES 0.1%
Letras del Banco Central de la Republica Argentina
1.000% due 04/18/2018	ARS	50	2
26.100% due 05/16/2018		310	15
26.400% due 04/18/2018		2,830	139
26.450% due 04/18/2018 - 05/16/2018		580	29

Total Short-Term Notes			185

ARGENTINA TREASURY BILLS 0.1%
20.698% due 07/13/2018 - 09/14/2018 (e)(f)	ARS	6,123	362

GREECE TREASURY BILLS 0.0%
1.141% due 05/04/2018 - 03/15/2019 (e)(f)	EUR	16	19

JAPAN TREASURY BILLS 0.1%
(0.210)% due 04/05/2018 (f)(g)	JPY	30,400	286

Total Short-Term Instruments (Cost $2,638)			2,619

Total Investments in Securities (Cost $312,767)			342,126

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III		91,433	904

Total Short-Term Instruments (Cost $903)			904

Total Investments in Affiliates (Cost $903)			904

Total Investments 105.5% (Cost $313,670)			$343,030
Financial Derivative Instruments (m)(n) 0.0% (Cost or Premiums, net $(72))			62
Other Assets and Liabilities, net (5.5)%			(17,832)

Net Assets 100.0%			$325,260

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$9	$105	0.03%
Eneva S.A.	12/21/2017	1	1	0.00
VICI Properties, Inc.	11/25/2014 - 11/17/2017	370	484	0.15

		$380	$590	0.18%

Borrowings and Other Financing Transactions

(l)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$1,468	Federal Home loan Bank 2.25% due 01/21/2029	$(1,498)	$1,468	$1,468

Total Repurchase Agreements						$(1,498)	$1,468	$1,468

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	1.580%	01/16/2018	04/13/2018	$(1,386)	$(1,391)
DEU	2.050	03/26/2018	04/02/2018	(3,160)	(3,161)
GRE	1.690	02/14/2018	05/16/2018	(2,208)	(2,213)
	1.690	02/26/2018	04/26/2018	(2,163)	(2,166)
SCX	1.630	01/19/2018	04/19/2018	(3,456)	(3,468)
SGY	1.580	03/23/2018	04/06/2018	(398)	(398)

Total Reverse Repurchase Agreements					$(12,797)

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(10,003) at a weighted average interest rate of 1.376%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond June Futures	06/2018	2	AUD	199	$4	$0	$0
U.S. Treasury 10-Year Note June Futures	06/2018	16		$1,938	24	0	0

Total Futures Contracts					$28	$0	$0

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	12/20/2022	1.219%	$300	$51	$(1)	$50	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$850	$(55)	$(1)	$(56)	$0	$(3)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	Semi-Annual	12/07/2022		$1,200	(2)	(29)	(31)	1	0
Pay	3-Month USD-LIBOR	2.050	Semi-Annual	01/11/2023		3,000	(10)	(77)	(87)	2	0
Pay	3-Month USD-LIBOR	2.200	Semi-Annual	01/18/2023		10,000	(38)	(184)	(222)	7	0
Pay	3-Month USD-LIBOR	2.490	Semi-Annual	01/09/2028		2,600	(12)	(54)	(66)	6	0
Receive (6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		5,500	123	140	263	0	(12)
Receive (6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		1,000	38	40	78	0	(6)
Pay (6)	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	900	$0	$0	$0	$0	$0
Receive	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027		600	(2)	(1)	(3)	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	7,000	254	(232)	22	22	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,190	20	(2)	18	4	0
Receive (6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028	EUR	800	(11)	(6)	(17)	0	(1)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	1,793	41	(29)	12	0	(9)
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028	JPY	20,000	0	(1)	(1)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		140,000	10	(11)	(1)	1	0
Receive (6)	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		10,000	0	(1)	(1)	0	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,460,000	(64)	(48)	(112)	8	0
Receive (6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		20,000	0	(1)	(1)	0	0
Receive (6)	6-Month JPY-LIBOR	0.400	Semi-Annual	03/27/2029		40,000	0	(1)	(1)	0	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/29/2029		40,000	(1)	(2)	(3)	0	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021	MXN	700	(2)	0	(2)	0	0
Pay	28-Day MXN-TIIE	6.750	Lunar	08/31/2021		2,000	(1)	(1)	(2)	0	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		2,500	(8)	1	(7)	0	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		600	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		500	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.200	Lunar	12/03/2021		500	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		1,000	0	0	0	0	0
Receive	28-Day MXN-TIIE	6.950	Semi-Annual	06/17/2022		32,100	(5)	35	30	0	(4)
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		400	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		21,200	10	13	23	3	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		200	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		2,000	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,400	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		6,000	(2)	5	3	1	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,400	0	3	3	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		3,400	(1)	4	3	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		600	(4)	1	(3)	0	0
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		4,300	(4)	(19)	(23)	1	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		15,500	(15)	(63)	(78)	3	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		30,000	13	(131)	(118)	6	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		100	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.090	Lunar	01/15/2027		3,300	0	6	6	1	0
Pay	28-Day MXN-TIIE	8.120	Lunar	01/15/2027		700	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		2,400	0	2	2	1	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		1,200	0	2	2	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		1,100	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		1,200	(1)	(1)	(2)	0	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		2,500	0	(3)	(3)	1	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		2,900	0	(4)	(4)	0	(1)
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		11,400	(7)	(9)	(16)	0	(3)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		700	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	0	(3)	(3)	0	(1)
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		1,900	1	(4)	(3)	0	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		400	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		100	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		900	1	(2)	(1)	0	0

							$321	$(666)	$(345)	$68	$(37)

Total Swap Agreements							$317	$(668)	$(351)	$68	$(40)

Cash of $90 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2018	ARS	2,289		$113	$0	$(1)
	04/2018	AUD	2,211		1,741	43	0
	04/2018	DKK	5,676		910	0	(27)
	04/2018	$	1,062	DKK	6,555	20	0
	05/2018	ARS	40		$2	0	0
	05/2018	JPY	23,257		215	0	(4)
	05/2018	$	120	ARS	2,440	0	(1)
BPS	04/2018	ARS	110		$5	0	0
	04/2018	BRL	1,890		569	0	(4)
	04/2018	$	580	BRL	1,890	0	(8)
	05/2018	BRL	1,890		$578	7	0
	05/2018	$	24	ARS	452	0	(2)
	09/2018		17	AUD	23	0	0
BRC	04/2018	JPY	30,400		$270	0	(16)
	09/2018	$	17	AUD	23	0	0
CBK	04/2018	ARS	2,600		$128	0	0
	04/2018	DKK	1,395		222	0	(8)
	04/2018	GBP	4,280		6,019	15	0
	04/2018	$	111	ARS	2,289	2	0
	04/2018		464	GBP	332	1	0
	05/2018	ARS	270		$13	0	0
	05/2018	NZD	905		662	8	0
	05/2018	PEN	425		130	0	(1)
	05/2018	$	1,518	MXN	28,653	49	0
	05/2018		1,485	TRY	5,829	0	(29)
DUB	04/2018	TRY	100		$26	0	0
	04/2018	$	1,711	AUD	2,211	0	(13)
	04/2018		156	RUB	8,901	0	(1)
	05/2018	AUD	2,211		$1,711	13	0
	05/2018	$	133	TRY	526	0	(2)
FBF	04/2018	ARS	50		$2	0	0
	05/2018	$	162	RUB	9,197	0	(3)
GLM	04/2018	EUR	2,726		$3,371	17	0
	04/2018	TRY	82		21	0	0
	04/2018	$	328	AUD	423	0	(3)
	05/2018		215	JPY	23,257	4	0
HUS	04/2018	ARS	200		$10	0	0
	04/2018	RUB	8,901		156	1	0
	04/2018	$	24	ARS	500	0	0
	04/2018		5,614	GBP	3,948	0	(75)
	04/2018		156	RUB	8,901	0	(1)
	05/2018	ARS	380		$18	0	0
	05/2018	GBP	3,948		5,620	74	0
	05/2018	$	484	RUB	28,043	3	0
JPM	04/2018	BRL	1,890		$578	6	0
	04/2018	JPY	32,900		309	0	0
	04/2018	$	569	BRL	1,890	4	0
	04/2018		111	DKK	685	2	0
	05/2018		88	AUD	114	0	0
MSB	04/2018	ARS	120		$6	0	0
	04/2018	JPY	386,465		3,631	0	(1)
	05/2018	$	13	ARS	251	0	(1)
SCX	05/2018		47	TRY	186	0	0
	06/2018		160	IDR	2,213,770	1	0
UAG	04/2018		3,376	EUR	2,726	0	(22)
	04/2018		3,993	JPY	419,365	0	(52)
	05/2018	EUR	2,734		$3,393	22	0
	05/2018	JPY	419,365		4,000	53	0
	05/2018	$	41	EUR	33	0	0
	06/2018		646	INR	42,071	0	(5)

Total Forward Foreign Currency Contracts						$345	$(280)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018		$200	$0	$0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		200	0	0
BPS	Put - OTC CDX.HY-29 5-Year Index	Sell	102.000	06/20/2018		400	(2)	(2)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		400	(1)	(1)
BRC	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	05/16/2018	EUR	500	(1)	(1)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.750	05/16/2018		500	(1)	0
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		$200	0	0
DUB	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	05/16/2018	EUR	1,400	(1)	(1)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.750	05/16/2018		1,400	(1)	(1)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		$200	0	0
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		200	0	0

							$(7)	$(6)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC AUD versus USD		$0.805	09/20/2018	AUD	100	$(1)	$(1)
BRC	Call - OTC AUD versus USD		0.805	09/20/2018		100	(1)	(1)
DUB	Call - OTC USD versus TRY	TRY	3.990	04/20/2018		$100	(1)	(1)
GLM	Call - OTC USD versus TRY		4.000	04/13/2018		100	(0)	(0)

							$(3)	$(3)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
SAL	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	$97.477	04/05/2018	$1,000	$(3)	$(2)
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	97.508	04/05/2018	1,000	(3)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.391	05/07/2018	500	(2)	(1)

					$(8)	$(5)

Total Written Options					$(18)	$(14)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Brazil Government International Bond	0.000%	Quarterly	12/20/2022	1.488%	$845	$(28)	$10	$0	$(18)
DUB	Argentine Republic Government International Bond	0.000	Quarterly	12/20/2022	2.535	250	30	(3)	27	0
GST	Petrobras Global Finance BV	0.000	Quarterly	12/20/2021	1.458	200	(37)	34	0	(3)
HUS	Colombia Government International Bond	0.000	Quarterly	12/20/2022	0.954	50	0	0	0	0
JPM	Mexico Government International Bond	0.000	Quarterly	12/20/2022	0.976	845	(3)	4	1	0
MYC	Mexico Government International Bond	0.000	Quarterly	12/20/2022	0.976	50	0	0	0	0
	South Africa Government International Bond	0.000	Quarterly	12/21/2022	1.367	400	(8)	2	0	(6)

							$(46)	$47	$28	$(27)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.9 Index	0.000%	Monthly	09/17/2058	$2,300	$(128)	$127	$0	$(1)
FBF	CMBX.NA.AAA.9 Index	0.000	Monthly	09/17/2058	600	(24)	24	0	0
GST	CMBX.NA.AAA.10 Index	0.000	Monthly	11/17/2059	4,000	(85)	69	0	(16)
MYC	CMBX.NA.AAA.9 Index	0.000	Monthly	09/17/2058	1,600	(88)	87	0	(1)

						$(325)	$307	$0	$(18)

Total Swap Agreements						$(371)	$354	$28	$(45)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$4,119	$0	$4,119
Netherlands	0	364	0	364
United States	0	16,879	0	16,879
Loan Participations and Assignments
Canada	0	10	0	10
Ireland	0	39	0	39
United States	0	1,530	0	1,530
Common Stocks
Australia
Consumer Discretionary	0	79	0	79
Consumer Staples	0	1,848	0	1,848
Energy	0	408	0	408
Financials	0	4,169	0	4,169
Health Care	0	268	0	268
Industrials	0	271	0	271
Materials	0	2,071	0	2,071
Telecommunication Services	0	570	0	570
Austria
Energy	0	377	0	377
Financials	0	589	0	589
Industrials	0	26	0	26
Materials	0	94	0	94
Belgium
Financials	0	98	0	98
Telecommunication Services	0	248	0	248
Brazil
Energy	0	0	108	108
Utilities	1	0	0	1
Canada
Consumer Discretionary	97	0	0	97
Energy	468	0	0	468
Financials	2,454	0	0	2,454
Industrials	156	0	0	156
Materials	468	0	0	468
Utilities	523	0	0	523
Denmark
Industrials	0	498	0	498
Telecommunication Services	0	597	0	597
Finland
Materials	0	397	0	397
Utilities	0	238	0	238
France
Consumer Discretionary	0	2,123	0	2,123
Consumer Staples	0	1,449	0	1,449
Energy	0	783	0	783
Financials	0	5,112	0	5,112
Health Care	0	2,771	0	2,771
Industrials	0	1,880	0	1,880
Telecommunication Services	0	956	0	956
Utilities	0	1,915	0	1,915
Germany
Consumer Discretionary	0	2,852	0	2,852
Consumer Staples	0	178	0	178
Financials	0	1,588	0	1,588
Health Care	0	1,125	0	1,125
Industrials	0	1,912	0	1,912
Materials	0	2,269	0	2,269
Utilities	0	2,021	0	2,021
Hong Kong
Consumer Discretionary	0	579	0	579
Information Technology	0	134	0	134
Real Estate	0	1,530	0	1,530
Israel
Materials	0	202	0	202
Telecommunication Services	0	222	0	222
Italy
Energy	0	1,279	0	1,279
Financials	0	1,199	0	1,199
Industrials	0	180	0	180
Utilities	0	1,918	0	1,918
Japan
Consumer Discretionary	0	5,920	0	5,920
Consumer Staples	0	1,107	0	1,107
Energy	0	1,168	0	1,168
Financials	0	9,051	0	9,051
Health Care	0	823	0	823
Industrials	0	7,125	0	7,125
Information Technology	0	6,205	0	6,205
Materials	0	1,502	0	1,502
Real Estate	0	153	0	153
Telecommunication Services	0	1,659	0	1,659
Utilities	0	1,044	0	1,044
Luxembourg
Consumer Discretionary	0	154	0	154
Macau
Consumer Discretionary	0	72	0	72
Mexico
Consumer Discretionary	1	0	0	1
Netherlands
Consumer Staples	0	343	0	343
Energy	0	2,847	0	2,847
Financials	0	838	0	838
Health Care	0	914	0	914
Industrials	0	149	0	149
Telecommunication Services	303	24	0	327
New Zealand
Industrials	0	23	0	23
Norway
Energy	0	1,109	0	1,109
Financials	0	361	0	361
Materials	0	355	0	355
Telecommunication Services	0	136	0	136
Portugal
Consumer Staples	0	93	0	93
Materials	0	28	0	28
Utilities	0	391	0	391
Singapore
Industrials	0	519	0	519
Information Technology	0	145	0	145
Spain
Consumer Staples	0	48	0	48
Financials	0	4,540	0	4,540
Industrials	0	1,202	0	1,202
Telecommunication Services	0	1,040	0	1,040
Utilities	0	674	0	674
Sweden
Financials	0	654	0	654
Health Care	0	111	0	111
Telecommunication Services	0	1,001	0	1,001
Switzerland
Consumer Discretionary	42	0	0	42
Energy	370	0	0	370
Financials	0	3,926	0	3,926
Health Care	0	1,397	0	1,397
Industrials	0	70	0	70
Information Technology	280	0	0	280
Telecommunication Services	0	205	0	205
United Kingdom
Consumer Discretionary	0	1,360	0	1,360
Consumer Staples	87	910	0	997
Energy	0	2,154	0	2,154
Financials	0	9,291	0	9,291
Health Care	0	911	0	911
Industrials	0	1,713	0	1,713
Materials	0	301	0	301
Telecommunication Services	0	1,734	0	1,734
Utilities	622	128	0	750
United States
Consumer Discretionary	10,818	0	0	10,818
Consumer Staples	9,100	0	0	9,100
Energy	12,586	0	0	12,586
Financials	23,172	0	0	23,172
Health Care	13,621	0	0	13,621
Industrials	7,522	0	0	7,522
Information Technology	12,132	0	0	12,132
Materials	3,746	0	0	3,746
Telecommunication Services	6,612	0	0	6,612
Utilities	6,204	0	0	6,204
Convertible Bonds & Notes
United States
Industrials	0	15	0	15
Corporate Bonds & Notes
Australia
Banking & Finance	0	394	0	394
Bermuda
Banking & Finance	0	6	0	6
Industrials	0	13	0	13
Brazil
Industrials	0	1	0	1
Utilities	0	911	0	911
Canada
Banking & Finance	0	39	0	39
Industrials	0	80	0	80
Cayman Islands
Banking & Finance	0	911	0	911
Industrials	0	82	0	82
Utilities	0	101	0	101
Finland
Industrials	0	6	0	6
France
Banking & Finance	0	1,000	0	1,000
Industrials	0	669	0	669
Germany
Banking & Finance	0	651	0	651
Ireland
Industrials	0	535	0	535
Luxembourg
Banking & Finance	0	687	0	687
Industrials	0	184	0	184
Utilities	0	1,289	0	1,289
Mexico
Industrials	0	73	0	73
Netherlands
Banking & Finance	0	318	0	318
Industrials	0	4	0	4
Spain
Banking & Finance	0	136	0	136
United Kingdom
Banking & Finance	0	4,477	0	4,477
Industrials	0	1,141	0	1,141
United States
Banking & Finance	0	5,009	0	5,009
Industrials	30	3,525	0	3,555
Utilities	0	865	0	865
Venezuela
Industrials	0	88	0	88
Non-Agency Mortgage-Backed Securities
United Kingdom	0	2,138	0	2,138
United States	0	9,080	83	9,163
Municipal Bonds & Notes
California	0	651	0	651
Illinois	0	162	0	162
Michigan	0	214	0	214
Puerto Rico	0	188	0	188
Virginia	0	365	0	365
West Virginia	0	358	0	358
Preferred Stocks
Germany
Consumer Discretionary	0	1,966	0	1,966
Real Estate Investment Trusts
Canada
Real Estate	378	0	0	378
United States
Financials	666	0	0	666
Real Estate	837	0	0	837
Sovereign Issues
Argentina	0	1,173	0	1,173
Brazil	0	518	0	518
Greece	0	127	0	127
Kuwait	0	378	0	378
Peru	0	128	0	128
Saudi Arabia	0	571	0	571
Spain	0	71	0	71
Venezuela	0	44	0	44

U.S. Government Agencies
United States	0	8,121	0	8,121
U.S. Treasury Obligations
United States	0	26,965	0	26,965
Short-Term Instruments
Certificates of Deposit	0	299	0	299
Repurchase Agreements	0	1,468	0	1,468
Short-Term Notes	0	185	0	185
Argentina Treasury Bills	0	362	0	362
Greece Treasury Bills	0	19	0	19
Japan Treasury Bills	0	286	0	286
	$113,296	$228,639	$191	$342,126

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$904	$0	$0	$904

Total Investments	$114,200	$228,639	$191	$343,030

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	68	0	68
Over the counter	0	373	0	373
	$0	$441	$0	$441

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(40)	0	(40)
Over the counter	0	(339)	0	(339)

	$0	$(379)	$0	$(379)

Total Financial Derivative Instruments	$0	$62	$0	$62

Totals	$114,200	$228,701	$191	$343,092
There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO EqS® Long/Short Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 69.7% ¤
COMMON STOCKS 57.8%
GERMANY 2.2%
FINANCIALS 2.2%
Deutsche Boerse AG	80,000	$10,936

Total Germany		10,936

SOUTH KOREA 1.5%
INFORMATION TECHNOLOGY 1.5%
Samsung Electronics Co. Ltd.	3,200	7,477

Total South Korea		7,477

UNITED STATES 54.1%
CONSUMER DISCRETIONARY 12.2%
Adient PLC (f)	60,000	3,586
AutoZone, Inc. (a)(f)	9,000	5,838
Carnival Corp.	200,000	13,116
Comcast Corp. ‘A’	295,000	10,080
Las Vegas Sands Corp.	135,000	9,706
Royal Caribbean Cruises Ltd.	85,000	10,008
TJX Cos., Inc.	110,000	8,972

		61,306

CONSUMER STAPLES 1.4%
Colgate-Palmolive Co.	100,000	7,168

ENERGY 8.9%
Concho Resources, Inc. (a)(f)	40,000	6,013
ONEOK, Inc.	230,000	13,092
Pioneer Natural Resources Co.	70,000	12,025
Plains All American Pipeline LP (f)	175,000	3,855
Williams Cos., Inc.	330,000	8,204
Williams Partners LP (f)	40,000	1,377

		44,566

FINANCIALS 11.3%
Berkshire Hathaway, Inc. ‘B’ (a)	93,000	18,552
JPMorgan Chase & Co.	150,000	16,495
Morgan Stanley	145,000	7,824
Prudential Financial, Inc.	56,000	5,799
Wells Fargo & Co.	150,000	7,862

		56,532

HEALTH CARE 5.5%
Johnson & Johnson	125,000	16,019
Pfizer, Inc.	330,000	11,711

		27,730

INDUSTRIALS 8.9%
Alaska Air Group, Inc. (f)	80,000	4,957
KAR Auction Services, Inc.	168,548	9,135
Norfolk Southern Corp.	108,000	14,664
Union Pacific Corp.	118,000	15,863

		44,619

INFORMATION TECHNOLOGY 4.3%
Cisco Systems, Inc.	260,000	11,151
Texas Instruments, Inc.	100,000	10,389

		21,540

MATERIALS 1.6%
Vulcan Materials Co.	70,000	7,992

Total United States		271,453

Total Common Stocks (Cost $281,997)		289,866

EXCHANGE-TRADED FUNDS 3.2%
UNITED STATES 3.2%
iShares MSCI Emerging Markets ETF	190,000	9,173
SPDR S&P Oil & Gas Exploration & Production ETF	200,000	7,044

Total Exchange-Traded Funds (Cost $16,296)		16,217

SHORT-TERM INSTRUMENTS 8.7%
REPURCHASE AGREEMENTS (d) 0.0%		234

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 8.7%
1.571% due 04/05/2018 - 05/24/2018 (b)(c)(h)(j)	$43,400	43,337

Total Short-Term Instruments (Cost $43,572)		43,571

Total Investments in Securities (Cost $341,865)		349,654

	SHARES
INVESTMENTS IN AFFILIATES 28.3%
SHORT-TERM INSTRUMENTS 28.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.3%
PIMCO Short-Term Floating NAV Portfolio III	14,338,525	141,708

Total Short-Term Instruments (Cost $141,710)		141,708

Total Investments in Affiliates (Cost $141,710)		141,708

Total Investments 98.0% (Cost $483,575)		$491,362
Securities Sold Short (e) (18.9)% (Proceeds $95,548)		(94,575)
Financial Derivative Instruments (g)(i) (0.2)% (Cost or Premiums, net $(3,368))		(1,236)
Other Assets and Liabilities, net 21.1%		105,988

Net Assets 100.0%		$501,539

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$234	Federal Home Loan Bank 2.250% due 01/21/2029	$(239)	$234	$234

Total Repurchase Agreements						$(239)	$234	$234

(e)	Securities Sold Short

Counterparty	Description		Shares	Proceeds	Payable for Short Sales (2)
	Common Stocks (17.5)%
	Canada (0.2)%
	Energy (0.2)%
GSC	TransCanada Corp.		20,000	$(823)	$(838)

	Total Canada			(823)	(838)

	China (1.0)%
	Consumer Discretionary (0.5)%
	JD.com, Inc. ADR		65,000	(2,724)	(2,632)

	Information Technology (0.5)%
	Tencent Holdings Ltd. ADR		48,000	(2,554)	(2,558)

	Total China			(5,278)	(5,190)

	Switzerland (1.0)%
	Information Technology (1.0)%
	Logitech International S.A.		135,000	(4,518)	(4,955)

	Total Switzerland			(4,518)	(4,955)

	United States (15.3)%
	Consumer Discretionary (2.3)%
	Aramark		50,000	(2,127)	(1,978)
	Hasbro, Inc.		60,000	(5,527)	(5,058)
FOB	KB Home		70,000	(2,313)	(1,992)
	PulteGroup, Inc.		80,000	(2,548)	(2,366)

				(12,515)	(11,394)

	Consumer Staples (2.8)%
GSC	Church & Dwight Co., Inc.		85,000	(4,094)	(4,281)
	Clorox Co.		55,000	(7,154)	(7,321)
FOB	Walmart, Inc.		29,000	(2,534)	(2,580)

				(13,782)	(14,182)

	Energy (1.8)%
GSC	Exxon Mobil Corp.		60,000	(4,831)	(4,477)
FOB	Occidental Petroleum Corp.		35,000	(2,450)	(2,300)
GSC	Valero Energy Corp.		22,000	(2,056)	(2,041)

				(9,337)	(8,818)

	Financials (2.7)%
	Affiliated Managers Group, Inc.		25,000	(4,313)	(4,739)
FOB	Bank of the Ozarks, Inc.		115,000	(5,396)	(5,551)
GSC	Invesco Ltd.		100,000	(3,232)	(3,201)

				(12,941)	(13,491)

	Health Care (2.0)%
	Eli Lilly & Co.		60,000	(5,033)	(4,642)
FOB	Merck & Co., Inc.		50,000	(2,760)	(2,748)
GSC	Mettler-Toledo International, Inc.		5,000	(2,952)	(2,875)

				(10,745)	(10,265)

	Industrials (3.7)%
FOB	Brink’s Co.		60,000	(4,734)	(4,281)
	Copart, Inc.		82,546	(3,872)	(4,204)
GSC	CSX Corp.		70,000	(3,500)	(3,900)
FOB	Schneider National, Inc. ‘B’		95,000	(2,626)	(2,481)
	Werner Enterprises, Inc.		101,500	(3,644)	(3,705)

				(18,376)	(18,571)

	Total United States			(77,696)	(76,721)

	Total Common Stocks			(88,315)	(87,704)

	Exchange-Traded Funds (0.6)%
	United States (0.6)%
	iShares China Large-Cap ETF		60,000	(2,727)	(2,834)

	Total Exchange-Traded Funds			(2,727)	(2,834)

	Real Estate Investment Trusts (0.8)%
	United States (0.8)%
	Iron Mountain, Inc.	0.000%	120	(4,506)	(4,037)

	Total Real Estate Investment Trusts			(4,506)	(4,037)

Total Short Sales (18.9)%				$(95,548)	$(94,575)

(f)	Securities with an aggregate market value of $15,953 and cash of $99,407 have been pledged as collateral as of March 31, 2018 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(2)	Payable for short sales includes $169 of dividends payable.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro STOXX 50 June Futures	06/2018	251	EUR	10,133	$223	$161	$0

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index June Futures	06/2018	230		$(30,395)	$1,419	$0	$(407)
WTI Crude December Futures	11/2018	145		(8,977)	(1,035)	0	(46)

					$384	$0	$(453)

Total Futures Contracts					$607	$161	$(453)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$41,800	$(3,368)	$593	$(2,775)	$0	$(171)

Total Swap Agreements					$(3,368)	$593	$(2,775)	$0	$(171)

(h)	Securities with an aggregate market value of $1,702 and cash of $2,070 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
GLM	04/2018	EUR	5,071		$6,271	$31	$0
	06/2018	KRW	8,004,767		7,475	0	(75)
JPM	04/2018	EUR	3,872		4,790	26	0
	04/2018	GBP	453		624	0	(12)
UAG	04/2018		$11,077	EUR	8,943	0	(73)
	05/2018	EUR	8,943		$11,100	73	0

Total Forward Foreign Currency Contracts						$130	$(160)

Swap Agreements:

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	AMZX Index	4,548	3-Month USD-LIBOR plus a specified spread	Quarterly	05/15/2018	$4,934	$0	$(29)	$0	$(29)
BPS	Receive	AMZX Index	8,568	3-Month USD-LIBOR plus a specified spread	Quarterly	11/28/2018	9,988	0	(714)	0	(714)

Total Swap Agreements								$0	$(743)	$0	$(743)

(j)	Securities with an aggregate market value of $1,207 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Common Stocks
Germany
Financials	$0	$10,936	$0	$10,936
South Korea
Information Technology	0	7,477	0	7,477
United States
Consumer Discretionary	61,306	0	0	61,306
Consumer Staples	7,168	0	0	7,168
Energy	44,566	0	0	44,566
Financials	56,532	0	0	56,532
Health Care	27,730	0	0	27,730
Industrials	44,619	0	0	44,619
Information Technology	21,540	0	0	21,540
Materials	7,992	0	0	7,992
Exchange-Traded Funds
United States	16,217	0	0	16,217
Short-Term Instruments
Repurchase Agreements	0	234	0	234
U.S. Treasury Bills	0	43,337	0	43,337
	$287,670	$61,984	$0	$349,654

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$141,708	$0	$0	$141,708

Total Investments	$429,378	$61,984	$0	$491,362

Short Sales, at Value - Liabilities
Canada
Energy	(838)	0	0	(838)
China
Consumer Discretionary	(2,632)	0	0	(2,632)
Information Technology	(2,558)	0	0	(2,558)
Switzerland
Information Technology	(4,955)	0	0	(4,955)
United States
Consumer Discretionary	(11,394)	0	0	(11,394)
Consumer Staples	(14,182)	0	0	(14,182)
Energy	(8,818)	0	0	(8,818)
Financials	(13,491)	0	0	(13,491)
Health Care	(10,265)	0	0	(10,265)
Industrials	(18,571)	0	0	(18,571)
United States	(2,834)	0	0	(2,834)
United States	(4,037)	0	0	(4,037)
	$(94,575)	$0	$0	$(94,575)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	161	0	0	161
Over the counter	0	130	0	130
	$161	$130	$0	$291

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(453)	(171)	0	(624)
Over the counter	0	(903)	0	(903)

	$(453)	$(1,074)	$0	$(1,527)

Total Financial Derivative Instruments	$(292)	$(944)	$0	$(1,236)

Totals	$334,511	$61,040	$0	$395,551

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Emerging Markets Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.4% ¤
COMMON STOCKS 97.5%
AUSTRALIA 0.0%
MATERIALS 0.0%
MMG Ltd. (a)	372,000	$231

Total Australia		231

BRAZIL 6.7%
CONSUMER DISCRETIONARY 0.4%
Grendene S.A.	89,500	741
Guararapes Confeccoes S.A.	4,600	210
MRV Engenharia e Participacoes S.A.	201,500	992
Via Varejo S.A.	653,400	6,001

		7,944

CONSUMER STAPLES 0.5%
Ambev S.A. ADR	113,057	822
BRF S.A. (a)	143,800	994
JBS S.A.	1,657,600	4,695
Marfrig Global Foods S.A. (a)	1,285,200	2,312
Natura Cosmeticos S.A.	236,900	2,296

		11,119

ENERGY 0.9%
Petroleo Brasileiro S.A. SP - ADR (a)	1,247,594	17,641

FINANCIALS 2.3%
Banco Bradesco S.A. ADR	857,954	10,192
Banco BTG Pactual S.A.	164,386	1,145
Banco do Brasil S.A.	1,502,100	18,668
Itau Unibanco Holding S.A. SP - ADR ‘H’	924,280	14,419
Porto Seguro S.A.	63,200	930
PPLA Participations Ltd. (a)	10,876	4
Sul America S.A.	196,546	1,307

		46,665

INDUSTRIALS 0.1%
Embraer S.A. SP - ADR	37,879	985

MATERIALS 1.6%
Cia Siderurgica Nacional S.A. SP - ADR (a)	834,261	2,194
Duratex S.A.	57,100	205
Fibria Celulose S.A. - ADR	215,805	4,208
Gerdau S.A. SP - ADR	443,711	2,068
Nexa Resources S.A.	10,702	187
Vale S.A.	1,909,939	24,419

		33,281

TELECOMMUNICATION SERVICES 0.2%
Telefonica Brasil S.A. ADR	54,800	842
TIM Participacoes S.A. ADR	146,658	3,178

		4,020

UTILITIES 0.7%
AES Tiete Energia S.A.	420,500	1,546
Cia de Saneamento de Minas Gerais-COPASA	78,000	1,136
Cia Energetica de Minas Gerais SP - ADR	3,283,569	8,472
Engie Brasil Energia S.A.	38,100	452
Light S.A. (a)	333,200	1,367

Transmissora Alianca de Energia Eletrica S.A.	128,200	844

		13,817

Total Brazil		135,472

CHILE 0.9%
CONSUMER DISCRETIONARY 0.0%
Ripley Corp. S.A.	809,914	829

CONSUMER STAPLES 0.2%
Cencosud S.A.	894,108	2,741
Cia Cervecerias Unidas S.A. SP - ADR	6,271	185

		2,926

ENERGY 0.1%
Empresas COPEC S.A.	86,301	1,343

FINANCIALS 0.2%
Banco de Chile	1,927,697	325
Banco Santander Chile ADR	45,042	1,509
Sociedad Matriz del Banco de Chile S.A. ‘B’	2,068,377	1,091

		2,925

INDUSTRIALS 0.0%
Latam Airlines Group S.A. SP - ADR	49,816	767

MATERIALS 0.3%
Antofagasta PLC	139,560	1,804
CAP S.A.	223,139	2,582
Empresas CMPC S.A.	555,234	2,115

		6,501

TELECOMMUNICATION SERVICES 0.0%
Empresa Nacional de Telecomunicaciones S.A.	42,842	496

UTILITIES 0.1%
Enel Americas S.A. ADR	71,872	835
Enel Chile S.A.	9,133,925	1,184
Enel Generacion Chile S.A. ADR	8,362	199

		2,218

Total Chile		18,005

CHINA 23.8%
CONSUMER DISCRETIONARY 0.2%
Dongfeng Motor Group Co. Ltd. ‘H’	1,170,000	1,366
GOME Retail Holdings Ltd.	14,250,000	1,551
Great Wall Motor Co. Ltd. ‘H’	356,000	361
Shanghai Jin Jiang International Hotels Group Co. Ltd.	486,000	200
Zhongsheng Group Holdings Ltd.	224,500	617

		4,095

CONSUMER STAPLES 0.3%
Hengan International Group Co. Ltd.	21,500	200
Tingyi Cayman Islands Holding Corp.	1,734,000	3,597
Uni-President China Holdings Ltd.	244,000	212
Want Want China Holdings Ltd.	1,706,000	1,373

		5,382

ENERGY 3.0%
China Oilfield Services Ltd. ‘H’	320,000	336
China Petroleum & Chemical Corp. ‘H’	20,676,400	18,341
China Shenhua Energy Co. Ltd. ‘H’	3,803,500	9,546
CNOOC Ltd.	16,031,000	23,737
PetroChina Co. Ltd. ‘H’	11,876,000	8,249
Yanzhou Coal Mining Co. Ltd. ‘H’	924,000	1,194

		61,403

FINANCIALS 12.8%
Agricultural Bank of China Ltd. ‘H’	36,320,000	20,857
Bank of China Ltd. ‘H’	80,360,000	43,897
Bank of Chongqing Co. Ltd. ‘H’	1,019,000	797

Bank of Communications Co. Ltd. ‘H’	10,981,000	8,681
China Cinda Asset Management Co. Ltd. ‘H’	3,956,000	1,448
China CITIC Bank Corp. Ltd. ‘H’	9,406,000	6,490
China Construction Bank Corp. ‘H’	81,949,000	85,596
China Everbright Bank Co. Ltd. ‘H’	3,036,000	1,471
China Huarong Asset Management Co. Ltd. ‘H’	7,377,000	3,127
China Life Insurance Co. Ltd. ‘H’	1,130,000	3,159
China Merchants Bank Co. Ltd. ‘H’	1,577,500	6,548
China Minsheng Banking Corp. Ltd. ‘H’	5,485,100	5,380
Chongqing Rural Commercial Bank Co. Ltd. ‘H’	4,988,000	3,856
CSC Financial Co. Ltd. ‘H’	754,000	630
Industrial & Commercial Bank of China Ltd. ‘H’	55,809,000	48,637
People’s Insurance Co. Group of China Ltd. ‘H’	8,905,000	4,212
PICC Property & Casualty Co. Ltd. ‘H’	418,000	739
Ping An Insurance Group Co. of China Ltd. ‘H’	685,500	7,068
Postal Savings Bank of China Co. Ltd. ‘H’	10,103,000	6,408

		259,001

HEALTH CARE 0.2%
China Resources Pharmaceutical Group Ltd.	2,808,500	3,951
Sihuan Pharmaceutical Holdings Group Ltd.	1,163,000	348
Sinopharm Group Co. Ltd.	47,600	238

		4,537

INDUSTRIALS 1.0%
Air China Ltd. ‘H’	1,208,000	1,560
China Communications Construction Co. Ltd. ‘H’	829,000	857
China Eastern Airlines Corp. Ltd. ‘H’	766,000	562
China Lesso Group Holdings Ltd.	746,000	570
China Machinery Engineering Corp.	349,000	186
China Railway Construction Corp. Ltd. ‘H’	453,000	456
China Railway Group Ltd. ‘H’	582,000	405
China Southern Airlines Co. Ltd. ‘H’	2,552,000	2,667
COSCO SHIPPING Energy Transportation Co. Ltd.	384,000	198
Dongfang Electric Corp. Ltd.‘H’	170,800	134
Fosun International Ltd.	256,500	563
Harbin Electric Co. Ltd. ‘H’	2,586,000	911
Jiangsu Expressway Co. Ltd. ‘H’	132,000	187
Qinhuangdao Port Co. Ltd. ‘H’	953,000	270
Shanghai Electric Group Co. Ltd. ‘H’ (a)	1,322,000	460
Sinopec Engineering Group Co. Ltd. ‘H’	1,619,000	1,615
Sinotrans Ltd. ‘H’	1,977,000	1,093
Sinotruk Hong Kong Ltd.	1,669,500	1,994
Weichai Power Co. Ltd. ‘H’	1,449,000	1,639
Yangzijiang Shipbuilding Holdings Ltd.	2,013,900	1,876
Zhejiang Expressway Co. Ltd. ‘H’	1,420,000	1,456
Zoomlion Heavy Industry Science and Technology Co. Ltd. ‘H’	2,982,600	1,149

		20,808

INFORMATION TECHNOLOGY 0.6%
AVIC International Holdings Ltd.	348,000	239
Changyou.com Ltd. ADR (a)	43,649	1,217
Fang Holdings Ltd. ADR (a)	75,070	386
FIH Mobile Ltd.	603,000	131
Legend Holdings Corp. ‘H’	933,900	3,102
Lenovo Group Ltd.	11,370,000	5,848
Semiconductor Manufacturing International Corp. (a)	335,000	443
Sohu.com, Inc. (a)	48,954	1,514
ZTE Corp. ‘H’ (a)	66,200	218

		13,098

MATERIALS 1.5%
Anhui Conch Cement Co. Ltd. ‘H’	343,500	1,890
China BlueChemical Ltd. ‘H’	5,404,000	1,527
China Hongqiao Group Ltd.	178,500	196
China National Building Material Co. Ltd. ‘H’	18,626,000	20,494
China National Materials Co. Ltd. ‘H’	4,804,000	4,396
China Zhongwang Holdings Ltd.	2,570,000	1,535
Jiangxi Copper Co. Ltd. ‘H’	537,000	773
Maanshan Iron & Steel Co. Ltd. ‘H’ (a)	458,000	199

		31,010

REAL ESTATE 3.1%
Agile Group Holdings Ltd.	5,048,000	10,527
Beijing Capital Land Ltd. ‘H’	1,230,000	758
Central China Real Estate Ltd. (a)	1,968,000	908
China Aoyuan Property Group Ltd.	261,000	244
China Evergrande Group	1,815,000	5,801
China SCE Property Holdings Ltd.	427,000	223
China Vanke Co. Ltd. ‘H’	45,600	210

CIFI Holdings Group Co. Ltd.	638,000	564
Country Garden Holdings Co. Ltd.	1,486,000	3,103
Fantasia Holdings Group Co. Ltd.	4,131,000	809
Future Land Development Holdings Ltd.	3,279,138	2,810
Greentown China Holdings Ltd.	2,200,500	3,009
Guangzhou R&F Properties Co. Ltd. ‘H’	2,577,000	6,518
Kaisa Group Holdings Ltd. (a)	5,904,000	3,358
KWG Property Holding Ltd.	2,927,500	4,069
Logan Property Holdings Co. Ltd.	786,000	1,210
Longfor Properties Co. Ltd.	585,000	1,804
Powerlong Real Estate Holdings Ltd.	3,319,000	1,762
Red Star Macalline Group Corp. Ltd. ‘H’	512,000	604
Shui On Land Ltd.	9,791,000	2,680
Sino-Ocean Group Holding Ltd.	5,875,500	4,302
SOHO China Ltd.	6,816,500	3,590
Sunac China Holdings Ltd.	264,000	1,037
Times China Holdings Ltd.	185,000	286
Yuzhou Properties Co. Ltd.	2,943,000	2,021

		62,207

TELECOMMUNICATION SERVICES 0.5%
China Communications Services Corp. Ltd. ‘H’	3,634,000	2,187
China Telecom Corp. Ltd. ‘H’	17,722,000	7,860

		10,047

UTILITIES 0.6%
Beijing Jingneng Clean Energy Co. Ltd. ‘H’	2,012,000	492
China Longyuan Power Group Corp. Ltd. ‘H’	1,156,000	893
Datang International Power Generation Co. Ltd. ‘H’ (a)	7,648,000	2,309
Huadian Fuxin Energy Corp. Ltd. ‘H’	6,028,000	1,554
Huadian Power International Corp. Ltd. ‘H’	5,188,000	2,005
Huaneng Power International, Inc. ‘H’	7,740,000	5,229

		12,482

Total China		484,070

GREECE 1.3%
CONSUMER DISCRETIONARY 0.2%
FF Group (a)	51,384	1,002
OPAP S.A.	200,716	2,300

		3,302

ENERGY 0.0%
Hellenic Petroleum S.A.	49,185	476
Motor Oil Hellas Corinth Refineries S.A.	9,242	208

		684

FINANCIALS 0.9%
Alpha Bank AE (a)	3,309,631	7,069
Eurobank Ergasias S.A. (a)	706,769	672
National Bank of Greece S.A. (a)	21,362,346	6,912
Piraeus Bank S.A. (a)	1,128,161	3,592

		18,245

TELECOMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization S.A.	174,340	2,363

UTILITIES 0.1%
Holding Co. Admie IPTO S.A. (a)	229,269	498
Public Power Corp. S.A.	220,031	701

		1,199

Total Greece		25,793

HONG KONG 5.1%
CONSUMER DISCRETIONARY 0.1%
China Travel International Investment Hong Kong Ltd.	3,476,000	1,241
Dah Chong Hong Holdings Ltd.	1,041,000	529

		1,770

CONSUMER STAPLES 0.6%
China Agri-Industries Holdings Ltd.	2,944,000	1,301
China Resources Beer Holdings Co. Ltd.	2,452,000	10,689

		11,990

ENERGY 0.1%
Kunlun Energy Co. Ltd.	3,632,000	3,154

FINANCIALS 0.6%
BOC Hong Kong Holdings Ltd.	1,163,000	5,706
China Everbright Ltd.	94,000	199
China Taiping Insurance Holdings Co. Ltd.	1,920,200	6,450
Far East Horizon Ltd.	359,000	381

		12,736

INDUSTRIALS 0.6%
Beijing Enterprises Holdings Ltd.	32,000	169
China Merchants Port Holdings Co. Ltd.	340,000	755
CITIC Ltd.	4,207,000	5,924
COSCO SHIPPING Ports Ltd.	2,212,000	1,868
Shanghai Industrial Holdings Ltd.	1,000,000	2,624
Shenzhen International Holdings Ltd.	101,000	223
Tianjin Port Development Holdings Ltd.	2,540,000	354

		11,917

MATERIALS 0.3%
China Resources Cement Holdings Ltd.	3,738,000	3,270
Shougang Fushan Resources Group Ltd.	7,462,000	1,929

		5,199

REAL ESTATE 1.0%
China Jinmao Holdings Group Ltd.	7,058,000	4,073
China Overseas Grand Oceans Group Ltd.	2,913,000	1,428
China Overseas Land & Investment Ltd.	346,000	1,213
China Resources Land Ltd.	844,000	3,102
Joy City Property Ltd.	832,000	135
Poly Property Group Co. Ltd. (a)	7,348,000	3,650
Shenzhen Investment Ltd.	4,466,000	1,907
Yuexiu Property Co. Ltd.	19,676,000	4,679

		20,187

TELECOMMUNICATION SERVICES 1.3%
China Mobile Ltd.	1,878,000	17,213
China Unicom Hong Kong Ltd. (a)	7,352,000	9,405

		26,618

UTILITIES 0.5%
China Power International Development Ltd.	12,987,000	3,358
China Resources Power Holdings Co. Ltd.	3,334,000	6,113

		9,471

Total Hong Kong		103,042

INDIA 4.8%
CONSUMER DISCRETIONARY 0.1%
Amtek Auto Ltd. (a)	577,586	187
Tata Motors Ltd.	452,177	2,298

		2,485

ENERGY 0.7%
Coal India Ltd.	654,182	2,835
Hindustan Petroleum Corp. Ltd.	105,735	561
Indian Oil Corp. Ltd.	194,458	531
Oil & Natural Gas Corp. Ltd.	1,342,312	3,683
Oil India Ltd.	305,436	1,023
Reliance Industries Ltd.	350,394	4,777

		13,410

FINANCIALS 1.5%
Allahabad Bank	1,720,447	1,351
Andhra Bank (a)	2,464,958	1,589
Bank of Baroda	507,562	1,119
Bank of India	842,441	1,359
Canara Bank	576,761	2,361
Corp. Bank	114,602	55

ICICI Bank Ltd.	725,330	3,154
IDBI Bank Ltd. (a)	514,150	572
IDFC Ltd.	257,000	194
Indian Bank	233,030	1,078
Oriental Bank of Commerce (a)	1,308,295	1,846
Power Finance Corp. Ltd.	1,276,305	1,680
Punjab National Bank (a)	1,043,537	1,537
Rural Electrification Corp. Ltd.	1,676,737	3,219
State Bank of India	1,390,117	5,354
Syndicate Bank	990,920	858
UCO Bank (a)	542,251	182
Union Bank of India	1,325,786	1,940

		29,448

INDUSTRIALS 0.5%
Adani Enterprises Ltd.	930,400	2,279
Bharat Heavy Electricals Ltd.	880,956	1,107
GMR Infrastructure Ltd. (a)	1,163,229	305
Jaiprakash Associates Ltd. (a)	23,182,912	6,830

		10,521

INFORMATION TECHNOLOGY 0.0%
Infosys Ltd. SP - ADR	11,985	214

MATERIALS 1.5%
Hindalco Industries Ltd.	1,293,939	4,327
Jindal Steel & Power Ltd. (a)	2,147,807	7,289
JSW Steel Ltd.	141,435	629
National Aluminium Co. Ltd.	805,510	830
NMDC Ltd.	249,899	457
Steel Authority of India Ltd. (a)	1,450,513	1,591
Tata Chemicals Ltd.	113,762	1,193
Tata Steel Ltd.	1,041,029	9,205
Tata Steel Ltd. (a)	74,978	164
Vedanta Ltd.	520,115	2,233
Vedanta Resources PLC	203,924	2,027

		29,945

REAL ESTATE 0.0%
DLF Ltd.	104,717	327

TELECOMMUNICATION SERVICES 0.2%
Bharti Airtel Ltd.	74,994	460
Idea Cellular Ltd. (a)	125,689	148
Reliance Communications Ltd. (a)	11,859,285	4,007

		4,615

UTILITIES 0.3%
Adani Power Ltd. (a)	509,410	189
CESC Ltd.	15,099	223
Jaiprakash Power Ventures Ltd. (a)	3,337,994	248
JSW Energy Ltd.	264,290	299
NHPC Ltd.	2,391,330	1,017
NTPC Ltd.	234,987	616
Reliance Infrastructure Ltd.	150,872	994
Reliance Power Ltd. (a)	308,260	171
Tata Power Co. Ltd.	1,477,667	1,794

		5,551

Total India		96,516

INDONESIA 1.1%
CONSUMER DISCRETIONARY 0.1%
Astra International Tbk PT	1,699,900	904

CONSUMER STAPLES 0.0%
Indofood Sukses Makmur Tbk PT	1,493,800	783

ENERGY 0.4%
Adaro Energy Tbk PT	10,893,300	1,697
Bukit Asam Tbk PT	4,648,290	999
Indo Tambangraya Megah Tbk PT	1,424,500	2,957
United Tractors Tbk PT	869,600	2,029

		7,682

FINANCIALS 0.3%
Bank CIMB Niaga Tbk PT (a)	1,542,000	132
Bank Danamon Indonesia Tbk PT	1,293,600	648
Bank Mandiri Persero Tbk PT	3,540,000	1,985
Bank Negara Indonesia Persero Tbk PT	2,575,900	1,631
Bank Rakyat Indonesia Persero Tbk PT	7,734,500	2,030
Bank Tabungan Negara Persero Tbk PT	788,500	218

		6,644

INDUSTRIALS 0.0%
Berlian Laju Tanker Tbk PT «(a)	707,200	0

MATERIALS 0.2%
Indah Kiat Pulp & Paper Corp. Tbk PT	3,166,300	2,540
Indocement Tunggal Prakarsa Tbk PT	278,000	325
Semen Indonesia Persero Tbk PT	965,100	728

		3,593

TELECOMMUNICATION SERVICES 0.0%
Telekomunikasi Indonesia Persero Tbk PT	2,296,300	604
XL Axiata Tbk PT	841,500	155

		759

UTILITIES 0.1%
Perusahaan Gas Negara Persero Tbk	7,089,500	1,192

Total Indonesia		21,557

MALAYSIA 2.0%
CONSUMER DISCRETIONARY 0.3%
Astro Malaysia Holdings Bhd.	329,500	174
DRB-Hicom Bhd.	3,701,000	2,311
Genting Bhd.	926,700	2,090
UMW Holdings Bhd. (a)	284,500	444

		5,019

CONSUMER STAPLES 0.1%
British American Tobacco Malaysia Bhd.	138,700	944
Felda Global Ventures Holdings Bhd.	2,878,700	1,242
Sime Darby Plantation Bhd. (a)	283,900	407

		2,593

ENERGY 0.1%
Sapura Energy Bhd.	7,187,500	951

FINANCIALS 0.9%
Alliance Bank Malaysia Bhd.	556,300	617
AMMB Holdings Bhd.	1,653,200	1,666
CIMB Group Holdings Bhd.	2,870,300	5,341
Hong Leong Bank Bhd.	44,700	217
Malayan Banking Bhd.	2,884,800	7,858
Public Bank Bhd.	335,600	2,087
RHB Bank Bhd.	918,400	1,232

		19,018

INDUSTRIALS 0.2%
AirAsia Bhd.	1,853,200	1,905
Berjaya Corp. Bhd. (a)	4,595,200	382
IJM Corp. Bhd.	291,200	203
MISC Bhd.	195,200	357
MMC Corp. Bhd.	369,200	164
Sime Darby Bhd.	605,200	412

		3,423

MATERIALS 0.0%
Petronas Chemicals Group Bhd.	175,900	371

REAL ESTATE 0.0%
Sime Darby Property Bhd. (a)	283,900	105
Sunway Bhd.	1,986,533	814

		919

TELECOMMUNICATION SERVICES 0.2%
Axiata Group Bhd.	1,330,900	1,886
Maxis Bhd.	233,500	344
Telekom Malaysia Bhd.	964,400	1,299

		3,529

UTILITIES 0.2%
Malakoff Corp. Bhd.	2,414,400	561
Tenaga Nasional Bhd.	635,000	2,657
YTL Corp. Bhd.	3,922,202	1,363
YTL Power International Bhd.	1,066,614	279

		4,860

Total Malaysia		40,683

MALTA 0.0%
FINANCIALS 0.0%
Brait SE	65,820	201

Total Malta		201

MEXICO 1.4%
CONSUMER DISCRETIONARY 0.0%
Megacable Holdings S.A.B. de C.V.	44,200	203

CONSUMER STAPLES 0.2%
Coca-Cola Femsa S.A.B. de C.V. SP - ADR	9,294	618
Fomento Economico Mexicano S.A.B. de C.V. SP - ADR	14,011	1,281
Grupo Bimbo S.A.B. de C.V. ‘A’	208,700	459
Kimberly-Clark de Mexico S.A.B. de C.V. ‘A’	187,900	353
Wal-Mart de Mexico S.A.B. de C.V.	266,500	674

		3,385

FINANCIALS 0.2%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand ADR	125,946	903
Gentera S.A.B. de C.V.	492,700	359
Grupo Elektra S.A.B. de C.V.	45,635	1,280
Grupo Financiero Banorte S.A.B. de C.V. ‘O’	171,400	1,039
Grupo Financiero Inbursa S.A.B. de C.V. ‘O’	102,200	170

		3,751

INDUSTRIALS 0.2%
Alfa S.A.B. de C.V. ‘A’	3,525,500	4,518

MATERIALS 0.2%
Cemex S.A.B. de C.V. SP - ADR (a)	444,060	2,940
Grupo Mexico S.A.B. de C.V. ‘B’	661,100	2,206

		5,146

TELECOMMUNICATION SERVICES 0.6%
America Movil S.A.B. de C.V. SP - ADR ‘L’	635,799	12,137

Total Mexico		29,140

PHILIPPINES 0.3%
FINANCIALS 0.0%
Metropolitan Bank & Trust Co.	139,455	230

INDUSTRIALS 0.1%
Alliance Global Group, Inc. (a)	4,576,000	1,159
DMCI Holdings, Inc.	811,500	190
San Miguel Corp.	83,810	216

		1,565

TELECOMMUNICATION SERVICES 0.2%
Globe Telecom, Inc.	9,540	297
PLDT, Inc.	141,515	4,027

		4,324

UTILITIES 0.0%
Manila Electric Co.	34,340	209

Total Philippines		6,328

POLAND 1.9%
ENERGY 0.2%
Grupa Lotos S.A.	82,166	1,271
Polski Koncern Naftowy ORLEN S.A.	39,506	972
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,211,550	2,002

		4,245

FINANCIALS 0.7%
Bank Handlowy w Warszawie S.A.	33,170	734
Bank Millennium S.A. (a)	78,236	188
Bank Pekao S.A.	105,294	3,798
Getin Noble Bank S.A. (a)	1,505,212	595
Powszechna Kasa Oszczednosci Bank Polski S.A.	455,554	5,394
Powszechny Zaklad Ubezpieczen S.A.	388,527	4,751

		15,460

INFORMATION TECHNOLOGY 0.1%
Asseco Poland S.A.	96,012	1,264

MATERIALS 0.3%
Grupa Azoty S.A.	9,319	153
Jastrzebska Spolka Weglowa S.A.	13,511	320
KGHM Polska Miedz S.A.	214,281	5,458

		5,931

TELECOMMUNICATION SERVICES 0.2%
Orange Polska S.A.	1,960,081	3,327
PLAY Communications S.A. (a)	21,214	205

		3,532

UTILITIES 0.4%
Enea S.A.	437,735	1,181
Energa S.A.	883,468	2,491
PGE Polska Grupa Energetyczna S.A. (a)	1,093,029	3,168
Tauron Polska Energia S.A.	2,870,499	2,039

		8,879

Total Poland		39,311

RUSSIA 9.1%
CONSUMER DISCRETIONARY 0.0%
M.Video PJSC	27,340	197

CONSUMER STAPLES 0.1%
Magnit PJSC	2,470	201
X5 Retail Group NV GDR (a)	77,682	2,605

		2,806

ENERGY 5.9%
Gazprom Neft PJSC SP - ADR	55,312	1,428
Gazprom PJSC SP - ADR	11,679,867	57,139
Lukoil PJSC SP - ADR	494,516	34,144
Rosneft Oil, Co. PJSC GDR	1,152,172	6,329
Surgutneftegas OJSC SP - ADR	3,397,292	16,647
Tatneft PJSC SP - ADR	57,763	3,661
TMK PJSC	366,980	527

		119,875

FINANCIALS 0.5%
Sberbank of Russia PJSC SP - ADR	519,933	9,711
VTB Bank PJSC GDR	609,706	1,194

		10,905

INDUSTRIALS 0.1%
Aeroflot PJSC	696,760	1,885
Globaltrans Investment PLC GDR	50,210	595

		2,480

INFORMATION TECHNOLOGY 0.1%
Mail.Ru Group Ltd. SP - GDR (a)	27,199	951

MATERIALS 1.0%
Evraz PLC	478,534	2,918
Mechel PJSC SP - ADR	673,901	2,931
MMC Norilsk Nickel PJSC ADR	571,765	10,617
Novolipetsk Steel PJSC GDR	21,709	541
PhosAgro PJSC GDR	13,243	193
Polyus PJSC GDR	5,291	206
Severstal PJSC GDR	183,496	2,773

		20,179

TELECOMMUNICATION SERVICES 1.0%
MegaFon PJSC SP - GDR	463,901	4,588
Mobile TeleSystems PJSC	1,844,890	9,485
Rostelecom PJSC	1,879,250	2,205
Sistema PJSC FC SP - GDR	835,388	3,375

		19,653

UTILITIES 0.4%
Federal Grid Co. Unified Energy System PJSC	489,310,000	1,527
Inter RAO UES PJSC	9,678,000	647
Mosenergo PJSC	11,879,000	605
Rosseti PJSC	216,969,012	2,890
RusHydro PJSC	133,343,000	1,752
Unipro PJSC	10,847,000	540

		7,961

Total Russia		185,007

SINGAPORE 0.0%
INDUSTRIALS 0.0%
BOC Aviation Ltd.	38,000	227

Total Singapore		227

SOUTH AFRICA 5.3%
CONSUMER DISCRETIONARY 0.2%
Imperial Holdings Ltd.	138,289	2,726
Tsogo Sun Holdings Ltd.	233,065	458

		3,184

CONSUMER STAPLES 0.0%
Massmart Holdings Ltd.	56,671	769

ENERGY 0.1%
Exxaro Resources Ltd.	131,494	1,214

FINANCIALS 2.1%
Barclays Africa Group Ltd.	738,235	11,823
FirstRand Ltd.	483,350	2,731
Investec Ltd.	538,055	4,194
Liberty Holdings Ltd.	418,083	4,434
MMI Holdings Ltd.	1,422,281	2,652
Nedbank Group Ltd.	211,933	5,108
Standard Bank Group Ltd.	637,331	11,777

		42,719

HEALTH CARE 0.1%
Life Healthcare Group Holdings Ltd.	586,540	1,368
Netcare Ltd.	741,372	1,753

		3,121

INDUSTRIALS 0.2%
Barloworld Ltd.	366,426	5,160

MATERIALS 1.7%
African Rainbow Minerals Ltd.	58,690	504
Gold Fields Ltd. SP - ADR	977,276	3,929
Impala Platinum Holdings Ltd. (a)	80,929	161
Kumba Iron Ore Ltd.	294,574	7,087
Mondi Ltd.	151,391	4,121
Nampak Ltd. (a)	1,499,262	1,925
Sappi Ltd.	63,275	407
Sasol Ltd.	462,091	15,765

		33,899

TELECOMMUNICATION SERVICES 0.9%
MTN Group Ltd.	1,401,028	14,085
Telkom S.A. SOC Ltd.	626,750	2,814
Vodacom Group Ltd.	102,457	1,325

		18,224

Total South Africa		108,290

SOUTH KOREA 19.6%
CONSUMER DISCRETIONARY 3.9%
CJ O Shopping Co. Ltd.	14,508	3,055
Hankook Tire Co. Ltd.	15,841	784
Hotel Shilla Co. Ltd.	2,710	236
Hyundai Department Store Co. Ltd.	22,142	1,890
Hyundai Mobis Co. Ltd.	11,784	2,815
Hyundai Motor Co.	177,907	24,018
Hyundai Wia Corp.	31,464	1,631
Kia Motors Corp.	365,580	10,951
Kumho Tire Co., Inc. (a)	520,590	1,758
LG Electronics, Inc.	201,051	20,744
LOTTE Himart Co. Ltd.	18,691	1,290
Lotte Shopping Co. Ltd.	28,682	6,329
Mando Corp.	2,299	500
Shinsegae, Inc.	12,799	4,205

		80,206

CONSUMER STAPLES 0.4%
CJ CheilJedang Corp.	3,238	976
E-MART, Inc.	22,195	5,667
Hite Jinro Co. Ltd.	72,720	1,529
KT&G Corp.	6,786	638
Lotte Chilsung Beverage Co. Ltd.	81	117

		8,927

ENERGY 0.3%
GS Holdings Corp.	50,814	2,955
SK Innovation Co. Ltd.	14,139	2,810

		5,765

FINANCIALS 4.7%
BNK Financial Group, Inc.	387,372	3,891
DGB Financial Group, Inc.	341,913	3,764
Dongbu Insurance Co. Ltd.	6,477	402
Hana Financial Group, Inc.	347,386	14,971
Hanwha Life Insurance Co. Ltd.	867,911	5,118
Hyundai Marine & Fire Insurance Co. Ltd.	59,823	2,219
Industrial Bank of Korea	533,315	7,855
JB Financial Group Co. Ltd.	244,310	1,402
KB Financial Group, Inc.	225,327	13,068
Korea Investment Holdings Co. Ltd.	8,660	680
Meritz Financial Group, Inc.	29,984	410
Meritz Fire & Marine Insurance Co. Ltd.	34,860	694
Mirae Asset Life Insurance Co. Ltd.	273,944	1,291
Samsung Card Co. Ltd.	46,037	1,553
Samsung Fire & Marine Insurance Co. Ltd.	8,623	2,175
Samsung Life Insurance Co. Ltd.	57,054	6,214
Shinhan Financial Group Co. Ltd.	378,475	16,146
Tongyang Life Insurance Co. Ltd.	144,760	1,007
Woori Bank	893,317	12,147

		95,007

INDUSTRIALS 1.9%
Asiana Airlines, Inc. (a)	453,100	2,039
CJ Corp.	27,293	4,058
Daewoo Engineering & Construction Co. Ltd. (a)	77,830	383
Doosan Bobcat, Inc.	5,515	164
Doosan Corp.	28,553	2,886
Doosan Heavy Industries & Construction Co. Ltd.	276,039	4,142
Doosan Infracore Co. Ltd. (a)	512,594	4,716
Hanwha Corp.	88,635	3,295
Hyundai Construction Equipment Co. Ltd. (a)	1,491	250
Hyundai Electric & Energy System Co. Ltd. (a)	2,452	190
Hyundai Engineering & Construction Co. Ltd.	43,330	1,748
Hyundai Robotics Co. Ltd. (a)	1,824	734
KCC Corp.	2,645	826
Korean Air Lines Co. Ltd.	194,036	6,005
LG Corp.	4,156	341
LS Corp.	44,825	3,119
Samsung Heavy Industries Co. Ltd.	53,902	401
SK Holdings Co. Ltd.	784	221
SK Networks Co. Ltd.	424,914	2,319

		37,837

INFORMATION TECHNOLOGY 4.4%
LG Display Co. Ltd.	273,703	6,666
LG Innotek Co. Ltd.	6,908	812
Samsung Electro-Mechanics Co. Ltd.	22,781	2,319
Samsung Electronics Co. Ltd.	29,746	69,501
Samsung SDI Co. Ltd.	3,345	606
SK Hynix, Inc.	121,419	9,302

		89,206

MATERIALS 1.6%
Dongkuk Steel Mill Co. Ltd.	222,411	2,153
Hanwha Chemical Corp.	6,730	188
Hyosung Corp.	5,267	595
Hyundai Steel Co.	80,578	3,915
Kolon Industries, Inc.	21,981	1,365
LG Chem Ltd.	5,192	1,895
OCI Co. Ltd.	1,637	245
POSCO	66,328	21,172
Taekwang Industrial Co. Ltd.	429	507

		32,035

TELECOMMUNICATION SERVICES 1.6%
KT Corp. SP - ADR	1,163,510	15,940
LG Uplus Corp.	596,840	6,932
SK Telecom Co. Ltd. SP - ADR	419,641	10,143

		33,015

UTILITIES 0.8%
Korea Electric Power Corp.	376,633	11,661
Korea Gas Corp.	83,376	3,814

		15,475

Total South Korea		397,473

TAIWAN 8.7%
CONSUMER DISCRETIONARY 0.3%
Cheng Shin Rubber Industry Co. Ltd.	606,000	990
Far Eastern Department Stores Ltd.	1,029,000	576
Pou Chen Corp.	2,087,000	2,787
Ruentex Industries Ltd.	559,000	1,091
Yulon Motor Co. Ltd.	1,353,000	1,052

		6,496

CONSUMER STAPLES 0.2%
Uni-President Enterprises Corp.	1,334,640	3,152

FINANCIALS 2.2%
Cathay Financial Holding Co. Ltd.	2,324,000	4,167
Chailease Holding Co. Ltd.	401,000	1,393
China Development Financial Holding Corp.	8,878,000	3,160
China Life Insurance Co. Ltd.	4,820,608	5,028

CTBC Financial Holding Co. Ltd.	3,445,000	2,489
E.Sun Financial Holding Co. Ltd.	318,000	215
First Financial Holding Co. Ltd.	2,772,020	1,933
Fubon Financial Holding Co. Ltd.	2,013,000	3,488
Hua Nan Financial Holdings Co. Ltd.	2,636,995	1,590
Mega Financial Holding Co. Ltd.	4,368,658	3,778
Mercuries Life Insurance Co. Ltd. (a)	1,875,717	1,003
Shin Kong Financial Holding Co. Ltd.	14,839,903	5,687
SinoPac Financial Holdings Co. Ltd.	9,720,622	3,457
Taishin Financial Holding Co. Ltd.	4,386,719	2,167
Taiwan Business Bank	5,175,552	1,550
Taiwan Cooperative Financial Holding Co. Ltd.	2,170,501	1,283
Yuanta Financial Holding Co. Ltd.	3,857,000	1,780

		44,168

INDUSTRIALS 0.3%
China Airlines Ltd. (a)	3,922,000	1,443
Eva Airways Corp.	412,000	212
Far Eastern New Century Corp.	3,613,520	3,278
Taiwan High Speed Rail Corp.	662,000	509
Teco Electric and Machinery Co. Ltd.	856,000	713

		6,155

INFORMATION TECHNOLOGY 5.2%
Acer, Inc.	3,274,000	2,755
Advanced Semiconductor Engineering, Inc.	943,580	1,377
Asustek Computer, Inc.	651,000	6,108
AU Optronics Corp.	15,321,000	7,103
Catcher Technology Co. Ltd.	80,000	1,006
Chicony Electronics Co. Ltd.	279,000	713
Compal Electronics, Inc.	6,501,000	4,464
Foxconn Technology Co. Ltd.	208,000	561
Hon Hai Precision Industry Co. Ltd.	4,104,145	12,801
HTC Corp.	1,346,000	3,093
Innolux Corp.	19,607,000	8,666
Inventec Corp.	2,618,000	2,093
Lite-On Technology Corp.	2,217,035	3,119
MediaTek, Inc.	407,000	4,683
Novatek Microelectronics Corp.	480,000	2,195
Pegatron Corp.	1,074,000	2,703
Powertech Technology, Inc.	348,000	1,097
Quanta Computer, Inc.	1,162,000	2,362
Siliconware Precision Industries Co. Ltd.	935,000	1,634
Synnex Technology International Corp.	1,138,650	1,714
Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR	267,058	11,686
TPK Holding Co. Ltd. (a)	980,000	2,475
Unimicron Technology Corp.	3,818,000	2,504
United Microelectronics Corp.	15,251,000	8,037
Wistron Corp.	5,132,229	4,440
WPG Holdings Ltd.	1,422,000	1,851
Yageo Corp.	232,938	4,226
Zhen Ding Technology Holding Ltd.	391,000	945

		106,411

MATERIALS 0.3%
Asia Cement Corp.	2,201,000	2,138
China Steel Corp.	888,000	709
Nan Ya Plastics Corp.	164,000	464
Taiwan Cement Corp.	2,810,000	3,545

		6,856

REAL ESTATE 0.1%
Farglory Land Development Co. Ltd.	395,000	446
Highwealth Construction Corp.	437,000	678

		1,124

TELECOMMUNICATION SERVICES 0.1%
Chunghwa Telecom Co. Ltd.	563,000	2,169
Far EasTone Telecommunications Co. Ltd.	168,000	445

		2,614

Total Taiwan		176,976

THAILAND 2.8%
ENERGY 1.1%
Banpu PCL	3,950,500	2,517
IRPC PCL	2,653,700	617
PTT Exploration & Production PCL	2,007,800	7,404

PTT PCL	613,300	10,801
Thai Oil PCL	63,500	185

		21,524

FINANCIALS 1.2%
Bangkok Bank PCL	1,115,800	7,089
Kasikornbank PCL	605,500	4,120
Kiatnakin Bank PCL	83,400	192
Krung Thai Bank PCL	6,331,075	3,860
Siam Commercial Bank PCL	974,200	4,479
Thanachart Capital PCL	2,065,600	3,445
Tisco Financial Group PCL	226,300	638
TMB Bank PCL	7,544,700	610

		24,433

INDUSTRIALS 0.2%
Thai Airways International PCL (a)	7,121,000	3,493

MATERIALS 0.1%
PTT Global Chemical PCL	782,700	2,379
Siam Cement PCL	13,800	219

		2,598

REAL ESTATE 0.0%
Pruksa Holding PCL	699,600	486

TELECOMMUNICATION SERVICES 0.2%
Advanced Info Service PCL	67,600	447
Total Access Communication PCL	2,102,900	3,029

		3,476

Total Thailand		56,010

TURKEY 2.7%
CONSUMER DISCRETIONARY 0.1%
Arcelik A/S	126,799	577
Ford Otomotiv Sanayi A/S	13,770	214
Vestel Elektronik Sanayi ve Ticaret A/S (a)	545,676	1,636

		2,427

CONSUMER STAPLES 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	68,830	472
Migros Ticaret A/S	228,088	1,372

		1,844

ENERGY 0.1%
Tupras Turkiye Petrol Rafinerileri A/S	48,220	1,347

FINANCIALS 1.5%
Akbank Turk A/S	1,439,780	3,501
Haci Omer Sabanci Holding A/S	2,534,450	6,751
Sekerbank TAS (a)	3,928,770	1,731
Turkiye Garanti Bankasi A/S	1,356,710	3,762
Turkiye Halk Bankasi A/S	2,056,460	4,741
Turkiye Is Bankasi ‘C’	3,477,860	6,317
Turkiye Vakiflar Bankasi TAO ‘D’	1,461,740	2,420
Yapi ve Kredi Bankasi A/S (a)	2,041,030	2,310

		31,533

INDUSTRIALS 0.6%
KOC Holding A/S	349,660	1,447
TAV Havalimanlari Holding A/S	208,314	1,255
Turk Hava Yollari AO (a)	1,612,490	7,974
Turkiye Sise ve Cam Fabrikalari A/S	426,883	562

		11,238

MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS	1,000,900	2,646

TELECOMMUNICATION SERVICES 0.2%
Turk Telekomunikasyon A/S	1,091,452	1,864

Turkcell Iletisim Hizmetleri A/S	519,576	1,991

		3,855

Total Turkey		54,890

Total Common Stocks (Cost $1,497,020)		1,979,222

PREFERRED STOCKS 1.9%
BRAZIL 1.6%
BANKING & FINANCE 0.1%
Banco do Estado do Rio Grande do Sul S.A.	449,800	2,762

CONSUMER STAPLES 0.3%
Cia Brasileira de Distribuicao	289,700	5,840

MATERIALS 0.7%
Braskem S.A.	145,300	2,113
Metalurgica Gerdau S.A.	5,191,900	11,228
Usinas Siderurgicas de Minas Gerais S.A.	53,800	178

		13,519

UTILITIES 0.5%
Centrais Eletricas Brasileiras S.A.	264,800	1,933
Cia de Gas de Sao Paulo - COMGAS	14,300	254
Cia de Saneamento do Parana	480,500	1,576
Cia Energetica de Sao Paulo	760,100	3,637
Cia Paranaense de Energia	261,400	2,065

		9,465

Total Brazil		31,586

RUSSIA 0.3%
ENERGY 0.3%
Bashneft PJSC	46,012	1,367
Transneft PJSC	1,877	5,790

		7,157

Total Russia		7,157

Total Preferred Stocks (Cost $20,178)		38,743

Total Investments in Securities (Cost $1,517,198)		2,017,965

Total Investments 99.4% (Cost $1,517,198)		$2,017,965
Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)		4
Other Assets and Liabilities, net 0.6%		12,295

Net Assets 100.0%		$2,030,264

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

(a)	Security did not produce income within the last twelve months.

(b)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
SSB	04/2018	BRL	1,975	$599	$1	$0
	04/2018	EUR	172	212	0	0
	04/2018	GBP	243	340	0	0
	04/2018	PLN	2,037	596	0	0
	04/2018	ZAR	18,448	1,561	3	0

Total Forward Foreign Currency Contracts					$4	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Common Stocks
Australia
Materials	$0	$231	$0	$231
Brazil
Consumer Discretionary	7,944	0	0	7,944
Consumer Staples	11,119	0	0	11,119
Energy	17,641	0	0	17,641
Financials	46,665	0	0	46,665
Industrials	985	0	0	985
Materials	33,281	0	0	33,281
Telecommunication Services	4,020	0	0	4,020
Utilities	13,817	0	0	13,817
Chile
Consumer Discretionary	829	0	0	829
Consumer Staples	185	2,741	0	2,926
Energy	1,343	0	0	1,343
Financials	1,834	1,091	0	2,925
Industrials	767	0	0	767
Materials	2,115	4,386	0	6,501
Telecommunication Services	496	0	0	496
Utilities	2,218	0	0	2,218
China
Consumer Discretionary	0	4,095	0	4,095
Consumer Staples	3,597	1,785	0	5,382
Energy	0	61,403	0	61,403
Financials	0	259,001	0	259,001
Health Care	238	4,299	0	4,537
Industrials	0	20,808	0	20,808
Information Technology	3,117	9,981	0	13,098
Materials	0	31,010	0	31,010
Real Estate	0	62,207	0	62,207
Telecommunication Services	0	10,047	0	10,047
Utilities	0	12,482	0	12,482
Greece
Consumer Discretionary	1,002	2,300	0	3,302
Energy	0	684	0	684
Financials	0	18,245	0	18,245
Telecommunication Services	0	2,363	0	2,363
Utilities	0	1,199	0	1,199
Hong Kong
Consumer Discretionary	0	1,770	0	1,770
Consumer Staples	0	11,990	0	11,990
Energy	0	3,154	0	3,154
Financials	0	12,736	0	12,736
Industrials	0	11,917	0	11,917
Materials	0	5,199	0	5,199
Real Estate	0	20,187	0	20,187
Telecommunication Services	0	26,618	0	26,618
Utilities	0	9,471	0	9,471
India
Consumer Discretionary	0	2,485	0	2,485
Energy	0	13,410	0	13,410
Financials	0	29,448	0	29,448
Industrials	0	10,521	0	10,521
Information Technology	214	0	0	214
Materials	164	29,781	0	29,945
Real Estate	0	327	0	327
Telecommunication Services	0	4,615	0	4,615
Utilities	0	5,551	0	5,551
Indonesia
Consumer Discretionary	0	904	0	904
Consumer Staples	0	783	0	783
Energy	0	7,682	0	7,682
Financials	0	6,644	0	6,644
Materials	0	3,593	0	3,593
Telecommunication Services	0	759	0	759
Utilities	0	1,192	0	1,192
Malaysia
Consumer Discretionary	0	5,019	0	5,019
Consumer Staples	0	2,593	0	2,593
Energy	0	951	0	951
Financials	0	19,018	0	19,018
Industrials	0	3,423	0	3,423
Materials	371	0	0	371
Real Estate	0	919	0	919
Telecommunication Services	0	3,529	0	3,529
Utilities	0	4,860	0	4,860
Malta
Financials	0	201	0	201
Mexico
Consumer Discretionary	203	0	0	203
Consumer Staples	3,385	0	0	3,385
Financials	3,751	0	0	3,751
Industrials	4,518	0	0	4,518
Materials	5,146	0	0	5,146
Telecommunication Services	12,137	0	0	12,137
Philippines
Financials	0	230	0	230
Industrials	0	1,565	0	1,565
Telecommunication Services	297	4,027	0	4,324
Utilities	0	209	0	209
Poland
Energy	0	4,245	0	4,245
Financials	0	15,460	0	15,460
Information Technology	0	1,264	0	1,264
Materials	0	5,931	0	5,931
Telecommunication Services	0	3,532	0	3,532
Utilities	0	8,879	0	8,879
Russia
Consumer Discretionary	197	0	0	197
Consumer Staples	0	2,806	0	2,806
Energy	17,139	102,736	0	119,875
Financials	1,194	9,711	0	10,905
Industrials	2,480	0	0	2,480
Information Technology	951	0	0	951
Materials	4,989	15,190	0	20,179
Telecommunication Services	7,963	11,690	0	19,653
Utilities	0	7,961	0	7,961
Singapore
Industrials	0	227	0	227
South Africa
Consumer Discretionary	0	3,184	0	3,184
Consumer Staples	0	769	0	769
Energy	0	1,214	0	1,214
Financials	8,628	34,091	0	42,719
Health Care	3,121	0	0	3,121
Industrials	0	5,160	0	5,160
Materials	10,382	23,517	0	33,899
Telecommunication Services	15,410	2,814	0	18,224
South Korea
Consumer Discretionary	0	80,206	0	80,206
Consumer Staples	0	8,927	0	8,927
Energy	0	5,765	0	5,765
Financials	0	95,007	0	95,007
Industrials	0	37,837	0	37,837
Information Technology	0	89,206	0	89,206
Materials	507	31,528	0	32,035
Telecommunication Services	26,083	6,932	0	33,015
Utilities	0	15,475	0	15,475
Taiwan
Consumer Discretionary	0	6,496	0	6,496
Consumer Staples	0	3,152	0	3,152
Financials	0	44,168	0	44,168
Industrials	0	6,155	0	6,155
Information Technology	11,686	94,725	0	106,411
Materials	0	6,856	0	6,856
Real Estate	0	1,124	0	1,124
Telecommunication Services	0	2,614	0	2,614
Thailand
Energy	0	21,524	0	21,524
Financials	0	24,433	0	24,433
Industrials	0	3,493	0	3,493
Materials	0	2,598	0	2,598
Real Estate	0	486	0	486
Telecommunication Services	0	3,476	0	3,476
Turkey
Consumer Discretionary	214	2,213	0	2,427
Consumer Staples	0	1,844	0	1,844
Energy	0	1,347	0	1,347
Financials	0	31,533	0	31,533
Industrials	0	11,238	0	11,238
Materials	0	2,646	0	2,646
Telecommunication Services	0	3,855	0	3,855
Preferred Stocks
Brazil
Banking & Finance	2,762	0	0	2,762
Consumer Staples	5,840	0	0	5,840
Materials	13,519	0	0	13,519
Utilities	9,465	0	0	9,465
Russia
Energy	0	7,157	0	7,157

Total Investments	$325,929	$1,692,036	$0	$2,017,965

Financial Derivative Instruments - Assets
Over the counter	$0	$4	$0	$4

Total Financial Derivative Instruments	$0	$4	$0	$4

Totals	$325,929	$1,692,040	$0	$2,017,969

There were assets and liabilities valued at $35,735 transferred from Level 1 to Level 2 and $38,107 transferred from Level 2 to Level 1 during the period ended March 31, 2018. There were no significant transfers among Levels 2 and 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Global Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$329

Total Short-Term Instruments (Cost $329)		329

Total Investments in Securities (Cost $329)		329

	SHARES
INVESTMENTS IN AFFILIATES 99.9%
MUTUAL FUNDS (a) 99.9%
UNITED STATES 99.9%
PIMCO RAE Fundamental Emerging Markets Fund	4,893,096	58,326
PIMCO RAE Fundamental International Fund	18,392,526	202,134
PIMCO RAE Fundamental U.S. Fund	14,785,243	162,637

Total Mutual Funds (Cost $354,337)		423,097

Total Investments in Affiliates (Cost $354,337)		423,097

Total Investments 100.0% (Cost $354,666)		$423,426
Other Assets and Liabilities, net (0.0)%		(202)

Net Assets 100.0%		$423,224

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$329	Federal Home Loan Bank 2.250% due 01/21/2029	$(338)	$329	$329

Total Repurchase Agreements						$(338)	$329	$329

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$329	$0	$329

Investments in Affiliates, at Value
Mutual Funds
United States	423,097	0	0	423,097

Total Investments	$423,097	$329	$0	$423,426

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Global ex-US Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1% ¤
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$102

Total Short-Term Instruments (Cost $102)		102

Total Investments in Securities (Cost $102)		102

	SHARES
INVESTMENTS IN AFFILIATES 99.9%
MUTUAL FUNDS (a) 99.9%
UNITED STATES 99.9%
PIMCO RAE Fundamental Emerging Markets Fund	1,585,732	18,902
PIMCO RAE Fundamental International Fund	5,960,831	65,509

Total Mutual Funds (Cost $73,938)		84,411

Total Investments in Affiliates (Cost $73,938)		84,411

Total Investments 100.0% (Cost $74,040)		$84,513
Other Assets and Liabilities, net 0.0%		1

Net Assets 100.0%		$84,514

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$102	Federal Home Loan Bank 2.250% due 01/21/2029	$(105)	$102	$102

Total Repurchase Agreements						$(105)	$102	$102

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$102	$0	$102
Investments in Affiliates, at Value
Mutual Funds
United States	84,411	0	0	84,411

Total Investments	$84,411	$102	$0	$84,513

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental International Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.0% ¤
COMMON STOCKS 97.8%
AUSTRALIA 6.4%
CONSUMER DISCRETIONARY 0.2%
Automotive Holdings Group Ltd.	32,213	$87
Crown Resorts Ltd.	9,745	96
Flight Centre Travel Group Ltd.	2,469	109
Myer Holdings Ltd.	449,331	130
Star Entertainment Grp Ltd.	22,826	93
Tabcorp Holdings Ltd.	115,210	391

		906

CONSUMER STAPLES 0.8%
Coca-Cola Amatil Ltd.	37,299	250
Metcash Ltd.	181,806	440
Wesfarmers Ltd.	49,595	1,589
Woolworths Ltd.	104,349	2,118

		4,397

ENERGY 0.2%
Origin Energy Ltd.	43,975	297
Woodside Petroleum Ltd.	12,188	276
WorleyParsons Ltd.	54,140	604

		1,177

FINANCIALS 2.5%
AMP Ltd.	146,947	567
Australia & New Zealand Banking Group Ltd.	128,781	2,680
Bendigo & Adelaide Bank Ltd.	37,336	284
Commonwealth Bank of Australia	40,429	2,261
Genworth Mortgage Insurance Australia Ltd.	73,045	130
Insurance Australia Group Ltd.	64,013	371
Macquarie Group Ltd.	10,884	868
National Australia Bank Ltd.	112,233	2,478
QBE Insurance Group Ltd.	31,795	237
Suncorp Group Ltd.	142,337	1,468
Westpac Banking Corp.	102,915	2,280

		13,624

HEALTH CARE 0.2%
CSL Ltd.	2,129	256
Primary Health Care Ltd.	95,840	290
Sonic Healthcare Ltd.	14,369	254

		800

INDUSTRIALS 0.4%
Aurizon Holdings Ltd.	127,651	419
CIMIC Group Ltd.	11,222	386
Cleanaway Waste Management Ltd.	81,072	91
Downer EDI Ltd.	148,815	740
Qantas Airways Ltd.	149,924	676

		2,312

INFORMATION TECHNOLOGY 0.0%
Computershare Ltd.	7,924	106

MATERIALS 1.8%
BHP Billiton Ltd.	227,511	5,043
BHP Billiton PLC	179,500	3,547
Fortescue Metals Group Ltd.	27,103	91
Incitec Pivot Ltd.	116,202	316
Mineral Resources Ltd.	7,237	96
Orica Ltd.	16,750	231
OZ Minerals Ltd.	17,428	122

		9,446

REAL ESTATE 0.1%
Lend Lease Group	20,735	278

TELECOMMUNICATION SERVICES 0.2%
Telstra Corp. Ltd.	385,613	934

UTILITIES 0.0%
AGL Energy Ltd.	5,776	97

Total Australia		34,077

AUSTRIA 0.8%
ENERGY 0.2%
OMV AG	16,025	934

FINANCIALS 0.5%
Erste Group Bank AG	24,930	1,253
Raiffeisen Bank International AG (a)	32,347	1,260
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,934	299

		2,812

INDUSTRIALS 0.1%
Oesterreichische Post AG	3,678	183

MATERIALS 0.0%
voestalpine AG	3,008	158

Total Austria		4,087

BELGIUM 0.6%
CONSUMER STAPLES 0.1%
Anheuser-Busch InBev S.A. NV	1,969	217

FINANCIALS 0.4%
Ageas	26,442	1,365
KBC Group NV	7,583	660

		2,025

HEALTH CARE 0.0%
UCB S.A.	1,638	133

INDUSTRIALS 0.0%
bpost S.A.	6,893	156

TELECOMMUNICATION SERVICES 0.1%
Proximus S.A.	18,627	579

Total Belgium		3,110

CANADA 4.6%
CONSUMER DISCRETIONARY 0.4%
Aimia, Inc.	37,463	50
Canadian Tire Corp. Ltd. ‘A’	3,305	435
Hudson’s Bay Co.	27,360	190
Magna International, Inc.	18,381	1,035
Quebecor, Inc. ‘B’	8,074	154
Shaw Communications, Inc. ‘B’	11,473	221

		2,085

CONSUMER STAPLES 0.1%
Empire Co. Ltd. ‘A’	8,239	165
George Weston Ltd.	4,145	334
Loblaw Cos. Ltd.	1,714	87

		586

ENERGY 0.4%
Baytex Energy Corp. (a)	67,797	186
Bonavista Energy Corp.	61,130	56

Canadian Natural Resources Ltd.	5,350	168
Crescent Point Energy Corp.	14,456	98
Husky Energy, Inc.	28,664	410
Obsidian Energy Ltd. (a)	121,444	122
Pengrowth Energy Corp. (a)	130,604	83
Suncor Energy, Inc.	35,843	1,238

		2,361

FINANCIALS 2.5%
Bank of Montreal	25,458	1,923
Bank of Nova Scotia	32,701	2,014
Brookfield Asset Management, Inc. ‘A’	2,409	94
Canadian Imperial Bank of Commerce	17,894	1,580
Home Capital Group, Inc.	22,317	235
IGM Financial, Inc.	6,056	177
Manulife Financial Corp.	18,756	348
National Bank of Canada	14,478	681
Onex Corp.	7,051	509
Power Corp. of Canada	27,233	622
Power Financial Corp.	12,076	302
Royal Bank of Canada	30,649	2,368
Sun Life Financial, Inc.	6,014	247
Thomson Reuters Corp.	6,661	257
Toronto-Dominion Bank	37,224	2,112

		13,469

INDUSTRIALS 0.6%
Air Canada (a)	81,710	1,698
Canadian National Railway Co.	7,905	578
Canadian Pacific Railway Ltd.	569	100
Russel Metals, Inc.	5,372	117
TFI International, Inc.	9,905	255
WestJet Airlines Ltd.	17,395	320

		3,068

MATERIALS 0.3%
Nutrien Ltd.	23,839	1,126
Teck Resources Ltd. ‘B’	12,302	317

		1,443

TELECOMMUNICATION SERVICES 0.1%
BCE, Inc.	4,802	207
Rogers Communications, Inc. ‘B’	4,567	204
TELUS Corp.	12,244	430

		841

UTILITIES 0.2%
Atco Ltd. ‘I’	9,893	318
Capital Power Corp.	13,356	251
Just Energy Group, Inc.	31,383	138
TransAlta Corp.	45,174	245

		952

Total Canada		24,805

DENMARK 0.8%
CONSUMER STAPLES 0.1%
Carlsberg A/S ‘B’	2,557	305

FINANCIALS 0.0%
Danske Bank A/S	5,794	217

HEALTH CARE 0.1%
Novo Nordisk A/S ‘B’	13,362	657

INDUSTRIALS 0.4%
AP Moller - Maersk A/S ‘B’	589	919
ISS A/S	27,720	1,030

		1,949

TELECOMMUNICATION SERVICES 0.2%
TDC A/S	154,959	1,284

Total Denmark		4,412

FINLAND 0.4%
CONSUMER STAPLES 0.0%
Kesko Oyj ‘B’	2,310	132

INDUSTRIALS 0.0%
Metso Oyj	5,002	158

MATERIALS 0.3%
Stora Enso Oyj ‘R’	38,524	708
UPM-Kymmene Oyj	23,136	858

		1,566

UTILITIES 0.1%
Fortum Oyj	20,549	442

Total Finland		2,298

FRANCE 10.7%
CONSUMER DISCRETIONARY 1.7%
Accor S.A.	1,914	103
Christian Dior SE	1,830	723
Cie Generale des Etablissements Michelin S.C.A.	9,957	1,474
Elior Group S.A.	6,515	142
Eutelsat Communications S.A.	13,306	264
Kering S.A.	1,669	801
Lagardere S.C.A.	30,054	859
LVMH Moet Hennessy Louis Vuitton SE	3,186	982
Peugeot S.A.	40,568	977
Publicis Groupe S.A.	6,555	456
Renault S.A.	7,993	970
Television Francaise	17,632	239
Vivendi S.A.	53,679	1,392

		9,382

CONSUMER STAPLES 0.6%
Carrefour S.A.	86,173	1,787
Casino Guichard Perrachon S.A.	23,735	1,162
Danone S.A.	2,846	231
Pernod-Ricard S.A.	1,369	228

		3,408

ENERGY 0.4%
Total S.A.	31,035	1,779
Vallourec S.A. (a)	23,138	123

		1,902

FINANCIALS 3.0%
AXA S.A.	81,542	2,168
BNP Paribas S.A.	76,539	5,676
CNP Assurances	15,374	388
Credit Agricole S.A.	115,671	1,886
Eurazeo S.A.	8,403	774
Natixis S.A.	86,012	706
SCOR SE	10,048	410
Societe Generale S.A.	77,702	4,220

		16,228

HEALTH CARE 1.0%
Sanofi	65,925	5,290

INDUSTRIALS 2.0%
Air France-KLM (a)	200,456	2,237
Airbus SE	2,390	277
Alstom S.A.	13,446	606
Bouygues S.A.	30,532	1,531
Cie de Saint-Gobain	30,647	1,618
Eiffage S.A.	7,802	888
Rexel S.A.	35,156	595
Safran S.A.	2,654	282
Schneider Electric SE	8,345	735
Teleperformance	1,745	271
Vinci S.A.	17,039	1,678

		10,718

INFORMATION TECHNOLOGY 0.1%
Atos SE	4,987	683

MATERIALS 0.1%
Air Liquide S.A.	3,276	402
Arkema S.A.	849	111

		513

REAL ESTATE 0.0%
Nexity S.A.	1,704	109

TELECOMMUNICATION SERVICES 0.5%
Orange S.A.	141,487	2,405

UTILITIES 1.3%
Electricite de France S.A.	149,979	2,171
Engie S.A.	211,263	3,528
Suez	42,294	613
Veolia Environnement S.A.	23,531	559

		6,871

Total France		57,509

GERMANY 9.3%
CONSUMER DISCRETIONARY 1.8% adidas AG	1,720	418
Axel Springer SE	1,317	110
Bayerische Motoren Werke AG	25,237	2,745
Ceconomy AG	52,437	603
Continental AG	1,227	339
Daimler AG	55,727	4,748
Hugo Boss AG	4,462	389
ProSiebenSat.1 Media SE	7,105	246

		9,598

CONSUMER STAPLES 0.2%
METRO AG	34,434	609
Suedzucker AG	16,056	273

		882

FINANCIALS 1.9%
Commerzbank AG	190,793	2,477
Deutsche Bank AG	230,762	3,219
Deutsche Pfandbriefbank AG	28,744	453
Hannover Rueck SE	2,057	281
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,249	3,081
Talanx AG	14,144	615

		10,126

HEALTH CARE 0.7%
Bayer AG	26,905	3,033
Fresenius Medical Care AG & Co. KGaA	4,016	410
Fresenius SE & Co. KGaA	2,861	219

		3,662

INDUSTRIALS 1.6%
Bilfinger SE	9,801	447
Deutsche Lufthansa AG	101,626	3,249
Deutsche Post AG	50,523	2,213
Fraport AG Frankfurt Airport Services Worldwide	2,995	295
Hapag-Lloyd AG (a)	3,043	119
Hochtief AG	1,904	356
Rheinmetall AG	1,605	228
Siemens AG	12,024	1,534

		8,441

INFORMATION TECHNOLOGY 0.1%
SAP SE	6,897	724

MATERIALS 1.2%
BASF SE	30,148	3,058
Evonik Industries AG	13,603	480
HeidelbergCement AG	5,716	562
K+S AG	24,739	714
Lanxess AG	4,149	318
Linde AG	4,866	977
Salzgitter AG	10,134	518

		6,627

REAL ESTATE 0.0%
Vonovia SE	2,374	118

TELECOMMUNICATION SERVICES 0.3%
Deutsche Telekom AG	105,754	1,730

UTILITIES 1.5%
E.ON SE	178,717	1,986
Innogy SE	17,072	809
RWE AG (a)	162,019	4,005
Uniper SE	40,113	1,222

		8,022

Total Germany		49,930

HONG KONG 2.2%
CONSUMER DISCRETIONARY 0.3%
Galaxy Entertainment Group Ltd.	15,000	138
I-CABLE Communications Ltd. (a)	100,176	2
Li & Fung Ltd.	790,000	389
Luk Fook Holdings International Ltd.	44,000	161
Shangri-La Asia Ltd.	60,000	122
SJM Holdings Ltd.	632,000	554
Yue Yuen Industrial Holdings Ltd.	27,000	108

		1,474

FINANCIALS 0.1%
Dah Sing Financial Holdings Ltd.	22,400	142
Hang Seng Bank Ltd.	8,900	207

		349

INDUSTRIALS 0.2%
Cathay Pacific Airways Ltd. (a)	260,000	450
CK Hutchison Holdings Ltd.	8,500	102
MTR Corp. Ltd.	35,500	192
Noble Group Ltd. (a)	188,480	11
Orient Overseas International Ltd.	30,500	277

		1,032

INFORMATION TECHNOLOGY 0.1%
GCL-Poly Energy Holdings Ltd. (a)	687,000	86
Kingboard Chemical Holdings Ltd.	99,000	458

		544

MATERIALS 0.0%
Nine Dragons Paper Holdings Ltd.	80,000	121

REAL ESTATE 1.4%
China South City Holdings Ltd.	626,000	142
CK Asset Holdings Ltd.	30,500	257
Hang Lung Group Ltd.	39,000	128
Hang Lung Properties Ltd.	108,000	253
Henderson Land Development Co. Ltd.	26,000	171
Hongkong Land Holdings Ltd.	83,000	573
Hysan Development Co. Ltd.	55,000	292
Kerry Properties Ltd.	104,500	473
New World Development Co. Ltd.	565,000	805
Shimao Property Holdings Ltd.	295,000	846
Sino Land Co. Ltd.	64,000	104
Sun Hung Kai Properties Ltd.	55,000	873
Swire Pacific Ltd. ‘A’	94,500	957
Swire Properties Ltd.	30,200	106
Wharf Holdings Ltd.	168,000	582
Wharf Real Estate Investment Co. Ltd. (a)	75,000	490
Wheelock & Co. Ltd.	53,000	389

		7,441

TELECOMMUNICATION SERVICES 0.0%
PCCW Ltd.	428,000	248

UTILITIES 0.1%
CLP Holdings Ltd.	55,000	561

Total Hong Kong		11,770

IRELAND 0.5%
FINANCIALS 0.0%
Bank of Ireland Group PLC (a)	13,890	122

HEALTH CARE 0.3%
Endo International PLC (a)	62,657	372
Medtronic PLC	13,367	1,072

		1,444

INDUSTRIALS 0.1%
AerCap Holdings NV (a)	3,855	196

MATERIALS 0.1%
Smurfit Kappa Group PLC	17,719	719

Total Ireland		2,481

ISRAEL 0.7%
FINANCIALS 0.3%
Bank Hapoalim BM	82,716	569
Bank Leumi Le-Israel BM	98,326	594
Israel Discount Bank Ltd. ‘A’ (a)	117,513	338

		1,501

HEALTH CARE 0.2%
Teva Pharmaceutical Industries Ltd. SP - ADR	71,884	1,229

MATERIALS 0.1%
Israel Chemicals Ltd.	62,651	266

TELECOMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	414,573	531

Total Israel		3,527

ITALY 3.3%
CONSUMER DISCRETIONARY 0.0%
Mediaset SpA (a)	32,624	125

ENERGY 0.4%
Eni SpA	128,612	2,265
Snam SpA	29,765	137

		2,402

FINANCIALS 2.0%
Assicurazioni Generali SpA	94,712	1,821
Banco BPM SpA (a)	28,810	100
BPER Banca	51,351	286
Intesa Sanpaolo SpA	487,315	1,774
Mediobanca SpA	16,801	197
Poste Italiane SpA	220,748	2,016
UniCredit SpA (a)	118,297	2,473
Unione di Banche Italiane SpA	250,514	1,145
Unipol Gruppo Finanziario SpA	139,916	685
UnipolSai Assicurazioni SpA	62,205	148

		10,645

INDUSTRIALS 0.1%
Leonardo SpA	18,563	215
Societa Iniziative Autostradali e Servizi SpA	17,581	327
		542

TELECOMMUNICATION SERVICES 0.1%
Telecom Italia SpA (a)	636,778	605

UTILITIES 0.7%
Enel SpA	564,880	3,457
Iren SpA	36,652	115

		3,572

Total Italy		17,891

JAPAN 25.1%
CONSUMER DISCRETIONARY 5.6%
Aisin Seiki Co. Ltd.	8,500	464
Aoyama Trading Co. Ltd.	6,000	236
Benesse Holdings, Inc.	7,300	266
Bic Camera, Inc.	10,200	162
Bridgestone Corp.	33,300	1,465
Canon Marketing Japan, Inc.	5,500	149
DCM Holdings Co. Ltd.	27,700	282
Denso Corp.	13,700	754
EDION Corp.	17,500	202
Fuji Media Holdings, Inc.	11,500	196
Geo Holdings Corp.	5,200	83
H2O Retailing Corp.	12,900	239
Honda Motor Co. Ltd.	96,700	3,347
Isetan Mitsukoshi Holdings Ltd. ‘L’	33,100	366
Isuzu Motors Ltd.	23,800	365
J Front Retailing Co. Ltd.	11,800	199
JVC Kenwood Corp.	78,500	260
Kohnan Shoji Co. Ltd.	11,300	272
KYB Corp.	2,200	103
Mazda Motor Corp.	73,700	986
Mitsubishi Motors Corp.	40,300	288
Nikon Corp.	22,000	398
Nissan Motor Co. Ltd.	236,400	2,440
NOK Corp.	9,100	178
Onward Holdings Co. Ltd.	35,500	309
Panasonic Corp.	160,500	2,305
Pioneer Corp. (a)	146,600	241
Seiko Holdings Corp.	11,600	277
Sekisui Chemical Co. Ltd.	20,300	356
Sekisui House Ltd.	28,900	529
Shimachu Co. Ltd.	8,600	274
Skylark Co. Ltd.	24,500	352
Sony Corp.	20,700	1,018
Subaru Corp.	21,000	695
Sumitomo Electric Industries Ltd.	41,500	634
Sumitomo Rubber Industries Ltd.	36,100	666
Suzuki Motor Corp.	20,400	1,108
Takashimaya Co. Ltd.	29,000	279
Tokai Rika Co. Ltd.	12,000	245
Toyo Tire & Rubber Co. Ltd.	22,700	389
Toyoda Gosei Co. Ltd.	8,600	199
Toyota Industries Corp.	5,000	302
Toyota Motor Corp.	72,500	4,708
Unipres Corp.	12,300	279
Wacoal Holdings Corp.	4,100	119
Yamada Denki Co. Ltd.	46,600	283
Yamaha Motor Co. Ltd.	8,900	265
Yokohama Rubber Co. Ltd.	17,400	403

		29,935

CONSUMER STAPLES 1.3%
Aeon Co. Ltd.	82,147	1,461
Asahi Group Holdings Ltd.	13,000	699
cocokara fine, Inc.	1,700	118
Japan Tobacco, Inc.	26,056	744
Kao Corp.	3,700	278
Kirin Holdings Co. Ltd.	56,800	1,512
Morinaga Milk Industry Co. Ltd.	7,000	285
Nippon Suisan Kaisha Ltd.	19,600	102
Sapporo Holdings Ltd.	10,300	301
Seven & i Holdings Co. Ltd.	9,800	420
Shiseido Co. Ltd.	13,300	854

Yamazaki Baking Co. Ltd.	10,500	220

		6,994

ENERGY 0.4%
Idemitsu Kosan Co. Ltd.	5,300	203
Inpex Corp.	81,800	1,015
Japan Petroleum Exploration Co. Ltd.	6,800	155
JXTG Holdings, Inc.	95,650	583

		1,956

FINANCIALS 5.1%
77 Bank Ltd.	7,600	181
Bank of Kyoto Ltd.	3,700	210
Chiba Bank Ltd.	50,000	409
Chugoku Bank Ltd.	4,600	55
Dai-ichi Life Holdings, Inc.	132,300	2,442
Daiwa Securities Group, Inc.	131,000	843
Fukuoka Financial Group, Inc.	73,000	400
Gunma Bank Ltd.	55,200	318
Hachijuni Bank Ltd.	38,000	207
Hokuhoku Financial Group, Inc.	27,100	372
Iyo Bank Ltd.	27,500	211
Japan Post Bank Co. Ltd.	41,200	559
Japan Post Holdings Co. Ltd.	90,800	1,103
Mitsubishi UFJ Financial Group, Inc.	629,200	4,181
Mizuho Financial Group, Inc.	1,752,400	3,194
MS&AD Insurance Group Holdings, Inc.	25,000	777
Nomura Holdings, Inc.	118,500	691
North Pacific Bank Ltd.	96,800	327
Ogaki Kyoritsu Bank Ltd.	5,900	150
Okasan Securities Group, Inc.	41,000	245
ORIX Corp.	50,900	912
Resona Holdings, Inc.	162,700	874
SBI Holdings, Inc.	28,000	658
Senshu Ikeda Holdings, Inc.	38,800	149
Shinsei Bank Ltd.	13,200	205
Shizuoka Bank Ltd.	23,000	221
Sompo Holdings, Inc.	9,300	375
Sony Financial Holdings, Inc.	22,400	409
Sumitomo Mitsui Financial Group, Inc.	93,700	3,975
Sumitomo Mitsui Trust Holdings, Inc.	22,900	936
T&D Holdings, Inc.	66,800	1,063
Tokio Marine Holdings, Inc.	14,600	662
Yamaguchi Financial Group, Inc.	32,000	396

		27,710

HEALTH CARE 0.8%
Alfresa Holdings Corp.	5,000	113
Astellas Pharma, Inc.	56,500	864
Daiichi Sankyo Co. Ltd.	26,016	873
Hoya Corp.	6,400	323
Medipal Holdings Corp.	5,300	111
Nipro Corp.	7,100	104
Otsuka Holdings Co. Ltd.	7,928	398
Rohto Pharmaceutical Co. Ltd.	4,000	113
Suzuken Co. Ltd.	5,500	231
Takeda Pharmaceutical Co. Ltd.	20,700	1,009
Toho Holdings Co. Ltd.	5,600	133

		4,272

INDUSTRIALS 4.5%
ANA Holdings, Inc.	14,100	546
Asahi Glass Co. Ltd.	18,500	775
Central Japan Railway Co.	2,300	439
Dai Nippon Printing Co. Ltd.	25,300	526
Duskin Co. Ltd.	3,800	95
East Japan Railway Co.	11,600	1,085
Fuji Electric Co. Ltd.	37,000	255
Fujikura Ltd.	46,500	314
Furukawa Electric Co. Ltd.	7,300	393
Hino Motors Ltd.	8,100	105
Hitachi Construction Machinery Co. Ltd.	11,800	458
Hitachi Zosen Corp.	24,600	128
IHI Corp.	9,000	281
ITOCHU Corp.	53,900	1,053
Iwatani Corp.	5,200	192
Japan Airlines Co. Ltd.	27,900	1,136
JTEKT Corp.	16,200	239
Kanematsu Corp.	21,900	295
Kawasaki Heavy Industries Ltd.	12,100	391
Komatsu Ltd.	22,700	760

Kubota Corp.	9,100	160
LIXIL Group Corp.	7,400	164
Marubeni Corp.	103,700	757
Mitsubishi Corp.	35,500	956
Mitsubishi Electric Corp.	62,800	1,019
Mitsubishi Heavy Industries Ltd.	34,700	1,338
Mitsui & Co. Ltd.	91,400	1,573
Mitsui Engineering & Shipbuilding Co. Ltd.	15,400	253
Mitsui OSK Lines Ltd.	11,000	312
Nippon Express Co. Ltd.	3,500	232
Nippon Sheet Glass Co. Ltd. (a)	50,900	408
Nippon Yusen KK	38,900	764
Nisshinbo Holdings, Inc.	16,700	226
NSK Ltd.	22,700	305
NTN Corp.	61,200	256
Recruit Holdings Co. Ltd.	10,700	268
Sojitz Corp.	173,700	554
Sumitomo Corp.	101,400	1,699
Sumitomo Heavy Industries Ltd.	8,900	340
Tobu Railway Co. Ltd.	3,300	101
Toppan Printing Co. Ltd.	42,000	345
Toshiba Corp. (a)	439,000	1,281
Toyota Tsusho Corp.	21,400	723
West Japan Railway Co.	10,300	730

		24,230

INFORMATION TECHNOLOGY 3.4%
Anritsu Corp.	10,400	127
Brother Industries Ltd.	7,300	169
Canon, Inc.	66,750	2,422
Citizen Watch Co. Ltd.	31,100	219
FUJIFILM Holdings Corp.	28,300	1,130
Fujitsu Ltd.	273,000	1,659
Gree, Inc.	38,500	222
GungHo Online Entertainment, Inc.	36,100	119
Hitachi Ltd.	608,000	4,428
Ibiden Co. Ltd.	31,800	472
Japan Display, Inc. (a)	201,300	374
Konica Minolta, Inc.	80,600	685
Kyocera Corp.	7,700	437
NEC Corp.	42,900	1,206
Nippon Electric Glass Co. Ltd.	15,800	458
Oki Electric Industry Co. Ltd.	27,500	363
Omron Corp.	4,800	281
Ricoh Co. Ltd.	151,500	1,497
Rohm Co. Ltd.	4,000	380
Seiko Epson Corp.	15,400	267
Taiyo Yuden Co. Ltd.	13,900	234
TDK Corp.	4,900	436
Toshiba TEC Corp.	46,000	272
Yokogawa Electric Corp.	9,300	189

		18,046

MATERIALS 1.4%
Asahi Kasei Corp.	43,900	587
Denka Co. Ltd.	5,600	190
DIC Corp.	9,000	302
JFE Holdings, Inc.	29,700	599
Kaneka Corp.	19,000	189
Kobe Steel Ltd.	54,400	540
Kuraray Co. Ltd.	13,200	229
Mitsubishi Chemical Holdings Corp.	61,700	601
Mitsubishi Gas Chemical Co., Inc.	6,400	154
Mitsubishi Materials Corp.	11,200	332
Mitsui Chemicals, Inc.	9,000	286
Mitsui Mining & Smelting Co. Ltd.	2,400	106
Nippon Light Metal Holdings Co. Ltd.	40,400	106
Nippon Paper Industries Co. Ltd.	30,318	561
Oji Holdings Corp.	87,000	561
Shin-Etsu Chemical Co. Ltd.	2,200	229
Showa Denko KK	14,900	624
Sumitomo Chemical Co. Ltd.	129,000	748
Taiheiyo Cement Corp.	2,900	104
Teijin Ltd.	9,000	171
Tokuyama Corp.	3,600	114
Tosoh Corp.	5,400	106
Ube Industries Ltd.	8,900	261

		7,700

REAL ESTATE 0.2%
Daiwa House Industry Co. Ltd.	10,900	420
Mitsui Fudosan Co. Ltd.	4,500	109

Nomura Real Estate Holdings, Inc.	16,600	390
Sumitomo Realty & Development Co. Ltd.	2,000	75
Tokyu Fudosan Holdings Corp.	21,900	157

		1,151

TELECOMMUNICATION SERVICES 1.0%
KDDI Corp.	26,000	670
Nippon Telegraph & Telephone Corp.	62,700	2,925
NTT Docomo, Inc.	23,800	607
SoftBank Group Corp.	13,100	977

		5,179

UTILITIES 1.4%
Chubu Electric Power Co., Inc.	93,700	1,345
Chugoku Electric Power Co., Inc.	48,100	587
Electric Power Development Co. Ltd.	20,800	536
Hokuriku Electric Power Co.	50,688	443
Kansai Electric Power Co., Inc.	84,300	1,102
Kyushu Electric Power Co., Inc.	23,700	286
Osaka Gas Co. Ltd.	11,000	219
Shikoku Electric Power Co., Inc.	13,500	163
Tohoku Electric Power Co., Inc.	66,000	898
Tokyo Electric Power Co. Holdings, Inc. (a)	463,700	1,816
Tokyo Gas Co. Ltd.	13,100	350

		7,745

Total Japan		134,918

LUXEMBOURG 0.1%
CONSUMER DISCRETIONARY 0.1%
RTL Group S.A.	5,209	432
SES S.A.	7,056	96

		528

MATERIALS 0.0%
ArcelorMittal (a)	5,629	179

Total Luxembourg		707

MACAU 0.1%
CONSUMER DISCRETIONARY 0.1%
Sands China Ltd.	20,000	109
Wynn Macau Ltd.	113,600	416

		525

Total Macau		525

NETHERLANDS 3.3%
CONSUMER STAPLES 0.5%
Heineken Holding NV	5,282	545
Koninklijke Ahold Delhaize NV	81,296	1,926

		2,471

ENERGY 1.0%
Fugro NV (a)	14,654	194
Royal Dutch Shell PLC ‘A’	157,240	5,009

		5,203

FINANCIALS 1.0%
ABN AMRO Group NV	14,636	441
Aegon NV	206,492	1,393
ASR Nederland NV	20,940	895
ING Groep NV	104,265	1,760
NN Group NV	14,622	650

		5,139

HEALTH CARE 0.3%
Koninklijke Philips NV	45,594	1,746

INDUSTRIALS 0.2%
Philips Lighting NV	17,208	647
PostNL NV	66,899	251

Randstad Holding NV	1,639	108
Wolters Kluwer NV	3,578	190

		1,196

MATERIALS 0.2%
Akzo Nobel NV	6,024	569
Koninklijke DSM NV	3,211	319

		888

TELECOMMUNICATION SERVICES 0.1%
Koninklijke KPN NV	82,684	249
VEON Ltd. ADR	206,457	545

		794

Total Netherlands		17,437

NEW ZEALAND 0.2%
CONSUMER STAPLES 0.0%
Fonterra Co-operative Group Ltd.	26,900	115

INDUSTRIALS 0.0%
Air New Zealand Ltd.	51,297	120

MATERIALS 0.1%
Fletcher Building Ltd.	60,639	266

TELECOMMUNICATION SERVICES 0.1%
Spark New Zealand Ltd.	143,059	347

UTILITIES 0.0%
Contact Energy Ltd.	24,542	94

Total New Zealand		942

NORWAY 0.8%
CONSUMER STAPLES 0.1%
Marine Harvest ASA	7,090	143

ENERGY 0.3%
Statoil ASA	69,042	1,634

FINANCIALS 0.2%
DNB ASA	45,857	903

MATERIALS 0.1%
Norsk Hydro ASA	15,492	92
Yara International ASA	13,355	571

		663

TELECOMMUNICATION SERVICES 0.1%
Telenor ASA	28,119	640

Total Norway		3,983

PORTUGAL 0.2%
CONSUMER STAPLES 0.0%
Sonae SGPS S.A.	165,079	223

FINANCIALS 0.0%
Banco Espirito Santo S.A. «	59,573	1

MATERIALS 0.1%
Navigator Co. S.A.	40,819	240

UTILITIES 0.1%
EDP - Energias de Portugal S.A.	203,772	774

Total Portugal		1,238

SINGAPORE 1.3%
CONSUMER DISCRETIONARY 0.0%
Singapore Press Holdings Ltd.	89,600	173

FINANCIALS 0.6%
DBS Group Holdings Ltd.	68,310	1,443
Oversea-Chinese Banking Corp. Ltd.	103,100	1,016
United Overseas Bank Ltd.	47,300	995

		3,454

INDUSTRIALS 0.3%
ComfortDelGro Corp. Ltd.	181,600	285
Hutchison Port Holdings Trust	220,700	65
Keppel Corp. Ltd.	169,100	1,011
Singapore Airlines Ltd.	50,067	416

		1,777

INFORMATION TECHNOLOGY 0.1%
Venture Corp. Ltd.	24,400	528

REAL ESTATE 0.2%
CapitaLand Ltd.	90,300	247
City Developments Ltd.	27,500	274
UOL Group Ltd.	25,900	170
Yanlord Land Group Ltd.	112,500	146

		837

TELECOMMUNICATION SERVICES 0.1%
Singapore Telecommunications Ltd.	104,300	269

Total Singapore		7,038

SOUTH AFRICA 0.1%
CONSUMER DISCRETIONARY 0.0%
Steinhoff International Holdings NV	218,725	60

FINANCIALS 0.1%
Investec PLC	50,439	390

MATERIALS 0.0%
Mondi PLC	8,776	236

Total South Africa		686

SPAIN 3.9%
CONSUMER STAPLES 0.0%
Distribuidora Internacional de Alimentacion S.A.	37,476	159

ENERGY 0.1%
Repsol S.A.	21,010	374

FINANCIALS 2.1%
Banco Bilbao Vizcaya Argentaria S.A.	138,824	1,100
Banco de Sabadell S.A.	182,429	373
Banco Santander S.A.	1,369,486	8,964
CaixaBank S.A.	132,019	629
Mapfre S.A.	152,919	509

		11,575

INDUSTRIALS 0.5%
Abengoa S.A. ‘B’ (a)	226,011	3
Abertis Infraestructuras S.A.	26,167	586
ACS Actividades de Construccion y Servicios S.A.	34,666	1,352
Ferrovial S.A.	10,653	223
Obrascon Huarte Lain S.A. (a)	109,532	469

		2,633

TELECOMMUNICATION SERVICES 0.5%
Telefonica S.A.	288,449	2,858

UTILITIES 0.7%
Acciona S.A.	3,899	296
Endesa S.A.	57,899	1,275
Gas Natural SDG S.A.	27,759	663
Iberdrola S.A.	176,363	1,297

		3,531

Total Spain		21,130

SWEDEN 1.6%
CONSUMER DISCRETIONARY 0.1%
Electrolux AB ‘B’	3,746	118
Hennes & Mauritz AB ‘B’	15,181	227

		345

CONSUMER STAPLES 0.0%
Swedish Match AB	3,658	166

FINANCIALS 0.6%
Nordea Bank AB	141,596	1,515
Ratos AB ‘B’	63,350	248
Skandinaviska Enskilda Banken AB ‘A’	52,775	554
Svenska Handelsbanken AB ‘A’	11,550	145
Swedbank AB ‘A’	28,061	631

		3,093

HEALTH CARE 0.0%
Getinge AB ‘B’	9,793	111

INDUSTRIALS 0.4%
Atlas Copco AB ‘A’	9,570	416
S.A.S. AB (a)	73,830	175
Sandvik AB	30,987	568
Volvo AB ‘B’	52,443	960

		2,119

INFORMATION TECHNOLOGY 0.2%
Telefonaktiebolaget LM Ericsson ‘B’	187,729	1,195

MATERIALS 0.0%
SSAB AB ‘A’ (a)	21,935	124

TELECOMMUNICATION SERVICES 0.3%
Tele2 AB ‘B’	78,741	948
Telia Co. AB	145,875	688

		1,636

Total Sweden		8,789

SWITZERLAND 5.2%
CONSUMER DISCRETIONARY 0.0%
Garmin Ltd.	3,435	202

CONSUMER STAPLES 0.7%
Aryzta AG (a)	8,260	184
Nestle S.A.	44,259	3,498

		3,682

ENERGY 0.1%
Transocean Ltd.	49,797	493

FINANCIALS 2.1%
Baloise Holding AG	2,282	349
Credit Suisse Group AG	127,035	2,134
Helvetia Holding AG	178	106

Swiss Life Holding AG	4,005	1,427
Swiss Re AG	26,730	2,728
UBS Group AG	74,411	1,311
Zurich Insurance Group AG	10,320	3,404

		11,459

HEALTH CARE 1.5%
Novartis AG	53,077	4,293
Roche Holding AG	16,040	3,679

		7,972

INDUSTRIALS 0.3%
ABB Ltd.	37,734	897
Adecco Group AG	4,782	341
Ferguson PLC	7,868	592

		1,830

INFORMATION TECHNOLOGY 0.2%
STMicroelectronics NV	21,089	469
TE Connectivity Ltd.	6,225	622

		1,091

MATERIALS 0.2%
Glencore PLC	139,853	695
LafargeHolcim Ltd.	2,255	124

		819

TELECOMMUNICATION SERVICES 0.1%
Swisscom AG	1,007	500

Total Switzerland		28,048

UNITED KINGDOM 15.4%
CONSUMER DISCRETIONARY 2.1%
Barratt Developments PLC	12,094	90
Berkeley Group Holdings PLC	5,025	267
Burberry Group PLC	8,962	214
Compass Group PLC	35,152	718
Dixons Carphone PLC	92,062	241
Fiat Chrysler Automobiles NV	179,535	3,684
GKN PLC	60,462	392
Greene King PLC	37,510	248
Inchcape PLC	13,153	128
InterContinental Hotels Group PLC	4,107	246
ITV PLC	63,847	129
Kingfisher PLC	242,777	996
Marks & Spencer Group PLC	252,663	960
Next PLC	11,880	794
Pearson PLC	82,604	871
Thomas Cook Group PLC	274,016	455
William Hill PLC	88,750	411
WPP PLC	46,692	742

		11,586

CONSUMER STAPLES 1.6%
British American Tobacco PLC	14,933	863
Diageo PLC	12,966	438
Imperial Brands PLC	21,318	726
J Sainsbury PLC	314,352	1,054
Reckitt Benckiser Group PLC	3,655	309
Tesco PLC	136,894	396
Unilever NV	33,743	1,905
Unilever PLC	34,168	1,895
WM Morrison Supermarkets PLC	266,490	800

		8,386

ENERGY 1.0%
BP PLC	802,454	5,413
Subsea 7 S.A.	7,226	93

		5,506

FINANCIALS 5.8%
3i Group PLC	12,796	155
Aviva PLC	192,998	1,347
Barclays PLC	1,983,193	5,795

CYBG PLC	73,183	302
Direct Line Insurance Group PLC	171,392	918
HSBC Holdings PLC	1,284,257	12,060
Intermediate Capital Group PLC	17,055	236
Legal & General Group PLC	121,675	441
Lloyds Banking Group PLC	2,588,867	2,355
Man Group PLC	142,410	343
Old Mutual PLC	669,920	2,254
Provident Financial PLC	35,140	336
Royal Bank of Scotland Group PLC (a)	491,280	1,787
Standard Chartered PLC	234,822	2,354
Standard Life Aberdeen PLC	61,104	308

		30,991

HEALTH CARE 0.8%
AstraZeneca PLC	33,124	2,277
GlaxoSmithKline PLC	108,394	2,105

		4,382

INDUSTRIALS 1.7%
Aggreko PLC	16,953	175
BAE Systems PLC	118,057	966
Capita PLC	106,507	215
CNH Industrial NV	32,955	407
easyJet PLC	33,449	754
Firstgroup PLC (a)	165,572	191
G4S PLC	66,975	233
International Consolidated Airlines Group S.A.	100,868	871
National Express Group PLC	67,249	365
RELX NV	16,481	342
RELX PLC	18,844	387
Rolls-Royce Holdings PLC	107,621	1,316
Royal Mail PLC	282,012	2,140
Smiths Group PLC	8,681	185
Stagecoach Group PLC	154,890	287
Travis Perkins PLC	9,666	167

		9,001

MATERIALS 1.1%
Anglo American PLC	29,296	682
Rio Tinto Ltd.	46,079	2,611
Rio Tinto PLC	52,524	2,665

		5,958

TELECOMMUNICATION SERVICES 0.6%
BT Group PLC	57,560	184
Inmarsat PLC	26,504	135
TalkTalk Telecom Group PLC	54,432	89
Vodafone Group PLC	1,047,022	2,864

		3,272

UTILITIES 0.7%
Centrica PLC	633,714	1,264
Drax Group PLC	65,749	254
National Grid PLC	101,597	1,144
Severn Trent PLC	8,498	220
SSE PLC	27,510	493
United Utilities Group PLC	18,519	186

		3,561

Total United Kingdom		82,643

UNITED STATES 0.2%
CONSUMER DISCRETIONARY 0.2%
Adient PLC	1,273	76

Carnival PLC	15,677	1,009

		1,085

Total United States		1,085

Total Common Stocks (Cost $434,278)		525,066

PREFERRED STOCKS 0.7%
GERMANY 0.7%
CONSUMER DISCRETIONARY 0.7%
Volkswagen AG	18,081	3,604

CONSUMER STAPLES 0.0%
Henkel AG & Co. KGaA	1,039	136

Total Preferred Stocks (Cost $2,758)		3,740

REAL ESTATE INVESTMENT TRUSTS 0.5%
AUSTRALIA 0.1%
REAL ESTATE 0.1%
Mirvac Group	83,445	139
Stockland	81,191	252

		391

Total Australia		391

CANADA 0.2%
REAL ESTATE 0.2%
Artis Real Estate Investment Trust	30,213	319
Cominar Real Estate Investment Trust	37,523	375
Dream Office Real Estate Investment Trust	22,815	413
H&R Real Estate Investment Trust	7,027	115

		1,222

Total Canada		1,222

HONG KONG 0.0%
REAL ESTATE 0.0%
Link REIT	23,500	201

Total Hong Kong		201

UNITED KINGDOM 0.2%
REAL ESTATE 0.2%
British Land Co. PLC	36,546	330
Intu Properties PLC	65,550	191
Land Securities Group PLC	28,893	380

		901

Total United Kingdom		901

Total Real Estate Investment Trusts (Cost $2,718)		2,715

RIGHTS 0.0%
UNITED KINGDOM 0.0%
FINANCIALS 0.0%
Provident Financial PLC	24,890	129

Total Rights (Cost $112)		129

WARRANTS 0.0%
SPAIN 0.0%
INDUSTRIALS 0.0%
Abengoa S.A. ‘B’ - Exp. 03/31/2025	226,011	3

Total Warrants (Cost $0)	3

Total Investments in Securities (Cost $439,866)	531,653

Total Investments 99.0% (Cost $439,866)	$531,653
Other Assets and Liabilities, net 1.0%	5,482

Net Assets 100.0%	$537,135

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

(a)	Security did not produce income within the last twelve months.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Common Stocks
Australia
Consumer Discretionary	$0	$906	$0	$906
Consumer Staples	0	4,397	0	4,397
Energy	0	1,177	0	1,177
Financials	0	13,624	0	13,624
Health Care	0	800	0	800
Industrials	0	2,312	0	2,312
Information Technology	0	106	0	106
Materials	0	9,446	0	9,446
Real Estate	0	278	0	278
Telecommunication Services	0	934	0	934
Utilities	0	97	0	97
Austria
Energy	0	934	0	934
Financials	0	2,812	0	2,812
Industrials	0	183	0	183
Materials	0	158	0	158
Belgium
Consumer Staples	0	217	0	217
Financials	0	2,025	0	2,025
Health Care	0	133	0	133
Industrials	156	0	0	156
Telecommunication Services	0	579	0	579
Canada
Consumer Discretionary	2,085	0	0	2,085
Consumer Staples	586	0	0	586
Energy	2,361	0	0	2,361
Financials	13,469	0	0	13,469
Industrials	3,068	0	0	3,068
Materials	1,443	0	0	1,443
Telecommunication Services	841	0	0	841
Utilities	952	0	0	952
Denmark
Consumer Staples	0	305	0	305
Financials	0	217	0	217
Health Care	0	657	0	657
Industrials	0	1,949	0	1,949
Telecommunication Services	0	1,284	0	1,284
Finland
Consumer Staples	0	132	0	132
Industrials	0	158	0	158
Materials	0	1,566	0	1,566
Utilities	0	442	0	442
France
Consumer Discretionary	0	9,382	0	9,382
Consumer Staples	228	3,180	0	3,408
Energy	0	1,902	0	1,902
Financials	0	16,228	0	16,228
Health Care	0	5,290	0	5,290
Industrials	0	10,718	0	10,718
Information Technology	0	683	0	683
Materials	0	513	0	513
Real Estate	0	109	0	109
Telecommunication Services	0	2,405	0	2,405
Utilities	0	6,871	0	6,871
Germany
Consumer Discretionary	0	9,598	0	9,598
Consumer Staples	0	882	0	882
Financials	0	10,126	0	10,126
Health Care	0	3,662	0	3,662
Industrials	0	8,441	0	8,441
Information Technology	0	724	0	724
Materials	0	6,627	0	6,627
Real Estate	0	118	0	118
Telecommunication Services	0	1,730	0	1,730
Utilities	0	8,022	0	8,022
Hong Kong
Consumer Discretionary	0	1,474	0	1,474
Financials	0	349	0	349
Industrials	0	1,032	0	1,032
Information Technology	0	544	0	544
Materials	0	121	0	121
Real Estate	0	7,441	0	7,441
Telecommunication Services	0	248	0	248
Utilities	0	561	0	561
Ireland
Financials	0	122	0	122
Health Care	1,444	0	0	1,444
Industrials	196	0	0	196
Materials	0	719	0	719
Israel
Financials	0	1,501	0	1,501
Health Care	1,229	0	0	1,229
Materials	0	266	0	266
Telecommunication Services	0	531	0	531
Italy
Consumer Discretionary	0	125	0	125
Energy	0	2,402	0	2,402
Financials	0	10,645	0	10,645
Industrials	0	542	0	542
Telecommunication Services	0	605	0	605
Utilities	0	3,572	0	3,572
Japan
Consumer Discretionary	0	29,935	0	29,935
Consumer Staples	0	6,994	0	6,994
Energy	0	1,956	0	1,956
Financials	0	27,710	0	27,710
Health Care	0	4,272	0	4,272
Industrials	0	24,230	0	24,230
Information Technology	0	18,046	0	18,046
Materials	0	7,700	0	7,700
Real Estate	0	1,151	0	1,151
Telecommunication Services	0	5,179	0	5,179
Utilities	0	7,745	0	7,745
Luxembourg
Consumer Discretionary	0	528	0	528
Materials	0	179	0	179
Macau
Consumer Discretionary	0	525	0	525
Netherlands
Consumer Staples	0	2,471	0	2,471
Energy	0	5,203	0	5,203
Financials	0	5,139	0	5,139
Health Care	0	1,746	0	1,746
Industrials	0	1,196	0	1,196
Materials	0	888	0	888
Telecommunication Services	545	249	0	794
New Zealand
Consumer Staples	0	115	0	115
Industrials	0	120	0	120
Materials	0	266	0	266
Telecommunication Services	0	347	0	347
Utilities	0	94	0	94
Norway
Consumer Staples	0	143	0	143
Energy	0	1,634	0	1,634
Financials	0	903	0	903
Materials	0	663	0	663
Telecommunication Services	0	640	0	640
Portugal
Consumer Staples	0	223	0	223
Financials	0	0	1	1
Materials	0	240	0	240
Utilities	0	774	0	774
Singapore
Consumer Discretionary	0	173	0	173
Financials	0	3,454	0	3,454
Industrials	0	1,777	0	1,777
Information Technology	0	528	0	528
Real Estate	0	837	0	837
Telecommunication Services	0	269	0	269
South Africa
Consumer Discretionary	60	0	0	60
Financials	0	390	0	390
Materials	0	236	0	236
Spain
Consumer Staples	0	159	0	159
Energy	0	374	0	374
Financials	0	11,575	0	11,575
Industrials	3	2,630	0	2,633
Telecommunication Services	0	2,858	0	2,858
Utilities	0	3,531	0	3,531
Sweden
Consumer Discretionary	0	345	0	345
Consumer Staples	0	166	0	166
Financials	0	3,093	0	3,093
Health Care	0	111	0	111
Industrials	0	2,119	0	2,119
Information Technology	0	1,195	0	1,195
Materials	0	124	0	124
Telecommunication Services	0	1,636	0	1,636
Switzerland
Consumer Discretionary	202	0	0	202
Consumer Staples	0	3,682	0	3,682
Energy	493	0	0	493
Financials	0	11,459	0	11,459
Health Care	0	7,972	0	7,972
Industrials	0	1,830	0	1,830
Information Technology	622	469	0	1,091
Materials	0	819	0	819
Telecommunication Services	0	500	0	500
United Kingdom
Consumer Discretionary	3,684	7,902	0	11,586
Consumer Staples	0	8,386	0	8,386
Energy	0	5,506	0	5,506
Financials	0	30,991	0	30,991
Health Care	0	4,382	0	4,382
Industrials	215	8,786	0	9,001
Materials	0	5,958	0	5,958
Telecommunication Services	0	3,272	0	3,272
Utilities	1,264	2,297	0	3,561
United States
Consumer Discretionary	76	1,009	0	1,085
Preferred Stocks
Germany
Consumer Discretionary	0	3,604	0	3,604
Consumer Staples	0	136	0	136
Real Estate Investment Trusts
Australia
Real Estate	0	391	0	391
Canada
Real Estate	1,222	0	0	1,222
Hong Kong
Real Estate	0	201	0	201
United Kingdom
Real Estate	0	901	0	901
Rights
United Kingdom
Financials	129	0	0	129
Warrants
Spain
Industrials	0	3	0	3

Total Investments	$36,573	$495,079	$1	$531,653

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental US Fund

March 31, 2018 (Unaudited)

AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.9% ¤
COMMON STOCKS 98.7%
BERMUDA 0.3%
FINANCIALS 0.3%
XL Group Ltd.	29,866	$1,650

Total Bermuda		1,650

CANADA 0.0%
FINANCIALS 0.0%
Thomson Reuters Corp.	2,611	101

Total Canada		101

IRELAND 0.2%
INFORMATION TECHNOLOGY 0.2%
Accenture PLC ‘A’	9,243	1,419

Total Ireland		1,419

UNITED KINGDOM 0.0%
CONSUMER STAPLES 0.0%
Avon Products, Inc. (a)	76,290	217

Total United Kingdom		217

UNITED STATES 98.2%
CONSUMER DISCRETIONARY 12.9%
Abercrombie & Fitch Co. ‘A’	95,744	2,318
Adient PLC	1,545	92
American Eagle Outfitters, Inc.	27,175	542
Ascena Retail Group, Inc. (a)	72,887	146
Bed Bath & Beyond, Inc.	93,695	1,967
Best Buy Co., Inc.	33,504	2,345
Big Lots, Inc.	14,145	616
Brinker International, Inc.	13,528	488
Caesars Entertainment Corp. (a)	48,872	550
Carnival Corp.	20,146	1,321
Carter’s, Inc.	978	102
CBS Corp. NVDR ‘B’	26,727	1,373
Chico’s FAS, Inc.	57,321	518
Comcast Corp. ‘A’	119,666	4,089
Dick’s Sporting Goods, Inc.	9,603	337
Dillard’s, Inc. ‘A’	16,500	1,326
Discovery Communications, Inc. (a)	5,015	98
Discovery Communications, Inc. ‘A’ (a)	18,069	387
Dollar General Corp.	7,007	655
Foot Locker, Inc.	10,995	501
Ford Motor Co.	117,502	1,302
Fossil Group, Inc. (a)	70,261	892
GameStop Corp. ‘A’	70,207	886
Gap, Inc.	66,652	2,080
General Motors Co.	71,866	2,612
Genuine Parts Co.	2,715	244
GNC Holdings, Inc. ‘A’ (a)	122,433	473
Goodyear Tire & Rubber Co.	17,348	461
Graham Holdings Co. ‘B’	216	130
H&R Block, Inc.	17,213	437
Harley-Davidson, Inc.	9,605	412
Home Depot, Inc.	30,366	5,412
International Game Technology PLC	6,550	175
Interpublic Group of Cos., Inc.	20,788	479
JC Penney Co., Inc. (a)	171,533	518
Kohl’s Corp.	70,331	4,607
L Brands, Inc.	14,968	572
Las Vegas Sands Corp.	6,845	492

Liberty Interactive Corp. QVC Group ‘A’ (a)	58,704	1,478
Liberty Media Corp-Liberty SiriusXM (a)	10,690	437
Lowe’s Cos., Inc.	41,516	3,643
Macy’s, Inc.	90,159	2,681
Mattel, Inc.	26,422	347
McDonald’s Corp.	26,638	4,166
MGM Resorts International	4,815	169
NIKE, Inc. ‘B’	9,045	601
Nordstrom, Inc.	26,987	1,306
NVR, Inc. (a)	75	210
O’Reilly Automotive, Inc. (a)	1,301	322
Office Depot, Inc.	170,162	366
Omnicom Group, Inc.	7,884	573
PulteGroup, Inc.	3,589	106
PVH Corp.	803	122
Ralph Lauren Corp.	7,128	797
Royal Caribbean Cruises Ltd.	1,952	230
Sally Beauty Holdings, Inc. (a)	28,018	461
Sears Holdings Corp. (a)	45,969	123
Signet Jewelers Ltd.	2,717	105
Six Flags Entertainment Corp.	1,863	116
Tapestry, Inc.	13,319	701
Target Corp.	70,404	4,888
TEGNA, Inc.	9,478	108
Tiffany & Co.	1,284	125
Time Warner, Inc.	34,365	3,250
TJX Cos., Inc.	9,151	746
Tribune Media Co. ‘A’	15,873	643
Tupperware Brands Corp.	8,217	397
Twenty-First Century Fox, Inc. ‘A’	73,503	2,697
Urban Outfitters, Inc. (a)	11,378	420
VF Corp.	4,955	367
Viacom, Inc. ‘B’	115,909	3,600
Visteon Corp. (a)	5,332	588
Walt Disney Co.	30,042	3,017
Weight Watchers International, Inc. (a)	18,341	1,169
Wendy’s Co.	34,420	604
Whirlpool Corp.	729	112
Wyndham Worldwide Corp.	14,333	1,640
Wynn Resorts Ltd.	1,496	273
Yum! Brands, Inc.	8,610	733

		86,392

CONSUMER STAPLES 7.7%
Altria Group, Inc.	23,085	1,439
Archer-Daniels-Midland Co.	30,697	1,331
Bunge Ltd.	8,171	604
Clorox Co.	813	108
Coca-Cola Co.	87,190	3,787
Colgate-Palmolive Co.	13,952	1,000
Costco Wholesale Corp.	5,698	1,074
CVS Health Corp.	41,696	2,594
Dr Pepper Snapple Group, Inc.	7,394	875
Estee Lauder Cos., Inc. ‘A’	2,120	317
Flowers Foods, Inc.	5,658	124
General Mills, Inc.	19,721	889
Herbalife Ltd. (a)	14,994	1,461
HRG Group, Inc. (a)	28,093	463
JM Smucker Co.	3,742	464
Kimberly-Clark Corp.	1,049	115
Kroger Co.	157,588	3,773
Mondelez International, Inc. ‘A’	50,865	2,123
Nu Skin Enterprises, Inc. ‘A’	7,559	557
PepsiCo, Inc.	43,890	4,791
Philip Morris International, Inc.	46,386	4,611
Procter & Gamble Co.	86,790	6,881
Rite Aid Corp. (a)	257,256	432
Safeway PDC LLC CVR «	38,866	0
SUPERVALU, Inc. (a)	12,307	187
Sysco Corp.	7,595	455
U.S. Foods Holding Corp. (a)	15,618	512
Wal-Mart Stores, Inc.	115,455	10,272
Walgreens Boots Alliance, Inc.	2,805	184

		51,423

ENERGY 5.4%
Andeavor	7,926	797
Baker Hughes a GE Co.	5,240	145
Chesapeake Energy Corp. (a)	85,258	257
Chevron Corp.	57,162	6,519
ConocoPhillips	46,918	2,782
CONSOL Energy, Inc. (a)	2,620	76
CVR Energy, Inc.	15,246	461
Diamond Offshore Drilling, Inc. (a)	22,811	334

Exxon Mobil Corp.	135,717	10,126
Hess Corp.	13,671	692
HollyFrontier Corp.	38,612	1,887
Kinder Morgan, Inc.	39,015	588
Marathon Petroleum Corp.	40,403	2,954
Murphy Oil Corp.	8,723	225
Nabors Industries Ltd.	60,905	426
National Oilwell Varco, Inc.	13,159	484
Occidental Petroleum Corp.	18,188	1,181
Oceaneering International, Inc.	6,181	115
PBF Energy, Inc. ‘A’	3,892	132
Phillips 66	13,348	1,280
Rowan Cos. PLC ‘A’ (a)	5,122	59
Valero Energy Corp.	40,182	3,728
Williams Cos., Inc.	22,701	564

		35,812

FINANCIALS 21.2%
Aflac, Inc.	34,006	1,488
Allstate Corp.	28,870	2,737
Ally Financial, Inc.	148,621	4,035
American Express Co.	54,464	5,080
American Financial Group, Inc.	4,101	460
American International Group, Inc.	165,775	9,022
Ameriprise Financial, Inc.	11,249	1,664
Assurant, Inc.	9,204	841
Bank of America Corp.	427,811	12,830
Bank of New York Mellon Corp.	46,439	2,393
BB&T Corp.	21,970	1,143
Berkshire Hathaway, Inc. ‘B’ (a)	24,110	4,810
BlackRock, Inc.	1,768	958
Brighthouse Financial, Inc. (a)	2,291	118
Capital One Financial Corp.	45,517	4,361
CIT Group, Inc.	18,989	978
Citigroup, Inc.	184,166	12,431
Citizens Financial Group, Inc.	35,389	1,486
CME Group, Inc.	952	154
CNO Financial Group, Inc.	20,539	445
Comerica, Inc.	5,647	542
Discover Financial Services	35,882	2,581
Fifth Third Bancorp	53,366	1,694
Franklin Resources, Inc.	23,740	823
Genworth Financial, Inc. ‘A’ (a)	241,587	684
Goldman Sachs Group, Inc.	12,937	3,258
Hartford Financial Services Group, Inc.	31,798	1,638
Invesco Ltd.	17,711	567
JPMorgan Chase & Co.	157,986	17,374
KeyCorp	14,904	291
Legg Mason, Inc.	22,025	895
Leucadia National Corp.	16,780	381
Lincoln National Corp.	13,970	1,021
Loews Corp.	22,145	1,101
LPL Financial Holdings, Inc.	9,828	600
M&T Bank Corp.	703	130
MetLife, Inc.	43,387	1,991
Morgan Stanley	12,767	689
Navient Corp.	120,042	1,575
New York Community Bancorp, Inc.	15,523	202
Northern Trust Corp.	1,226	126
OneMain Holdings, Inc. (a)	3,894	117
People’s United Financial, Inc.	17,842	333
PHH Corp. (a)	15,770	165
PNC Financial Services Group, Inc.	21,942	3,319
Principal Financial Group, Inc.	3,888	237
Progressive Corp.	6,330	386
Prudential Financial, Inc.	14,809	1,534
Raymond James Financial, Inc.	885	79
Regions Financial Corp.	59,513	1,106
Reinsurance Group of America, Inc.	4,165	641
Santander Consumer USA Holdings, Inc.	53,518	872
SLM Corp. (a)	56,791	637
State Street Corp.	21,360	2,130
SunTrust Banks, Inc.	22,463	1,528
Synchrony Financial	55,212	1,851
T Rowe Price Group, Inc.	6,059	654
Torchmark Corp.	1,338	113
Travelers Cos., Inc.	36,623	5,086
U.S. Bancorp	54,370	2,746
Unum Group	5,420	258
Voya Financial, Inc.	60,202	3,040
Wells Fargo & Co.	168,374	8,825
White Mountains Insurance Group Ltd.	316	260

		141,514

HEALTH CARE 12.4%
Abbott Laboratories	27,043	1,620
AbbVie, Inc.	24,563	2,325
Aetna, Inc.	18,179	3,072
Allergan PLC	6,219	1,047
Amgen, Inc.	21,212	3,616
Anthem, Inc.	29,918	6,573
Bio-Rad Laboratories, Inc. ‘A’ (a)	539	135
Bristol-Myers Squibb Co.	13,763	871
Brookdale Senior Living, Inc. (a)	66,386	445
Cardinal Health, Inc.	10,236	642
Cigna Corp.	3,738	627
Community Health Systems, Inc. (a)	137,800	546
DaVita, Inc. (a)	1,633	108
Eli Lilly & Co.	19,205	1,486
Envision Healthcare Corp. (a)	3,273	126
Express Scripts Holding Co. (a)	54,710	3,779
Gilead Sciences, Inc.	52,245	3,939
HCA Healthcare, Inc.	44,871	4,352
Humana, Inc.	5,516	1,483
Johnson & Johnson	61,303	7,856
Kindred Healthcare, Inc.	44,964	411
LifePoint Health, Inc. (a)	19,234	904
Mallinckrodt PLC (a)	6,832	99
McKesson Corp.	3,259	459
MEDNAX, Inc. (a)	2,348	131
Merck & Co., Inc.	132,636	7,225
Mylan NV (a)	1,858	76
Patterson Cos., Inc.	9,093	202
Pfizer, Inc.	462,548	16,416
Quest Diagnostics, Inc.	11,793	1,183
Stryker Corp.	777	125
Tenet Healthcare Corp. (a)	106,643	2,586
United Therapeutics Corp. (a)	1,034	116
UnitedHealth Group, Inc.	23,020	4,926
Universal Health Services, Inc. ‘B’	5,102	604
Valeant Pharmaceuticals International, Inc. (a)	166,142	2,645
Varian Medical Systems, Inc. (a)	824	101

		82,857

INDUSTRIALS 9.4%
3M Co.	9,239	2,028
AGCO Corp.	8,908	578
American Airlines Group, Inc.	52,319	2,718
Avis Budget Group, Inc. (a)	42,429	1,987
Boeing Co.	13,967	4,580
Caterpillar, Inc.	27,109	3,995
Cintas Corp.	851	145
CSX Corp.	32,563	1,814
Cummins, Inc.	6,001	973
Deere & Co.	29,856	4,637
Delta Air Lines, Inc.	6,218	341
Dover Corp.	6,421	631
Dun & Bradstreet Corp.	2,683	314
Emerson Electric Co.	41,788	2,854
FedEx Corp.	4,882	1,172
Flowserve Corp.	7,196	312
Fluor Corp.	20,116	1,151
Fortive Corp.	1,717	133
General Dynamics Corp.	6,264	1,384
General Electric Co.	434,695	5,860
Hertz Global Holdings, Inc. (a)	84,101	1,669
Honeywell International, Inc.	3,585	518
Illinois Tool Works, Inc.	9,828	1,540
JetBlue Airways Corp. (a)	8,771	178
Lockheed Martin Corp.	202	68
ManpowerGroup, Inc.	5,779	665
Neilsen Holdings PLC	3,551	113
Norfolk Southern Corp.	9,422	1,279
Northrop Grumman Corp.	9,086	3,172
Oshkosh Corp.	1,867	144
Owens Corning	1,027	83
Parker-Hannifin Corp.	2,737	468
Pitney Bowes, Inc.	61,635	671
Quanta Services, Inc. (a)	15,192	522
Raytheon Co.	5,132	1,108
Republic Services, Inc.	3,375	224
Robert Half International, Inc.	4,645	269
RR Donnelley & Sons Co.	19,042	166
Ryder System, Inc.	6,821	497
Southwest Airlines Co.	1,820	104

Stanley Black & Decker, Inc.	2,173	333
Timken Co.	4,699	214
Trinity Industries, Inc.	22,917	748
Union Pacific Corp.	26,808	3,604
United Continental Holdings, Inc. (a)	11,346	788
United Rentals, Inc. (a)	3,432	593
United Technologies Corp.	30,966	3,896
Waste Management, Inc.	5,949	500
WW Grainger, Inc.	3,245	916

		62,657

INFORMATION TECHNOLOGY 18.1%
Activision Blizzard, Inc.	17,420	1,175
Alphabet, Inc. ‘C’ (a)	2,118	2,185
Amdocs Ltd.	6,739	450
Apple, Inc.	148,763	24,959
Applied Materials, Inc.	10,412	579
Arrow Electronics, Inc. (a)	8,987	692
Avaya Holdings Corp. (a)	5,595	125
Avnet, Inc.	19,418	811
Booz Allen Hamilton Holding Corp.	23,361	905
CA, Inc.	33,827	1,147
Cisco Systems, Inc.	139,327	5,976
Conduent, Inc. (a)	12,689	236
Corning, Inc.	110,000	3,067
DXC Technology Co.	1,379	139
eBay, Inc. (a)	11,459	461
EchoStar Corp. ‘A’ (a)	2,203	116
F5 Networks, Inc. (a)	944	136
First Solar, Inc. (a)	3,791	269
Fiserv, Inc. (a)	1,820	130
Flex Ltd. (a)	12,803	209
Hewlett Packard Enterprise Co.	169,145	2,967
HP, Inc.	119,381	2,617
Intel Corp.	242,033	12,605
InterActiveCorp (a)	6,934	1,084
International Business Machines Corp.	87,444	13,416
Intuit, Inc.	2,392	415
Jabil, Inc.	24,004	690
Juniper Networks, Inc.	30,771	749
KLA-Tencor Corp.	8,470	923
Leidos Holdings, Inc.	1,725	113
Maxim Integrated Products, Inc.	2,287	138
Micron Technology, Inc. (a)	14,294	745
Microsoft Corp.	139,342	12,718
Motorola Solutions, Inc.	18,885	1,989
NetApp, Inc.	34,662	2,138
Oracle Corp.	134,387	6,148
Qorvo, Inc. (a)	7,231	509
QUALCOMM, Inc.	64,504	3,574
Seagate Technology PLC	87,877	5,143
Symantec Corp.	62,593	1,618
Tech Data Corp. (a)	4,019	342
Teradata Corp. (a)	21,458	851
Texas Instruments, Inc.	17,861	1,856
Visa, Inc. ‘A’	1,054	126
Western Digital Corp.	13,912	1,284
Western Union Co.	54,580	1,050
Xerox Corp.	41,416	1,192

		120,767

MATERIALS 2.9%
Alcoa Corp. (a)	41,933	1,885
Ashland Global Holdings, Inc.	6,754	471
Avery Dennison Corp.	2,019	215
Bemis Co., Inc.	4,520	197
CF Industries Holdings, Inc.	17,776	671
Cleveland-Cliffs, Inc. (a)	28,269	196
Domtar Corp.	23,437	997
DowDuPont, Inc.	51,493	3,281
Eastman Chemical Co.	2,695	285
Huntsman Corp.	5,008	147
International Paper Co.	17,518	936
LyondellBasell Industries NV ‘A’	39,990	4,226
Monsanto Co.	17,714	2,067
Mosaic Co.	71,146	1,727
Newmont Mining Corp.	6,769	264
PPG Industries, Inc.	6,106	681
Praxair, Inc.	4,372	631
Reliance Steel & Aluminum Co.	4,966	426
WestRock Co.	2,327	149

		19,452

REAL ESTATE 0.0%
Jones Lang LaSalle, Inc.	804	140

TELECOMMUNICATION SERVICES 3.1%
AT&T, Inc.	198,611	7,080
CenturyLink, Inc.	190,763	3,134
Frontier Communications Corp.	97,145	721
Sprint Corp. (a)	36,904	180
T-Mobile US, Inc. (a)	4,636	283
Telephone & Data Systems, Inc.	24,034	674
Verizon Communications, Inc.	177,316	8,479
Windstream Holdings, Inc.	108,220	153

		20,704

UTILITIES 5.1%
AES Corp.	178,545	2,030
Ameren Corp.	19,444	1,101
American Electric Power Co., Inc.	27,555	1,890
CenterPoint Energy, Inc.	38,395	1,052
CMS Energy Corp.	5,391	244
Consolidated Edison, Inc.	23,317	1,817
DTE Energy Co.	4,882	510
Duke Energy Corp.	38,909	3,014
Edison International	15,068	959
Entergy Corp.	35,810	2,821
Eversource Energy	8,542	503
Exelon Corp.	86,871	3,389
FirstEnergy Corp.	92,837	3,158
Great Plains Energy, Inc.	7,589	241
Hawaiian Electric Industries, Inc.	3,702	127
MDU Resources Group, Inc.	26,590	749
NextEra Energy, Inc.	2,572	420
NRG Energy, Inc.	45,817	1,399
PG&E Corp.	31,603	1,388
Pinnacle West Capital Corp.	7,297	582
Portland General Electric Co.	4,576	186
PPL Corp.	27,036	765
Public Service Enterprise Group, Inc.	34,493	1,733
SCANA Corp.	16,618	624
Sempra Energy	2,865	319
Southern Co.	29,303	1,309
Vectren Corp.	1,764	113
Vistra Energy Corp. (a)	21,332	444
Westar Energy, Inc.	2,378	125
Xcel Energy, Inc.	15,944	725

		33,737

Total United States		655,455

Total Common Stocks (Cost $500,276)		658,842

REAL ESTATE INVESTMENT TRUSTS 0.7%
UNITED STATES 0.7%
FINANCIALS 0.3%
AGNC Investment Corp.	30,331	574
Annaly Capital Management, Inc.	86,188	899
Two Harbors Investment Corp.	15,075	232

		1,705

REAL ESTATE 0.4%
Brixmor Property Group, Inc.	7,524	115
CoreCivic, Inc.	22,429	438
DDR Corp.	20,536	150
HCP, Inc.	9,839	228
Hospitality Properties Trust	5,320	135
Iron Mountain, Inc.	11,312	372
Kimco Realty Corp.	7,747	111
Macerich Co.	1,832	103
Quality Care Properties, Inc. (a)	32,272	627
Senior Housing Properties Trust	11,493	180
Ventas, Inc.	2,365	117
VEREIT, Inc.	15,170	106

		2,682

Total Real Estate Investment Trusts (Cost $4,503)		4,387

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (b) 0.5%	3,321

Total Short-Term Instruments (Cost $3,321)	3,321

Total Investments in Securities (Cost $508,100)	666,550

Total Investments 99.9% (Cost $508,100)	$666,550
Other Assets and Liabilities, net 0.1%	706

Net Assets 100.0%	$667,256

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

(a)	Security did not produce income within the last twelve months.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$3,321	U.S. Treasury Notes 1.125% due 09/30/2021	$(3,389)	$3,321	$3,321

Total Repurchase Agreements						$(3,389)	$3,321	$3,321

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Common Stocks
Bermuda
Financials	$1,650	$0	$0	$1,650
Canada
Financials	101	0	0	101
Ireland
Information Technology	1,419	0	0	1,419
United Kingdom
Consumer Staples	217	0	0	217
United States
Consumer Discretionary	86,392	0	0	86,392
Consumer Staples	51,423	0	0	51,423
Energy	35,812	0	0	35,812
Financials	141,514	0	0	141,514
Health Care	82,857	0	0	82,857
Industrials	62,657	0	0	62,657
Information Technology	120,767	0	0	120,767
Materials	19,452	0	0	19,452
Real Estate	140	0	0	140
Telecommunication Services	20,704	0	0	20,704
Utilities	33,737	0	0	33,737
Real Estate Investment Trusts
United States
Financials	1,705	0	0	1,705
Real Estate	2,682	0	0	2,682
Short-Term Instruments
Repurchase Agreements	0	3,321	0	3,321

Total Investments	$663,229	$3,321	$0	$666,550
There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental US Small Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.9% ¤
COMMON STOCKS 88.0%
UNITED KINGDOM 0.1%
FINANCIALS 0.1%
Janus Henderson Group PLC	3,154	$104

Total United Kingdom		104

UNITED STATES 87.9%
CONSUMER DISCRETIONARY 20.1%
Aaron’s, Inc.	13,622	635
Acushnet Holdings Corp.	2,140	49
Adtalem Global Education, Inc. (a)	9,685	461
AMC Entertainment Holdings, Inc. ‘A’	4,283	60
AMC Networks, Inc. ‘A’ (a)	1,075	56
America’s Car-Mart, Inc. (a)	1,261	64
American Axle & Manufacturing Holdings, Inc. (a)	5,921	90
American Outdoor Brands Corp. (a)	7,290	75
American Public Education, Inc. (a)	2,846	122
Asbury Automotive Group, Inc. (a)	4,149	280
Barnes & Noble Education, Inc. (a)	11,836	82
Barnes & Noble, Inc.	20,486	101
Bassett Furniture Industries, Inc.	352	11
Beazer Homes USA, Inc. (a)	2,520	40
Big 5 Sporting Goods Corp.	6,048	44
Biglari Holdings, Inc. (a)	72	29
BJ’s Restaurants, Inc.	1,737	78
Bloomin’ Brands, Inc.	9,262	225
Boyd Gaming Corp.	7,262	231
Bridgepoint Education, Inc. (a)	5,608	38
Brinker International, Inc.	4,030	145
Buckle, Inc.	10,686	237
Caleres, Inc.	6,928	233
Callaway Golf Co.	4,407	72
Capella Education Co.	1,426	125
Career Education Corp. (a)	12,757	168
Carrols Restaurant Group, Inc. (a)	6,271	70
Cato Corp. ‘A’	8,890	131
Century Communities, Inc. (a)	2,206	66
Cheesecake Factory, Inc.	3,765	182
Chico’s FAS, Inc.	10,724	97
Children’s Place, Inc.	1,312	177
Churchill Downs, Inc.	461	112
Citi Trends, Inc.	1,504	46
Conn’s, Inc. (a)	4,283	146
Container Store Group, Inc. (a)	5,355	29
Cooper Tire & Rubber Co.	6,128	180
Cooper-Standard Holding, Inc. (a)	2,098	258
Core-Mark Holding Co., Inc.	3,706	79
Cracker Barrel Old Country Store, Inc.	242	39
Crocs, Inc. (a)	14,490	235
CSS Industries, Inc.	417	7
Dana, Inc.	10,275	265
Dave & Buster’s Entertainment, Inc. (a)	2,580	108
Deckers Outdoor Corp. (a)	3,301	297
Denny’s Corp. (a)	3,503	54
Dine Brands Global, Inc.	3,473	228
Dorman Products, Inc. (a)	1,263	84
Drive Shack, Inc. (a)	14,940	71
DSW Inc. ‘A’	12,183	274
Eldorado Resorts, Inc. (a)	4,808	159
Ethan Allen Interiors, Inc.	3,376	77
Express, Inc. (a)	33,935	243
Extended Stay America, Inc.	3,610	71
Fiesta Restaurant Group, Inc. (a)	1,787	33
Finish Line, Inc. ‘A’	17,436	236
Five Below, Inc. (a)	733	54
Fox Factory Holding Corp. (a)	569	20
Francesca’s Holdings Corp. (a)	6,494	31
Fred’s, Inc. ‘A’	14,435	43
FTD Cos., Inc. (a)	5,489	20

G-III Apparel Group Ltd. (a)	4,730	178
Gannett Co., Inc.	35,329	353
Genesco, Inc. (a)	11,150	453
Gentherm, Inc. (a)	283	10
GoPro, Inc. ‘A’ (a)	9,860	47
Grand Canyon Education, Inc. (a)	1,178	124
Gray Television, Inc. (a)	3,967	50
Group 1 Automotive, Inc.	2,997	196
Groupon, Inc. (a)	55,824	242
Guess?, Inc.	25,077	520
Hamilton Beach Brands Holding Co.	1,552	33
Haverty Furniture Cos., Inc.	3,320	67
Helen of Troy Ltd. (a)	1,777	155
Hibbett Sports, Inc. (a)	7,802	187
Hilton Grand Vacations, Inc. (a)	3,314	143
Hooker Furniture Corp.	665	24
Houghton Mifflin Harcourt Co. (a)	14,616	102
Hovnanian Enterprises, Inc. ‘A’ (a)	14,394	26
Iconix Brand Group, Inc. (a)	12,437	14
ILG, Inc.	3,416	106
International Speedway Corp. ‘A’	2,594	114
iRobot Corp. (a)	1,340	86
Jack in the Box, Inc.	3,087	263
John Wiley & Sons, Inc. ‘A’	5,320	339
K12, Inc. (a)	5,119	73
KB Home	6,384	182
Kirkland’s, Inc. (a)	3,928	38
La Quinta Holdings, Inc. (a)	9,757	184
La-Z-Boy, Inc.	4,270	128
Lands’ End, Inc. (a)	5,338	125
Laureate Education, Inc. ‘A’ (a)	5,273	72
LCI Industries	1,054	110
Libbey, Inc.	3,874	19
Liberty Expedia Holdings, Inc. (a)	1,304	51
Liberty TripAdvisor Holdings, Inc. ‘A’ (a)	11,575	124
Lithia Motors, Inc. ‘A’	1,050	106
Lumber Liquidators Holdings, Inc. (a)	4,062	97
M/I Homes, Inc. (a)	3,877	123
Marcus Corp.	1,776	54
Marriott Vacations Worldwide Corp.	2,118	282
MDC Holdings, Inc.	3,830	107
MDC Partners, Inc. ‘A’ (a)	8,296	60
Media General, Inc. CVR «	2,855	0
Meredith Corp.	3,957	213
Meritage Homes Corp. (a)	2,498	113
Modine Manufacturing Co. (a)	2,717	57
Monro, Inc.	1,057	57
Movado Group, Inc.	2,568	99
MSG Networks, Inc. ‘A’ (a)	2,301	52
Murphy USA, Inc. (a)	3,311	241
National CineMedia, Inc.	20,100	104
New Media Investment Group, Inc.	1,902	33
New York Times Co. ‘A’	10,284	248
Nexstar Media Group, Inc. ‘A’	1,250	83
Nutrisystem, Inc.	1,430	39
Ollie’s Bargain Outlet Holdings, Inc. (a)	2,221	134
Overstock.com, Inc. (a)	1,435	52
Oxford Industries, Inc.	1,173	87
Papa John’s International, Inc.	1,118	64
Party City Holdco, Inc. (a)	3,663	57
Penn National Gaming, Inc. (a)	14,063	369
Perry Ellis International, Inc. (a)	3,276	84
PetMed Express, Inc.	1,594	67
Pier 1 Imports, Inc.	67,040	216
Pinnacle Entertainment, Inc. (a)	19,655	593
Red Robin Gourmet Burgers, Inc. (a)	1,502	87
Red Rock Resorts, Inc. ‘A’	4,105	120
Regis Corp. (a)	9,870	149
Rent-A-Center, Inc.	36,398	314
RH (a)	3,001	286
Ruth’s Hospitality Group, Inc.	1,555	38
Scholastic Corp.	4,280	166
Scientific Games Corp. ‘A’ (a)	2,769	115
SeaWorld Entertainment, Inc.	21,224	315
Shoe Carnival, Inc.	2,274	54
Shutterfly, Inc. (a)	2,594	211
Sinclair Broadcast Group, Inc. ‘A’	2,962	93
Sleep Number Corp. (a)	5,086	179
Sonic Automotive, Inc. ‘A’	8,017	152
Sonic Corp.	4,039	102
Sotheby’s (a)	5,559	285
Sportsman’s Warehouse Holdings, Inc. (a)	9,032	37
Standard Motor Products, Inc.	1,518	72
Steven Madden Ltd.	3,572	157
Strayer Education, Inc.	1,883	190
Sturm Ruger & Co., Inc.	1,883	99

Superior Industries International, Inc.	2,224	30
Tailored Brands, Inc.	7,676	192
Taylor Morrison Home Corp. ‘A’ (a)	6,442	150
Tempur Sealy International, Inc. (a)	1,805	82
Tenneco, Inc.	3,325	182
Texas Roadhouse, Inc.	1,774	102
TopBuild Corp. (a)	2,645	202
Tower International, Inc.	2,079	58
TravelCenters of America LLC (a)	9,552	34
TRI Pointe Group, Inc. (a)	7,854	129
tronc, Inc. (a)	5,184	85
Universal Electronics, Inc. (a)	621	32
Vera Bradley, Inc. (a)	2,737	29
Vista Outdoor, Inc. (a)	7,209	118
Vitamin Shoppe, Inc. (a)	8,044	35
VOXX International Corp. (a)	2,357	12
WideOpenWest, Inc. (a)	1,964	14
William Lyon Homes ‘A’ (a)	2,781	76
Winnebago Industries, Inc.	377	14
Wolverine World Wide, Inc.	5,562	161
ZAGG, Inc. (a)	1,857	23
Zumiez, Inc. (a)	4,790	114

		21,897

CONSUMER STAPLES 3.5%
Andersons, Inc.	1,996	66
B&G Foods, Inc.	1,630	39
Boston Beer Co., Inc. ‘A’ (a)	270	51
Cal-Maine Foods, Inc. (a)	1,530	67
Central Garden & Pet Co. ‘A’ (a)	3,814	151
Coca-Cola Bottling Co. Consolidated	314	54
Darling Ingredients, Inc. (a)	13,515	234
Dean Foods Co.	27,437	236
Edgewell Personal Care Co. (a)	1,769	86
Energizer Holdings, Inc.	2,346	140
Fresh Del Monte Produce, Inc.	3,010	136
Hain Celestial Group, Inc. (a)	1,371	44
Ingles Markets, Inc. ‘A’	3,152	107
Inter Parfums, Inc.	1,295	61
J&J Snack Foods Corp.	476	65
Lancaster Colony Corp.	172	21
Medifast, Inc.	1,298	121
Performance Food Group Co. (a)	9,049	270
PriceSmart, Inc.	972	81
Revlon, Inc. ‘A’ (a)	1,304	27
Sanderson Farms, Inc.	1,475	176
Seneca Foods Corp. ‘A’ (a)	589	16
Smart & Final Stores, Inc. (a)	6,991	39
SpartanNash Co.	5,225	90
Sprouts Farmers Market, Inc. (a)	8,288	195
SUPERVALU, Inc. (a)	19,619	299
TreeHouse Foods, Inc. (a)	1,079	41
United Natural Foods, Inc. (a)	5,622	241
Universal Corp.	4,085	198
USANA Health Sciences, Inc. (a)	1,358	117
Vector Group Ltd.	7,303	149
Village Super Market, Inc. ‘A’	646	17
WD-40 Co.	658	87
Weis Markets, Inc.	1,655	68

		3,790

ENERGY 3.1%
Archrock, Inc.	5,608	49
Basic Energy Services, Inc. (a)	2,270	33
Bristow Group, Inc.	11,091	144
California Resources Corp. (a)	10,498	180
CARBO Ceramics, Inc. (a)	6,601	48
Cloud Peak Energy, Inc. (a)	45,705	133
CNX Resources Corp. (a)	1,336	21
Delek U.S. Holdings, Inc.	6,157	251
Denbury Resources, Inc. (a)	53,421	146
Dorian LPG Ltd. (a)	5,459	41
Dril-Quip, Inc. (a)	1,775	79
Enbridge Energy Management LLC «	58,437	0
Era Group, Inc. (a)	3,817	36
Exterran Corp. (a)	5,249	140
Gener8 Maritime, Inc. (a)	12,485	71
Green Plains, Inc.	3,228	54
Halcon Resources Corp. (a)	3,886	19
Helix Energy Solutions Group, Inc. (a)	4,119	24
HighPoint Resources Corp. (a)	11,621	59
International Seaways, Inc. (a)	7,005	123
Kosmos Energy Ltd. (a)	7,579	48
McDermott International, Inc. (a)	7,270	44

NACCO Industries, Inc. ‘A’	1,022	34
Newpark Resources, Inc. (a)	1,538	12
Oil States International, Inc. (a)	3,142	82
Overseas Shipholding Group, Inc. ‘A’ (a)	16,159	46
Parker Drilling Co. (a)	27,912	18
PBF Energy, Inc. ‘A’	10,639	361
PDC Energy, Inc. (a)	682	33
Peabody Energy Corp.	5,869	214
Pioneer Energy Services Corp. (a)	12,627	34
Renewable Energy Group, Inc. (a)	5,914	76
REX American Resources Corp. (a)	477	35
SEACOR Holdings, Inc.	2,779	142
SEACOR Marine Holdings, Inc. (a)	2,342	45
SemGroup Corp. ‘A’	1,532	33
Stone Energy Corp. (a)	2,779	103
Tidewater, Inc. (a)	785	22
Unit Corp. (a)	1,501	30
W&T Offshore, Inc. (a)	23,470	104
World Fuel Services Corp.	6,903	169

		3,336

FINANCIALS 15.9%
Allegiance Bancshares, Inc. (a)	390	15
Ambac Financial Group, Inc. (a)	13,157	206
American Equity Investment Life Holding Co.	18,886	555
Ameris Bancorp	301	16
AMERISAFE, Inc.	468	26
AmTrust Financial Services, Inc.	3,728	46
Arlington Asset Investment Corp. ‘A’	3,238	36
Artisan Partners Asset Management, Inc. ‘A’	719	24
Associated Banc-Corp.	7,004	174
Baldwin & Lyons, Inc. ‘B’	926	20
Banc of California, Inc.	1,693	33
BancFirst Corp.	1,239	66
Bancorp, Inc. (a)	6,237	67
BancorpSouth Bank	3,748	119
Bank of Hawaii Corp.	1,694	141
BankUnited, Inc.	2,624	105
Banner Corp.	943	52
Beneficial Bancorp, Inc.	3,480	54
Berkshire Hills Bancorp, Inc.	2,089	79
BGC Partners, Inc. ‘A’	19,073	257
BofI Holding, Inc. (a)	1,821	74
Boston Private Financial Holdings, Inc.	3,609	54
Brookline Bancorp, Inc.	6,800	110
Bryn Mawr Bank Corp.	668	29
Camden National Corp.	1,477	66
Cannae Holdings, Inc. (a)	12,383	234
Capitol Federal Financial, Inc.	12,969	160
Cathay General Bancorp	1,840	74
CenterState Banks, Inc.	559	15
Central Pacific Financial Corp.	632	18
Chemical Financial Corp.	2,269	124
City Holding Co.	1,537	105
Cohen & Steers, Inc.	1,212	49
Columbia Banking System, Inc.	2,686	113
Community Bank System, Inc.	1,548	83
Community Trust Bancorp, Inc.	1,975	89
ConnectOne Bancorp, Inc.	667	19
Cowen, Inc. (a)	7,455	98
Customers Bancorp, Inc. (a)	2,200	64
CVB Financial Corp.	2,651	60
Dime Community Bancshares, Inc.	2,994	55
Donnelley Financial Solutions, Inc. (a)	11,219	193
Eagle Bancorp, Inc. (a)	804	48
eHealth, Inc. (a)	3,823	55
Employers Holdings, Inc.	3,410	138
Encore Capital Group, Inc. (a)	2,692	122
Enova International, Inc. (a)	7,664	169
Enterprise Financial Services Corp.	1,028	48
Essent Group Ltd. (a)	1,865	79
Evercore, Inc. ‘A’	2,544	222
EZCORP, Inc. ‘A’ (a)	17,111	226
FBL Financial Group, Inc. ‘A’	1,155	80
FCB Financial Holdings, Inc. ‘A’ (a)	1,364	70
Federal Agricultural Mortgage Corp. ‘C’	1,275	111
Federated Investors, Inc. ‘B’	7,568	253
Fidelity Southern Corp.	1,278	29
Financial Engines, Inc.	387	14
Financial Institutions, Inc.	1,679	50
First Bancorp	1,664	59
First Busey Corp.	2,773	82
First Commonwealth Financial Corp.	6,128	87
First Community Bancshares, Inc.	1,399	42
First Defiance Financial Corp.	648	37

First Financial Bancorp	6,292	185
First Financial Bankshares, Inc.	928	43
First Financial Corp.	1,856	77
First Interstate BancSystem, Inc. ‘A’	1,662	66
First Merchants Corp.	1,527	64
First Midwest Bancorp, Inc.	2,833	70
FirstCash, Inc.	2,799	227
Flagstar Bancorp, Inc. (a)	2,692	95
Flushing Financial Corp.	3,355	90
Fulton Financial Corp.	17,296	307
Glacier Bancorp, Inc.	2,581	99
Great Southern Bancorp, Inc.	695	35
Great Western Bancorp, Inc.	4,434	179
Green Dot Corp. ‘A’ (a)	3,114	200
Greenhill & Co., Inc.	6,508	120
Hanmi Financial Corp.	1,209	37
HCI Group, Inc.	665	25
Heartland Financial USA, Inc.	1,035	55
Hercules Capital, Inc.	5,600	68
Heritage Financial Corp.	2,416	74
Heritage Insurance Holdings, Inc.	1,986	30
Hilltop Holdings, Inc.	4,521	106
Home BancShares, Inc.	526	12
HomeStreet, Inc. (a)	1,552	44
HomeTrust Bancshares, Inc. (a)	927	24
Hope Bancorp, Inc.	2,649	48
Horace Mann Educators Corp.	2,168	93
Houlihan Lokey, Inc.	551	25
Independent Bank Corp.	1,597	78
Infinity Property & Casualty Corp.	1,082	128
International Bancshares Corp.	4,224	164
Investment Technology Group, Inc.	2,494	49
Kearny Financial Corp.	2,330	30
Kemper Corp.	6,687	381
Lakeland Bancorp, Inc.	2,678	53
Lakeland Financial Corp.	495	23
LegacyTexas Financial Group, Inc.	488	21
Live Oak Bancshares, Inc.	788	22
MainSource Financial Group, Inc.	1,478	60
Marlin Business Services Corp.	521	15
MB Financial, Inc.	999	40
MBIA, Inc. (a)	43,682	405
Mercantile Bank Corp.	328	11
Mercury General Corp.	2,086	96
Morningstar, Inc.	1,141	109
National Bank Holdings Corp. ‘A’	6,333	211
National Western Life Group, Inc. ‘A’	212	65
Nationstar Mortgage Holdings, Inc. (a)	5,092	91
Navigators Group, Inc.	1,864	107
NBT Bancorp, Inc.	5,287	188
Nelnet, Inc. ‘A’	3,785	198
Northfield Bancorp, Inc.	4,807	75
Northwest Bancshares, Inc.	14,903	247
OceanFirst Financial Corp.	971	26
Ocwen Financial Corp. (a)	49,625	204
Old National Bancorp	11,018	186
Oritani Financial Corp.	7,013	108
Park National Corp.	1,260	131
PHH Corp. (a)	3,763	39
Piper Jaffray Cos.	2,027	168
PRA Group, Inc. (a)	5,742	218
ProAssurance Corp.	5,827	283
Provident Financial Services, Inc.	5,649	145
Regional Management Corp. (a)	2,829	90
Renasant Corp.	1,078	46
RLI Corp.	2,446	155
S&T Bancorp, Inc.	1,295	52
Safety Insurance Group, Inc.	1,190	91
Sandy Spring Bancorp, Inc.	1,845	72
Selective Insurance Group, Inc.	2,137	130
Simmons First National Corp. ‘A’	2,126	61
South State Corp.	948	81
State Bank Financial Corp.	1,280	38
Sterling Bancorp	7,900	178
Stewart Information Services Corp.	465	20
Stifel Financial Corp.	2,384	141
Stock Yards Bancorp, Inc.	1,724	61
TCF Financial Corp.	16,701	381
Tompkins Financial Corp.	1,045	79
Towne Bank	2,357	67
TriCo Bancshares	1,084	40
TriState Capital Holdings, Inc. (a)	722	17
TrustCo Bank Corp.	11,620	98
Trustmark Corp.	5,580	174
UMB Financial Corp.	1,382	100
Union Bankshares Corp.	4,207	154

United Bankshares, Inc.	1,674	59
United Financial Bancorp, Inc.	2,662	43
United Fire Group, Inc.	1,227	59
Universal Insurance Holdings, Inc.	1,900	61
Univest Corp. of Pennsylvania	1,904	53
Valley National Bancorp	25,049	312
Virtus Investment Partners, Inc.	168	21
Waddell & Reed Financial, Inc. ‘A’	25,577	517
Walker & Dunlop, Inc.	1,613	96
Washington Federal, Inc.	9,748	337
Washington Trust Bancorp, Inc.	696	37
Waterstone Financial, Inc.	2,721	47
WesBanco, Inc.	1,304	55
Westamerica Bancorporation	2,371	138
World Acceptance Corp. (a)	2,532	267
WSFS Financial Corp.	847	41

		17,340

HEALTH CARE 7.2%
Abaxis, Inc.	691	49
Acadia Healthcare Co., Inc. (a)	3,655	143
Acorda Therapeutics, Inc. (a)	5,196	123
Akorn, Inc. (a)	1,348	25
Allscripts Healthcare Solutions, Inc. (a)	11,463	141
Almost Family, Inc. (a)	1,076	60
AMAG Pharmaceuticals, Inc. (a)	7,763	156
Amedisys, Inc. (a)	2,683	162
AMN Healthcare Services, Inc. (a)	1,985	113
Analogic Corp.	960	92
AngioDynamics, Inc. (a)	4,329	75
BioScrip, Inc. (a)	7,646	19
Cambrex Corp. (a)	1,509	79
Cantel Medical Corp.	816	91
Capital Senior Living Corp. (a)	4,253	46
Chemed Corp.	1,398	381
Civitas Solutions, Inc. (a)	547	8
Computer Programs & Systems, Inc.	1,331	39
CONMED Corp.	2,782	176
Depomed, Inc. (a)	10,222	67
Diplomat Pharmacy, Inc. (a)	860	17
Emergent BioSolutions, Inc. (a)	3,642	192
Enanta Pharmaceuticals, Inc. (a)	337	27
Ensign Group, Inc.	1,637	43
Exact Sciences Corp. (a)	313	13
Five Prime Therapeutics, Inc. (a)	885	15
Globus Medical, Inc. ‘A’ (a)	3,104	155
Haemonetics Corp. (a)	2,746	201
Halyard Health, Inc. (a)	6,576	303
HMS Holdings Corp. (a)	4,319	73
Horizon Pharma PLC (a)	7,591	108
ICU Medical, Inc. (a)	499	126
Impax Laboratories, Inc. (a)	10,165	198
Integer Holdings Corp. (a)	2,543	144
Integra LifeSciences Holdings Corp. (a)	2,524	140
Invacare Corp.	7,631	133
Lannett Co., Inc. (a)	3,936	63
LHC Group, Inc. (a)	1,177	72
Ligand Pharmaceuticals, Inc. (a)	153	25
Luminex Corp.	3,873	82
Magellan Health, Inc. (a)	4,361	467
Medicines Co. (a)	1,895	62
Medidata Solutions, Inc. (a)	570	36
Medpace Holdings, Inc. (a)	508	18
Meridian Bioscience, Inc.	4,783	68
Merit Medical Systems, Inc. (a)	3,116	141
Molina Healthcare, Inc. (a)	1,801	146
Myriad Genetics, Inc. (a)	18,741	554
National HealthCare Corp.	956	57
Natus Medical, Inc. (a)	1,398	47
Neogen Corp. (a)	1,249	84
NuVasive, Inc. (a)	1,650	86
NxStage Medical, Inc. (a)	684	17
Omnicell, Inc. (a)	1,662	72
OPKO Health, Inc. (a)	11,752	37
Orthofix International NV (a)	2,527	148
Owens & Minor, Inc.	15,681	244
PDL BioPharma, Inc. (a)	86,687	255
Portola Pharmaceuticals, Inc. (a)	405	13
Prestige Brands Holdings, Inc. (a)	3,145	106
Providence Service Corp. (a)	963	66
Quality Systems, Inc. (a)	7,068	96
Quidel Corp. (a)	885	46
Quorum Health Corp. (a)	5,589	46
RadNet, Inc. (a)	6,577	95
Select Medical Holdings Corp. (a)	20,450	353

Spectrum Pharmaceuticals, Inc. (a)	2,969	48
SurModics, Inc. (a)	602	23
Syneos Health, Inc. (a)	1,429	51
Tivity Health, Inc. (a)	2,462	98
U.S. Physical Therapy, Inc.	394	32

		7,787

INDUSTRIALS 17.1%
AAON, Inc.	1,042	41
AAR Corp.	3,647	161
ABM Industries, Inc.	4,466	150
ACCO Brands Corp.	9,425	118
Actuant Corp. ‘A’	9,106	212
Advanced Drainage Systems, Inc.	843	22
Aegion Corp. (a)	3,473	80
Aerovironment, Inc. (a)	652	30
Air Transport Services Group, Inc. (a)	2,979	69
Aircastle Ltd.	9,307	185
Alamo Group, Inc.	153	17
Albany International Corp. ‘A’	2,036	128
Allegiant Travel Co.	1,135	196
Altra Industrial Motion Corp.	1,785	82
Apogee Enterprises, Inc.	598	26
Applied Industrial Technologies, Inc.	3,421	249
ArcBest Corp.	2,045	66
Argan, Inc.	227	10
Armstrong Flooring, Inc. (a)	5,010	68
Armstrong World Industries, Inc. (a)	4,706	265
ASGN, Inc. (a)	1,226	100
Astec Industries, Inc.	1,114	61
Atkore International Group, Inc. (a)	1,457	29
Atlas Air Worldwide Holdings, Inc. (a)	3,582	217
AZZ, Inc.	892	39
Babcock & Wilcox Enterprises, Inc. (a)	11,004	48
Barnes Group, Inc.	2,672	160
Beacon Roofing Supply, Inc. (a)	2,289	121
Brady Corp. ‘A’	5,255	195
Briggs & Stratton Corp.	6,727	144
Brink’s Co.	1,585	113
CAI International, Inc. (a)	3,928	84
Casella Waste Systems, Inc. ‘A’ (a)	4,448	104
CBIZ, Inc. (a)	6,445	118
Chart Industries, Inc. (a)	1,797	106
Civeo Corp. (a)	31,456	119
Clean Harbors, Inc. (a)	3,437	168
Columbus McKinnon Corp.	545	20
Comfort Systems USA, Inc.	1,289	53
Continental Building Products, Inc. (a)	906	26
Covanta Holding Corp.	9,810	142
CRA International, Inc.	1,005	53
Cubic Corp.	1,753	111
Deluxe Corp.	1,912	142
Douglas Dynamics, Inc.	1,153	50
DXP Enterprises, Inc. (a)	748	29
Dycom Industries, Inc. (a)	945	102
Encore Wire Corp.	1,218	69
EnerSys	1,432	99
Ennis, Inc.	2,857	56
EnPro Industries, Inc.	1,738	134
ESCO Technologies, Inc.	1,393	82
Essendant, Inc.	12,264	96
Esterline Technologies Corp. (a)	2,784	204
Exponent, Inc.	1,273	100
Federal Signal Corp.	2,919	64
Forward Air Corp.	510	27
Franklin Electric Co., Inc.	2,051	84
FTI Consulting, Inc. (a)	4,710	228
GATX Corp.	6,419	440
Generac Holdings, Inc. (a)	6,078	279
General Cable Corp.	4,891	145
Gibraltar Industries, Inc. (a)	918	31
Global Brass & Copper Holdings, Inc.	2,055	69
GMS, Inc. (a)	612	19
Granite Construction, Inc.	1,757	98
Greenbrier Cos., Inc.	2,771	139
Griffon Corp.	6,134	112
H&E Equipment Services, Inc.	5,204	200
Harsco Corp. (a)	9,966	206
Hawaiian Holdings, Inc.	3,944	153
HC2 Holdings, Inc. (a)	4,243	22
Healthcare Services Group, Inc.	1,018	44
Heartland Express, Inc.	2,687	48
Heidrick & Struggles International, Inc.	3,147	98
Herc Holdings, Inc. (a)	2,405	156
Herman Miller, Inc.	3,448	110

Hillenbrand, Inc.	3,689	169
HNI Corp.	2,886	104
Hub Group, Inc. ‘A’ (a)	677	28
Huron Consulting Group, Inc. (a)	1,256	48
Hyster-Yale Materials Handling, Inc.	833	58
ICF International, Inc.	2,112	123
InnerWorkings, Inc. (a)	3,729	34
Insperity, Inc.	2,344	163
Interface, Inc.	2,335	59
John Bean Technologies Corp.	559	63
Kadant, Inc.	691	65
Kaman Corp.	2,679	166
KBR, Inc.	8,580	139
Kelly Services, Inc. ‘A’	5,308	154
Kennametal, Inc.	5,688	228
Kforce, Inc.	5,624	152
Kimball International, Inc. ‘B’	2,693	46
Kirby Corp. (a)	1,081	83
KLX, Inc. (a)	1,992	142
Knight-Swift Transportation Holdings, Inc.	5,158	237
Knoll, Inc.	2,430	49
Korn/Ferry International	3,210	166
Kratos Defense & Security Solutions, Inc. (a)	4,487	46
Landstar System, Inc.	890	98
Lindsay Corp.	687	63
LSC Communications, Inc.	13,971	244
Marten Transport Ltd.	1,840	42
Masonite International Corp. (a)	915	56
MasTec, Inc. (a)	398	19
Matson, Inc.	1,452	42
Matthews International Corp. ‘A’	781	40
McGrath RentCorp	3,355	180
Mercury Systems, Inc. (a)	728	35
Meritor, Inc. (a)	5,423	111
Milacron Holdings Corp. (a)	1,112	22
Mobile Mini, Inc.	2,252	98
Moog, Inc. ‘A’ (a)	4,432	365
MRC Global, Inc. (a)	9,446	155
MSA Safety, Inc.	2,099	175
Mueller Industries, Inc.	5,597	146
Mueller Water Products, Inc. ‘A’	5,597	61
MYR Group, Inc. (a)	852	26
National Presto Industries, Inc.	596	56
Navigant Consulting, Inc. (a)	4,034	78
Navistar International Corp. (a)	1,886	66
NOW, Inc. (a)	4,344	44
Park-Ohio Holdings Corp.	327	13
Primoris Services Corp.	1,581	39
Quad/Graphics, Inc.	6,350	161
Quanex Building Products Corp.	2,216	39
Raven Industries, Inc.	1,774	62
RBC Bearings, Inc. (a)	96	12
Regal Beloit Corp.	1,132	83
Resources Connection, Inc.	4,613	75
Rexnord Corp. (a)	9,018	268
Roadrunner Transportation Systems, Inc. (a)	7,087	18
RPX Corp.	6,117	65
RR Donnelley & Sons Co.	30,007	262
Rush Enterprises, Inc. ‘A’ (a)	5,182	220
Saia, Inc. (a)	2,106	158
Scorpio Bulkers, Inc.	7,864	55
Simpson Manufacturing Co., Inc.	3,002	173
SiteOne Landscape Supply, Inc. (a)	964	74
SkyWest, Inc.	10,187	554
Spirit Airlines, Inc. (a)	2,410	91
SPX Corp. (a)	1,426	46
SPX FLOW, Inc. (a)	5,917	291
Standex International Corp.	412	39
Steelcase, Inc. ‘A’	8,404	114
Sun Hydraulics Corp.	432	23
Tennant Co.	985	67
Tetra Tech, Inc.	3,364	165
Textainer Group Holdings Ltd. (a)	5,897	100
Thermon Group Holdings, Inc. (a)	1,343	30
Titan Machinery, Inc. (a)	4,692	111
Trex Co., Inc. (a)	386	42
TriMas Corp. (a)	2,353	62
TriNet Group, Inc. (a)	1,204	56
Triumph Group, Inc.	5,160	130
TrueBlue, Inc. (a)	2,948	76
Tutor Perini Corp. (a)	3,398	75
UniFirst Corp.	677	109
Universal Forest Products, Inc.	3,150	102
Valmont Industries, Inc.	1,962	287
Veritiv Corp. (a)	4,606	181
Viad Corp.	906	48

Wabash National Corp.	3,689	77
WageWorks, Inc. (a)	207	9
Watts Water Technologies, Inc. ‘A’	2,137	166
Welbilt, Inc. (a)	9,366	182
Werner Enterprises, Inc.	4,253	155
Wesco Aircraft Holdings, Inc. (a)	3,177	33
WESCO International, Inc. (a)	3,338	207
YRC Worldwide, Inc. (a)	6,724	59

		18,649

INFORMATION TECHNOLOGY 11.7%
ACI Worldwide, Inc. (a)	3,531	84
Acxiom Corp. (a)	3,888	88
ADTRAN, Inc.	8,121	126
Advanced Energy Industries, Inc. (a)	1,615	103
Ambarella, Inc. (a)	637	31
Amkor Technology, Inc. (a)	15,060	153
Anixter International, Inc. (a)	3,594	272
Avid Technology, Inc. (a)	15,430	70
AVX Corp.	4,322	72
Belden, Inc.	1,848	127
Benchmark Electronics, Inc.	5,990	179
Blackhawk Network Holdings, Inc. (a)	1,932	86
Blucora, Inc. (a)	4,315	106
Bottomline Technologies de, Inc. (a)	940	36
Brooks Automation, Inc.	4,102	111
Cabot Microelectronics Corp.	2,928	314
CACI International, Inc. ‘A’ (a)	3,566	540
Cars.com, Inc. (a)	1,308	37
Ciena Corp. (a)	3,609	94
Cirrus Logic, Inc. (a)	762	31
CommVault Systems, Inc. (a)	1,760	101
Comtech Telecommunications Corp.	10,953	327
Convergys Corp.	18,509	419
CoreLogic, Inc. (a)	1,883	85
Cray, Inc. (a)	3,038	63
Cree, Inc. (a)	10,756	434
CSG Systems International, Inc.	3,473	157
CTS Corp.	538	15
Daktronics, Inc.	2,521	22
DHI Group, Inc. (a)	10,102	16
Diebold Nixdorf, Inc.	8,578	132
Diodes, Inc. (a)	3,687	112
DST Systems, Inc.	1,698	142
Eastman Kodak Co. (a)	9,567	51
Ebix, Inc.	1,016	76
Electro Scientific Industries, Inc. (a)	2,252	44
Electronics For Imaging, Inc. (a)	2,540	69
ePlus, Inc. (a)	1,459	113
Etsy, Inc. (a)	740	21
Everi Holdings, Inc. (a)	9,656	63
ExlService Holdings, Inc. (a)	1,499	84
Extreme Networks, Inc. (a)	6,085	67
FARO Technologies, Inc. (a)	1,364	80
Finisar Corp. (a)	3,877	61
FireEye, Inc. (a)	2,892	49
Fitbit, Inc. ‘A’ (a)	15,761	80
Harmonic, Inc. (a)	20,177	77
II-VI, Inc. (a)	2,622	107
Infinera Corp. (a)	3,287	36
Insight Enterprises, Inc. (a)	6,587	230
Integrated Device Technology, Inc. (a)	3,368	103
InterDigital, Inc.	2,613	192
Internap Corp. (a)	2,521	28
Itron, Inc. (a)	2,368	169
j2 Global, Inc.	564	45
KEMET Corp. (a)	3,479	63
Knowles Corp. (a)	9,273	117
Littelfuse, Inc.	459	96
LivePerson, Inc. (a)	2,001	33
Lumentum Holdings, Inc. (a)	1,079	69
Manhattan Associates, Inc. (a)	2,457	103
ManTech International Corp. ‘A’	3,226	179
Methode Electronics, Inc.	1,291	51
MicroStrategy, Inc. ‘A’ (a)	476	61
MoneyGram International, Inc. (a)	7,888	68
Monotype Imaging Holdings, Inc.	1,079	24
MTS Systems Corp.	1,679	87
NETGEAR, Inc. (a)	2,824	162
NetScout Systems, Inc. (a)	5,602	148
NIC, Inc.	1,712	23
Novanta, Inc. (a)	1,013	53
OSI Systems, Inc. (a)	1,454	95
Pandora Media, Inc. (a)	4,444	22
Park Electrochemical Corp.	2,074	35

PC Connection, Inc.	650	16
Pegasystems, Inc.	833	51
Perficient, Inc. (a)	1,053	24
Photronics, Inc. (a)	6,548	54
Plantronics, Inc.	3,589	217
Plexus Corp. (a)	3,096	185
Power Integrations, Inc.	913	62
Progress Software Corp.	6,959	268
Quantum Corp. (a)	4,729	17
Rambus, Inc. (a)	3,501	47
RealPage, Inc. (a)	1,557	80
Ribbon Communications, Inc. (a)	7,182	37
Rogers Corp. (a)	1,160	139
Rosetta Stone, Inc. (a)	968	13
Sanmina Corp. (a)	6,425	168
ScanSource, Inc. (a)	3,011	107
Science Applications International Corp.	1,539	121
Semtech Corp. (a)	2,971	116
Silicon Laboratories, Inc. (a)	2,015	181
Stratasys Ltd. (a)	3,244	65
Super Micro Computer, Inc. (a)	1,949	33
Sykes Enterprises, Inc. (a)	4,784	138
Synaptics, Inc. (a)	1,569	72
Synchronoss Technologies, Inc. (a)	6,762	71
Syntel, Inc. (a)	4,443	113
Systemax, Inc.	647	18
Tech Data Corp. (a)	498	42
TiVo Corp.	22,963	311
TTEC Holdings, Inc.	1,104	34
TTM Technologies, Inc. (a)	7,224	110
Ultra Clean Holdings, Inc. (a)	1,771	34
Unisys Corp. (a)	23,509	253
Veeco Instruments, Inc. (a)	3,638	62
VeriFone Systems, Inc. (a)	11,620	179
Verint Systems, Inc. (a)	4,904	209
Versum Materials, Inc.	503	19
ViaSat, Inc. (a)	155	10
Viavi Solutions, Inc. (a)	11,453	111
Virtusa Corp. (a)	994	48
Vishay Intertechnology, Inc.	20,840	388
Web.com Group, Inc. (a)	3,045	55
Xcerra Corp. (a)	5,086	59
XO Group, Inc. (a)	1,871	39
Xperi Corp.	4,590	97
Yelp, Inc. (a)	1,020	43
Zynga, Inc. ‘A’ (a)	62,097	227

		12,762

MATERIALS 4.5%
A Schulman, Inc.	1,831	79
AdvanSix, Inc. (a)	5,148	179
Allegheny Technologies, Inc. (a)	2,991	71
Boise Cascade Co.	2,977	115
Cabot Corp.	1,035	58
Carpenter Technology Corp.	2,529	112
Century Aluminum Co. (a)	1,365	23
Clearwater Paper Corp. (a)	2,759	108
Commercial Metals Co.	11,819	242
Compass Minerals International, Inc.	1,635	99
Ferro Corp. (a)	3,511	81
FutureFuel Corp.	2,947	35
GCP Applied Technologies, Inc. (a)	5,452	158
Greif, Inc. ‘A’	4,095	214
HB Fuller Co.	2,688	134
Ingevity Corp. (a)	1,301	96
Innophos Holdings, Inc.	3,199	129
Innospec, Inc.	1,537	105
Intrepid Potash, Inc. (a)	7,561	27
Kaiser Aluminum Corp.	1,111	112
KapStone Paper and Packaging Corp.	4,926	169
Koppers Holdings, Inc. (a)	1,011	41
Kraton Corp. (a)	897	43
Kronos Worldwide, Inc.	788	18
Louisiana-Pacific Corp.	1,889	54
Materion Corp.	2,006	102
Minerals Technologies, Inc.	1,451	97
Myers Industries, Inc.	4,065	86
Neenah Paper, Inc.	981	77
Olympic Steel, Inc.	1,132	23
OMNOVA Solutions, Inc. (a)	5,868	62
Owens-Illinois, Inc. (a)	2,864	62
PH Glatfelter Co.	5,577	114
Platform Specialty Products Corp. (a)	5,133	49
PolyOne Corp.	5,340	227
Quaker Chemical Corp.	446	66

Rayonier Advanced Materials, Inc.	4,964	107
Ryerson Holding Corp. (a)	5,486	45
Schnitzer Steel Industries, Inc. ‘A’	1,874	61
Schweitzer-Mauduit International, Inc.	2,441	96
Sensient Technologies Corp.	783	55
Silgan Holdings, Inc.	7,132	199
Stepan Co.	1,427	119
Summit Materials, Inc. ‘A’ (a)	4,203	127
SunCoke Energy, Inc. (a)	5,335	57
Tahoe Resources, Inc.	4,158	19
TimkenSteel Corp. (a)	1,763	27
Tredegar Corp.	1,004	18
Trinseo S.A.	1,776	131
Tronox Ltd. ‘A’	8,022	148
Verso Corp. (a)	7,219	122
Worthington Industries, Inc.	2,424	104

		4,902

REAL ESTATE 0.3%
Alexander & Baldwin, Inc.	1,759	41
HFF, Inc. ‘A’	931	46
Kennedy-Wilson Holdings, Inc.	4,802	83
Rafael Holdings, Inc. (a)	1,015	5
RE/MAX Holdings, Inc. ‘A’	496	30
Realogy Holdings Corp.	2,560	70
St. Joe Co. (a)	3,078	58

		333

TELECOMMUNICATION SERVICES 0.9%
ATN International, Inc.	1,084	65
Cincinnati Bell, Inc. (a)	12,438	172
Cogent Communications Holdings, Inc.	2,014	87
Consolidated Communications Holdings, Inc.	10,461	115
IDT Corp. ‘B’	2,030	13
Iridium Communications, Inc. (a)	16,262	183
Shenandoah Telecommunications Co.	1,674	60
Spok Holdings, Inc.	3,114	46
Vonage Holdings Corp. (a)	16,410	175

		916

UTILITIES 3.6%
ALLETE, Inc.	1,188	86
American States Water Co.	2,762	147
Atlantic Power Corp. (a)	8,032	17
Avista Corp.	8,186	420
Black Hills Corp.	1,787	97
California Water Service Group	4,272	159
Chesapeake Utilities Corp.	569	40
Dynegy, Inc. (a)	47,902	648
El Paso Electric Co.	5,167	264
MGE Energy, Inc.	2,712	152
New Jersey Resources Corp.	2,294	92
Northwest Natural Gas Co.	3,494	201
NorthWestern Corp.	4,199	226
NRG Yield, Inc. ‘C’	4,374	74
ONE Gas, Inc.	507	33
Ormat Technologies, Inc.	807	45
Otter Tail Corp.	4,127	179
Pattern Energy Group, Inc.	3,192	55
PNM Resources, Inc.	11,540	441
SJW Group	1,722	91
South Jersey Industries, Inc.	3,804	107
Southwest Gas Holdings, Inc.	290	20
Spire, Inc.	2,583	187
TerraForm Power, Inc.	3,704	40
Unitil Corp.	2,208	102

		3,923

Total United States		95,635

Total Common Stocks (Cost $75,219)		95,739

REAL ESTATE INVESTMENT TRUSTS 11.5%
UNITED STATES 11.5%
FINANCIALS 3.0%
AG Mortgage Investment Trust, Inc.	5,356	93
Anworth Mortgage Asset Corp.	26,602	128
Apollo Commercial Real Estate Finance, Inc.	5,749	103
Arbor Realty Trust, Inc.	4,145	37

Ares Commercial Real Estate Corp.	5,017	62
ARMOUR Residential REIT, Inc.	3,720	87
Blackstone Mortgage Trust, Inc. ‘A’	2,394	75
Capstead Mortgage Corp.	22,202	192
Chimera Investment Corp.	11,251	196
CYS Investments, Inc.	24,330	164
Dynex Capital, Inc.	15,074	100
Invesco Mortgage Capital, Inc.	22,123	362
Ladder Capital Corp.	6,349	96
MFA Financial, Inc.	54,504	410
MTGE Investment Corp.	8,069	145
New York Mortgage Trust, Inc.	22,489	133
PennyMac Mortgage Investment Trust	14,103	254
Redwood Trust, Inc.	12,765	198
Resource Capital Corp.	11,716	111
Two Harbors Investment Corp.	9,051	139
Western Asset Mortgage Capital Corp.	13,435	130

		3,215

REAL ESTATE 8.5%
Acadia Realty Trust	4,084	101
Alexander’s, Inc.	103	39
American Assets Trust, Inc.	2,232	75
Ashford Hospitality Prime, Inc.	5,751	56
Ashford Hospitality Trust, Inc.	21,085	136
Brandywine Realty Trust	19,328	307
CareTrust REIT, Inc.	2,379	32
CBL & Associates Properties, Inc.	67,726	282
Cedar Realty Trust, Inc.	13,703	54
Chatham Lodging Trust	3,207	61
Chesapeake Lodging Trust	2,611	73
Columbia Property Trust, Inc.	22,029	451
CorEnergy Infrastructure Trust, Inc.	871	33
Corporate Office Properties Trust	8,040	208
DiamondRock Hospitality Co.	15,897	166
EastGroup Properties, Inc.	1,395	115
Education Realty Trust, Inc.	2,667	87
Empire State Realty Trust, Inc. ‘A’	3,981	67
Equity Commonwealth (a)	2,702	83
First Industrial Realty Trust, Inc.	1,678	49
Franklin Street Properties Corp.	11,275	95
GEO Group, Inc.	5,024	103
Getty Realty Corp.	1,851	47
Gladstone Commercial Corp.	1,856	32
Global Net Lease, Inc.	6,483	109
Government Properties Income Trust	7,139	98
Gramercy Property Trust	1,736	38
Healthcare Realty Trust, Inc.	892	25
Hersha Hospitality Trust	6,090	109
InfraREIT, Inc.	3,077	60
Investors Real Estate Trust	18,559	96
iStar Inc. (a)	5,233	53
Kite Realty Group Trust	10,731	163
LaSalle Hotel Properties	7,339	213
Lexington Realty Trust	19,265	152
Life Storage, Inc.	1,237	103
LTC Properties, Inc.	1,318	50
Mack-Cali Realty Corp.	9,411	157
National Health Investors, Inc.	1,389	93
New Senior Investment Group, Inc.	16,526	135
New York REIT, Inc.	1,870	40
NorthStar Realty Europe Corp.	3,810	50
Outfront Media, Inc.	11,863	222
Paramount Group, Inc.	4,019	57
Pebblebrook Hotel Trust	2,662	91
Pennsylvania Real Estate Investment Trust	7,039	68
Physicians Realty Trust	2,444	38
Piedmont Office Realty Trust, Inc. ‘A’	17,000	299
Potlatch Corp.	1,976	103
Preferred Apartment Communities, Inc. ‘A’	3,268	46
PS Business Parks, Inc.	1,083	122
QTS Realty Trust, Inc. ‘A’	1,109	40
Quality Care Properties, Inc. (a)	6,464	126
RAIT Financial Trust	27,283	4
Ramco-Gershenson Properties Trust	9,529	118
Retail Opportunity Investments Corp.	5,623	99
Retail Properties of America, Inc. ‘A’	29,522	344
Rexford Industrial Realty, Inc.	1,373	40
RLJ Lodging Trust	17,969	349
Ryman Hospitality Properties, Inc.	3,217	249
Sabra Health Care REIT, Inc.	8,520	150
Select Income REIT	3,415	67
Seritage Growth Properties ‘A’	1,744	62
Spirit Realty Capital, Inc.	10,066	78
STAG Industrial, Inc.	1,661	40

Summit Hotel Properties, Inc.	3,892	53
Sunstone Hotel Investors, Inc.	15,109	230
Tanger Factory Outlet Centers, Inc.	4,526	100
Taubman Centers, Inc.	2,713	154
Terreno Realty Corp.	892	31
Tier REIT, Inc.	8,154	151
Uniti Group, Inc.	4,722	77
Urban Edge Properties	1,802	39
Urstadt Biddle Properties, Inc. ‘A’	2,590	50
Washington Prime Group, Inc.	68,421	456
Washington Real Estate Investment Trust	5,026	137
Weingarten Realty Investors	2,098	59
Xenia Hotels & Resorts, Inc.	19,710	389

		9,234

Total Real Estate Investment Trusts (Cost $13,344)		12,449

RIGHTS 0.0%
UNITED STATES 0.0%
INDUSTRIALS 0.0%
Babcock & Wilcox Enterprises, Inc. - Exp. 04/10/18	11,004	21

Total Rights (Cost $0)		21

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (b) 0.4%		452

Total Short-Term Instruments (Cost $452)		452

Total Investments in Securities (Cost $89,015)		108,661

Total Investments 99.9% (Cost $89,015)		$108,661
Other Assets and Liabilities, net 0.1%		139

Net Assets 100.0%		$108,800

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

(a)	Security did not produce income within the last twelve months.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$452	U.S. Treasury Notes 1.125% due 09/30/2021	$(466)	$452	$452

Total Repurchase Agreements						$(466)	$452	$452

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Common Stocks
United Kingdom
Financials	$104	$0	$0	$104
United States
Consumer Discretionary	21,897	0	0	21,897
Consumer Staples	3,790	0	0	3,790
Energy	3,336	0	0	3,336
Financials	17,340	0	0	17,340
Health Care	7,787	0	0	7,787
Industrials	18,649	0	0	18,649
Information Technology	12,762	0	0	12,762
Materials	4,902	0	0	4,902
Real Estate	333	0	0	333
Telecommunication Services	916	0	0	916
Utilities	3,923	0	0	3,923
Real Estate Investment Trusts
United States
Financials	3,215	0	0	3,215
Real Estate	9,234	0	0	9,234
Rights
United States
Industrials	0	21	0	21
Short-Term Instruments
Repurchase Agreements	0	452	0	452

Total Investments	$108,188	$473	$0	$108,661

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2020 Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 41.1% ¤
MUTUAL FUNDS 40.3%
Vanguard 500 Index Fund ‘Admiral’	25,104	$6,121
Vanguard Developed Markets Index Fund ‘Admiral’	224,944	3,194
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	38,058	1,481
Vanguard Small-Cap Index Fund ‘Admiral’	10,045	707

Total Mutual Funds (Cost $10,691)		11,503

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (b) 0.8%		217

Total Short-Term Instruments (Cost $217)		217

Total Investments in Securities (Cost $10,908)		11,720

INVESTMENTS IN AFFILIATES 59.0%
MUTUAL FUNDS (a) 55.0%
PIMCO Emerging Local Bond Fund	84,194	659
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	133,368	1,438
PIMCO High Yield Fund	148,762	1,297
PIMCO Income Fund	323,219	3,946
PIMCO Long Duration Total Return Fund	100,850	1,065
PIMCO Long-Term Credit Fund	90,154	1,067
PIMCO Real Return Asset Fund	171,448	1,430
PIMCO Real Return Fund	204,831	2,233
PIMCO Total Return Fund	260,863	2,629

Total Mutual Funds (Cost $15,822)		15,764

SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short-Term Floating NAV Portfolio III	117,362	1,160

Total Short-Term Instruments (Cost $1,160)		1,160

Total Investments in Affiliates (Cost $16,982)		16,924

Total Investments 100.1% (Cost $27,890)		$28,644
Financial Derivative Instruments (c)(d) 0.4% (Cost or Premiums, net $71)		110
Other Assets and Liabilities, net (0.5)%		(129)

Net Assets 100.0%		$28,625

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$217	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(221)	$217	$217

Total Repurchase Agreements						$(221)	$217	$217

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,000.000	06/15/2018	10	$1	$22	$5
Put - CBOE S&P 500	1,950.000	09/21/2018	4	0	8	6
Put - CBOE S&P 500	2,075.000	09/21/2018	6	1	17	13
Put - CBOE S&P 500	2,250.000	12/21/2018	6	1	19	34
Put - CBOE S&P 500	2,400.000	12/21/2018	6	0	28	50

Total Purchased Options					$94	$108

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,675.000	06/15/2018	10	$1	$(8)	$(1)
Put - CBOE S&P 500	1,725.000	09/21/2018	6	1	(6)	(4)
Put - CBOE S&P 500	1,975.000	12/21/2018	6	0	(9)	(16)

Total Written Options					$(23)	$(21)

(d)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	21	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	$189	$0	$1	$1	$0
CBK	Receive	BCOMTR Index	2,916	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	521	0	1	1	0
GST	Receive	DWRTFT Index	34	1-Month USD-LIBOR plus a specified spread	Monthly	04/11/2018	295	0	11	11	0
JPM	Receive	BCOMTR Index	200	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	36	0	0	0	0
MYI	Receive	DWRTFT Index	40	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018	350	0	10	10	0

Total Swap Agreements								$0	$23	$23	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Mutual Funds	$11,503	$0	$0	$11,503
Short-Term Instruments
Repurchase Agreements	0	217	0	217
	$11,503	$217	$0	$11,720

Investments in Affiliates, at Value
Mutual Funds	15,764	0	0	15,764
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,160	0	0	1,160
	$16,924	$0	$0	$16,924

Total Investments	$28,427	$217	$0	$28,644

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	108	0	108
Over the counter	0	23	0	23
	$0	$131	$0	$131

Financial Derivative Instruments - Liabilities

Exchange-traded or centrally cleared	$0	$(21)	$0	$(21)
Total Financial Derivative Instruments	$0	$110	$0	$110

Totals	$28,427	$327	$0	$28,754

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2025 Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 49.4% ¤
MUTUAL FUNDS 49.4%
Vanguard 500 Index Fund ‘Admiral’	34,831	$8,492
Vanguard Developed Markets Index Fund ‘Admiral’	312,166	4,433
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	52,823	2,055
Vanguard Small-Cap Index Fund ‘Admiral’	13,938	981

Total Mutual Funds (Cost $15,056)		15,961

Total Investments in Securities (Cost $15,056)		15,961

INVESTMENTS IN AFFILIATES 49.7%
MUTUAL FUNDS (a) 45.0%
PIMCO Emerging Local Bond Fund	75,980	595
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	95,040	1,024
PIMCO High Yield Fund	136,033	1,186
PIMCO Income Fund	252,054	3,078
PIMCO Long Duration Total Return Fund	146,572	1,548
PIMCO Long-Term Credit Fund	131,035	1,550
PIMCO Real Return Asset Fund	248,660	2,074
PIMCO Real Return Fund	146,657	1,599
PIMCO Total Return Fund	187,023	1,885

Total Mutual Funds (Cost $14,684)		14,539

SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio III	152,989	1,512

Total Short-Term Instruments (Cost $1,512)		1,512

Total Investments in Affiliates (Cost $16,196)		16,051

Total Investments 99.1% (Cost $31,252)		$32,012
Financial Derivative Instruments (b)(c) 0.4% (Cost or Premiums, net $74)		129
Other Assets and Liabilities, net 0.5%		151

Net Assets 100.0%		$32,292

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,000.000	06/15/2018	10	$1	$22	$5
Put - CBOE S&P 500	1,950.000	09/21/2018	4	0	8	6
Put - CBOE S&P 500	2,075.000	09/21/2018	4	0	11	8
Put - CBOE S&P 500	2,250.000	12/21/2018	7	1	22	40
Put - CBOE S&P 500	2,400.000	12/21/2018	7	1	33	59

Total Purchased Options					$96	$118

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,675.000	06/15/2018	10	$1	$(8)	$(1)
Put - CBOE S&P 500	1,725.000	09/21/2018	4	0	(4)	(3)
Put - CBOE S&P 500	1,975.000	12/21/2018	7	1	(10)	(18)

Total Written Options					$(22)	$(22)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	33	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	$295	$0	$3	$3	$0
CBK	Receive	BCOMTR Index	3,655	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	653	0	1	1	0
GST	Receive	DWRTFT Index	40	1-Month USD-LIBOR plus a specified spread	Monthly	04/11/2018	347	0	13	13	0
JPM	Receive	BCOMTR Index	41	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	7	0	0	0	0
MYI	Receive	DWRTFT Index	58	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018	507	0	16	16	0

Total Swap Agreements								$0	$33	$33	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Mutual Funds	$15,961	$0	$0	$15,961
	$15,961	$0	$0	$15,961

Investments in Affiliates, at Value
Mutual Funds	14,539	0	0	14,539
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,512	0	0	1,512
	$16,051	$0	$0	$16,051

Total Investments	$32,012	$0	$0	$32,012

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	118	0	118
Over the counter	0	33	0	33
	$0	$151	$0	$151

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(22)	$0	$(22)
Total Financial Derivative Instruments	$0	$129	$0	$129

Totals	$32,012	$129	$0	$32,141

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2030 Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 57.9% ¤
MUTUAL FUNDS 57.4%
Vanguard 500 Index Fund ‘Admiral’	48,059	$11,717
Vanguard Developed Markets Index Fund ‘Admiral’	430,666	6,116
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	72,899	2,836
Vanguard Small-Cap Index Fund ‘Admiral’	19,228	1,354

Total Mutual Funds (Cost $20,273)		22,023

SHORT-TERM INSTRUMENTS 0.5%

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (b) 0.5%		208

Total Short-Term Instruments (Cost $208)		208

Total Investments in Securities (Cost $20,481)		22,231

	SHARES
INVESTMENTS IN AFFILIATES 41.6%
MUTUAL FUNDS (a) 36.3%
PIMCO Emerging Local Bond Fund	74,544	584
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	81,430	878
PIMCO High Yield Fund	133,349	1,163
PIMCO Income Fund	228,067	2,785
PIMCO Long Duration Total Return Fund	156,238	1,650
PIMCO Long-Term Credit Fund	139,672	1,652
PIMCO Real Return Asset Fund	265,225	2,212
PIMCO Real Return Fund	125,686	1,370
PIMCO Total Return Fund	160,352	1,616

Total Mutual Funds (Cost $13,957)		13,910

SHORT-TERM INSTRUMENTS 5.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%
PIMCO Short-Term Floating NAV Portfolio III	205,055	2,026

Total Short-Term Instruments (Cost $2,026)		2,026

Total Investments in Affiliates (Cost $15,983)		15,936

Total Investments 99.5% (Cost $36,464)		$38,167
Financial Derivative Instruments (c) 0.1% (Cost or Premiums, net $0)		44
Other Assets and Liabilities, net 0.4%		156

Net Assets 100.0%		$38,367

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$208	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(216)	$208	$208

Total Repurchase Agreements						$(216)	$208	$208

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	52	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	$464	$0	$4	$4	$0
CBK	Receive	BCOMTR Index	3,785	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	677	0	1	1	0
GST	Receive	DWRTFT Index	68	1-Month USD-LIBOR plus a specified spread	Monthly	04/11/2018	590	0	22	22	0
JPM	Receive	BCOMTR Index	574	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	103	0	0	0	0
MYI	Receive	DWRTFT Index	61	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018	533	0	17	17	0

Total Swap Agreements								$0	$44	$44	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Mutual Funds	$22,023	$0	$0	$22,023
Short-Term Instruments
Repurchase Agreements	0	208	0	208
	$22,023	$208	$0	$22,231
Investments in Affiliates, at Value
Mutual Funds	13,910	0	0	13,910
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,026	0	0	2,026
	$15,936	$0	$0	$15,936

Total Investments	$37,959	$208	$0	$38,167

Financial Derivative Instruments - Assets
Over the counter	$0	$44	$0	$44

Total Financial Derivative Instruments	$0	$44	$0	$44

Totals	$37,959	$252	$0	$38,211

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2035 Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 65.5% ¤
MUTUAL FUNDS 65.5%
Vanguard 500 Index Fund ‘Admiral’	54,412	$13,266
Vanguard Developed Markets Index Fund ‘Admiral’	487,588	6,924
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	82,544	3,211
Vanguard Small-Cap Index Fund ‘Admiral’	22,123	1,558

Total Mutual Funds (Cost $22,803)		24,959

Total Investments in Securities (Cost $22,803)		24,959

INVESTMENTS IN AFFILIATES 34.0%
MUTUAL FUNDS (a) 27.6%
PIMCO Emerging Local Bond Fund	64,419	505
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	60,680	654
PIMCO High Yield Fund	115,161	1,004
PIMCO Income Fund	181,268	2,213
PIMCO Long Duration Total Return Fund	112,078	1,184
PIMCO Long-Term Credit Fund	100,191	1,185
PIMCO Real Return Asset Fund	190,088	1,585
PIMCO Real Return Fund	93,681	1,021
PIMCO Total Return Fund	118,141	1,191

Total Mutual Funds (Cost $10,557)		10,542

SHORT-TERM INSTRUMENTS 6.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short-Term Floating NAV Portfolio III	245,437	2,426

Total Short-Term Instruments (Cost $2,425)		2,426

Total Investments in Affiliates (Cost $12,982)		12,968

Total Investments 99.5% (Cost $35,785)		$37,927
Financial Derivative Instruments (b) 0.1% (Cost or Premiums, net $0)		45
Other Assets and Liabilities, net 0.4%		148

Net Assets 100.0%		$38,120

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	47	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	$421	$0	$2	$2	$0
CBK	Receive	BCOMTR Index	4,076	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	729	0	1	1	0
GST	Receive	DWRTFT Index	84	1-Month USD-LIBOR plus a specified spread	Monthly	04/11/2018	729	0	27	27	0
JPM	Receive	BCOMTR Index	334	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	60	0	0	0	0
MYI	Receive	DWRTFT Index	74	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018	652	0	15	15	0

Total Swap Agreements								$0	$45	$45	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Mutual Funds	$24,959	$0	$0	$24,959
	$24,959	$0	$0	$24,959

Investments in Affiliates, at Value
Mutual Funds	10,542	0	0	10,542
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,426	0	0	2,426

	$12,968	$0	$0	$12,968

Total Investments	$37,927	$0	$0	$37,927

Financial Derivative Instruments - Assets
Over the counter	$0	$45	$0	$45

Total Financial Derivative Instruments	$0	$45	$0	$45

Totals	$37,927	$45	$0	$37,972

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2040 Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 72.9% ¤
MUTUAL FUNDS 72.6%
Vanguard 500 Index Fund ‘Admiral’	67,110	$16,362
Vanguard Developed Markets Index Fund ‘Admiral’	601,340	8,539
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	101,819	3,961
Vanguard Small-Cap Index Fund ‘Admiral’	26,271	1,850

Total Mutual Funds (Cost $28,151)		30,712

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		108

Total Short-Term Instruments (Cost $108)		108

Total Investments in Securities (Cost $28,259)		30,820

INVESTMENTS IN AFFILIATES 27.6%
MUTUAL FUNDS (a) 20.7%
PIMCO Emerging Local Bond Fund	59,045	462
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	50,312	543
PIMCO High Yield Fund	105,530	920
PIMCO Income Fund	157,392	1,922
PIMCO Long Duration Total Return Fund	86,893	918
PIMCO Long-Term Credit Fund	77,688	919
PIMCO Real Return Asset Fund	147,042	1,226
PIMCO Real Return Fund	77,637	846
PIMCO Total Return Fund	99,034	998

Total Mutual Funds (Cost $8,781)		8,754

SHORT-TERM INSTRUMENTS 6.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.9%
PIMCO Short-Term Floating NAV Portfolio III	296,453	2,930

Total Short-Term Instruments (Cost $2,930)		2,930

Total Investments in Affiliates (Cost $11,711)		11,684

Total Investments 100.5% (Cost $39,970)		$42,504
Financial Derivative Instruments (c) 0.1% (Cost or Premiums, net $0)		61
Other Assets and Liabilities, net (0.6)%		(283)

Net Assets 100.0%		$42,282

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b) Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$108	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(111)	$108	$108

Total Repurchase Agreements						$(111)	$108	$108

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	52	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	$461	$0	$7	$7	$0
CBK	Receive	BCOMTR Index	4,693	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	839	0	2	2	0
GST	Receive	DWRTFT Index	130	1-Month USD-LIBOR plus a specified spread	Monthly	04/11/2018	1,129	0	42	42	0
JPM	Receive	BCOMTR Index	48	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	9	0	0	0	0
MYI	Receive	DWRTFT Index	71	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018	629	0	10	10	0

Total Swap Agreements								$0	$61	$61	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Mutual Funds	$30,712	$0	$0	$30,712
Short-Term Instruments
Repurchase Agreements	0	108	0	108
	$30,712	$108	$0	$30,820
Investments in Affiliates, at Value
Mutual Funds	8,754	0	0	8,754
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,930	0	0	2,930
	$11,684	$0	$0	$11,684

Total Investments	$42,396	$108	$0	$42,504

Financial Derivative Instruments - Assets
Over the counter	$0	$61	$0	$61

Total Financial Derivative Instruments	$0	$61	$0	$61

Totals	$42,396	$169	$0	$42,565

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2045 Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 78.2% ¤
MUTUAL FUNDS 77.0%
Vanguard 500 Index Fund ‘Admiral’	91,957	$22,420
Vanguard Developed Markets Index Fund ‘Admiral’	823,984	11,701
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	139,520	5,427
Vanguard Small-Cap Index Fund ‘Admiral’	36,331	2,558

Total Mutual Funds (Cost $38,586)		42,106

SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (b) 1.2%		646

Total Short-Term Instruments (Cost $646)		646

Total Investments in Securities (Cost $39,232)		42,752

INVESTMENTS IN AFFILIATES 21.5%
MUTUAL FUNDS (a) 14.9%
PIMCO Emerging Local Bond Fund	54,663	428
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	39,951	431
PIMCO High Yield Fund	97,584	851
PIMCO Income Fund	141,756	1,731
PIMCO Long Duration Total Return Fund	86,304	911
PIMCO Long-Term Credit Fund	77,150	913
PIMCO Real Return Asset Fund	148,734	1,241
PIMCO Real Return Fund	68,289	744
PIMCO Total Return Fund	87,008	877

Total Mutual Funds (Cost $8,167)		8,127

SHORT-TERM INSTRUMENTS 6.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.6%
PIMCO Short-Term Floating NAV Portfolio III	368,449	3,641

Total Short-Term Instruments (Cost $3,642)		3,641

Total Investments in Affiliates (Cost $11,809)		11,768

Total Investments 99.7% (Cost $51,041)		$54,520
Financial Derivative Instruments (c) 0.2% (Cost or Premiums, net $0)		84
Other Assets and Liabilities, net 0.1%		65

Net Assets 100.0%		$54,669

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$646	Federal Home Loan Bank 2.250% due 01/21/2019	$(662)	$646	$646

Total Repurchase Agreements						$(662)	$646	$646

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	59	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	$523	$0	$8	$8	$0
CBK	Receive	BCOMTR Index	6,076	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	1,086	0	2	2	0
GST	Receive	DWRTFT Index	191	1-Month USD-LIBOR plus a specified spread	Monthly	04/11/2018	1,659	0	62	62	0
MYI	Receive	DWRTFT Index	97	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018	862	0	12	12	0

Total Swap Agreements								$0	$84	$84	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018

Investments in Securities, at Value
Mutual Funds	$42,106	$0	$0	$42,106
Short-Term Instruments
Repurchase Agreements	0	646	0	646

	$42,106	$646	$0	$42,752

Investments in Affiliates, at Value
Mutual Funds	8,127	0	0	8,127
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,641	0	0	3,641

	$11,768	$0	$0	$11,768

Total Investments	$53,874	$646	$0	$54,520

Financial Derivative Instruments - Assets
Over the counter	$0	$84	$0	$84

Total Financial Derivative Instruments	$0	$84	$0	$84

Totals	$53,874	$730	$0	$54,604

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2050 Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 80.4% ¤
MUTUAL FUNDS (a) 80.0%
Vanguard 500 Index Fund ‘Admiral’	116,851	$28,490
Vanguard Developed Markets Index Fund ‘Admiral’	1,046,985	14,867
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	177,280	6,896
Vanguard Small-Cap Index Fund ‘Admiral’	46,759	3,293

Total Mutual Funds (Cost $49,190)		53,546

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (b) 0.4%		282

Total Short-Term Instruments (Cost $282)		282

Total Investments in Securities (Cost $49,472)		53,828

INVESTMENTS IN AFFILIATES 19.2%
MUTUAL FUNDS (a) 12.2%
PIMCO Emerging Local Bond Fund	51,704	405
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	41,038	442
PIMCO High Yield Fund	92,280	805
PIMCO Income Fund	130,171	1,589
PIMCO Long Duration Total Return Fund	94,658	1,000
PIMCO Long-Term Credit Fund	84,607	1,001
PIMCO Real Return Asset Fund	165,022	1,376
PIMCO Real Return Fund	60,980	665
PIMCO Total Return Fund	77,593	782

Total Mutual Funds (Cost $8,092)		8,065

SHORT-TERM INSTRUMENTS 7.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%
PIMCO Short-Term Floating NAV Portfolio III	470,719	4,652

Total Short-Term Instruments (Cost $4,652)		4,652

Total Investments in Affiliates (Cost $12,744)		12,717

Total Investments 99.6% (Cost $62,216)		$66,545
Financial Derivative Instruments (c) 0.2% (Cost or Premiums, net $0)		106
Other Assets and Liabilities, net 0. 2%		177

Net Assets 100.0%		$66,828

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$282	Federal Home Loan Bank 2.250% due 01/21/2029	$(289)	$282	$282

Total Repurchase Agreements						$(289)	$282	$282

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	81	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	$719	$0	$11	$11	$0
CBK	Receive	BCOMTR Index	7,573	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	1,354	0	2	2	0
GST	Receive	DWRTFT Index	238	1-Month USD-LIBOR plus a specified spread	Monthly	04/11/2018	2,067	0	77	77	0
MYI	Receive	DWRTFT Index	122	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018	1,083	0	16	16	0

Total Swap Agreements								$0	$106	$106	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Mutual Funds	$53,546	$0	$0	$53,546
Short-Term Instruments
Repurchase Agreements	0	282	0	282

	$53,546	$282	$0	$53,828

Investments in Affiliates, at Value
Mutual Funds	8,065	0	0	8,065
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,652	0	0	4,652

	$12,717	$0	$0	$12,717

Total Investments	$66,263	$282	$0	$66,545

Financial Derivative Instruments - Assets
Over the counter	$0	$106	$0	$106

Total Financial Derivative Instruments	$0	$106	$0	$106

Totals	$66,263	$388	$0	$66,651

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2055 Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 81.1% ¤
MUTUAL FUNDS 79.8%
Vanguard 500 Index Fund ‘Admiral’	20,181	$4,920
Vanguard Developed Markets Index Fund ‘Admiral’	180,819	2,568
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	30,617	1,191
Vanguard Small-Cap Index Fund ‘Admiral’	8,075	569

Total Mutual Funds (Cost $8,194)		9,248

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (b) 1.3%		153

Total Short-Term Instruments (Cost $153)		153

Total Investments in Securities (Cost $8,347)		9,401

INVESTMENTS IN AFFILIATES 18.2%
MUTUAL FUNDS (a) 12.0%
PIMCO Emerging Local Bond Fund	8,923	70
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	7,228	78
PIMCO High Yield Fund	15,923	139
PIMCO Income Fund	22,477	274
PIMCO Long Duration Total Return Fund	16,345	172
PIMCO Long-Term Credit Fund	14,608	173
PIMCO Real Return Asset Fund	27,573	230
PIMCO Real Return Fund	10,527	115
PIMCO Total Return Fund	13,398	135

Total Mutual Funds (Cost $1,384)		1,386

SHORT-TERM INSTRUMENTS 6.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%
PIMCO Short-Term Floating NAV Portfolio III	71,919	711

Total Short-Term Instruments (Cost $711)		711

Total Investments in Affiliates (Cost $2,095)		2,097

Total Investments 99.3% (Cost $10,442)		$11,498
Financial Derivative Instruments (c) 0.1% (Cost or Premiums, net $0)		20
Other Assets and Liabilities, net 0.6%		67

Net Assets 100.0%		$11,585

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$153	Federal Home Loan Bank 2.250% due 01/21/2029	$(159)	$153	$153

Total Repurchase Agreements						$(159)	$153	$153

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	6	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	$52	$0	$2	$2	$0
CBK	Receive	BCOMTR Index	1,224	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	219	0	0	0	0
GST	Receive	DWRTFT Index	48	1-Month USD-LIBOR plus a specified spread	Monthly	04/11/2018	417	0	15	15	0
MYI	Receive	DWRTFT Index	22	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018	195	0	3	3	0

Total Swap Agreements								$0	$20	$20	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Mutual Funds	$9,248	$0	$0	$9,248
Short-Term Instruments
Repurchase Agreements	0	153	0	153
	$9,248	$153	$0	$9,401

Investments in Affiliates, at Value
Mutual Funds	1,386	0	0	1,386
Short-Term Instruments
Central Funds Used for Cash Management Purposes	711	0	0	711

	$2,097	$0	$0	$2,097

Total Investments	$11,345	$153	$0	$11,498

Financial Derivative Instruments - Assets
Over the counter	$0	$20	$0	$20

Total Financial Derivative Instruments	$0	$20	$0	$20

Totals	$11,345	$173	$0	$11,518

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend Income Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 37.0% ¤
MUTUAL FUNDS 35.9%
Vanguard 500 Index Fund ‘Admiral’	19,796	$4,826
Vanguard Developed Markets Index Fund ‘Admiral’	177,361	2,519
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	30,006	1,167
Vanguard Small-Cap Index Fund ‘Admiral’	7,918	558

Total Mutual Funds (Cost $8,540)		9,070

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (b) 1.1%		283

Total Short-Term Instruments (Cost $283)		283

Total Investments in Securities (Cost $8,823)		9,353

INVESTMENTS IN AFFILIATES 63.2%
MUTUAL FUNDS (a) 59.2%
PIMCO Emerging Local Bond Fund	78,316	613
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	138,296	1,491
PIMCO High Yield Fund	141,570	1,234
PIMCO Income Fund	327,112	3,994
PIMCO Long Duration Total Return Fund	71,387	754
PIMCO Long-Term Credit Fund	63,817	755
PIMCO Real Return Asset Fund	121,582	1,014
PIMCO Real Return Fund	213,564	2,328
PIMCO Total Return Fund	271,857	2,740

Total Mutual Funds (Cost $15,010)		14,923

SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short-Term Floating NAV Portfolio III	102,527	1,014

Total Short-Term Instruments (Cost $1,013)		1,014

Total Investments in Affiliates (Cost $16,023)		15,937

Total Investments 100.2% (Cost $24,846)		$25,290
Financial Derivative Instruments (c)(d) 0.4% (Cost or Premiums, net $58)		91
Other Assets and Liabilities, net (0.6)%		(135)

Net Assets 100.0%		$25,246

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$283	Federal Home Loan Bank 2.250% due 01/21/2029	$(294)	$283	$283

Total Repurchase Agreements						$(294)	$283	$283

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,000.000	06/15/2018	8	$800	$17	$4
Put - CBOE S&P 500	1,950.000	09/21/2018	4	400	8	6
Put - CBOE S&P 500	2,075.000	09/21/2018	4	400	11	9
Put - CBOE S&P 500	2,250.000	12/21/2018	5	500	16	28
Put - CBOE S&P 500	2,400.000	12/21/2018	5	500	24	42

					$76	$89

Total Purchased Options					$76	$89

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,675.000	06/15/2018	8	$800	$(7)	$(1)
Put - CBOE S&P 500	1,725.000	09/21/2018	4	400	(4)	(3)
Put - CBOE S&P 500	1,975.000	12/21/2018	5	500	(7)	(13)

					$(18)	$(17)

Total Written Options					$(18)	$(17)

(d)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	26	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	$231	$0	$3	$3	$0
CBK	Receive	BCOMTR Index	2,745	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	491	0	1	1	0
GST	Receive	DWRTFT Index	17	1-Month USD-LIBOR plus a specified spread	Monthly	04/11/2018	147	0	6	6	0
MYI	Receive	DWRTFT Index	29	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018	252	0	9	9	0

								$0	$19	$19	$0

Total Swap Agreements								$0	$19	$19	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Mutual Funds	$9,070	$0	$0	$9,070
Short-Term Instruments
Repurchase Agreements	0	283	0	283
	$9,070	$283	$0	$9,353

Investments in Affiliates, at Value
Mutual Funds	14,923	0	0	14,923
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,014	0	0	1,014

	$15,937	$0	$0	$15,937

Total Investments	$25,007	$283	$0	$25,290

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	89	0	89
Over the counter	0	19	0	19
	$0	$108	$0	$108

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(17)	$0	$(17)
Total Financial Derivative Instruments	$0	$91	$0	$91

Totals	$25,007	$374	$0	$25,381

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.1% ¤
COMMON STOCKS 90.0%
BRAZIL 5.0%
CONSUMER DISCRETIONARY 0.5%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	31,500	$146
Grendene S.A.	3,600	30
Kroton Educacional S.A.	110,300	454
Lojas Renner S.A.	86,800	903
Via Varejo S.A.	35,600	327

		1,860

CONSUMER STAPLES 1.0%
Ambev S.A. ADR	304,555	2,214
BRF S.A. (a)	106,300	735
JBS S.A.	122,400	347
M Dias Branco S.A.	7,400	114
Natura Cosmeticos S.A.	29,400	285
Raia Drogasil S.A.	7,300	166

		3,861

ENERGY 1.2%
Cosan S.A. Industria e Comercio	2,300	29
Petroleo Brasileiro S.A. SP - ADR (a)	266,740	3,772
Ultrapar Participacoes S.A.	52,400	1,125

		4,926

FINANCIALS 0.6%
B3 S.A. - Brasil Bolsa Balcao	93,800	758
Banco BTG Pactual S.A.	4,300	30
Banco do Brasil S.A.	81,000	1,007
BB Seguridade Participacoes S.A.	22,200	197
Porto Seguro S.A.	7,300	107
Sul America S.A.	31,100	207

		2,306

HEALTH CARE 0.1%
Hypermarcas S.A.	20,200	221

INDUSTRIALS 0.2%
CCR S.A.	8,400	32
Embraer S.A. SP - ADR	6,820	177
WEG S.A.	73,100	501

		710

INFORMATION TECHNOLOGY 0.0%
Cielo S.A.	4,700	29

MATERIALS 1.2%
Cia Siderurgica Nacional S.A. (a)	199,100	531
Fibria Celulose S.A.	36,100	711
Klabin S.A.	31,100	195
Vale S.A. SP - ADR	244,022	3,104

		4,541

UTILITIES 0.2%
AES Tiete Energia S.A.	43,800	161
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,584	27
Cia de Saneamento de Minas Gerais-COPASA	6,100	89
Energisa S.A.	10,300	108
Engie Brasil Energia S.A.	29,300	348
Light S.A. (a)	10,700	44

Transmissora Alianca de Energia Eletrica S.A.	36,900	243

		1,020

Total Brazil		19,474

CHILE 1.9%
CONSUMER DISCRETIONARY 0.1%
SACI Falabella	57,999	557

CONSUMER STAPLES 0.4%
Cencosud S.A.	260,532	799
Cia Cervecerias Unidas S.A. SP - ADR	18,495	544

		1,343

ENERGY 0.1%
Empresas COPEC S.A.	36,222	564

FINANCIALS 0.4%
Banco de Chile	3,280,714	553
Banco de Credito e Inversiones	2,431	182
Banco Santander Chile ADR	9,694	325
Itau CorpBanca	20,955,149	201
Sociedad Matriz del Banco de Chile S.A. ‘B’	182,547	96

		1,357

INDUSTRIALS 0.2%
Cia Sud Americana de Vapores S.A. (a)	4,007,535	174
Latam Airlines Group S.A.	29,920	469

		643

MATERIALS 0.3%
CAP S.A.	7,860	91
Empresas CMPC S.A.	130,954	499
Sociedad Quimica y Minera de Chile S.A. SP - ADR	7,538	370

		960

TELECOMMUNICATION SERVICES 0.0%
Empresa Nacional de Telecomunicaciones S.A.	13,055	151

UTILITIES 0.4%
AES Gener S.A.	201,894	57
Aguas Andinas S.A. ‘A’	257,167	168
Colbun S.A.	547,395	131
Enel Americas S.A.	3,139,265	738
Enel Chile S.A.	655,524	85
Enel Generacion Chile S.A.	658,337	537

		1,716

Total Chile		7,291

CHINA 16.5%
CONSUMER DISCRETIONARY 2.6%
ANTA Sports Products Ltd.	129,000	658
BYD Co. Ltd. ‘H’	42,000	334
China ZhengTong Auto Services Holdings Ltd.	56,000	41
Dongfeng Motor Group Co. Ltd. ‘H’	148,000	173
Geely Automobile Holdings Ltd.	335,000	982
GOME Retail Holdings Ltd.	274,000	30
Great Wall Motor Co. Ltd. ‘H’	236,000	239
Guangzhou Automobile Group Co. Ltd. ‘H’	162,000	301
JD.com, Inc. ADR (a)	99,291	4,020
Minth Group Ltd.	26,000	119
New Oriental Education & Technology Group, Inc. SP - ADR	9,739	854
Shenzhou International Group Holdings Ltd.	85,000	901
Yum China Holdings, Inc.	30,954	1,285
Zhongsheng Group Holdings Ltd.	36,000	99

		10,036

CONSUMER STAPLES 0.9%
Dali Foods Group Co. Ltd.	242,500	200
Hengan International Group Co. Ltd.	133,500	1,245
Tingyi Cayman Islands Holding Corp.	386,000	801

Tsingtao Brewery Co. Ltd. ‘H’	6,000	31
Uni-President China Holdings Ltd.	209,000	181
Want Want China Holdings Ltd.	1,121,000	902

		3,360

ENERGY 2.1%
China Petroleum & Chemical Corp. ‘H’	4,892,000	4,340
China Shenhua Energy Co. Ltd. ‘H’	195,000	489
CNOOC Ltd.	2,249,000	3,330
Yanzhou Coal Mining Co. Ltd. ‘H’	74,000	96

		8,255

FINANCIALS 1.6%
China Galaxy Securities Co. Ltd.	43,500	29
China Huarong Asset Management Co. Ltd. ‘H’	70,000	30
China Merchants Bank Co. Ltd. ‘H’	301,000	1,249
China Reinsurance Group Corp. ‘H’	715,000	149
GF Securities Co. Ltd.	16,034	30
Huatai Securities Co. Ltd.	15,463	30
People’s Insurance Co. Group of China Ltd. ‘H’	634,000	300
PICC Property & Casualty Co. Ltd. ‘H’	316,000	558
Ping An Insurance Group Co. of China Ltd. ‘H’	354,000	3,650

		6,025

HEALTH CARE 0.3%
China Resources Pharmaceutical Group Ltd.	47,500	67
CSPC Pharmaceutical Group Ltd.	316,000	852
Shanghai Fosun Pharmaceutical Group Co. Ltd.	16,000	99
Sihuan Pharmaceutical Holdings Group Ltd.	85,000	25
Sinopharm Group Co. Ltd.	11,600	58

		1,101

INDUSTRIALS 0.7%
Air China Ltd. ‘H’	148,000	191
AviChina Industry & Technology Co. Ltd.	44,000	31
Beijing Capital International Airport Co. Ltd. ‘H’	146,000	197
China Eastern Airlines Corp. Ltd. ‘H’	40,000	29
China Southern Airlines Co. Ltd. ‘H’	386,000	404
Fosun International Ltd.	198,000	435
Jiangsu Expressway Co. Ltd. ‘H’	148,000	210
Qinhuangdao Port Co. Ltd. ‘H’	104,500	30
Shanghai Electric Group Co. Ltd. ‘H’ (a)	122,000	43
Sinopec Engineering Group Co. Ltd. ‘H’	141,500	141
Sinotrans Ltd. ‘H’	268,000	148
Sinotruk Hong Kong Ltd.	51,000	61
Weichai Power Co. Ltd. ‘H’	146,000	165
Yangzijiang Shipbuilding Holdings Ltd.	429,400	400
Zhejiang Expressway Co. Ltd. ‘H’	116,000	119
Zhuzhou CRRC Times Electric Co. Ltd.	5,000	24

		2,628

INFORMATION TECHNOLOGY 5.3%
AAC Technologies Holdings, Inc.	65,500	1,200
Alibaba Group Holding Ltd. SP - ADR (a)	37,931	6,962
Baidu, Inc. SP - ADR (a)	18,749	4,185
BYD Electronic International Co. Ltd.	30,000	57
FIH Mobile Ltd.	472,000	103
Legend Holdings Corp. ‘H’	38,400	127
Lenovo Group Ltd.	1,168,000	601
Tencent Holdings Ltd.	131,100	7,037
ZTE Corp. ‘H’ (a)	61,600	203

		20,475

MATERIALS 0.8%
Angang Steel Co. Ltd. ‘H’	38,000	37
Anhui Conch Cement Co. Ltd. ‘H’	85,500	470
China BlueChemical Ltd. ‘H’	408,000	115
China Molybdenum Co. Ltd. ‘H’	329,000	252
China National Building Material Co. Ltd. ‘H’	1,028,000	1,131
China National Materials Co. Ltd. ‘H’	240,000	220
China Oriental Group Co. Ltd.	236,000	162
Jiangxi Copper Co. Ltd. ‘H’	292,000	421
Sinopec Shanghai Petrochemical Co. Ltd. ‘H’	590,000	361

		3,169

REAL ESTATE 1.6%
Agile Group Holdings Ltd.	570,000	1,189
China Evergrande Group	152,000	486
China Vanke Co. Ltd. ‘H’	106,800	492
CIFI Holdings Group Co. Ltd.	142,000	125
Country Garden Holdings Co. Ltd.	588,000	1,228
Future Land Development Holdings Ltd.	46,000	39
Greentown China Holdings Ltd.	73,500	101
Guangzhou R&F Properties Co. Ltd. ‘H’	129,600	328
Kaisa Group Holdings Ltd. (a)	667,000	379
KWG Property Holding Ltd.	119,000	165
Logan Property Holdings Co. Ltd.	34,000	52
Longfor Properties Co. Ltd.	83,500	257
Powerlong Real Estate Holdings Ltd.	199,000	106
Red Star Macalline Group Corp. Ltd. ‘H’	24,800	29
Shui On Land Ltd.	625,500	171
Sino-Ocean Group Holding Ltd.	409,000	300
SOHO China Ltd.	603,000	318
Sunac China Holdings Ltd.	151,000	593

		6,358

TELECOMMUNICATION SERVICES 0.1%
China Communications Services Corp. Ltd. ‘H’	422,000	254
China Telecom Corp. Ltd. ‘H’	520,000	230

		484

UTILITIES 0.5%
Beijing Jingneng Clean Energy Co. Ltd. ‘H’	390,000	95
CGN Power Co. Ltd. ‘H’	1,109,000	289
Datang International Power Generation Co. Ltd. ‘H’ (a)	286,000	86
ENN Energy Holdings Ltd.	130,000	1,169
Huadian Fuxin Energy Corp. Ltd. ‘H’	572,000	148
Huadian Power International Corp. Ltd. ‘H’	84,000	32
Huaneng Power International, Inc. ‘H’	292,000	197

		2,016

Total China		63,907

GREECE 0.6%
CONSUMER DISCRETIONARY 0.1%
OPAP S.A.	26,747	307

ENERGY 0.0%
Hellenic Petroleum S.A.	3,045	30
Motor Oil Hellas Corinth Refineries S.A.	5,724	129

		159

FINANCIALS 0.4%
Alpha Bank AE (a)	254,683	544
National Bank of Greece S.A. (a)	1,548,751	501
Piraeus Bank S.A. (a)	108,451	345

		1,390

TELECOMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization S.A.	16,072	218

UTILITIES 0.0%
Public Power Corp. S.A.	31,726	101

Total Greece		2,175

HONG KONG 2.6%
CONSUMER DISCRETIONARY 0.2%
Brilliance China Automotive Holdings Ltd.	236,000	498
Dah Chong Hong Holdings Ltd.	281,000	143

		641

CONSUMER STAPLES 0.6%
China Agri-Industries Holdings Ltd.	706,000	312

China Mengniu Dairy Co. Ltd.	150,000	518
China Resources Beer Holdings Co. Ltd.	366,000	1,595

		2,425

ENERGY 0.1%
Kunlun Energy Co. Ltd.	600,000	521

FINANCIALS 0.4%
BOC Hong Kong Holdings Ltd.	256,000	1,256
China Everbright Ltd.	16,000	34
China Taiping Insurance Holdings Co. Ltd.	139,000	467

		1,757

INDUSTRIALS 0.1%
China Merchants Port Holdings Co. Ltd.	14,000	31
China State Construction International Holdings Ltd.	150,000	184
COSCO SHIPPING Ports Ltd.	146,000	123
Shenzhen International Holdings Ltd.	29,000	64
Tianjin Port Development Holdings Ltd.	634,000	89

		491

MATERIALS 0.1%
Shougang Fushan Resources Group Ltd.	664,000	172
Sinofert Holdings Ltd.	650,000	83

		255

REAL ESTATE 0.6%
China Jinmao Holdings Group Ltd.	370,000	213
China Overseas Land & Investment Ltd.	90,000	316
China Resources Land Ltd.	288,000	1,058
Poly Property Group Co. Ltd. (a)	426,000	212
Shenzhen Investment Ltd.	74,000	32
Yuexiu Property Co. Ltd.	1,620,000	385

		2,216

TELECOMMUNICATION SERVICES 0.1%
China Unicom Hong Kong Ltd. (a)	310,000	396

UTILITIES 0.4%
China Power International Development Ltd.	1,206,000	312
China Resources Gas Group Ltd.	32,000	112
China Resources Power Holdings Co. Ltd.	440,000	807
Guangdong Investment Ltd.	146,000	231

		1,462

Total Hong Kong		10,164

INDIA 4.1%
FINANCIALS 1.4%
HDFC Bank Ltd. ADR	56,675	5,598

HEALTH CARE 0.3%
Dr Reddy’s Laboratories Ltd. ADR	33,169	1,084

INFORMATION TECHNOLOGY 2.0%
Infosys Ltd. SP - ADR	352,482	6,292
Wipro Ltd. ADR	294,308	1,519

		7,811

MATERIALS 0.4%
Tata Steel Ltd. GDR	170,335	1,483

Total India		15,976

INDONESIA 1.8%
CONSUMER DISCRETIONARY 0.2%
Astra International Tbk PT	1,683,800	895

CONSUMER STAPLES 0.2%
Astra Agro Lestari Tbk PT	29,900	29

Charoen Pokphand Indonesia Tbk PT	123,800	31
Gudang Garam Tbk PT	36,700	194
Hanjaya Mandala Sampoerna Tbk PT	264,300	77
Indofood CBP Sukses Makmur Tbk PT	256,100	154
Indofood Sukses Makmur Tbk PT	57,300	30
Unilever Indonesia Tbk PT	73,300	265

		780

ENERGY 0.2%
Bukit Asam Tbk PT	854,800	184
Indo Tambangraya Megah Tbk PT	104,700	217
United Tractors Tbk PT	202,500	472

		873

FINANCIALS 0.7%
Bank Central Asia Tbk PT	478,300	812
Bank Mandiri Persero Tbk PT	958,700	538
Bank Negara Indonesia Persero Tbk PT	456,500	289
Bank Rakyat Indonesia Persero Tbk PT	3,661,200	961

		2,600

HEALTH CARE 0.0%
Kalbe Farma Tbk PT	294,400	32

MATERIALS 0.2%
Indah Kiat Pulp & Paper Corp. Tbk PT	529,000	425
Indocement Tunggal Prakarsa Tbk PT	113,100	132
Semen Indonesia Persero Tbk PT	412,100	311

		868

TELECOMMUNICATION SERVICES 0.3%
Telekomunikasi Indonesia Persero Tbk PT	3,586,400	943

UTILITIES 0.0%
Perusahaan Gas Negara Persero Tbk	170,000	29

Total Indonesia		7,020

MALAYSIA 2.7%
CONSUMER DISCRETIONARY 0.3%
Astro Malaysia Holdings Bhd.	56,800	30
Genting Bhd.	257,600	581
Genting Malaysia Bhd.	286,400	360
UMW Holdings Bhd. (a)	87,700	137

		1,108

CONSUMER STAPLES 0.3%
British American Tobacco Malaysia Bhd.	17,600	120
Felda Global Ventures Holdings Bhd.	573,100	247
IOI Corp. Bhd.	215,100	266
Kuala Lumpur Kepong Bhd.	29,600	196
Nestle Malaysia Bhd.	800	31
PPB Group Bhd.	36,900	183

		1,043

ENERGY 0.1%
Petronas Dagangan Bhd.	34,400	221

FINANCIALS 0.9%
AMMB Holdings Bhd.	166,700	168
CIMB Group Holdings Bhd.	605,600	1,127
Hong Leong Bank Bhd.	44,700	217
Malayan Banking Bhd.	559,400	1,524
Public Bank Bhd.	105,500	656

		3,692

HEALTH CARE 0.0%
IHH Healthcare Bhd.	19,400	30

INDUSTRIALS 0.4%
AirAsia Bhd.	386,900	398
Berjaya Corp. Bhd. (a)	1,343,800	112

IJM Corp. Bhd.	230,500	161
MISC Bhd.	95,300	174
Sime Darby Bhd.	813,900	554

		1,399

MATERIALS 0.1%
Petronas Chemicals Group Bhd.	122,700	258

REAL ESTATE 0.0%
IOI Properties Group Bhd.	77,300	32
Sunway Bhd.	75,300	31

		63

TELECOMMUNICATION SERVICES 0.2%
Axiata Group Bhd.	293,500	416
DiGi.Com Bhd.	152,100	183
Maxis Bhd.	153,600	226
Telekom Malaysia Bhd.	117,200	158

		983

UTILITIES 0.4%
Petronas Gas Bhd.	36,900	170
Tenaga Nasional Bhd.	326,900	1,368
YTL Corp. Bhd.	560,808	195
YTL Power International Bhd.	106,300	28

		1,761

Total Malaysia		10,558

MEXICO 1.9%
CONSUMER STAPLES 0.9%
Arca Continental S.A.B. de C.V.	22,300	154
Coca-Cola Femsa S.A.B. de C.V. SP - ADR	5,299	352
Gruma S.A.B. de C.V. ‘B’	21,925	251
Grupo Lala S.A.B. de C.V.	32,200	44
Kimberly-Clark de Mexico S.A.B. de C.V. ‘A’	231,600	434
Wal-Mart de Mexico S.A.B. de C.V.	892,200	2,258

		3,493

FINANCIALS 0.0%
Grupo Elektra S.A.B. de C.V.	2,715	76

INDUSTRIALS 0.0%
Grupo Carso S.A.B. de C.V.	33,900	119

MATERIALS 0.3%
Alpek S.A.B. de C.V.	34,200	48
Grupo Mexico S.A.B. de C.V. ‘B’	364,600	1,216

		1,264

TELECOMMUNICATION SERVICES 0.6%
America Movil S.A.B. de C.V. SP - ADR ‘L’	121,515	2,320

UTILITIES 0.1%
Infraestructura Energetica Nova S.A.B. de C.V.	30,500	149

Total Mexico		7,421

PHILIPPINES 0.8%
CONSUMER STAPLES 0.0%
Universal Robina Corp.	15,620	46

ENERGY 0.0%
Petron Corp.	446,500	79

FINANCIALS 0.4%
Ayala Corp.	21,490	392
Bank of the Philippine Islands	81,620	184
BDO Unibank, Inc.	163,780	439
Metropolitan Bank & Trust Co.	225,347	371

		1,386

INDUSTRIALS 0.1%
Alliance Global Group, Inc. (a)	123,100	31
DMCI Holdings, Inc.	545,700	128
International Container Terminal Services, Inc.	15,670	30
San Miguel Corp.	11,320	29
SM Investments Corp.	12,820	227

		445

REAL ESTATE 0.1%
Ayala Land, Inc.	446,700	353

TELECOMMUNICATION SERVICES 0.1%
Globe Telecom, Inc.	4,055	126
PLDT, Inc.	11,120	317

		443

UTILITIES 0.1%
Aboitiz Power Corp.	170,900	127
Manila Electric Co.	30,700	187

		314

Total Philippines		3,066

POLAND 1.2%
CONSUMER DISCRETIONARY 0.0%
Cyfrowy Polsat S.A.	22,061	161

ENERGY 0.3%
Grupa Lotos S.A.	21,479	332
Polski Koncern Naftowy ORLEN S.A.	22,096	544
Polskie Gornictwo Naftowe i Gazownictwo S.A.	106,602	176

		1,052

FINANCIALS 0.5%
Bank Handlowy w Warszawie S.A.	1,529	34
Bank Pekao S.A.	3,987	144
Powszechna Kasa Oszczednosci Bank Polski S.A.	55,831	661
Powszechny Zaklad Ubezpieczen S.A.	87,775	1,073

		1,912

MATERIALS 0.1%
KGHM Polska Miedz S.A.	21,670	552

TELECOMMUNICATION SERVICES 0.1%
Orange Polska S.A.	99,944	170

UTILITIES 0.2%
Enea S.A.	33,688	91
Energa S.A.	46,736	132
PGE Polska Grupa Energetyczna S.A. (a)	126,196	365
Tauron Polska Energia S.A.	192,667	137

		725

Total Poland		4,572

RUSSIA 7.3%
CONSUMER STAPLES 0.2%
Magnit PJSC SP - GDR	34,468	639

ENERGY 3.1%
Gazprom Neft PJSC	34,210	178
Gazprom PJSC	1,713,460	4,271
Lukoil PJSC SP - ADR	69,830	4,822
Novatek PJSC GDR	510	66
Rosneft Oil, Co. PJSC GDR	36,110	198
Tatneft PJSC SP - ADR	37,184	2,355
TMK PJSC	32,420	47

		11,937

FINANCIALS 1.1%
Sberbank of Russia PJSC	863,670	3,769
VTB Bank PJSC	511,110,000	456

		4,225

INDUSTRIALS 0.0%
Aeroflot PJSC	10,900	29
Globaltrans Investment PLC GDR	2,500	30

		59

INFORMATION TECHNOLOGY 0.3%
Mail.Ru Group Ltd. SP - GDR (a)	12,153	423
Yandex NV (a)	18,600	734

		1,157

MATERIALS 1.4%
Alrosa PJSC	481,000	764
Evraz PLC	9,286	57
Magnitogorsk Iron & Steel Works PJSC	399,400	309
MMC Norilsk Nickel PJSC ADR	153,984	2,860
Novolipetsk Steel PJSC	213,880	542
PhosAgro PJSC GDR	11,974	174
Polymetal International PLC	18,796	194
Polyus PJSC	390	30
Severstal PJSC GDR	31,782	480

		5,410

REAL ESTATE 0.0%
LSR Group PJSC GDR	10,070	31

TELECOMMUNICATION SERVICES 1.0%
MegaFon PJSC SP - GDR	58,536	579
Mobile TeleSystems PJSC SP - ADR	222,622	2,536
Rostelecom PJSC	190,160	223
Sistema PJSC FC	1,852,100	378

		3,716

UTILITIES 0.2%
Federal Grid Co. Unified Energy System PJSC	10,000,000	31
Inter RAO UES PJSC	1,059,000	71
Mosenergo PJSC	2,614,000	133
OGK-2 PJSC	11,899,000	96
Rosseti PJSC	10,653,000	142
RusHydro PJSC	25,309,000	333
Unipro PJSC	3,122,000	155

		961

Total Russia		28,135

SOUTH AFRICA 7.1%
CONSUMER DISCRETIONARY 2.3%
Foschini Group Ltd.	17,483	331
Imperial Holdings Ltd.	41,893	826
Mr Price Group Ltd.	34,523	830
Naspers Ltd. ‘N’	26,136	6,396
Truworths International Ltd.	69,802	636

		9,019

CONSUMER STAPLES 0.6%
Massmart Holdings Ltd.	17,300	234
Pick n Pay Stores Ltd.	5,100	29
Shoprite Holdings Ltd.	59,570	1,272
SPAR Group Ltd.	8,865	152
Tiger Brands Ltd.	13,131	411

		2,098

FINANCIALS 1.6%
Barclays Africa Group Ltd.	56,712	908
Discovery Ltd.	27,571	398

FirstRand Ltd.	248,210	1,403
Investec Ltd.	3,922	30
Liberty Holdings Ltd.	3,032	32
Remgro Ltd.	25,420	477
Sanlam Ltd.	127,870	921
Standard Bank Group Ltd.	97,621	1,804

		5,973

HEALTH CARE 0.1%
Life Healthcare Group Holdings Ltd.	112,649	263
Netcare Ltd.	13,756	32

		295

INDUSTRIALS 0.3%
Barloworld Ltd.	55,049	775
Bidvest Group Ltd.	21,155	401

		1,176

INFORMATION TECHNOLOGY 0.0%
DataTec Ltd.	17,031	30

MATERIALS 1.2%
African Rainbow Minerals Ltd.	14,468	124
Anglo American Platinum Ltd.	1,704	47
AngloGold Ashanti Ltd. SP - ADR	56,473	536
Gold Fields Ltd. SP - ADR	286,862	1,153
Harmony Gold Mining Co. Ltd. SP - ADR	82,746	198
Impala Platinum Holdings Ltd. (a)	155,089	309
Kumba Iron Ore Ltd.	16,209	390
Mondi Ltd.	1,098	30
Sappi Ltd.	72,913	469
Sasol Ltd.	42,328	1,444

		4,700

TELECOMMUNICATION SERVICES 1.0%
MTN Group Ltd.	254,961	2,563
Telkom S.A. SOC Ltd.	6,854	31
Vodacom Group Ltd.	103,839	1,343

		3,937

Total South Africa		27,228

SOUTH KOREA 17.6%
CONSUMER DISCRETIONARY 4.6%
Coway Co. Ltd.	6,468	533
Hankook Tire Co. Ltd.	8,135	403
Hanon Systems	29,376	320
Hyundai Department Store Co. Ltd.	1,985	169
Hyundai Mobis Co. Ltd.	15,722	3,755
Hyundai Motor Co.	35,732	4,824
Hyundai Wia Corp.	7,845	407
Kangwon Land, Inc.	10,440	267
Kia Motors Corp.	65,622	1,966
LG Electronics, Inc.	33,621	3,469
LOTTE Himart Co. Ltd.	2,768	191
Lotte Shopping Co. Ltd.	4,214	930
Mando Corp.	653	142
Shinsegae, Inc.	1,028	338

		17,714

CONSUMER STAPLES 1.3%
Amorepacific Corp.	1,664	481
Amorepacific Group	2,061	266
CJ CheilJedang Corp.	515	155
E-MART, Inc.	4,267	1,089
GS Retail Co. Ltd.	1,091	32
KT&G Corp.	15,656	1,473
LG Household & Health Care Ltd.	1,146	1,285
Lotte Chilsung Beverage Co. Ltd.	23	33

		4,814

ENERGY 1.1%
E1 Corp.	602	33
GS Holdings Corp.	11,223	653

S-Oil Corp.	5,074	575
SK Gas Ltd.	1,693	149
SK Innovation Co. Ltd.	14,719	2,925

		4,335

FINANCIALS 2.6%
BNK Financial Group, Inc.	32,176	323
DGB Financial Group, Inc.	24,344	268
Dongbu Insurance Co. Ltd.	4,609	286
Hana Financial Group, Inc.	18,283	788
Hanwha Life Insurance Co. Ltd.	54,382	321
Hyundai Marine & Fire Insurance Co. Ltd.	11,587	430
Industrial Bank of Korea	48,695	717
KB Financial Group, Inc.	31,695	1,838
Korea Investment Holdings Co. Ltd.	1,220	96
Meritz Fire & Marine Insurance Co. Ltd.	7,743	154
Samsung Card Co. Ltd.	5,177	175
Samsung Fire & Marine Insurance Co. Ltd.	3,750	946
Samsung Life Insurance Co. Ltd.	7,938	865
Samsung Securities Co. Ltd.	2,830	104
Shinhan Financial Group Co. Ltd.	50,263	2,144
Tongyang Life Insurance Co. Ltd.	4,400	31
Woori Bank	52,821	718

		10,204

INDUSTRIALS 1.8%
CJ Corp.	3,015	448
CJ Logistics Corp. (a)	246	32
Daelim Industrial Co. Ltd.	3,130	217
Doosan Corp.	308	31
Doosan Heavy Industries & Construction Co. Ltd.	9,862	148
Doosan Infracore Co. Ltd. (a)	13,930	128
GS Engineering & Construction Corp.	5,181	146
Hanwha Corp.	3,562	133
Hanwha Techwin Co. Ltd.	5,072	138
Hyundai Development Co-Engineering & Construction	5,060	181
Hyundai Engineering & Construction Co. Ltd.	6,056	244
Hyundai Glovis Co. Ltd.	1,317	226
Hyundai Heavy Industries Co. Ltd. (a)	931	120
KCC Corp.	518	162
Korea Aerospace Industries Ltd. (a)	660	31
Korean Air Lines Co. Ltd.	13,676	423
LG Corp.	14,027	1,152
LG International Corp.	8,198	209
Lotte Confectionery Co. Ltd.	2,099	126
LS Corp.	5,496	382
Pan Ocean Co. Ltd.	9,667	48
Posco Daewoo Corp.	18,498	402
S-1 Corp.	337	30
Samsung Heavy Industries Co. Ltd.	45,170	336
SK Holdings Co. Ltd.	3,033	856
SK Networks Co. Ltd.	74,613	407

		6,756

INFORMATION TECHNOLOGY 2.3%
LG Display Co. Ltd.	82,566	2,011
LG Innotek Co. Ltd.	1,727	203
NAVER Corp.	222	165
Samsung Electro-Mechanics Co. Ltd.	9,201	936
Samsung SDS Co. Ltd.	3,226	774
SK Hynix, Inc.	62,151	4,762

		8,851

MATERIALS 2.2%
Dongkuk Steel Mill Co. Ltd.	11,497	111
Hanwha Chemical Corp.	4,877	136
Hyosung Corp.	272	31
Hyundai Steel Co.	13,187	641
Kolon Industries, Inc.	4,049	251
Korea Zinc Co. Ltd.	1,177	534
LG Chem Ltd.	2,870	1,048
Lotte Chemical Corp.	621	252
OCI Co. Ltd.	1,614	242
POSCO	16,034	5,118
SK Chemicals Co. Ltd.	1,134	44
Taekwang Industrial Co. Ltd.	87	103
Young Poong Corp.	37	32

		8,543

TELECOMMUNICATION SERVICES 0.8%
KT Corp. SP - ADR	113,856	1,560
LG Uplus Corp.	34,271	398
SK Telecom Co. Ltd.	6,020	1,305

		3,263

UTILITIES 0.9%
Korea Electric Power Corp.	92,959	2,878
Korea Gas Corp.	13,103	599

		3,477

Total South Korea		67,957

TAIWAN 14.1%
CONSUMER DISCRETIONARY 0.3%
Cheng Shin Rubber Industry Co. Ltd.	327,000	534
Formosa Taffeta Co. Ltd.	69,000	77
Hotai Motor Co. Ltd.	5,000	50
Pou Chen Corp.	234,000	312
Yulon Motor Co. Ltd.	195,000	152

		1,125

CONSUMER STAPLES 0.4%
President Chain Store Corp.	38,000	384
Uni-President Enterprises Corp.	523,000	1,235

		1,619

ENERGY 0.2%
Formosa Petrochemical Corp.	165,000	678

FINANCIALS 1.6%
Chang Hwa Commercial Bank Ltd.	411,000	239
China Development Financial Holding Corp.	970,000	345
CTBC Financial Holding Co. Ltd.	1,216,000	879
E.Sun Financial Holding Co. Ltd.	487,000	329
First Financial Holding Co. Ltd.	736,000	513
Fubon Financial Holding Co. Ltd.	521,000	903
Hua Nan Financial Holdings Co. Ltd.	555,000	335
Mega Financial Holding Co. Ltd.	818,000	707
Shin Kong Financial Holding Co. Ltd.	1,410,000	540
SinoPac Financial Holdings Co. Ltd.	1,187,400	422
Taishin Financial Holding Co. Ltd.	1,133,000	560
Taiwan Cooperative Financial Holding Co. Ltd.	703,000	416

		6,188

INDUSTRIALS 0.4%
China Airlines Ltd. (a)	380,000	140
Eva Airways Corp.	392,000	202
Evergreen Marine Corp. Taiwan Ltd. (a)	58,000	30
Far Eastern New Century Corp.	401,000	364
Taiwan High Speed Rail Corp.	222,000	171
Walsin Lihwa Corp.	766,000	472
Wan Hai Lines Ltd.	273,000	169

		1,548

INFORMATION TECHNOLOGY 8.6%
Acer, Inc.	754,000	635
Advanced Semiconductor Engineering, Inc.	57,000	83
Asustek Computer, Inc.	93,000	873
AU Optronics Corp.	1,728,000	801
Catcher Technology Co. Ltd.	45,000	566
Chicony Electronics Co. Ltd.	12,000	31
Compal Electronics, Inc.	628,000	431
Delta Electronics, Inc.	18,000	80
Foxconn Technology Co. Ltd.	133,000	359
Hon Hai Precision Industry Co. Ltd.	1,047,000	3,266
HTC Corp.	209,000	480
Innolux Corp.	5,160,000	2,281
Inventec Corp.	642,000	513
Largan Precision Co. Ltd.	2,870	334
Lite-On Technology Corp.	442,000	622

MediaTek, Inc.	210,000	2,416
Micro-Star International Co. Ltd.	147,000	499
Novatek Microelectronics Corp.	72,000	329
Pegatron Corp.	478,000	1,203
Powertech Technology, Inc.	140,000	441
Quanta Computer, Inc.	432,000	878
Siliconware Precision Industries Co. Ltd.	280,000	490
Synnex Technology International Corp.	217,000	327
Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR	289,813	12,682
TPK Holding Co. Ltd. (a)	52,000	131
Unimicron Technology Corp.	325,000	213
United Microelectronics Corp.	1,370,000	722
Wistron Corp.	592,000	512
WPG Holdings Ltd.	285,000	371
Yageo Corp.	29,000	526
Zhen Ding Technology Holding Ltd.	12,000	29

		33,124

MATERIALS 1.6%
Asia Cement Corp.	282,000	274
China Steel Corp.	863,000	689
Formosa Chemicals & Fibre Corp.	463,000	1,748
Formosa Plastics Corp.	424,000	1,510
Nan Ya Plastics Corp.	453,000	1,283
Taiwan Cement Corp.	443,000	559

		6,063

REAL ESTATE 0.0%
Highwealth Construction Corp.	20,000	31

TELECOMMUNICATION SERVICES 1.0%
Chunghwa Telecom Co. Ltd.	634,000	2,443
Far EasTone Telecommunications Co. Ltd.	241,000	638
Taiwan Mobile Co. Ltd.	273,000	1,023

		4,104

Total Taiwan		54,480

THAILAND 3.8%
CONSUMER STAPLES 0.5%
CP ALL PCL	536,800	1,501
Thai Union Group PCL ‘F’	444,700	266

		1,767

ENERGY 1.2%
Bangchak Corp. PCL	460,900	543
IRPC PCL	3,750,000	872
PTT PCL	121,100	2,133
Star Petroleum Refining PCL	651,600	341
Thai Oil PCL	279,600	815

		4,704

FINANCIALS 0.2%
Bangkok Bank PCL	111,100	706
Thanachart Capital PCL	122,900	205
TMB Bank PCL	597,000	48

		959

HEALTH CARE 0.1%
Bangkok Dusit Medical Services PCL ‘F’	289,400	218

INDUSTRIALS 0.2%
Airports of Thailand PCL	403,500	854
Delta Electronics Thailand PCL	14,300	31
Thai Airways International PCL (a)	58,400	29

		914

MATERIALS 0.9%
Indorama Ventures PCL	139,500	254
PTT Global Chemical PCL	473,800	1,440
Siam Cement PCL	104,800	1,659

		3,353

REAL ESTATE 0.1%
Central Pattana PCL	144,900	362
Land & Houses PCL NVDR	390,200	132

		494

TELECOMMUNICATION SERVICES 0.5%
Advanced Info Service PCL	240,500	1,588
Total Access Communication PCL	271,000	391

		1,979

UTILITIES 0.1%
Electricity Generating PCL	4,100	30
Glow Energy PCL	87,100	237
Ratchaburi Electricity Generating Holding PCL	49,300	81

		348

Total Thailand		14,736

TURKEY 1.0%
CONSUMER DISCRETIONARY 0.1%
Ford Otomotiv Sanayi A/S	15,436	240

CONSUMER STAPLES 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	4,490	31
BIM Birlesik Magazalar A/S	17,790	322

		353

ENERGY 0.1%
Tupras Turkiye Petrol Rafinerileri A/S	20,007	559

FINANCIALS 0.1%
Turkiye Halk Bankasi A/S	52,302	121
Turkiye Is Bankasi ‘C’	51,737	94
Turkiye Vakiflar Bankasi TAO ‘D’	18,304	30
Yapi ve Kredi Bankasi A/S (a)	26,659	30

		275

INDUSTRIALS 0.2%
Turk Hava Yollari AO (a)	171,476	848

MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS	70,893	187

TELECOMMUNICATION SERVICES 0.3%
Turk Telekomunikasyon A/S	126,981	217
Turkcell Iletisim Hizmetleri A/S	251,722	965

		1,182

UTILITIES 0.0%
Aygaz A/S	28,677	106

Total Turkey		3,750

UKRAINE 0.0%
CONSUMER STAPLES 0.0%
Kernel Holding S.A.	2,055	30

Total Ukraine		30

UNITED STATES 0.0%
CONSUMER DISCRETIONARY 0.0%
Nexteer Automotive Group Ltd.	19,000	29

Total United States		29

Total Common Stocks (Cost $351,569)		347,969

	UNITS
EQUITY-LINKED SECURITIES 4.6%
IRELAND 4.6%
CONSUMER DISCRETIONARY 0.4%
Citigroup Global Markets Holdings, Inc., Hero MotoCorp Ltd. - Exp. 02/15/2019	10,931	595
Citigroup Global Markets Holdings, Inc., Maruti Suzuki India Ltd. - Exp. 02/15/2019	7,258	987

		1,582

CONSUMER STAPLES 0.8%
Citigroup Global Markets Holdings, Inc., Hindustan Unilever Ltd. - Exp. 02/15/2019	65,164	1,334
Citigroup Global Markets Holdings, Inc., ITC Ltd. - Exp. 02/15/2019	428,065	1,680

		3,014

ENERGY 1.3%
Citigroup Global Markets Holdings, Inc., Bharat Petroleum Corp. Ltd. - Exp. 02/15/2019	77,106	506
Citigroup Global Markets Holdings, Inc., Coal India Ltd. - Exp. 02/15/2019	173,148	753
Citigroup Global Markets Holdings, Inc., Hindustan Petroleum Corp. Ltd. - Exp. 02/15/2019	117,916	624
Citigroup Global Markets Holdings, Inc., Indian Oil Corp. Ltd. - Exp. 02/15/2019	101,235	275
Citigroup Global Markets Holdings, Inc., Jindal Steel & Power Ltd. - Exp. 02/15/2019	78,411	264
Citigroup Global Markets Holdings, Inc., Reliance Industries Ltd. - Exp. 02/15/2019	185,199	2,511

		4,933

FINANCIALS 0.6%
Citigroup Global Markets Holdings, Inc., ICICI Bank Ltd. - Exp. 02/15/2019	252,714	1,080
Citigroup Global Markets Holdings, Inc., Indiabulls Housing Finance Ltd. - Exp. 02/15/2019	11,597	221
Citigroup Global Markets Holdings, Inc., Kotak Mahindra Bank Ltd. - Exp. 02/15/2019	68,417	1,101

		2,402

HEALTH CARE 0.1%
Citigroup Global Markets Holdings, Inc., Sun Pharmaceutical Industries Ltd. - Exp. 02/15/2019	45,442	346

INFORMATION TECHNOLOGY 1.1%
Citigroup Global Markets Holdings, Inc., HCL Technologies Ltd. - Exp. 02/15/2019	41,060	611
Citigroup Global Markets Holdings, Inc., Tata Consultancy Services Ltd. - Exp. 02/15/2019	65,686	2,874
Citigroup Global Markets Holdings, Inc., Tech Mahindra Ltd. - Exp. 02/05/2019	92,361	906

		4,391

MATERIALS 0.0%
Citigroup Global Markets Holdings, Inc., Asian Paints Ltd. - Exp. 02/15/2019	6,001	103

TELECOMMUNICATION SERVICES 0.3%
Citigroup Global Markets Holdings, Inc., Bharti Airtel Ltd. - Exp. 02/15/2019	123,861	759
Citigroup Global Markets Holdings, Inc., Idea Cellular Ltd. - Exp. 02/15/2019	81,496	95
Citigroup Global Markets Holdings, Inc., Reliance Communications Ltd. - Exp. 02/15/2019	468,018	156

		1,010

Total Ireland		17,781

UNITED STATES 0.0%
CONSUMER DISCRETIONARY 0.0%
Citigroup Global Markets Holdings, Inc., InterGlobe Aviation Ltd. - Exp. 02/15/2019	1,559	31

HEALTH CARE 0.0%
Citigroup Global Markets Holdings, Inc., Lupin Ltd. - Exp. 02/15/2019	2,631	29

INDUSTRIALS 0.0%
Citigroup Global Markets Holdings, Inc., Container Corp. Of India Ltd. - Exp. 02/15/2019	2,080	40

MATERIALS 0.0%
Citigroup Global Markets Holdings, Inc., NMDC Ltd. - Exp. 02/15/2019	15,947	29

UTILITIES 0.0%
Citigroup Global Markets Holdings, Inc., NTPC Ltd. - Exp. 02/15/2019	11,450	30

Total United States		130

Total Equity-Linked Securities (Cost $19,179)		17,940

	SHARES
PREFERRED STOCKS 3.2%
BRAZIL 2.6%
BANKING & FINANCE 1.5%
Banco do Estado do Rio Grande do Sul S.A.	5,300	33
Itau Unibanco Holding S.A.	258,100	4,011
Itausa - Investimentos Itau S.A.	459,100	1,918

		5,962

CONSUMER STAPLES 0.1%
Cia Brasileira de Distribuicao	9,600	194

MATERIALS 0.6%
Braskem S.A.	40,600	590
Gerdau S.A.	213,900	1,004
Metalurgica Gerdau S.A.	303,400	656
Usinas Siderurgicas de Minas Gerais S.A.	34,400	114

		2,364

UTILITIES 0.4%
Cia de Gas de Sao Paulo - COMGAS	7,300	130
Cia de Transmissao de Energia Eletrica Paulista	1,600	32
Cia Energetica de Minas Gerais	343,369	890
Cia Energetica de Sao Paulo	92,200	441
Cia Paranaense de Energia	29,100	230

		1,723

Total Brazil		10,243

CHILE 0.1%
CONSUMER STAPLES 0.1%
Embotelladora Andina S.A.	50,155	246

Total Chile		246

RUSSIA 0.5%
ENERGY 0.5%
Bashneft PJSC	4,709	140
Surgutneftegas OJSC	2,694,000	1,382
Transneft PJSC	93	287

		1,809

Total Russia		1,809

Total Preferred Stocks (Cost $11,486)		12,298

REAL ESTATE INVESTMENT TRUSTS 0.3%
MEXICO 0.1%
REAL ESTATE 0.1%
Fibra Uno Administracion S.A. de C.V.	195,200	294

Total Mexico		294

SOUTH AFRICA 0.2%
REAL ESTATE 0.2%
Growthpoint Properties Ltd.	159,106	382

Redefine Properties Ltd.	258,376	253

		635

Total South Africa		635

Total Real Estate Investment Trusts (Cost $870)		929

WARRANTS 0.0%
UNITED STATES 0.0%
ENERGY 0.0%
Petronet LNG Ltd.	29,699	105

Total Warrants (Cost $106)		105

Total Investments in Securities (Cost $383,133)		379,241

Total Investments 98.1% (Cost $383,133)		$379,241
Financial Derivative Instruments (b) (0.0)% (Cost or Premiums, net $0)		(15)
Other Assets and Liabilities, net 1.9%		7,340

Net Assets 100.0%		$386,566

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.

(b)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
SSB	04/2018	BRL	3,904	$	1,182	$0	$0
	04/2018	HKD	18,925		2,411	0	0
	04/2018	KRW	11,432,214		10,720	0	(5)
	04/2018	MXN	10,940		597	0	(4)
	04/2018	PLN	5,489		1,603	0	(1)
	04/2018	$	244	EUR	199	0	0
	04/2018		35	GBP	25	0	0
	04/2018		769	MYR	2,973	0	0
	04/2018		5,967	ZAR	70,600	0	(5)

Total Forward Foreign Currency Contracts						$0	$(15)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Common Stocks
Brazil
Consumer Discretionary	$1,860	$0	$0	$1,860
Consumer Staples	3,861	0	0	3,861
Energy	4,926	0	0	4,926
Financials	2,306	0	0	2,306
Health Care	221	0	0	221
Industrials	710	0	0	710
Information Technology	29	0	0	29
Materials	4,541	0	0	4,541
Utilities	1,020	0	0	1,020
Chile
Consumer Discretionary	0	557	0	557
Consumer Staples	544	799	0	1,343
Energy	564	0	0	564
Financials	1,261	96	0	1,357
Industrials	0	643	0	643
Materials	869	91	0	960
Telecommunication Services	151	0	0	151
Utilities	1,659	57	0	1,716
China
Consumer Discretionary	6,159	3,877	0	10,036
Consumer Staples	801	2,559	0	3,360
Energy	0	8,255	0	8,255
Financials	0	6,025	0	6,025
Health Care	58	1,043	0	1,101
Industrials	0	2,628	0	2,628
Information Technology	11,147	9,328	0	20,475
Materials	0	3,169	0	3,169
Real Estate	0	6,358	0	6,358
Telecommunication Services	0	484	0	484
Utilities	0	2,016	0	2,016
Greece
Consumer Discretionary	0	307	0	307
Energy	0	159	0	159
Financials	0	1,390	0	1,390
Telecommunication Services	0	218	0	218
Utilities	0	101	0	101
Hong Kong
Consumer Discretionary	0	641	0	641
Consumer Staples	0	2,425	0	2,425
Energy	0	521	0	521
Financials	0	1,757	0	1,757
Industrials	0	491	0	491
Materials	0	255	0	255
Real Estate	0	2,216	0	2,216
Telecommunication Services	0	396	0	396
Utilities	0	1,462	0	1,462
India
Financials	5,598	0	0	5,598
Health Care	1,084	0	0	1,084
Information Technology	7,811	0	0	7,811
Materials	173	1,310	0	1,483
Indonesia
Consumer Discretionary	0	895	0	895
Consumer Staples	0	780	0	780
Energy	0	873	0	873
Financials	0	2,600	0	2,600
Health Care	0	32	0	32
Materials	0	868	0	868
Telecommunication Services	0	943	0	943
Utilities	0	29	0	29
Malaysia
Consumer Discretionary	0	1,108	0	1,108
Consumer Staples	31	1,012	0	1,043
Energy	0	221	0	221
Financials	0	3,692	0	3,692
Health Care	30	0	0	30
Industrials	0	1,399	0	1,399
Materials	258	0	0	258
Real Estate	32	31	0	63
Telecommunication Services	0	983	0	983
Utilities	0	1,761	0	1,761
Mexico
Consumer Staples	3,493	0	0	3,493
Financials	76	0	0	76
Industrials	119	0	0	119
Materials	1,264	0	0	1,264
Telecommunication Services	2,320	0	0	2,320
Utilities	149	0	0	149
Philippines
Consumer Staples	0	46	0	46
Energy	79	0	0	79
Financials	0	1,386	0	1,386
Industrials	0	445	0	445
Real Estate	0	353	0	353
Telecommunication Services	126	317	0	443
Utilities	0	314	0	314
Poland
Consumer Discretionary	0	161	0	161
Energy	0	1,052	0	1,052
Financials	0	1,912	0	1,912
Materials	0	552	0	552
Telecommunication Services	0	170	0	170
Utilities	0	725	0	725
Russia
Consumer Staples	109	530	0	639
Energy	264	11,673	0	11,937
Financials	4,225	0	0	4,225
Industrials	59	0	0	59
Information Technology	747	410	0	1,157
Materials	436	4,974	0	5,410
Real Estate	31	0	0	31
Telecommunication Services	3,115	601	0	3,716
Utilities	0	961	0	961
South Africa
Consumer Discretionary	331	8,688	0	9,019
Consumer Staples	181	1,917	0	2,098
Financials	1,460	4,513	0	5,973
Health Care	295	0	0	295
Industrials	401	775	0	1,176
Information Technology	30	0	0	30
Materials	2,386	2,314	0	4,700
Telecommunication Services	3,906	31	0	3,937
South Korea
Consumer Discretionary	533	17,181	0	17,714
Consumer Staples	0	4,814	0	4,814
Energy	0	4,335	0	4,335
Financials	104	10,100	0	10,204
Industrials	213	6,543	0	6,756
Information Technology	0	8,851	0	8,851
Materials	355	8,188	0	8,543
Telecommunication Services	1,560	1,703	0	3,263
Utilities	0	3,477	0	3,477
Taiwan
Consumer Discretionary	0	1,125	0	1,125
Consumer Staples	0	1,619	0	1,619
Energy	0	678	0	678
Financials	0	6,188	0	6,188
Industrials	30	1,518	0	1,548
Information Technology	12,762	20,362	0	33,124
Materials	0	6,063	0	6,063
Real Estate	0	31	0	31
Telecommunication Services	0	4,104	0	4,104
Thailand
Consumer Staples	0	1,767	0	1,767
Energy	0	4,704	0	4,704
Financials	0	959	0	959
Health Care	0	218	0	218
Industrials	0	914	0	914
Materials	0	3,353	0	3,353
Real Estate	0	494	0	494
Telecommunication Services	0	1,979	0	1,979
Utilities	0	348	0	348
Turkey
Consumer Discretionary	240	0	0	240
Consumer Staples	0	353	0	353
Energy	0	559	0	559
Financials	0	275	0	275
Industrials	0	848	0	848
Materials	0	187	0	187
Telecommunication Services	0	1,182	0	1,182
Utilities	106	0	0	106
Ukraine
Consumer Staples	30	0	0	30
United States
Consumer Discretionary	0	29	0	29
Equity-Linked Securities
Ireland
Consumer Discretionary	0	1,582	0	1,582
Consumer Staples	0	3,014	0	3,014
Energy	0	4,933	0	4,933
Financials	0	2,402	0	2,402
Health Care	0	346	0	346
Information Technology	0	4,391	0	4,391
Materials	0	103	0	103
Telecommunication Services	0	1,010	0	1,010
United States
Consumer Discretionary	0	31	0	31
Health Care	0	29	0	29
Industrials	0	40	0	40
Materials	0	29	0	29
Utilities	0	30	0	30
Preferred Stocks
Brazil
Banking & Finance	5,962	0	0	5,962
Consumer Staples	194	0	0	194
Materials	2,364	0	0	2,364
Utilities	1,723	0	0	1,723
Chile
Consumer Staples	246	0	0	246
Russia
Energy	0	1,809	0	1,809
Real Estate Investment Trusts
Mexico
Real Estate	294	0	0	294
South Africa
Real Estate	635	0	0	635

Warrants
United States
Energy	0	105	0	105

Total Investments	$110,657	$268,584	$0	$379,241

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(15)	$0	$(15)

Total Financial Derivative Instruments	$0	$(15)	$0	$(15)

Totals	$110,657	$268,569	$0	$379,226

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.1% ¤
COMMON STOCKS 95.6%
AUSTRALIA 4.8%
CONSUMER DISCRETIONARY 0.2%
Aristocrat Leisure Ltd.	953	$18
JB Hi-Fi Ltd.	361	7
Nine Entertainment Co. Holdings Ltd.	4,117	7
Super Retail Group Ltd.	1,263	7

		39

CONSUMER STAPLES 0.8%
GrainCorp Ltd.	1,160	8
Inghams Group Ltd.	2,651	7
Metcash Ltd.	3,876	9
Treasury Wine Estates Ltd.	726	9
Wesfarmers Ltd.	2,421	78
Woolworths Ltd.	3,883	79

		190

ENERGY 0.3%
Caltex Australia Ltd.	1,288	32
Origin Energy Ltd.	3,410	23
Santos Ltd. (a)	2,281	9
Woodside Petroleum Ltd.	449	10
WorleyParsons Ltd.	638	7

		81

FINANCIALS 0.8%
AMP Ltd.	10,363	40
Genworth Mortgage Insurance Australia Ltd.	3,663	7
Insurance Australia Group Ltd.	3,088	18
Macquarie Group Ltd.	332	27
Medibank Pvt Ltd.	10,902	24
National Australia Bank Ltd.	325	7
nib holdings Ltd.	1,427	7
Platinum Asset Management Ltd.	1,571	7
QBE Insurance Group Ltd.	3,413	25
Suncorp Group Ltd.	2,111	22

		184

HEALTH CARE 0.5%
Ansell Ltd.	599	12
Australian Pharmaceutical Industries Ltd.	6,949	8
Cochlear Ltd.	129	18
CSL Ltd.	716	86

		124

INDUSTRIALS 0.4%
Brambles Ltd.	2,645	20
CIMIC Group Ltd.	315	11
Downer EDI Ltd.	1,701	8
Monadelphous Group Ltd.	668	8
Qantas Airways Ltd.	1,559	7
SEEK Ltd.	619	9
Sydney Airport	2,085	11
Transurban Group	2,901	26

		100

INFORMATION TECHNOLOGY 0.1%
Atlassian Corp. PLC (a)	133	7
carsales.com Ltd.	761	8
Computershare Ltd.	944	12
REA Group Ltd.	125	8

		35

MATERIALS 1.3%
Adelaide Brighton Ltd.	2,259	11
Alumina Ltd.	3,829	7
Amcor Ltd.	1,365	15
BHP Billiton Ltd.	5,179	115
BHP Billiton PLC	2,598	51
BlueScope Steel Ltd.	736	9
Boral Ltd.	1,688	10
CSR Ltd.	3,187	13
DuluxGroup Ltd.	1,452	8
Iluka Resources Ltd.	869	7
Incitec Pivot Ltd.	3,003	8
Mineral Resources Ltd.	674	9
Newcrest Mining Ltd.	1,260	19
Northern Star Resources Ltd.	1,762	8
Orica Ltd.	634	9
Regis Resources Ltd.	1,997	7
Western Areas Ltd.	2,828	7

		313

REAL ESTATE 0.0%
Lend Lease Group	578	8

TELECOMMUNICATION SERVICES 0.3%
Telstra Corp. Ltd.	27,644	67

UTILITIES 0.1%
AGL Energy Ltd.	680	11

Total Australia		1,152

AUSTRIA 0.6%
ENERGY 0.1%
OMV AG	518	30

FINANCIALS 0.2%
Erste Group Bank AG	293	15
Raiffeisen Bank International AG (a)	218	8
UNIQA Insurance Group AG	621	7
Vienna Insurance Group AG Wiener Versicherung Gruppe	239	8

		38

INDUSTRIALS 0.1%
ANDRITZ AG	217	12
Oesterreichische Post AG	143	7

		19

INFORMATION TECHNOLOGY 0.0%
ams AG	69	7

MATERIALS 0.1%
voestalpine AG	153	8
Wienerberger AG	387	10

		18

REAL ESTATE 0.1%
BUWOG AG	398	14
CA Immobilien Anlagen AG	279	10

		24

Total Austria		136

BELGIUM 1.2%
CONSUMER STAPLES 0.6%
Anheuser-Busch InBev S.A. NV	1,313	145
Colruyt S.A.	181	10

		155

ENERGY 0.0%
Euronav NV	858	7

FINANCIALS 0.3%
Ageas	812	42
Gimv NV	142	8
KBC Group NV	273	24

		74

HEALTH CARE 0.1%
UCB S.A.	114	9

INDUSTRIALS 0.0%
bpost S.A.	369	9

MATERIALS 0.1%
Nyrstar NV (a)	1,225	9
Umicore S.A.	360	19

		28

TELECOMMUNICATION SERVICES 0.1%
Proximus S.A.	493	15

UTILITIES 0.0%
Elia System Operator S.A.	117	7

Total Belgium		304

CAMBODIA 0.0%
CONSUMER DISCRETIONARY 0.0%
NagaCorp Ltd.	8,000	8

Total Cambodia		8

CANADA 5.8%
CONSUMER DISCRETIONARY 1.1%
Canadian Tire Corp. Ltd. ‘A’	186	24
Cineplex, Inc.	420	10
Cogeco, Inc. (b)	122	6
Dollarama, Inc.	219	27
Enercare, Inc.	553	8
Gildan Activewear, Inc.	338	10
Great Canadian Gaming Corp. (a)	284	7
Lululemon Athletica, Inc. (a)	117	10
Magna International, Inc.	2,055	116
Martinrea International, Inc. (b)	733	9
Quebecor, Inc. ‘B’	721	14
Restaurant Brands International, Inc.	127	7
Shaw Communications, Inc. ‘B’	493	10

		258

CONSUMER STAPLES 0.5%
Alimentation Couche-Tard, Inc. ‘B’	405	18
Empire Co. Ltd. ‘A’	592	12
George Weston Ltd.	96	8
Jean Coutu Group PJC, Inc. ‘A’	459	9
Loblaw Cos. Ltd.	360	18
Maple Leaf Foods, Inc.	552	13
Metro, Inc.	827	26
North West Co., Inc.	354	7
Premium Brands Holdings Corp.	83	8
Saputo, Inc.	244	8

		127

ENERGY 0.3%
Calfrac Well Services Ltd. (a)(b)	1,571	7
Cenovus Energy, Inc.	1,589	14
Crescent Point Energy Corp.	1,279	9
Enerplus Corp.	639	7
Gibson Energy, Inc.	630	8
Husky Energy, Inc.	953	14
Obsidian Energy Ltd. (a)	7,319	7
ShawCor Ltd.	375	7
Trican Well Service Ltd. (a)	3,660	8

		81

FINANCIALS 2.0%
Bank of Nova Scotia	1,002	62
Brookfield Asset Management, Inc. ‘A’	452	18
Canadian Imperial Bank of Commerce	386	34
CI Financial Corp.	1,087	23
Fairfax Financial Holdings Ltd.	31	16
Great-West Lifeco, Inc. (b)	492	12
IGM Financial, Inc.	534	16
Intact Financial Corp.	268	20
Manulife Financial Corp.	1,991	37
National Bank of Canada	317	15
Onex Corp.	117	8
Power Corp. of Canada	1,267	29
Power Financial Corp.	371	9
Royal Bank of Canada	937	72
Sun Life Financial, Inc.	332	14
Thomson Reuters Corp.	921	36
Toronto-Dominion Bank	1,087	62

		483

HEALTH CARE 0.1%
Chartwell Retirement Residences	714	9
Medical Facilities Corp.	649	7

		16

INDUSTRIALS 0.7%
Aecon Group, Inc.	882	13
Air Canada (a)	470	10
Bombardier, Inc. ‘B’ (a)	2,563	8
CAE, Inc.	498	9
Canadian National Railway Co.	310	23
Canadian Pacific Railway Ltd.	270	48
Finning International, Inc.	428	10
New Flyer Industries, Inc.	163	7
Ritchie Bros Auctioneers, Inc.	231	7
Russel Metals, Inc.	387	8
TFI International, Inc.	355	9
Toromont Industries Ltd.	168	7
Transcontinental, Inc. ‘A’	424	8
WestJet Airlines Ltd.	636	12

		179

INFORMATION TECHNOLOGY 0.2%
BlackBerry Ltd. (a)	579	7
Celestica, Inc. (a)	848	9
CGI Group, Inc. ‘A’ (a)	180	10
Constellation Software, Inc. (b)	34	23

		49

MATERIALS 0.4%
CCL Industries, Inc. ‘B’	146	7
First Quantum Minerals Ltd.	716	10
Franco-Nevada Corp.	206	14
Kinross Gold Corp. (a)	1,811	7
Labrador Iron Ore Royalty Corp.	460	8
Methanex Corp.	159	10
Nutrien Ltd.	1	0
Teck Resources Ltd. ‘B’	320	8
Western Forest Products, Inc.	3,680	8
Winpak Ltd.	194	7
Yamana Gold, Inc.	2,580	7

		86

REAL ESTATE 0.0%
Colliers International Group, Inc.	106	7

TELECOMMUNICATION SERVICES 0.3%
BCE, Inc.	441	19
Rogers Communications, Inc. ‘B’	642	29
TELUS Corp.	413	14

		62

UTILITIES 0.2%
Atco Ltd. ‘I’	249	8

Capital Power Corp.	468	9
Fortis, Inc.	445	15
Superior Plus Corp.	743	7
TransAlta Corp.	1,505	8

		47

Total Canada		1,395

DENMARK 1.6%
CONSUMER DISCRETIONARY 0.0%
Pandora A/S	97	11

CONSUMER STAPLES 0.1%
Carlsberg A/S ‘B’	169	20
Royal Unibrew A/S	206	14

		34

FINANCIALS 0.2%
Alm Brand A/S	722	7
Danske Bank A/S	117	4
Topdanmark A/S (a)	182	9
Tryg A/S	627	15

		35

HEALTH CARE 0.6%
Coloplast A/S ‘B’	146	12
GN Store Nord A/S	278	10
H Lundbeck A/S	35	2
Novo Nordisk A/S ‘B’	2,116	104
William Demant Holding A/S (a)	193	7

		135

INDUSTRIALS 0.3%
AP Moller - Maersk A/S ‘B’	33	51
Dfds A/S	129	7
DSV A/S	111	9
ISS A/S	237	9

		76

MATERIALS 0.1%
Chr Hansen Holding A/S	139	12
Novozymes A/S ‘B’	360	19

		31

TELECOMMUNICATION SERVICES 0.2%
TDC A/S	5,221	43

UTILITIES 0.1%
Orsted A/S	195	13

Total Denmark		378

FAROE ISLANDS 0.0%
CONSUMER STAPLES 0.0%
Bakkafrost P/F	131	7

Total Faroe Islands		7

FINLAND 1.1%
CONSUMER DISCRETIONARY 0.0%
Nokian Renkaat Oyj	234	11

CONSUMER STAPLES 0.1%
Kesko Oyj ‘B’	232	13

ENERGY 0.1%
Neste Oyj	276	19

FINANCIALS 0.2%
Sampo Oyj ‘A’	798	45

HEALTH CARE 0.0%
Orion Oyj ‘B’	240	7

INDUSTRIALS 0.3%
Finnair Oyj	638	9
Kone Oyj ‘B’	572	29
Metso Oyj	259	8
Ramirent Oyj	815	7
Wartsila Oyj Abp	975	21
YIT OYJ	1,193	10

		84

INFORMATION TECHNOLOGY 0.0%
Tieto OYJ	277	9

MATERIALS 0.2%
Kemira Oyj	556	7
Stora Enso Oyj ‘R’	1,090	20
UPM-Kymmene Oyj	378	14

		41

TELECOMMUNICATION SERVICES 0.1%
Elisa Oyj	341	16

UTILITIES 0.1%
Fortum Oyj	1,298	28

Total Finland		273

FRANCE 6.2%
CONSUMER DISCRETIONARY 1.6%
Accor S.A.	177	9
Cie Generale des Etablissements Michelin S.C.A.	167	25
Elior Group S.A.	458	10
Eutelsat Communications S.A.	415	8
Hermes International	29	17
JCDecaux S.A.	204	7
Kering S.A.	71	34
Lagardere S.C.A.	720	21
LVMH Moet Hennessy Louis Vuitton SE	240	74
Metropole Television S.A.	341	9
Peugeot S.A.	840	20
Publicis Groupe S.A.	199	14
Renault S.A.	211	26
Sodexo S.A.	179	18
Television Francaise	530	7
Vivendi S.A.	3,424	89

		388

CONSUMER STAPLES 0.7%
Carrefour S.A.	1,020	21
Casino Guichard Perrachon S.A.	365	18
Danone S.A.	967	78
Pernod-Ricard S.A.	246	41

		158

ENERGY 0.2%
Total S.A.	463	26
Vallourec S.A. (a)	1,649	9

		35

FINANCIALS 0.5%
AXA S.A.	1,670	44
Coface S.A. (a)	605	7
Credit Agricole S.A.	1,186	19
Eurazeo S.A.	188	17
Natixis S.A.	2,246	19
SCOR SE	244	10
Societe Generale S.A.	241	13

		129

HEALTH CARE 0.1%
BioMerieux	105	9
Ipsen S.A.	46	7

Korian S.A.	243	8
Orpea	85	11

		35

INDUSTRIALS 1.7%
Aeroports de Paris	46	10
Air France-KLM (a)	655	7
Airbus SE	701	81
Alstom S.A.	574	26
Bouygues S.A.	794	40
Bureau Veritas S.A.	505	13
Dassault Aviation S.A.	3	6
Derichebourg S.A.	829	7
Edenred	309	11
Elis S.A.	402	10
Getlink SE	700	10
Legrand S.A.	346	27
Rexel S.A.	906	15
Safran S.A.	350	37
Societe BIC S.A.	78	8
Thales S.A.	86	11
Vinci S.A.	933	92

		411

INFORMATION TECHNOLOGY 0.3%
Alten S.A.	107	10
Atos SE	74	10
Capgemini SE	147	18
Dassault Systemes	161	22
Neopost S.A.	317	9
Ubisoft Entertainment SA (a)	83	7
Worldline S.A. (a)	136	7

		83

MATERIALS 0.1%
Eramet (a)	69	10
Vicat S.A.	112	8

		18

REAL ESTATE 0.1%
Nexity S.A.	266	17

TELECOMMUNICATION SERVICES 0.2%
Iliad S.A.	34	7
Orange S.A.	2,945	50

		57

UTILITIES 0.7%
Electricite de France S.A.	2,647	39
Engie S.A.	6,060	101
Rubis S.C.A.	127	9
Veolia Environnement S.A.	1,309	31

		180

Total France		1,511

GERMANY 5.7%
CONSUMER DISCRETIONARY 0.9%
adidas AG	116	28
Axel Springer SE	112	9
Bayerische Motoren Werke AG	80	9
Ceconomy AG	631	7
Continental AG	226	62
CTS Eventim AG & Co. KGaA	193	9
Daimler AG	131	11
ElringKlinger AG	377	7
Fielmann AG	100	8
Hella GmbH & Co. KGaA	151	10
Hugo Boss AG	217	19
Leoni AG	230	15
ProSiebenSat.1 Media SE	322	11
TUI AG	957	21

		226

CONSUMER STAPLES 0.1%
Beiersdorf AG	97	11
METRO AG	409	7
Suedzucker AG	440	8

		26

FINANCIALS 0.9%
Commerzbank AG	2,886	38
Deutsche Bank AG	1,700	24
Deutsche Boerse AG	361	49
Deutsche Pfandbriefbank AG	763	12
Hannover Rueck SE	83	11
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	278	65
Talanx AG	200	9
Wuestenrot & Wuerttembergische AG	313	7

		215

HEALTH CARE 0.4%
Carl Zeiss Meditec AG	140	9
Fresenius Medical Care AG & Co. KGaA	464	47
Fresenius SE & Co. KGaA	307	24
Rhoen Klinikum AG	249	8

		88

INDUSTRIALS 0.9%
Bilfinger SE	329	15
Brenntag AG	189	11
Deutsche Lufthansa AG	1,493	48
Deutsche Post AG	941	41
Deutz AG	751	7
Duerr AG	73	8
Fraport AG Frankfurt Airport Services Worldwide	85	8
Hochtief AG	51	10
KION Group AG	110	10
Kloeckner & Co. SE	891	11
OSRAM Licht AG	102	8
Rational AG	11	7
Rheinmetall AG	79	11
Siemens AG	89	11
Wacker Neuson SE	201	7

		213

INFORMATION TECHNOLOGY 0.6%
Infineon Technologies AG	1,111	30
SAP SE	619	65
Scout24 AG	163	8
SMA Solar Technology AG	109	6
Software AG	232	12
United Internet AG	313	20
Wirecard AG	130	15

		156

MATERIALS 0.7%
Aurubis AG	309	26
BASF SE	675	69
Covestro AG	145	14
Evonik Industries AG	237	8
K+S AG	589	17
Linde AG (a)	128	27
Salzgitter AG	223	12

		173

REAL ESTATE 0.4%
Aroundtown S.A.	1,199	9
Deutsche Wohnen SE	432	20
LEG Immobilien AG	65	7
TAG Immobilien AG	868	18
TLG Immobilien AG	351	10
Vonovia SE	742	37

		101

TELECOMMUNICATION SERVICES 0.1%
Freenet AG	272	8
Telefonica Deutschland Holding AG	2,256	11

		19

UTILITIES 0.7%
E.ON SE	6,407	71
RWE AG (a)	1,995	49

Uniper SE	1,422	44

		164

Total Germany		1,381

HONG KONG 2.7%
CONSUMER DISCRETIONARY 0.4%
Chow Tai Fook Jewellery Group Ltd.	6,200	7
Galaxy Entertainment Group Ltd.	2,000	18
Li & Fung Ltd.	16,000	8
Luk Fook Holdings International Ltd.	2,000	7
Melco Resorts & Entertainment Ltd.	567	17
Shangri-La Asia Ltd.	4,000	8
SJM Holdings Ltd.	11,000	10
Techtronic Industries Co. Ltd.	1,500	9
Xinyi Glass Holdings Ltd.	6,000	9
Yue Yuen Industrial Holdings Ltd.	2,500	10

		103

CONSUMER STAPLES 0.2%
Dairy Farm International Holdings Ltd.	1,100	9
Sun Art Retail Group Ltd.	6,500	8
WH Group Ltd.	20,000	21

		38

FINANCIALS 0.5%
AIA Group Ltd.	7,600	65
Hang Seng Bank Ltd.	900	21
Hong Kong Exchanges and Clearing Ltd.	1,100	36
Kingston Financial Group Ltd.	10,000	5

		127

HEALTH CARE 0.1%
Sino Biopharmaceutical Ltd.	9,000	18

INDUSTRIALS 0.3%
Cathay Pacific Airways Ltd. (a)	6,000	10
Jardine Matheson Holdings Ltd.	400	25
Jardine Strategic Holdings Ltd.	200	8
MTR Corp. Ltd.	2,000	11
Orient Overseas International Ltd.	500	4
Pacific Basin Shipping Ltd. (a)	27,000	7
Seaspan Corp.	1,301	9

		74

INFORMATION TECHNOLOGY 0.2%
ASM Pacific Technology Ltd.	500	7
GCL-Poly Energy Holdings Ltd. (a)	61,000	7
Kingboard Chemical Holdings Ltd.	1,500	7
Truly International Holdings Ltd.	26,000	7
VTech Holdings Ltd.	700	9

		37

MATERIALS 0.0%
Lee & Man Paper Manufacturing Ltd.	8,000	9

REAL ESTATE 0.5%
CK Asset Holdings Ltd.	2,500	21
Henderson Land Development Co. Ltd.	1,000	7
Hongkong Land Holdings Ltd.	1,100	8
Hysan Development Co. Ltd.	1,000	5
Kerry Properties Ltd.	1,500	7
New World Development Co. Ltd.	13,000	18
Shimao Property Holdings Ltd.	2,500	7
Sun Hung Kai Properties Ltd.	1,000	16
Swire Pacific Ltd. ‘A’	2,000	20
Wheelock & Co. Ltd.	1,000	7

		116

TELECOMMUNICATION SERVICES 0.1%
HKT Trust & HKT Ltd.	12,000	15
PCCW Ltd.	16,000	9

		24

UTILITIES 0.4%
China Gas Holdings Ltd.	2,400	9
CLP Holdings Ltd.	4,000	41
Hong Kong & China Gas Co. Ltd.	17,000	35
Power Assets Holdings Ltd.	2,500	22

		107

Total Hong Kong		653

IRELAND 1.1%
CONSUMER DISCRETIONARY 0.0%
Paddy Power Betfair PLC	76	8

CONSUMER STAPLES 0.2%
C&C Group PLC	2,592	9
Glanbia PLC	519	9
Kerry Group PLC ‘A’	217	22

		40

HEALTH CARE 0.6%
ICON PLC (a)	163	19
Jazz Pharmaceuticals PLC (a)	49	7
Medtronic PLC	1,124	90
Perrigo Co. PLC	259	22
UDG Healthcare PLC	802	10

		148

INDUSTRIALS 0.2%
AerCap Holdings NV (a)	168	8
Allegion PLC	150	13
DCC PLC	76	7
Grafton Group PLC	635	7
Kingspan Group PLC	206	9

		44

MATERIALS 0.1%
James Hardie Industries PLC ADR	920	16
Smurfit Kappa Group PLC	468	19

		35

Total Ireland		275

ISRAEL 0.5%
FINANCIALS 0.2%
Bank Hapoalim BM	1,540	11
Bank Leumi Le-Israel BM	2,800	17
Harel Insurance Investments & Financial Services Ltd.	935	8
Israel Discount Bank Ltd. ‘A’ (a)	3,798	11
Mizrahi Tefahot Bank Ltd.	330	6
Plus500 Ltd.	453	7

		60

HEALTH CARE 0.0%
Teva Pharmaceutical Industries Ltd.	420	7

INDUSTRIALS 0.0%
Elbit Systems Ltd.	58	7

INFORMATION TECHNOLOGY 0.1%
Check Point Software Technologies Ltd. (a)	112	11
Nice Ltd.	125	12
Tower Semiconductor Ltd. (a)	264	7

		30

MATERIALS 0.1%
Frutarom Industries Ltd.	75	7
Israel Chemicals Ltd.	1,980	8

		15

TELECOMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	8,860	11

Total Israel		130

ITALY 2.9%
CONSUMER DISCRETIONARY 0.3%
Brembo SpA	588	9
De’ Longhi SpA	300	9
Ferrari NV	201	24
Luxottica Group SpA	125	8
Moncler SpA	312	12
PRADA SpA	1,600	7

		69

CONSUMER STAPLES 0.0%
MARR SpA	240	7

ENERGY 0.6%
Eni SpA	5,156	91
Saipem SpA (a)	2,183	9
Saras SpA	5,511	12
Snam SpA	6,075	28

		140

FINANCIALS 1.0%
Anima Holding SpA	1,539	10
Assicurazioni Generali SpA	1,169	23
Banca Generali SpA	286	9
Banca Popolare di Sondrio SCPA	1,795	7
BPER Banca	1,930	11
FinecoBank Banca Fineco SpA	590	7
Intesa Sanpaolo SpA	11,305	41
Mediobanca SpA	890	10
Societa Cattolica di Assicurazioni S.C.	1,046	11
UniCredit SpA (a)	4,617	97
Unione di Banche Italiane SpA	3,522	16
Unipol Gruppo Finanziario SpA	2,022	10

		252

HEALTH CARE 0.1%
DiaSorin SpA	94	9
Recordati SpA	197	7

		16

INDUSTRIALS 0.2%
ASTM SpA	330	8
Atlantia SpA	650	20
Salini Impregilo SpA	2,278	7
Societa Iniziative Autostradali e Servizi SpA	474	9

		44

TELECOMMUNICATION SERVICES 0.1%
Telecom Italia SpA (a)	28,845	27

UTILITIES 0.6%
Enel SpA	15,811	97
ERG SpA	463	11
Iren SpA	3,244	10
Terna Rete Elettrica Nazionale SpA	3,765	22

		140

Total Italy		695

JAPAN 24.1%
CONSUMER DISCRETIONARY 5.7%
Adastria Co. Ltd.	500	10
Aisin Seiki Co. Ltd.	400	22
Arata Corp.	100	6
ASKUL Corp.	300	10
Autobacs Seven Co. Ltd.	600	11

Avex, Inc.	500	7
Bandai Namco Holdings, Inc.	300	10
Benesse Holdings, Inc.	200	7
Bridgestone Corp.	1,200	53
Canon Marketing Japan, Inc.	300	8
Casio Computer Co. Ltd.	700	10
CyberAgent, Inc.	500	26
Daiichikosho Co. Ltd.	100	5
DCM Holdings Co. Ltd.	800	8
Denso Corp.	1,000	55
Don Quijote Holdings Co. Ltd.	100	6
Eagle Industry Co. Ltd.	400	7
EDION Corp.	600	7
FCC Co. Ltd.	300	8
Foster Electric Co. Ltd.	400	10
Fuji Media Holdings, Inc.	900	15
Geo Holdings Corp.	400	6
H2O Retailing Corp.	500	9
Happinet Corp.	500	7
Honda Motor Co. Ltd.	1,500	52
Isetan Mitsukoshi Holdings Ltd. ‘L’	900	10
Isuzu Motors Ltd.	1,200	18
J Front Retailing Co. Ltd.	400	7
JVC Kenwood Corp.	2,100	7
K’s Holdings Corp.	1,200	17
Keihin Corp.	400	8
Kohnan Shoji Co. Ltd.	400	10
Koito Manufacturing Co. Ltd.	200	14
Komeri Co. Ltd.	200	5
Kura Corp.	100	7
KYB Corp.	100	5
Mazda Motor Corp.	700	9
McDonald’s Holdings Co. Japan Ltd.	100	5
Mitsubishi Motors Corp.	2,000	14
Musashi Seimitsu Industry Co. Ltd.	200	7
NHK Spring Co. Ltd.	700	8
Nifco, Inc.	300	10
Nikon Corp.	700	13
Nishimatsuya Chain Co. Ltd.	700	8
Nissan Motor Co. Ltd.	6,000	62
Nitori Holdings Co. Ltd.	100	18
Nojima Corp.	300	7
NOK Corp.	400	8
Oriental Land Co. Ltd.	200	21
Paltac Corp.	100	5
Panasonic Corp.	5,500	79
Pioneer Corp. (a)	5,500	9
Plenus Co. Ltd.	400	8
Round One Corp.	700	11
Royal Holdings Co. Ltd.	300	8
Saizeriya Co. Ltd.	300	9
Sanden Holdings Corp. (a)	400	6
Sanrio Co. Ltd.	500	9
Sekisui Chemical Co. Ltd.	1,100	19
Seria Co. Ltd.	200	10
Shimachu Co. Ltd.	300	10
Shimano, Inc.	100	14
Shochiku Co. Ltd.	100	14
Showa Corp.	400	7
Sony Corp.	1,100	54
Stanley Electric Co. Ltd.	400	15
Start Today Co. Ltd.	500	13
Starts Corp., Inc.	200	6
Subaru Corp.	300	10
Sumitomo Electric Industries Ltd.	900	14
Sumitomo Forestry Co. Ltd.	400	6
Sumitomo Rubber Industries Ltd.	700	13
Suzuki Motor Corp.	800	43
Takashimaya Co. Ltd.	1,000	10
Tokai Rika Co. Ltd.	300	6
Tomy Co. Ltd.	700	7
Toridoll Holdings Corp.	200	7
Toyoda Gosei Co. Ltd.	300	7
Toyota Industries Corp.	500	30
Toyota Motor Corp.	1,900	123
TS Tech Co. Ltd.	200	8
Unipres Corp.	300	7
United Arrows Ltd.	200	8
USS Co. Ltd.	400	8
Yamada Denki Co. Ltd.	4,000	24
Yamaha Corp.	400	18
Yamaha Motor Co. Ltd.	400	12
Yokohama Rubber Co. Ltd.	300	7
Yondoshi Holdings, Inc.	300	8
Yoshinoya Holdings Co. Ltd.	700	14

		1,369

CONSUMER STAPLES 2.2%
Aeon Co. Ltd.	800	14
Ain Holdings, Inc.	100	8
Ajinomoto Co., Inc.	1,300	24
Ariake Japan Co. Ltd.	100	8
Asahi Group Holdings Ltd.	600	32
Ci:z Holdings Co. Ltd.	200	10
cocokara fine, Inc.	100	7
Earth Chemical Co. Ltd.	100	5
FamilyMart UNY Holdings Co. Ltd.	100	8
Fancl Corp.	300	11
Heiwado Co. Ltd.	300	7
J-Oil Mills, Inc.	200	7
Japan Tobacco, Inc.	2,000	57
Kao Corp.	700	53
Kikkoman Corp.	400	16
Kirin Holdings Co. Ltd.	2,700	72
Kyokuyo Co. Ltd.	200	7
Mandom Corp.	200	7
Maruha Nichiro Corp.	400	13
Matsumotokiyoshi Holdings Co. Ltd.	200	9
MEIJI Holdings Co. Ltd.	100	8
Mitsui Sugar Co. Ltd.	200	8
Morinaga & Co. Ltd.	100	4
Nichirei Corp.	300	8
Nisshin Oillio Group Ltd.	300	8
Nisshin Seifun Group, Inc.	800	16
Nissin Foods Holdings Co. Ltd.	100	7
Noevir Holdings Co. Ltd.	100	7
Pigeon Corp.	500	23
Pola Orbis Holdings, Inc.	200	8
Prima Meat Packers Ltd.	1,000	6
S Foods, Inc.	100	4
Sakata Seed Corp.	200	7
Seven & i Holdings Co. Ltd.	100	4
Shiseido Co. Ltd.	400	26
Sundrug Co. Ltd.	100	5
Valor Holdings Co. Ltd.	200	5
Warabeya Nichiyo Holdings Co. Ltd.	300	7
Yakult Honsha Co. Ltd.	100	8

		544

ENERGY 0.7%
Idemitsu Kosan Co. Ltd.	500	19
Inpex Corp.	2,200	27
Japan Petroleum Exploration Co. Ltd.	300	7
JXTG Holdings, Inc.	16,500	101
Showa Shell Sekiyu KK	1,200	16

		170

FINANCIALS 0.6%
Chiba Bank Ltd.	1,000	8
Dai-ichi Life Holdings, Inc.	1,600	30
Daiwa Securities Group, Inc.	3,000	19
Ehime Bank Ltd.	600	7
Fuyo General Lease Co. Ltd.	100	7
Jafco Co. Ltd.	200	9
Japan Exchange Group, Inc.	500	9
Japan Post Holdings Co. Ltd.	1,400	17
North Pacific Bank Ltd.	2,200	8
Okasan Securities Group, Inc.	1,000	6
SBI Holdings, Inc.	300	7
Zenkoku Hosho Co. Ltd.	400	18

		145

HEALTH CARE 1.7%
Alfresa Holdings Corp.	700	16
Astellas Pharma, Inc.	3,100	47
Chugai Pharmaceutical Co. Ltd.	200	10
Daiichi Sankyo Co. Ltd.	500	17
Eisai Co. Ltd.	200	13
Hogy Medical Co. Ltd.	200	8
Hoya Corp.	400	20
Kaken Pharmaceutical Co. Ltd.	100	6
M3, Inc.	600	28
Medipal Holdings Corp.	700	15
Nihon Kohden Corp.	200	6
Nippon Shinyaku Co. Ltd.	200	14

Olympus Corp.	400	15
Ono Pharmaceutical Co. Ltd.	400	13
Otsuka Holdings Co. Ltd.	400	20
Paramount Bed Holdings Co. Ltd.	200	10
Rohto Pharmaceutical Co. Ltd.	300	9
Santen Pharmaceutical Co. Ltd.	600	10
Sawai Pharmaceutical Co. Ltd.	100	4
Suzuken Co. Ltd.	200	8
Sysmex Corp.	100	9
Takeda Pharmaceutical Co. Ltd.	1,300	63
Terumo Corp.	500	26
Toho Holdings Co. Ltd.	400	10
Tsumura & Co.	300	10

		407

INDUSTRIALS 5.7%
Aida Engineering Ltd.	600	7
Alconix Corp.	400	8
ANA Holdings, Inc.	500	19
Asahi Diamond Industrial Co. Ltd.	700	7
Asahi Glass Co. Ltd.	300	13
Central Glass Co. Ltd.	400	9
Dai Nippon Printing Co. Ltd.	800	17
Daifuku Co. Ltd.	300	18
Daikin Industries Ltd.	300	33
Daiseki Co. Ltd.	200	6
East Japan Railway Co.	100	9
FANUC Corp.	300	77
Fuji Electric Co. Ltd.	2,000	14
Fujikura Ltd.	1,100	7
Fujitec Co. Ltd.	500	7
Furukawa Co. Ltd.	300	6
Hanwa Co. Ltd.	200	8
Hino Motors Ltd.	1,100	14
ITOCHU Corp.	1,300	25
Iwatani Corp.	300	11
Japan Airlines Co. Ltd.	1,400	57
JGC Corp.	300	7
JTEKT Corp.	700	10
Kajima Corp.	1,000	9
Kanematsu Corp.	600	8
Kawasaki Heavy Industries Ltd.	200	6
Kawasaki Kisen Kaisha Ltd.	300	7
Kinden Corp.	600	10
Komatsu Ltd.	1,900	64
Kubota Corp.	1,100	19
Kumagai Gumi Co. Ltd.	200	6
Kurita Water Industries Ltd.	200	6
Kyowa Exeo Corp.	200	5
Kyudenko Corp.	200	10
LIXIL Group Corp.	400	9
Makita Corp.	500	25
Marubeni Corp.	5,400	39
Meitec Corp.	200	11
Minebea Mitsumi, Inc.	600	13
Mirait Holdings Corp.	500	8
MISUMI Group, Inc.	300	8
Mitsubishi Corp.	1,000	27
Mitsubishi Heavy Industries Ltd.	400	15
Mitsui & Co. Ltd.	4,200	72
Mitsui Engineering & Shipbuilding Co. Ltd.	400	7
Mitsui OSK Lines Ltd.	300	9
Miura Co. Ltd.	400	13
Nagase & Co. Ltd.	600	10
Nidec Corp.	200	31
Nippon Express Co. Ltd.	200	13
Nippon Sheet Glass Co. Ltd. (a)	1,100	9
Nippon Yusen KK	500	10
Nisshinbo Holdings, Inc.	500	7
Nomura Co. Ltd.	400	9
NSK Ltd.	800	11
NTN Corp.	1,700	7
Obara Group, Inc.	100	6
Obayashi Corp.	1,600	18
OSG Corp.	400	9
Pasona Group, Inc.	300	7
Penta-Ocean Construction Co. Ltd.	1,300	10
Recruit Holdings Co. Ltd.	1,500	38
Ryobi Ltd.	200	5
Sakai Moving Service Co. Ltd.	100	5
Sankyu, Inc.	100	5
Sanwa Holdings Corp.	800	10
Sanyo Denki Co. Ltd.	100	8
Seino Holdings Co. Ltd.	700	13
Shima Seiki Manufacturing Ltd.	100	7

Shimizu Corp.	1,000	9
SHO-BOND Holdings Co. Ltd.	100	7
SMC Corp.	100	41
Sodick Co. Ltd.	700	9
Sohgo Security Services Co. Ltd.	200	10
Sojitz Corp.	5,300	17
Star Micronics Co. Ltd.	400	7
Sumitomo Corp.	1,300	22
Sumitomo Mitsui Construction Co. Ltd.	1,220	7
Taikisha Ltd.	200	7
Taisei Corp.	600	31
Takeuchi Manufacturing Co. Ltd.	400	9
Tatsuta Electric Wire and Cable Co. Ltd.	1,300	8
Toa Corp.	300	6
Tobu Railway Co. Ltd.	400	12
TOKAI Holdings Corp.	700	7
Tokyu Construction Co. Ltd.	600	7
Toppan Printing Co. Ltd.	2,000	16
Toshiba Corp. (a)	7,000	20
Toshiba Plant Systems & Services Corp.	300	7
TOTO Ltd.	200	11
Toyota Tsusho Corp.	1,100	37
West Japan Railway Co.	200	14
Yuasa Trading Co. Ltd.	200	7

		1,371

INFORMATION TECHNOLOGY 3.5%
Advantest Corp.	300	6
Amano Corp.	300	8
Anritsu Corp.	600	7
Brother Industries Ltd.	300	7
Canon, Inc.	2,000	73
Capcom Co. Ltd.	1,000	23
Daiwabo Holdings Co. Ltd.	200	9
Dexerials Corp.	800	8
Fujitsu Ltd.	1,000	6
Gree, Inc.	1,300	8
Hitachi Ltd.	20,000	146
Horiba Ltd.	200	16
Hosiden Corp.	500	6
Ibiden Co. Ltd.	600	9
Kaga Electronics Co. Ltd.	300	8
Kakaku.com, Inc.	400	7
Keyence Corp.	100	62
Konami Holdings Corp.	200	10
Konica Minolta, Inc.	1,400	12
Murata Manufacturing Co. Ltd.	100	14
NEC Corp.	900	25
NET One Systems Co. Ltd.	900	13
Nexon Co. Ltd. (a)	900	15
Nihon Unisys Ltd.	400	9
Nintendo Co. Ltd.	100	44
Nippon Electric Glass Co. Ltd.	200	6
Nomura Research Institute Ltd.	200	9
Obic Co. Ltd.	100	8
Oki Electric Industry Co. Ltd.	700	9
Omron Corp.	500	29
Otsuka Corp.	300	15
Ricoh Co. Ltd.	3,000	30
Rohm Co. Ltd.	100	10
Sanken Electric Co. Ltd.	1,000	7
SCREEN Holdings Co. Ltd.	200	18
Seiko Epson Corp.	400	7
Shimadzu Corp.	300	8
Square Enix Holdings Co. Ltd.	100	5
SUMCO Corp.	300	8
TDK Corp.	100	9
TIS, Inc.	200	8
Tokyo Electron Ltd.	200	37
Tokyo Seimitsu Co. Ltd.	400	16
Topcon Corp.	400	8
Trend Micro, Inc.	100	6
Ulvac, Inc.	100	6
Wacom Co. Ltd.	1,900	9
Yahoo Japan Corp.	1,500	7
Yaskawa Electric Corp.	300	14

		840

MATERIALS 1.9%
Asahi Kasei Corp.	1,300	17
Daicel Corp.	700	8
Daido Steel Co. Ltd.	100	5
FP Corp.	100	7
Fuji Seal International, Inc.	200	8

Hitachi Metals Ltd.	700	8
Ishihara Sangyo Kaisha Ltd. (a)	500	6
JFE Holdings, Inc.	1,400	28
Kansai Paint Co. Ltd.	400	9
Kobe Steel Ltd.	1,200	12
Kuraray Co. Ltd.	500	9
Mitsubishi Chemical Holdings Corp.	2,100	21
Mitsubishi Materials Corp.	200	6
Mitsui Chemicals, Inc.	500	16
Mitsui Mining & Smelting Co. Ltd.	100	4
Nippon Light Metal Holdings Co. Ltd.	2,700	7
Nippon Paint Holdings Co. Ltd.	200	7
Nippon Paper Industries Co. Ltd.	700	13
Nippon Steel & Sumitomo Metal Corp.	1,400	31
Nissan Chemical Industries Ltd.	200	8
Nittetsu Mining Co. Ltd.	100	6
Nitto Denko Corp.	200	15
Oji Holdings Corp.	4,000	26
Osaka Soda Co. Ltd.	300	8
Rengo Co. Ltd.	1,400	12
Sanyo Special Steel Co. Ltd.	300	8
Showa Denko KK	300	13
Sumitomo Chemical Co. Ltd.	3,000	17
Sumitomo Metal Mining Co. Ltd.	200	8
Taiheiyo Cement Corp.	200	7
Tokai Carbon Co. Ltd.	500	7
Tokuyama Corp.	400	13
Tokyo Ohka Kogyo Co. Ltd.	200	7
Tokyo Steel Manufacturing Co. Ltd.	1,100	9
Toray Industries, Inc.	4,200	40
Toyo Kohan Co. Ltd.	1,100	7
Toyo Seikan Group Holdings Ltd. ‘L’	600	9
Toyobo Co. Ltd.	400	8
Ube Industries Ltd.	300	9

		459

REAL ESTATE 0.3%
Daito Trust Construction Co. Ltd.	200	34
Daiwa House Industry Co. Ltd.	600	23
Leopalace21 Corp.	900	8
Open House Co. Ltd.	100	6
Relo Group, Inc.	500	14

		85

TELECOMMUNICATION SERVICES 0.9%
KDDI Corp.	2,600	67
Nippon Telegraph & Telephone Corp.	1,700	79
NTT Docomo, Inc.	1,300	33
SoftBank Group Corp.	600	45

		224

UTILITIES 0.9%
Chubu Electric Power Co., Inc.	2,200	32
Chugoku Electric Power Co., Inc.	1,600	20
Electric Power Development Co. Ltd.	700	18
Hokuriku Electric Power Co.	1,200	10
Kansai Electric Power Co., Inc.	500	7
Nippon Gas Co. Ltd.	200	10
Osaka Gas Co. Ltd.	1,500	30
Shizuoka Gas Co. Ltd.	800	7
Toho Gas Co. Ltd.	300	9
Tokyo Electric Power Co. Holdings, Inc. (a)	7,400	29
Tokyo Gas Co. Ltd.	1,400	37

		209

Total Japan		5,823

LUXEMBOURG 0.4%
CONSUMER DISCRETIONARY 0.1%
RTL Group S.A.	244	20
SES S.A.	637	9

		29

MATERIALS 0.3%
APERAM S.A.	173	8
ArcelorMittal (a)	1,561	50

		58

REAL ESTATE 0.0%
Grand City Properties S.A.	382	9

Total Luxembourg		96

MACAU 0.2%
CONSUMER DISCRETIONARY 0.2%
MGM China Holdings Ltd.	3,200	8
Sands China Ltd.	4,400	24
Wynn Macau Ltd.	3,600	13

		45

Total Macau		45

NETHERLANDS 3.8%
CONSUMER STAPLES 0.6%
ForFarmers NV	516	7
Heineken Holding NV	302	31
Heineken NV	294	32
Koninklijke Ahold Delhaize NV	3,093	73
Sligro Food Group NV	130	7

		150

ENERGY 0.8%
Core Laboratories NV	86	10
Fugro NV (a)	1,226	16
Royal Dutch Shell PLC ‘A’	5,095	161

		187

FINANCIALS 0.8%
ABN AMRO Group NV	280	8
Aegon NV	6,143	42
ASR Nederland NV	216	9
Euronext NV	142	10
ING Groep NV	5,802	98
NN Group NV	688	31

		198

HEALTH CARE 0.1%
Koninklijke Philips NV	836	32

INDUSTRIALS 0.5%
Arcadis NV	451	9
Boskalis Westminster	243	7
Brunel International NV	388	7
Chicago Bridge & Iron Co. NV	486	7
Cimpress NV (a)	46	7
IMCD Group NV	140	8
Koninklijke BAM Groep NV	2,080	10
Philips Lighting NV	337	13
PostNL NV	1,829	7
TKH Group NV	201	13
Wolters Kluwer NV	467	25

		113

INFORMATION TECHNOLOGY 0.5%
ASML Holding NV	417	83
NXP Semiconductors NV (a)	298	35

		118

MATERIALS 0.4%
Akzo Nobel NV	475	45
Corbion NV	254	8
Koninklijke DSM NV	379	37

		90

TELECOMMUNICATION SERVICES 0.1%
Koninklijke KPN NV	5,866	17
VEON Ltd. ADR	2,966	8

		25

Total Netherlands		913

NEW ZEALAND 0.3%
CONSUMER DISCRETIONARY 0.0%
SKYCITY Entertainment Group Ltd.	2,898	8

HEALTH CARE 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	1,605	15

MATERIALS 0.0%
Fletcher Building Ltd.	2,459	11

TELECOMMUNICATION SERVICES 0.1%
Chorus Ltd.	3,025	9
Spark New Zealand Ltd.	5,545	13

		22

UTILITIES 0.1%
Contact Energy Ltd.	2,050	8
Genesis Energy Ltd.	4,051	7
Mercury NZ Ltd.	3,040	7

		22

Total New Zealand		78

NORWAY 1.3%
CONSUMER STAPLES 0.2%
Austevoll Seafood ASA	971	10
Marine Harvest ASA	664	14
Orkla ASA	1,047	11
Salmar ASA	174	7

		42

ENERGY 0.5%
Aker Solutions ASA (a)	1,304	7
BW Offshore Ltd. (a)	1,290	7
Petroleum Geo-Services ASA	4,738	15
Ship Finance International Ltd.	589	8
Statoil ASA	3,882	92

		129

FINANCIALS 0.2%
DNB ASA	875	17
Gjensidige Forsikring ASA	387	7
SpareBank 1 SMN	826	9
SpareBank 1 SR-Bank ASA	651	7

		40

MATERIALS 0.2%
Norsk Hydro ASA	243	1
Yara International ASA	835	36

		37

TELECOMMUNICATION SERVICES 0.2%
Telenor ASA	2,562	58

Total Norway		306

PORTUGAL 0.4%
CONSUMER STAPLES 0.1%
Jeronimo Martins SGPS S.A.	620	11
Sonae SGPS S.A.	6,522	9

		20

FINANCIALS 0.0%
Banco Comercial Portugues S.A. ‘R’ (a)	27,496	10

INDUSTRIALS 0.0%
CTT-Correios de Portugal S.A.	1,327	5

MATERIALS 0.1%
Navigator Co. S.A.	1,723	10

UTILITIES 0.2%
EDP - Energias de Portugal S.A.	10,235	39
REN - Redes Energeticas Nacionais SGPS S.A.	2,639	8

		47

Total Portugal		92

SINGAPORE 2.0%
CONSUMER DISCRETIONARY 0.1%
Genting Singapore PLC	9,300	8
Jardine Cycle & Carriage Ltd.	200	5
Singapore Press Holdings Ltd.	8,200	16

		29

CONSUMER STAPLES 0.1%
Golden Agri-Resources Ltd.	33,200	9
Wilmar International Ltd.	6,700	16

		25

ENERGY 0.1%
BW LPG Ltd.	1,655	8

FINANCIALS 0.7%
DBS Group Holdings Ltd.	2,900	61
Oversea-Chinese Banking Corp. Ltd.	4,900	48
Singapore Exchange Ltd.	2,000	12
United Overseas Bank Ltd.	2,600	55

		176

INDUSTRIALS 0.5%
Chip Eng Seng Corp. Ltd.	9,400	7
ComfortDelGro Corp. Ltd.	8,300	13
Hutchison Port Holdings Trust	27,800	8
Keppel Corp. Ltd.	6,400	38
SATS Ltd.	2,300	9
Sembcorp Industries Ltd.	3,100	7
Singapore Airlines Ltd.	2,200	18
Singapore Post Ltd.	9,100	10
Singapore Technologies Engineering Ltd.	3,800	11

		121

INFORMATION TECHNOLOGY 0.1%
Venture Corp. Ltd.	600	13

REAL ESTATE 0.1%
City Developments Ltd.	1,200	12
UOL Group Ltd.	2,100	14

		26

TELECOMMUNICATION SERVICES 0.3%
M1 Ltd.	5,300	7
Singapore Telecommunications Ltd.	24,700	64
StarHub Ltd.	4,200	7

		78

Total Singapore		476

SOUTH AFRICA 0.1%
HEALTH CARE 0.1%
Mediclinic International PLC	1,080	9

MATERIALS 0.0%
Mondi PLC	293	8

Total South Africa		17

SPAIN 2.5%
CONSUMER DISCRETIONARY 0.1%
Industria de Diseno Textil S.A.	543	17
Mediaset Espana Comunicacion S.A.	751	8

		25

CONSUMER STAPLES 0.2%
Distribuidora Internacional de Alimentacion S.A.	2,827	12
Ebro Foods S.A.	389	10
Viscofan S.A.	198	14

		36

ENERGY 0.4%
Enagas S.A.	445	12
Repsol S.A.	5,178	92

		104

FINANCIALS 0.3%
Banco de Sabadell S.A.	4,622	10
Banco Santander S.A.	5,618	37
Bankia S.A.	1,818	8
Mapfre S.A.	2,203	7

		62

HEALTH CARE 0.0%
Grifols S.A.	261	7

INDUSTRIALS 0.4%
Abertis Infraestructuras S.A.	1,225	27
ACS Actividades de Construccion y Servicios S.A.	428	17
Aena SME S.A.	157	32
Cia de Distribucion Integral Logista Holdings S.A.	335	7
Ferrovial S.A.	413	9
Obrascon Huarte Lain S.A. (a)	1,531	6
Prosegur Cia de Seguridad S.A.	1,076	8

		106

INFORMATION TECHNOLOGY 0.2%
Amadeus IT Group S.A.	773	57

MATERIALS 0.0%
Ence Energia y Celulosa S.A.	927	7

TELECOMMUNICATION SERVICES 0.1%
Telefonica S.A.	1,578	16

UTILITIES 0.8%
Endesa S.A.	2,977	66
Gas Natural SDG S.A.	457	11
Iberdrola S.A.	13,646	100
Red Electrica Corp. S.A.	873	18

		195

Total Spain		615

SWEDEN 2.9%
CONSUMER DISCRETIONARY 0.5%
Autoliv, Inc.	303	44
Electrolux AB ‘B’	750	24
Hennes & Mauritz AB ‘B’	2,623	39
Husqvarna AB ‘B’	725	7
JM AB	373	9
Nobia AB	853	8

		131

CONSUMER STAPLES 0.1%
Axfood AB	808	14
Swedish Match AB	470	21

		35

FINANCIALS 0.2%
Industrivarden AB ‘C’	430	10
Ratos AB ‘B’	1,816	7
Svenska Handelsbanken AB ‘A’	1,667	21

		38

INDUSTRIALS 0.9%
Alfa Laval AB	304	7
Assa Abloy AB ‘B’	728	16
Atlas Copco AB ‘A’	1,381	60
Intrum Justitia AB	230	6
NCC AB ‘B’	460	9
S.A.S. AB (a)	3,236	8
Sandvik AB	1,980	36
Securitas AB ‘B’	871	15
SKF AB ‘B’	527	11
Trelleborg AB ‘B’	382	10
Volvo AB ‘B’	2,626	48

		226

INFORMATION TECHNOLOGY 0.5%
Hexagon AB ‘B’	180	11
Telefonaktiebolaget LM Ericsson ‘B’	15,313	97

		108

MATERIALS 0.1%
BillerudKorsnas AB	623	10
Hexpol AB	813	7
Svenska Cellulosa AB S.C.A. ‘B’	1,116	12

		29

TELECOMMUNICATION SERVICES 0.6%
Tele2 AB ‘B’	4,116	49
Telia Co. AB	18,612	88

		137

Total Sweden		704

SWITZERLAND 8.0%
CONSUMER DISCRETIONARY 0.5%
Cie Financiere Richemont S.A.	778	70
Forbo Holding AG	6	8
Garmin Ltd.	334	20
Swatch Group AG	31	13
Valora Holding AG	20	7

		118

CONSUMER STAPLES 0.9%
Aryzta AG (a)	337	7
Barry Callebaut AG	5	10
Coca-Cola HBC AG	343	13
Emmi AG	12	10
Nestle S.A.	2,255	178

		218

ENERGY 0.1%
Transocean Ltd.	2,357	23
Weatherford International PLC (a)	3,065	7

		30

FINANCIALS 2.2%
Baloise Holding AG	146	22
Banque Cantonale Vaudoise	11	9
Cembra Money Bank AG	206	18
Credit Suisse Group AG	1,813	31
GAM Holding AG	923	16
Julius Baer Group Ltd.	263	16
St Galler Kantonalbank AG	13	7
Swiss Life Holding AG	30	11
Swiss Re AG	1,588	162
UBS Group AG	3,246	57
Valiant Holding AG	60	7
Zurich Insurance Group AG	564	186

		542

HEALTH CARE 1.2%
Lonza Group AG	157	37
Novartis AG	1,441	117
Roche Holding AG	320	73
Sonova Holding AG	134	21
Straumann Holding AG	25	16
Vifor Pharma AG	115	18

		282

INDUSTRIALS 1.2%
ABB Ltd.	3,770	90
Adecco Group AG	170	12
Bucher Industries AG	37	15
Conzzeta AG	5	6
dormakaba Holding AG	10	8
Flughafen Zurich AG	40	9
Geberit AG	49	22
Georg Fischer AG	19	25
Kuehne + Nagel International AG	170	27
Panalpina Welttransport Holding AG	78	10
Schindler Holding AG	51	11
Schweiter Technologies AG	7	8
SGS S.A.	12	29
Wizz Air Holdings PLC (a)	187	9

		281

INFORMATION TECHNOLOGY 0.4%
ALSO Holding AG	53	7
Logitech International S.A.	211	8
STMicroelectronics NV	590	13
TE Connectivity Ltd.	618	62

		90

MATERIALS 1.2%
Clariant AG	796	19
EMS-Chemie Holding AG	12	8
Ferrexpo PLC	2,950	10
Givaudan S.A.	18	41
Glencore PLC	38,917	193
Sika AG	3	24

		295

REAL ESTATE 0.1%
Allreal Holding AG	55	9
PSP Swiss Property AG	99	10

		19

TELECOMMUNICATION SERVICES 0.2%
Sunrise Communications Group AG	83	7
Swisscom AG	77	38

		45

UTILITIES 0.0%
BKW AG	111	7

Total Switzerland		1,927

THAILAND 0.0%
CONSUMER STAPLES 0.0%
Thai Beverage PCL	18,900	11

Total Thailand		11

UNITED KINGDOM 15.3%
CONSUMER DISCRETIONARY 2.4%
Barratt Developments PLC	1,495	11
BCA Marketplace PLC	2,949	7
Bellway PLC	415	18
Berkeley Group Holdings PLC	266	14
Bovis Homes Group PLC	430	7
Burberry Group PLC	306	7
Card Factory PLC	2,363	6

Cineworld Group PLC	1,436	5
Compass Group PLC	3,015	62
Daily Mail & General Trust PLC ‘A’	784	7
Dixons Carphone PLC	2,818	7
Dunelm Group PLC	913	7
Fiat Chrysler Automobiles NV	1,901	39
GKN PLC	1,179	8
Greggs PLC	488	8
Halfords Group PLC	1,553	7
Inchcape PLC	729	7
Informa PLC	712	7
InterContinental Hotels Group PLC	302	18
ITV PLC	5,079	10
J D Wetherspoon PLC	524	8
JD Sports Fashion PLC	1,499	7
Kingfisher PLC	13,165	54
Marks & Spencer Group PLC	7,580	29
Marston’s PLC	5,538	8
N Brown Group PLC	2,444	6
Next PLC	453	30
Pearson PLC	5,839	62
Persimmon PLC	490	17
Sky PLC	1,377	25
Sports Direct International PLC	1,863	10
SSP Group PLC	1,426	12
Taylor Wimpey PLC	5,803	15
WH Smith PLC	418	11
Whitbread PLC	168	9
William Hill PLC	1,633	8

		573

CONSUMER STAPLES 2.7%
Associated British Foods PLC	708	25
British American Tobacco PLC	1,484	86
Britvic PLC	1,052	10
Diageo PLC	4,488	152
Imperial Brands PLC	1,082	37
J Sainsbury PLC	13,079	44
Reckitt Benckiser Group PLC	703	59
Tate & Lyle PLC	2,118	16
Tesco PLC	30,896	90
Unilever NV	1,123	63
Unilever PLC	596	33
WM Morrison Supermarkets PLC	12,775	38

		653

ENERGY 1.3%
BP PLC	42,570	287
Hunting PLC (a)	746	7
Petrofac Ltd.	984	7
Premier Oil PLC	9,285	9
Subsea 7 S.A.	619	8

		318

FINANCIALS 3.3%
3i Group PLC	1,707	21
Admiral Group PLC	695	18
Ashmore Group PLC	1,351	7
Barclays PLC	23,454	68
Direct Line Insurance Group PLC	6,611	35
esure Group PLC	2,827	9
Hargreaves Lansdown PLC	386	9
HSBC Holdings PLC	18,252	171
IG Group Holdings PLC	1,804	20
Jardine Lloyd Thompson Group PLC	474	8
Jupiter Fund Management PLC	1,143	8
Lancashire Holdings Ltd.	1,102	9
Legal & General Group PLC	6,845	25
Lloyds Banking Group PLC	67,655	62
London Stock Exchange Group PLC	351	20
Man Group PLC	3,282	8
NEX Group PLC	572	8
Old Mutual PLC	8,639	29
Provident Financial PLC	1,419	14
Prudential PLC	2,427	61
Royal Bank of Scotland Group PLC (a)	6,394	23
RSA Insurance Group PLC	1,235	11
Saga PLC	4,582	7
Schroders PLC	441	20
Standard Chartered PLC	9,250	93
Standard Life Aberdeen PLC	4,414	22

		786

HEALTH CARE 0.9%
AstraZeneca PLC	247	17
GlaxoSmithKline PLC	8,627	168
Indivior PLC (a)	1,453	8
Smith & Nephew PLC	1,856	35

		228

INDUSTRIALS 1.8%
Aggreko PLC	1,006	10
Ashtead Group PLC	324	9
Babcock International Group PLC	763	7
BAE Systems PLC	3,263	27
Balfour Beatty PLC	2,636	10
Bunzl PLC	271	8
Carillion PLC «	11,278	0
CNH Industrial NV	1,435	18
easyJet PLC	947	21
Experian PLC	834	18
Fenner PLC	860	7
Firstgroup PLC (a)	6,050	7
Galliford Try PLC	664	8
Hays PLC	5,768	15
HomeServe PLC	1,048	11
Howden Joinery Group PLC	1,601	10
IMI PLC	561	9
International Consolidated Airlines Group S.A.	1,722	15
Intertek Group PLC	158	10
Meggitt PLC	1,178	7
Mitie Group PLC	3,407	8
Pagegroup PLC	1,054	8
QinetiQ Group PLC	2,985	9
RELX NV	1,275	26
RELX PLC	696	14
Rentokil Initial PLC	2,903	11
Rolls-Royce Holdings PLC	1,737	21
Royal Mail PLC	7,873	60
Senior PLC	1,664	7
SIG PLC	3,785	7
Spirax-Sarco Engineering PLC	221	18
Stagecoach Group PLC	4,596	9
Travis Perkins PLC	672	12
Vesuvius PLC	873	7

		444

INFORMATION TECHNOLOGY 0.2%
Halma PLC	515	9
Laird PLC	2,531	7
Micro Focus International PLC	349	5
Moneysupermarket.com Group PLC	1,738	7
Renishaw PLC	131	8
Sage Group PLC	2,074	19

		55

MATERIALS 1.1%
Anglo American PLC	1,986	46
Croda International PLC	345	22
DS Smith PLC	1,259	8
Johnson Matthey PLC	692	30
KAZ Minerals PLC (a)	569	7
Rio Tinto Ltd.	1,217	69
Rio Tinto PLC	1,248	63
Synthomer PLC	1,048	7
Victrex PLC	218	8

		260

TELECOMMUNICATION SERVICES 1.0%
BT Group PLC	6,272	20
TalkTalk Telecom Group PLC	4,624	7
Vodafone Group PLC	78,445	215

		242

UTILITIES 0.6%
Centrica PLC	3,794	8
Drax Group PLC	1,836	7
National Grid PLC	3,835	43
Pennon Group PLC	1,341	12

Severn Trent PLC	521	13
SSE PLC	2,939	53
United Utilities Group PLC	997	10

		146

Total United Kingdom		3,705

UNITED STATES 0.1%
CONSUMER DISCRETIONARY 0.1%
Carnival PLC	169	11
Samsonite International S.A.	3,000	14

		25

MATERIALS 0.0%
Sims Metal Management Ltd.	755	8

Total United States		33

Total Common Stocks (Cost $22,634)		23,139

PREFERRED STOCKS 0.8%
GERMANY 0.8%
CONSUMER DISCRETIONARY 0.5%
Porsche Automobil Holding SE	105	9
Volkswagen AG	619	123

		132

CONSUMER STAPLES 0.1%
Henkel AG & Co. KGaA	172	23

HEALTH CARE 0.1%
Draegerwerk AG & Co. KGaA	74	7
Sartorius AG	51	7

		14

MATERIALS 0.1%
Fuchs Petrolub SE	356	19

Total Preferred Stocks (Cost $174)		188

REAL ESTATE INVESTMENT TRUSTS 2.7%
AUSTRALIA 0.1%
REAL ESTATE 0.1%
Goodman Group	2,315	15
GPT Group	2,136	8
Scentre Group	2,442	7

		30

Total Australia		30

BELGIUM 0.1%
REAL ESTATE 0.1%
Befimmo S.A.	134	8
Cofinimmo S.A.	130	17

		25

Total Belgium		25

CANADA 0.4%
REAL ESTATE 0.4%
Allied Properties Real Estate Investment Trust	440	14
Artis Real Estate Investment Trust	1,084	11
Canadian Apartment Properties REIT	300	9
Cominar Real Estate Investment Trust	809	8
Dream Global Real Estate Investment Trust	926	10
Dream Office Real Estate Investment Trust	396	7
Granite Real Estate Investment Trust	321	13
H&R Real Estate Investment Trust	608	10

RioCan Real Estate Investment Trust	541	10

		92

Total Canada		92

FRANCE 0.3%
REAL ESTATE 0.3%
Fonciere Des Regions	65	7
Gecina S.A.	50	9
ICADE	91	9
Klepierre S.A.	213	8
Mercialys S.A.	416	8
Unibail-Rodamco SE	100	23

		64

Total France		64

GERMANY 0.0%
REAL ESTATE 0.0%
alstria office REIT-AG	466	7

Total Germany		7

HONG KONG 0.2%
REAL ESTATE 0.2%
Link REIT	4,000	34

Total Hong Kong		34

ITALY 0.0%
REAL ESTATE 0.0%
Beni Stabili SpA SIIQ	9,653	8

Total Italy		8

JAPAN 0.9%
REAL ESTATE 0.9%
Activia Properties, Inc.	2	9
Advance Residence Investment Corp.	6	15
Aeon REIT Investment Corp.	9	10
Daiwa Office Investment Corp.	2	12
Frontier Real Estate Investment Corp.	2	8
Fukuoka REIT Corp.	6	9
GLP J-Reit	12	13
Heiwa Real Estate REIT, Inc.	7	7
Industrial & Infrastructure Fund Investment Corp.	4	5
Invincible Investment Corp.	16	7
Japan Excellent, Inc.	8	10
Japan Hotel REIT Investment Corp.	14	10
Japan Logistics Fund, Inc.	5	10
Japan Prime Realty Investment Corp.	3	11
Kenedix Office Investment Corp.	1	6
MCUBS MidCity Investment Corp.	10	7
Mori Hills REIT Investment Corp.	9	11
Mori Trust Sogo Reit, Inc.	7	10
Nippon Accommodations Fund, Inc.	2	9
Nippon Prologis REIT, Inc.	6	13
Premier Investment Corp.	9	10
Sekisui House Residential Investment Corp.	8	9
Tokyu REIT, Inc.	7	10

		221

Total Japan		221

SINGAPORE 0.1%
REAL ESTATE 0.1%
CDL Hospitality Trusts	5,900	8
Mapletree Commercial Trust	9,600	11

Mapletree Logistics Trust	12,600	12

		31

Total Singapore		31

SPAIN 0.1%
REAL ESTATE 0.1%
Inmobiliaria Colonial Socimi S.A.	850	10

Total Spain		10

UNITED KINGDOM 0.5%
REAL ESTATE 0.5%
British Land Co. PLC	2,050	19
Derwent London PLC	261	11
Great Portland Estates PLC	1,325	12
Hammerson PLC	941	7
Hansteen Holdings PLC	3,999	7
Land Securities Group PLC	1,256	17
Segro PLC	2,307	20
Shaftesbury PLC	1,286	18
UNITE Group PLC	1,033	11

		122

Total United Kingdom		122

Total Real Estate Investment Trusts (Cost $629)		644

RIGHTS 0.0%
ITALY 0.0%
FINANCIALS 0.0%
Anima Holding SpA	1,262	1

Total Italy		1

UNITED KINGDOM 0.0%
FINANCIALS 0.0%
Provident Financial PLC	452	2

INDUSTRIALS 0.0%
Galliford Try PLC	220	1

Total United Kingdom		3

Total Rights (Cost $2)		4

Total Investments in Securities (Cost $23,439)		23,975

Total Investments 99.1% (Cost $23,439)		$23,975
Other Assets and Liabilities, net 0.9%		227

Net Assets 100.0%		$24,202

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

(a)	Security did not produce income within the last twelve months.

(b)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Calfrac Well Services Ltd.	12/15/2017 - 03/27/2018	$6	$7	0.03%
Cogeco, Inc.	09/29/2017 - 03/27/2018	8	6	0.02
Constellation Software, Inc.	08/31/2017 - 03/27/2018	20	23	0.10
Great-West Lifeco, Inc.	08/31/2017 - 03/27/2018	13	12	0.05
Martinrea International, Inc.	08/31/2017 - 03/27/2018	8	9	0.04

		$55	$57	0.24%

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
SSB	04/2018	AUD	44		$34	$0	$0
	04/2018	DKK	668		110	0	0
	04/2018	EUR	236		290	0	0
	04/2018	NOK	113		14	0	0
	04/2018	NZD	27		19	0	0
	04/2018	SEK	16		2	0	0
	04/2018	SGD	9		7	0	0
	04/2018	$	16	CAD	21	0	0
	04/2018		94	CHF	90	0	0
	04/2018		25	GBP	18	0	0
	04/2018		11	HKD	85	0	0
	04/2018		195	JPY	20,761	0	0

Total Forward Foreign Currency Contracts						$0	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Common Stocks
Australia
Consumer Discretionary	$0	$39	$0	$39
Consumer Staples	0	190	0	190
Energy	0	81	0	81
Financials	0	184	0	184
Health Care	0	124	0	124
Industrials	0	100	0	100
Information Technology	7	28	0	35
Materials	0	313	0	313
Real Estate	0	8	0	8
Telecommunication Services	0	67	0	67
Utilities	0	11	0	11
Austria
Energy	0	30	0	30
Financials	0	38	0	38
Industrials	0	19	0	19
Information Technology	0	7	0	7
Materials	0	18	0	18
Real Estate	14	10	0	24
Belgium
Consumer Staples	0	155	0	155
Energy	7	0	0	7
Financials	0	74	0	74
Health Care	0	9	0	9
Industrials	9	0	0	9
Materials	0	28	0	28
Telecommunication Services	0	15	0	15
Utilities	0	7	0	7
Cambodia
Consumer Discretionary	0	8	0	8
Canada

Consumer Discretionary	258	0	0	258
Consumer Staples	127	0	0	127
Energy	81	0	0	81
Financials	483	0	0	483
Health Care	16	0	0	16
Industrials	179	0	0	179
Information Technology	49	0	0	49
Materials	86	0	0	86
Real Estate	7	0	0	7
Telecommunication Services	62	0	0	62
Utilities	47	0	0	47
Denmark
Consumer Discretionary	0	11	0	11
Consumer Staples	0	34	0	34
Financials	0	35	0	35
Health Care	0	135	0	135
Industrials	0	76	0	76
Materials	0	31	0	31
Telecommunication Services	0	43	0	43
Utilities	0	13	0	13
Faroe Islands
Consumer Staples	0	7	0	7
Finland
Consumer Discretionary	0	11	0	11
Consumer Staples	0	13	0	13
Energy	0	19	0	19
Financials	0	45	0	45
Health Care	0	7	0	7
Industrials	0	84	0	84
Information Technology	0	9	0	9
Materials	0	41	0	41
Telecommunication Services	0	16	0	16
Utilities	0	28	0	28
France
Consumer Discretionary	0	388	0	388
Consumer Staples	41	117	0	158
Energy	0	35	0	35
Financials	44	85	0	129
Health Care	0	35	0	35
Industrials	24	387	0	411
Information Technology	0	83	0	83
Materials	0	18	0	18
Real Estate	0	17	0	17
Telecommunication Services	0	57	0	57
Utilities	0	180	0	180
Germany
Consumer Discretionary	7	219	0	226
Consumer Staples	0	26	0	26
Financials	0	215	0	215
Health Care	8	80	0	88
Industrials	7	206	0	213
Information Technology	14	142	0	156
Materials	0	173	0	173
Real Estate	7	94	0	101
Telecommunication Services	0	19	0	19
Utilities	0	164	0	164
Hong Kong
Consumer Discretionary	17	86	0	103
Consumer Staples	0	38	0	38
Financials	0	127	0	127
Health Care	0	18	0	18
Industrials	9	65	0	74
Information Technology	0	37	0	37
Materials	0	9	0	9
Real Estate	0	116	0	116
Telecommunication Services	0	24	0	24
Utilities	0	107	0	107
Ireland
Consumer Discretionary	0	8	0	8
Consumer Staples	40	0	0	40
Health Care	138	10	0	148
Industrials	30	14	0	44
Materials	0	35	0	35
Israel
Financials	0	60	0	60
Health Care	7	0	0	7
Industrials	0	7	0	7
Information Technology	18	12	0	30
Materials	0	15	0	15
Telecommunication Services	0	11	0	11
Italy
Consumer Discretionary	0	69	0	69
Consumer Staples	0	7	0	7
Energy	0	140	0	140
Financials	7	245	0	252
Health Care	0	16	0	16

Industrials	0	44	0	44
Telecommunication Services	0	27	0	27
Utilities	0	140	0	140
Japan
Consumer Discretionary	0	1,369	0	1,369
Consumer Staples	0	544	0	544
Energy	0	170	0	170
Financials	0	145	0	145
Health Care	0	407	0	407
Industrials	0	1,371	0	1,371
Information Technology	0	840	0	840
Materials	0	459	0	459
Real Estate	0	85	0	85
Telecommunication Services	0	224	0	224
Utilities	0	209	0	209
Luxembourg
Consumer Discretionary	0	29	0	29
Materials	0	58	0	58
Real Estate	0	9	0	9
Macau
Consumer Discretionary	0	45	0	45
Netherlands
Consumer Staples	0	150	0	150
Energy	10	177	0	187
Financials	0	198	0	198
Health Care	0	32	0	32
Industrials	14	99	0	113
Information Technology	35	83	0	118
Materials	0	90	0	90
Telecommunication Services	8	17	0	25
New Zealand
Consumer Discretionary	0	8	0	8
Health Care	0	15	0	15
Materials	0	11	0	11
Telecommunication Services	0	22	0	22
Utilities	0	22	0	22
Norway
Consumer Staples	0	42	0	42
Energy	8	121	0	129
Financials	0	40	0	40
Materials	0	37	0	37
Telecommunication Services	0	58	0	58
Portugal
Consumer Staples	0	20	0	20
Financials	0	10	0	10
Industrials	0	5	0	5
Materials	0	10	0	10
Utilities	0	47	0	47
Singapore
Consumer Discretionary	0	29	0	29
Consumer Staples	0	25	0	25
Energy	0	8	0	8
Financials	0	176	0	176
Industrials	0	121	0	121
Information Technology	0	13	0	13
Real Estate	0	26	0	26
Telecommunication Services	7	71	0	78
South Africa
Health Care	0	9	0	9
Materials	0	8	0	8
Spain
Consumer Discretionary	0	25	0	25
Consumer Staples	0	36	0	36
Energy	0	104	0	104
Financials	0	62	0	62
Health Care	0	7	0	7
Industrials	0	106	0	106
Information Technology	0	57	0	57
Materials	0	7	0	7
Telecommunication Services	0	16	0	16
Utilities	0	195	0	195
Sweden
Consumer Discretionary	44	87	0	131
Consumer Staples	0	35	0	35
Financials	0	38	0	38
Industrials	0	226	0	226
Information Technology	0	108	0	108
Materials	0	29	0	29
Telecommunication Services	0	137	0	137
Switzerland
Consumer Discretionary	20	98	0	118
Consumer Staples	0	218	0	218
Energy	30	0	0	30
Financials	0	542	0	542
Health Care	0	282	0	282
Industrials	0	281	0	281

Information Technology	62	28	0	90
Materials	0	295	0	295
Real Estate	0	19	0	19
Telecommunication Services	7	38	0	45
Utilities	0	7	0	7
Thailand
Consumer Staples	0	11	0	11
United Kingdom
Consumer Discretionary	19	554	0	573
Consumer Staples	0	653	0	653
Energy	7	311	0	318
Financials	39	747	0	786
Health Care	0	228	0	228
Industrials	7	437	0	444
Information Technology	7	48	0	55
Materials	0	260	0	260
Telecommunication Services	0	242	0	242
Utilities	8	138	0	146
United States
Consumer Discretionary	0	25	0	25
Materials	0	8	0	8
Preferred Stocks
Germany
Consumer Discretionary	0	132	0	132
Consumer Staples	0	23	0	23
Health Care	0	14	0	14
Materials	0	19	0	19
Real Estate Investment Trusts
Australia
Real Estate	0	30	0	30
Belgium
Real Estate	0	25	0	25
Canada
Real Estate	92	0	0	92
France
Real Estate	20	44	0	64
Germany
Real Estate	7	0	0	7
Hong Kong
Real Estate	0	34	0	34
Italy
Real Estate	0	8	0	8
Japan
Real Estate	0	221	0	221
Singapore
Real Estate	0	31	0	31
Spain
Real Estate	0	10	0	10
United Kingdom
Real Estate	0	122	0	122
Rights
Italy
Financials	1	0	0	1
United Kingdom
Financials	2	0	0	2
Industrials	1	0	0	1

Total Investments	$2,305	$21,670	$0	$23,975

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8% ¤
COMMON STOCKS 96.1%
BERMUDA 0.1%
FINANCIALS 0.1%
XL Group Ltd.	1,054	$58

Total Bermuda		58

IRELAND 0.6%
INFORMATION TECHNOLOGY 0.6%
Accenture PLC ‘A’	2,614	401

Total Ireland		401

SWITZERLAND 0.1%
FINANCIALS 0.1%
Chubb Ltd.	633	87

Total Switzerland		87

UNITED STATES 95.3%
CONSUMER DISCRETIONARY 17.4%
Aaron’s, Inc.	311	15
Abercrombie & Fitch Co. ‘A’	1,801	44
Adient PLC	622	37
Adtalem Global Education, Inc. (a)	651	31
Advance Auto Parts, Inc.	57	7
Amazon.com, Inc. (a)	723	1,046
American Eagle Outfitters, Inc.	4,673	93
Aramark	444	18
Asbury Automotive Group, Inc. (a)	276	19
AutoNation, Inc. (a)	421	20
AutoZone, Inc. (a)	79	51
Bed Bath & Beyond, Inc.	5,798	122
Best Buy Co., Inc.	2,918	204
Big Lots, Inc.	811	35
Bloomin’ Brands, Inc.	512	12
Booking Holdings, Inc. (a)	12	25
BorgWarner, Inc.	436	22
Bright Horizons Family Solutions, Inc. (a)	185	18
Brinker International, Inc.	1,823	66
Buckle, Inc.	640	14
Cable One, Inc.	13	9
Caleres, Inc.	414	14
Carter’s, Inc.	513	53
CBS Corp. NVDR ‘B’	2,174	112
Cheesecake Factory, Inc.	721	35
Chico’s FAS, Inc.	2,889	26
Children’s Place, Inc.	80	11
Chipotle Mexican Grill, Inc. (a)	106	34
Choice Hotels International, Inc.	182	15
Churchill Downs, Inc.	53	13
Cinemark Holdings, Inc.	516	19
Columbia Sportswear Co.	79	6
Comcast Corp. ‘A’	1,595	55
Cooper Tire & Rubber Co.	938	28
Cooper-Standard Holding, Inc. (a)	107	13
Core-Mark Holding Co., Inc.	326	7
Cracker Barrel Old Country Store, Inc.	184	29
Dana, Inc.	1,245	32
Darden Restaurants, Inc.	478	41
Deckers Outdoor Corp. (a)	313	28
Dick’s Sporting Goods, Inc.	416	15
Dillard’s, Inc. ‘A’	232	19
Dine Brands Global, Inc.	363	24
Discovery Communications, Inc. ‘A’ (a)	456	10
Dollar General Corp.	2,502	234

Dollar Tree, Inc. (a)	483	46
Domino’s Pizza, Inc.	185	43
Dorman Products, Inc. (a)	208	14
DR Horton, Inc.	735	32
DSW Inc. ‘A’	1,799	40
Dunkin’ Brands Group, Inc.	267	16
Extended Stay America, Inc.	644	13
Foot Locker, Inc.	1,297	59
Ford Motor Co.	25,312	280
Fossil Group, Inc. (a)	2,402	31
G-III Apparel Group Ltd. (a)	464	18
GameStop Corp. ‘A’	2,236	28
Gannett Co., Inc.	1,121	11
Gap, Inc.	5,071	158
General Motors Co.	9,007	327
Genesco, Inc. (a)	544	22
Gentex Corp.	1,057	24
Genuine Parts Co.	318	29
Goodyear Tire & Rubber Co.	464	12
Graham Holdings Co. ‘B’	26	16
Grand Canyon Education, Inc. (a)	78	8
Group 1 Automotive, Inc.	286	19
Guess?, Inc.	1,418	29
H&R Block, Inc.	1,822	46
Hanesbrands, Inc.	1,139	21
Harley-Davidson, Inc.	987	42
Hasbro, Inc.	163	14
Hilton Worldwide Holdings, Inc.	344	27
Home Depot, Inc.	5,461	973
Houghton Mifflin Harcourt Co. (a)	893	6
International Game Technology PLC	649	17
Interpublic Group of Cos., Inc.	1,403	32
Jack in the Box, Inc.	260	22
JC Penney Co., Inc. (a)	2,954	9
KB Home	275	8
Kohl’s Corp.	2,811	184
L Brands, Inc.	1,914	73
La-Z-Boy, Inc.	410	12
Las Vegas Sands Corp.	1,992	143
Lear Corp.	357	66
Leggett & Platt, Inc.	600	27
Liberty Broadband Corp. ‘C’ (a)	78	7
Liberty Interactive Corp. QVC Group ‘A’ (a)	3,597	91
Liberty Media Corp-Liberty SiriusXM (a)	571	23
Lions Gate Entertainment Corp. ‘A’	258	7
Live Nation Entertainment, Inc. (a)	233	10
LKQ Corp. (a)	600	23
Lowe’s Cos., Inc.	3,783	332
Macy’s, Inc.	6,142	183
Madison Square Garden Co. ‘A’ (a)	41	10
Marriott International, Inc. ‘A’	886	120
Marriott Vacations Worldwide Corp.	108	14
Mattel, Inc.	3,066	40
McDonald’s Corp.	5,364	839
MDC Holdings, Inc.	328	9
Meritage Homes Corp. (a)	138	6
MGM Resorts International	1,057	37
Michaels Cos., Inc. (a)	245	5
Murphy USA, Inc. (a)	480	35
Netflix, Inc. (a)	502	148
News Corp. ‘A’	4,196	66
NIKE, Inc. ‘B’	6,022	400
Nordstrom, Inc.	2,294	111
Norwegian Cruise Line Holdings Ltd. (a)	310	16
NVR, Inc. (a)	24	67
O’Reilly Automotive, Inc. (a)	423	105
Office Depot, Inc.	4,131	9
Omnicom Group, Inc.	1,386	101
Penn National Gaming, Inc. (a)	360	9
Penske Automotive Group, Inc.	178	8
Polaris Industries, Inc.	279	32
Pool Corp.	129	19
PVH Corp.	160	24
Ralph Lauren Corp.	556	62
Ross Stores, Inc.	1,539	120
Royal Caribbean Cruises Ltd.	355	42
Sally Beauty Holdings, Inc. (a)	2,401	40
Scholastic Corp.	231	9
SeaWorld Entertainment, Inc.	1,492	22
Service Corp. International	621	23
ServiceMaster Global Holdings, Inc. (a)	394	20
Shutterfly, Inc. (a)	98	8
Signet Jewelers Ltd.	513	20
Sinclair Broadcast Group, Inc. ‘A’	211	7
Six Flags Entertainment Corp.	627	39
Skechers U.S.A., Inc. ‘A’ (a)	231	9

Sleep Number Corp. (a)	308	11
Sonic Automotive, Inc. ‘A’	408	8
Starbucks Corp.	2,046	118
Steven Madden Ltd.	287	13
Sturm Ruger & Co., Inc.	286	15
Tapestry, Inc.	593	31
Target Corp.	11,193	777
TEGNA, Inc.	1,459	17
Tempur Sealy International, Inc. (a)	117	5
Tenneco, Inc.	396	22
Tesla, Inc. (a)	205	55
Texas Roadhouse, Inc.	234	14
Thor Industries, Inc.	210	24
Time Warner, Inc.	1,341	127
TJX Cos., Inc.	2,485	203
Toll Brothers, Inc.	257	11
Tractor Supply Co.	518	33
Tribune Media Co. ‘A’	735	30
Tupperware Brands Corp.	392	19
Twenty-First Century Fox, Inc. ‘A’	8,709	320
Ulta Salon Cosmetics & Fragrance, Inc. (a)	28	6
Urban Outfitters, Inc. (a)	1,609	59
Vail Resorts, Inc.	130	29
VF Corp.	1,751	130
Viacom, Inc. ‘B’	8,285	257
Vista Outdoor, Inc. (a)	1,003	16
Visteon Corp. (a)	144	16
Walt Disney Co.	1,478	148
Weight Watchers International, Inc. (a)	337	21
Wendy’s Co.	3,199	56
Williams-Sonoma, Inc.	742	39
Wyndham Worldwide Corp.	722	83
Wynn Resorts Ltd.	210	38
Yum! Brands, Inc.	1,621	138

		11,994

CONSUMER STAPLES 12.4%
Altria Group, Inc.	5,106	318
Andersons, Inc.	229	8
Archer-Daniels-Midland Co.	5,844	253
B&G Foods, Inc.	230	5
Blue Buffalo Pet Products, Inc. (a)	286	11
Boston Beer Co., Inc. ‘A’ (a)	85	16
Brown-Forman Corp. ‘B’	1,610	88
Bunge Ltd.	2,957	219
Cal-Maine Foods, Inc. (a)	409	18
Campbell Soup Co.	757	33
Casey’s General Stores, Inc.	315	35
Church & Dwight Co., Inc.	992	50
Clorox Co.	367	49
Coca-Cola Co.	16,459	715
Colgate-Palmolive Co.	2,953	212
Conagra Brands, Inc.	1,358	50
Constellation Brands, Inc. ‘A’	442	101
Costco Wholesale Corp.	2,692	507
Coty, Inc. ‘A’	1,618	30
CVS Health Corp.	12,411	772
Dean Foods Co.	844	7
Dr Pepper Snapple Group, Inc.	1,224	145
Edgewell Personal Care Co. (a)	246	12
Estee Lauder Cos., Inc. ‘A’	1,084	162
Flowers Foods, Inc.	1,345	29
Fresh Del Monte Produce, Inc.	261	12
General Mills, Inc.	3,155	142
Herbalife Ltd. (a)	426	41
Hershey Co.	447	44
Hormel Foods Corp.	713	24
Ingredion, Inc.	141	18
J&J Snack Foods Corp.	53	7
JM Smucker Co.	288	36
Kellogg Co.	1,062	69
Kimberly-Clark Corp.	1,050	116
Kroger Co.	11,392	273
Lamb Weston Holdings, Inc.	591	34
Lancaster Colony Corp.	124	15
McCormick & Co., Inc.	361	38
Mondelez International, Inc. ‘A’	4,481	187
Monster Beverage Corp. (a)	1,028	59
Nu Skin Enterprises, Inc. ‘A’	431	32
PepsiCo, Inc.	5,860	640
Performance Food Group Co. (a)	670	20
Philip Morris International, Inc.	6,588	655
Pinnacle Foods, Inc.	315	17
Procter & Gamble Co.	5,214	413
Rite Aid Corp. (a)	3,367	6

Sanderson Farms, Inc.	369	44
Spectrum Brands Holdings, Inc.	55	6
Sprouts Farmers Market, Inc. (a)	566	13
Sysco Corp.	1,634	98
TreeHouse Foods, Inc. (a)	253	10
Tyson Foods, Inc. ‘A’	1,343	98
U.S. Foods Holding Corp. (a)	261	9
United Natural Foods, Inc. (a)	703	30
Universal Corp.	339	16
USANA Health Sciences, Inc. (a)	76	7
Vector Group Ltd.	748	15
Wal-Mart Stores, Inc.	15,927	1,417

		8,506

ENERGY 6.6%
Andeavor	1,206	121
Apache Corp.	648	25
Archrock, Inc.	850	7
Cabot Oil & Gas Corp.	778	19
Chevron Corp.	5,723	653
CNX Resources Corp. (a)	924	14
ConocoPhillips	9,781	580
Diamond Offshore Drilling, Inc. (a)	1,299	19
Dril-Quip, Inc. (a)	306	14
Exxon Mobil Corp.	7,993	596
Green Plains, Inc.	692	12
Helmerich & Payne, Inc.	135	9
Hess Corp.	3,350	170
HollyFrontier Corp.	4,289	210
Marathon Oil Corp.	9,307	150
Marathon Petroleum Corp.	5,123	375
McDermott International, Inc. (a)	1,789	11
Murphy Oil Corp.	2,226	58
Nabors Industries Ltd.	4,282	30
National Oilwell Varco, Inc.	3,980	147
Occidental Petroleum Corp.	985	64
Oceaneering International, Inc.	1,200	22
Oil States International, Inc. (a)	725	19
ONEOK, Inc.	494	28
Patterson-UTI Energy, Inc.	747	13
PBF Energy, Inc. ‘A’	1,075	36
Peabody Energy Corp.	732	27
Phillips 66	4,602	441
QEP Resources, Inc. (a)	2,106	21
Rowan Cos. PLC ‘A’ (a)	2,143	25
SEACOR Holdings, Inc.	182	9
SM Energy Co.	1,018	18
Superior Energy Services, Inc. (a)	2,901	24
Unit Corp. (a)	428	8
Valero Energy Corp.	5,416	502
Whiting Petroleum Corp. (a)	1,338	45
World Fuel Services Corp.	901	22

		4,544

FINANCIALS 10.3%
Affiliated Managers Group, Inc.	184	35
Aflac, Inc.	3,626	159
Alleghany Corp.	35	21
Allstate Corp.	1,862	177
Ally Financial, Inc.	4,996	136
Ambac Financial Group, Inc. (a)	611	10
American Equity Investment Life Holding Co.	304	9
American Express Co.	1,474	137
American Financial Group, Inc.	142	16
American International Group, Inc.	8,949	487
AmTrust Financial Services, Inc.	476	6
Arthur J Gallagher & Co.	611	42
Assurant, Inc.	402	37
Bank of America Corp.	19,964	599
Berkshire Hathaway, Inc. ‘B’ (a)	4,059	810
BGC Partners, Inc. ‘A’	449	6
BlackRock, Inc.	242	131
Brighthouse Financial, Inc. (a)	139	7
Brown & Brown, Inc.	953	24
Capital One Financial Corp.	592	57
Capitol Federal Financial, Inc.	550	7
CBOE Holdings, Inc.	496	57
Charles Schwab Corp.	2,518	131
Cincinnati Financial Corp.	289	21
CIT Group, Inc.	166	9
Citigroup, Inc.	5,360	362
CME Group, Inc.	1,117	181
CNO Financial Group, Inc.	1,154	25
Comerica, Inc.	358	34

Credit Acceptance Corp. (a)	21	7
Discover Financial Services	412	30
E*TRADE Financial Corp. (a)	445	25
FactSet Research Systems, Inc.	131	26
Federated Investors, Inc. ‘B’	596	20
Fifth Third Bancorp	1,445	46
First American Financial Corp.	756	44
FirstCash, Inc.	207	17
FNF Group	944	38
Franklin Resources, Inc.	1,381	48
Genworth Financial, Inc. ‘A’ (a)	6,099	17
Hanover Insurance Group, Inc.	192	23
Hartford Financial Services Group, Inc.	927	48
Infinity Property & Casualty Corp.	83	10
Intercontinental Exchange, Inc.	1,683	122
JPMorgan Chase & Co.	7,121	783
Kemper Corp.	337	19
Legg Mason, Inc.	763	31
Loews Corp.	2,182	108
LPL Financial Holdings, Inc.	788	48
Markel Corp. (a)	16	19
Marsh & McLennan Cos., Inc.	1,782	147
MBIA, Inc. (a)	1,894	18
Mercury General Corp.	206	9
MGIC Investment Corp. (a)	786	10
Moody’s Corp.	550	89
Morningstar, Inc.	78	7
MSCI, Inc.	342	51
Nasdaq, Inc.	400	34
Navient Corp.	3,426	45
Nelnet, Inc. ‘A’	98	5
New York Community Bancorp, Inc.	599	8
Northwest Bancshares, Inc.	561	9
Old Republic International Corp.	777	17
PNC Financial Services Group, Inc.	929	140
PRA Group, Inc. (a)	231	9
Primerica, Inc.	77	7
ProAssurance Corp.	184	9
Progressive Corp.	2,239	136
RLI Corp.	173	11
S&P Global, Inc.	852	163
Santander Consumer USA Holdings, Inc.	712	12
SEI Investments Co.	600	45
SLM Corp. (a)	786	9
State Street Corp.	721	72
Stewart Information Services Corp.	204	9
T Rowe Price Group, Inc.	1,315	142
TCF Financial Corp.	255	6
TD Ameritrade Holding Corp.	616	36
Travelers Cos., Inc.	3,199	444
Voya Financial, Inc.	1,746	88
Waddell & Reed Financial, Inc. ‘A’	1,209	24
White Mountains Insurance Group Ltd.	28	23
World Acceptance Corp. (a)	133	14
WR Berkley Corp.	261	19

		7,129

HEALTH CARE 9.1%
Abbott Laboratories	3,618	217
AbbVie, Inc.	3,903	369
Aetna, Inc.	680	115
Agilent Technologies, Inc.	672	45
Align Technology, Inc. (a)	108	27
AmerisourceBergen Corp.	234	20
Anthem, Inc.	1,924	423
Baxter International, Inc.	1,963	128
Becton Dickinson and Co.	784	170
Bio-Rad Laboratories, Inc. ‘A’ (a)	97	24
Bio-Techne Corp.	61	9
Biogen, Inc. (a)	198	54
Bristol-Myers Squibb Co.	3,404	215
Brookdale Senior Living, Inc. (a)	613	4
Bruker Corp.	387	12
Cardinal Health, Inc.	2,226	140
Catalent, Inc. (a)	390	16
Centene Corp. (a)	349	37
Charles River Laboratories International, Inc. (a)	78	8
Chemed Corp.	117	32
Cigna Corp.	768	129
Cooper Cos., Inc.	160	37
Danaher Corp.	604	59
DaVita, Inc. (a)	342	23
Dentsply Sirona, Inc.	103	5
Diplomat Pharmacy, Inc. (a)	267	5
Edwards Lifesciences Corp. (a)	435	61

Encompass Health Corp.	156	9
Express Scripts Holding Co. (a)	6,622	457
Gilead Sciences, Inc.	6,914	521
HCA Healthcare, Inc.	304	30
Henry Schein, Inc. (a)	312	21
Hill-Rom Holdings, Inc.	105	9
Humana, Inc.	628	169
Illumina, Inc. (a)	263	62
Intuitive Surgical, Inc. (a)	287	118
IQVIA Holdings, Inc. (a)	369	36
Johnson & Johnson	6,512	835
Kindred Healthcare, Inc.	1,421	13
Laboratory Corp. of America Holdings (a)	122	20
LifePoint Health, Inc. (a)	519	24
Magellan Health, Inc. (a)	156	17
Mallinckrodt PLC (a)	569	8
Masimo Corp. (a)	79	7
McKesson Corp.	319	45
MEDNAX, Inc. (a)	549	31
Merck & Co., Inc.	1,604	87
Mettler-Toledo International, Inc. (a)	80	46
Molina Healthcare, Inc. (a)	79	6
Myriad Genetics, Inc. (a)	876	26
Owens & Minor, Inc.	2,014	31
Patterson Cos., Inc.	742	17
PerkinElmer, Inc.	183	14
Quest Diagnostics, Inc.	321	32
ResMed, Inc.	846	83
Select Medical Holdings Corp. (a)	881	15
Stryker Corp.	903	145
Teleflex, Inc.	157	40
Tenet Healthcare Corp. (a)	2,384	58
Thermo Fisher Scientific, Inc.	836	173
United Therapeutics Corp. (a)	160	18
UnitedHealth Group, Inc.	1,989	426
Valeant Pharmaceuticals International, Inc. (a)	2,161	34
Varian Medical Systems, Inc. (a)	319	39
Waters Corp. (a)	159	32
WellCare Health Plans, Inc. (a)	57	11
Zoetis, Inc.	1,108	93

		6,242

INDUSTRIALS 13.2%
3M Co.	3,600	790
AAR Corp.	310	14
ABM Industries, Inc.	547	18
ACCO Brands Corp.	655	8
Actuant Corp. ‘A’	672	16
AECOM (a)	190	7
AGCO Corp.	457	30
Air Lease Corp.	157	7
Aircastle Ltd.	374	7
Alaska Air Group, Inc.	273	17
Allegiant Travel Co.	55	10
Allison Transmission Holdings, Inc.	756	30
AMERCO	26	9
American Airlines Group, Inc.	3,435	178
AMETEK, Inc.	475	36
AO Smith Corp.	310	20
Applied Industrial Technologies, Inc.	259	19
ArcBest Corp.	438	14
Armstrong World Industries, Inc. (a)	113	6
ASGN, Inc. (a)	81	7
Atlas Air Worldwide Holdings, Inc. (a)	232	14
Avis Budget Group, Inc. (a)	1,515	71
Babcock & Wilcox Enterprises, Inc. (a)	2,402	11
Boeing Co.	2,338	767
Briggs & Stratton Corp.	455	10
Brink’s Co.	79	6
BWX Technologies, Inc.	506	32
Caterpillar, Inc.	1,246	184
CH Robinson Worldwide, Inc.	1,262	118
Cintas Corp.	492	84
Copart, Inc. (a)	1,387	71
CoStar Group, Inc. (a)	54	20
Covanta Holding Corp.	892	13
Crane Co.	132	12
Cummins, Inc.	711	115
Curtiss-Wright Corp.	155	21
Deere & Co.	2,970	461
Delta Air Lines, Inc.	817	45
Deluxe Corp.	210	16
Donaldson Co., Inc.	415	19
Emerson Electric Co.	3,604	246
Expeditors International of Washington, Inc.	1,175	74

Fastenal Co.	782	43
FedEx Corp.	517	124
Flowserve Corp.	384	17
Fluor Corp.	1,573	90
Fortive Corp.	760	59
Fortune Brands Home & Security, Inc.	138	8
FTI Consulting, Inc. (a)	266	13
GATX Corp.	312	21
Generac Holdings, Inc. (a)	366	17
General Dynamics Corp.	829	183
General Electric Co.	14,677	198
Graco, Inc.	551	25
Greenbrier Cos., Inc.	417	21
H&E Equipment Services, Inc.	295	11
Harris Corp.	290	47
HD Supply Holdings, Inc. (a)	284	11
Healthcare Services Group, Inc.	444	19
HEICO Corp.	131	11
Herman Miller, Inc.	286	9
Hertz Global Holdings, Inc. (a)	1,649	33
Hexcel Corp.	467	30
Hillenbrand, Inc.	234	11
HNI Corp.	284	10
Honeywell International, Inc.	1,565	226
Hub Group, Inc. ‘A’ (a)	340	14
Hubbell, Inc.	157	19
Huntington Ingalls Industries, Inc.	186	48
IDEX Corp.	277	39
Illinois Tool Works, Inc.	974	153
ITT, Inc.	247	12
Jacobs Engineering Group, Inc.	736	44
JB Hunt Transport Services, Inc.	526	62
Kaman Corp.	158	10
Kansas City Southern	214	24
KAR Auction Services, Inc.	661	36
KBR, Inc.	1,998	32
Kelly Services, Inc. ‘A’	175	5
KLX, Inc. (a)	80	6
Knight-Swift Transportation Holdings, Inc.	339	16
L3 Technologies, Inc.	162	34
Landstar System, Inc.	302	33
Lennox International, Inc.	158	32
Lincoln Electric Holdings, Inc.	312	28
Lockheed Martin Corp.	1,325	448
Macquarie Infrastructure Corp.	306	11
ManpowerGroup, Inc.	438	50
Masco Corp.	1,044	42
Masonite International Corp. (a)	79	5
Moog, Inc. ‘A’ (a)	156	13
MRC Global, Inc. (a)	811	13
MSC Industrial Direct Co., Inc. ‘A’	548	50
Mueller Industries, Inc.	275	7
Neilsen Holdings PLC	221	7
Nordson Corp.	134	18
Northrop Grumman Corp.	1,310	457
NOW, Inc. (a)	1,410	14
Old Dominion Freight Line, Inc.	208	31
Orbital ATK, Inc.	162	21
Oshkosh Corp.	88	7
Owens Corning	264	21
Parker-Hannifin Corp.	363	62
Pitney Bowes, Inc.	2,431	26
Quad/Graphics, Inc.	220	6
Quanta Services, Inc. (a)	1,065	37
Raytheon Co.	1,066	230
Republic Services, Inc.	391	26
Robert Half International, Inc.	833	48
Rockwell Automation, Inc.	278	48
Rockwell Collins, Inc.	743	100
Rollins, Inc.	440	22
Roper Technologies, Inc.	210	59
Rush Enterprises, Inc. ‘A’ (a)	313	13
Ryder System, Inc.	376	27
Sensata Technologies Holding PLC (a)	287	15
SkyWest, Inc.	343	19
Snap-on, Inc.	54	8
Southwest Airlines Co.	207	12
Spirit AeroSystems Holdings, Inc. ‘A’	603	50
SPX FLOW, Inc. (a)	337	17
Stanley Black & Decker, Inc.	319	49
Steelcase, Inc. ‘A’	771	11
Stericycle, Inc. (a)	237	14
Teledyne Technologies, Inc. (a)	129	24
Terex Corp.	856	32
Textainer Group Holdings Ltd. (a)	378	6
Textron, Inc.	499	29

Timken Co.	575	26
Toro Co.	471	29
TransDigm Group, Inc.	161	49
TransUnion (a)	283	16
Trinity Industries, Inc.	884	29
Triumph Group, Inc.	515	13
TrueBlue, Inc. (a)	257	7
Tutor Perini Corp. (a)	545	12
United Parcel Service, Inc. ‘B’	2,045	214
United Rentals, Inc. (a)	455	79
United Technologies Corp.	2,437	307
Universal Forest Products, Inc.	230	7
Verisk Analytics, Inc. (a)	498	52
Wabash National Corp.	691	14
WABCO Holdings, Inc. (a)	241	32
Wabtec Corp.	208	17
Waste Connections, Inc.	113	8
Waste Management, Inc.	1,553	131
Watsco, Inc.	185	33
Werner Enterprises, Inc.	436	16
WESCO International, Inc. (a)	498	31
WW Grainger, Inc.	557	157
XPO Logistics, Inc. (a)	186	19
Xylem, Inc.	647	50

		9,090

INFORMATION TECHNOLOGY 18.9%
Activision Blizzard, Inc.	1,488	100
Adobe Systems, Inc. (a)	1,024	221
ADTRAN, Inc.	832	13
Alliance Data Systems Corp.	93	20
Alphabet, Inc. ‘A’ (a)	990	1,027
Amdocs Ltd.	336	22
Amphenol Corp. ‘A’	635	55
Anixter International, Inc. (a)	234	18
ANSYS, Inc. (a)	267	42
Apple, Inc.	4,635	778
Applied Materials, Inc.	2,643	147
Arista Networks, Inc. (a)	79	20
Arrow Electronics, Inc. (a)	678	52
Autodesk, Inc. (a)	365	46
Avnet, Inc.	1,662	69
Benchmark Electronics, Inc.	544	16
Booz Allen Hamilton Holding Corp.	1,026	40
Broadridge Financial Solutions, Inc.	497	55
CACI International, Inc. ‘A’ (a)	171	26
Cadence Design Systems, Inc. (a)	780	29
CDK Global, Inc.	232	15
CDW Corp.	513	36
Cisco Systems, Inc.	10,053	431
Cognex Corp.	284	15
Cognizant Technology Solutions Corp. ‘A’	1,222	98
Conduent, Inc. (a)	470	9
Convergys Corp.	1,121	25
CoreLogic, Inc. (a)	152	7
Corning, Inc.	5,595	156
Cree, Inc. (a)	963	39
CSRA, Inc.	386	16
Cypress Semiconductor Corp.	583	10
Dolby Laboratories, Inc. ‘A’	311	20
DST Systems, Inc.	285	24
DXC Technology Co.	595	60
eBay, Inc. (a)	1,474	59
Electronic Arts, Inc. (a)	702	85
Entegris, Inc.	255	9
EPAM Systems, Inc. (a)	80	9
Euronet Worldwide, Inc. (a)	80	6
F5 Networks, Inc. (a)	183	26
Facebook, Inc. ‘A’ (a)	4,929	788
Fair Isaac Corp.	108	18
Fidelity National Information Services, Inc.	686	66
First Solar, Inc. (a)	420	30
Fiserv, Inc. (a)	1,749	125
FleetCor Technologies, Inc. (a)	135	27
FLIR Systems, Inc.	648	32
Gartner, Inc. (a)	175	21
Genpact Ltd.	1,031	33
Global Payments, Inc.	262	29
Hewlett Packard Enterprise Co.	3,265	57
HP, Inc.	9,080	199
Insight Enterprises, Inc. (a)	284	10
Integrated Device Technology, Inc. (a)	462	14
Intel Corp.	9,747	508
InterActiveCorp (a)	129	20
International Business Machines Corp.	8,895	1,365

Intuit, Inc.	927	161
IPG Photonics Corp. (a)	80	19
Jabil, Inc.	1,193	34
Jack Henry & Associates, Inc.	448	54
Juniper Networks, Inc.	1,511	37
Keysight Technologies, Inc. (a)	312	16
KLA-Tencor Corp.	467	51
Lam Research Corp.	339	69
Leidos Holdings, Inc.	643	42
Littelfuse, Inc.	29	6
Manhattan Associates, Inc. (a)	178	7
ManTech International Corp. ‘A’	233	13
Mastercard, Inc. ‘A’	2,924	512
Maxim Integrated Products, Inc.	583	35
Methode Electronics, Inc.	152	6
Micron Technology, Inc. (a)	2,406	125
Microsoft Corp.	11,657	1,064
MKS Instruments, Inc.	81	9
Motorola Solutions, Inc.	1,952	206
National Instruments Corp.	207	10
NetApp, Inc.	559	34
NETGEAR, Inc. (a)	113	6
NVIDIA Corp.	1,145	265
ON Semiconductor Corp. (a)	723	18
Paychex, Inc.	941	58
PayPal Holdings, Inc. (a)	2,378	180
Plantronics, Inc.	235	14
Plexus Corp. (a)	196	12
PTC, Inc. (a)	186	15
Qorvo, Inc. (a)	279	20
QUALCOMM, Inc.	4,874	270
Red Hat, Inc. (a)	289	43
Sabre Corp.	403	9
salesforce.com, Inc. (a)	1,430	166
Sanmina Corp. (a)	953	25
Seagate Technology PLC	5,635	330
Silicon Laboratories, Inc. (a)	76	7
Skyworks Solutions, Inc.	144	14
SS&C Technologies Holdings, Inc.	289	16
Symantec Corp.	1,913	49
SYNNEX Corp.	117	14
Synopsys, Inc. (a)	238	20
Syntel, Inc. (a)	436	11
Take-Two Interactive Software, Inc. (a)	184	18
Tech Data Corp. (a)	437	37
Teradata Corp. (a)	821	33
Teradyne, Inc.	452	21
Texas Instruments, Inc.	4,238	440
Total System Services, Inc.	539	46
Trimble, Inc. (a)	436	16
Twitter, Inc. (a)	1,091	32
VeriSign, Inc. (a)	313	37
Visa, Inc. ‘A’	5,379	643
Vishay Intertechnology, Inc.	1,324	25
VMware, Inc. ‘A’ (a)	148	18
Western Union Co.	2,475	48
WEX, Inc. (a)	69	11
Worldpay, Inc. (a)	553	45
Xerox Corp.	2,048	59
Xilinx, Inc.	1,076	78
Zebra Technologies Corp. ‘A’ (a)	80	11
Zillow Group, Inc. ‘C’ (a)	267	14

		12,997

MATERIALS 3.6%
Air Products & Chemicals, Inc.	456	73
Alcoa Corp. (a)	2,056	92
Allegheny Technologies, Inc. (a)	1,509	36
AptarGroup, Inc.	393	35
Ashland Global Holdings, Inc.	104	7
Avery Dennison Corp.	407	43
Axalta Coating Systems Ltd. (a)	215	7
Ball Corp.	519	21
Bemis Co., Inc.	835	36
Berry Global Group, Inc. (a)	231	13
Boise Cascade Co.	466	18
Carpenter Technology Corp.	451	20
Celanese Corp. ‘A’	89	9
Century Aluminum Co. (a)	393	7
CF Industries Holdings, Inc.	1,805	68
Chemours Co.	312	15
Cleveland-Cliffs, Inc. (a)	4,178	29
Commercial Metals Co.	1,692	35
Compass Minerals International, Inc.	365	22
Crown Holdings, Inc. (a)	441	22

Domtar Corp.	724	31
Eastman Chemical Co.	273	29
Ecolab, Inc.	83	11
Freeport-McMoRan, Inc. (a)	8,705	153
Graphic Packaging Holding Co.	1,632	25
Huntsman Corp.	201	6
Innophos Holdings, Inc.	157	6
Innospec, Inc.	106	7
International Flavors & Fragrances, Inc.	316	43
Kaiser Aluminum Corp.	144	15
Louisiana-Pacific Corp.	256	7
LyondellBasell Industries NV ‘A’	3,943	417
Materion Corp.	180	9
Monsanto Co.	2,159	252
Mosaic Co.	4,472	109
NewMarket Corp.	42	17
Owens-Illinois, Inc. (a)	718	16
Packaging Corp. of America	421	47
PolyOne Corp.	570	24
PPG Industries, Inc.	582	65
Praxair, Inc.	1,569	226
Reliance Steel & Aluminum Co.	493	42
Royal Gold, Inc.	105	9
RPM International, Inc.	343	16
Schnitzer Steel Industries, Inc. ‘A’	341	11
Schweitzer-Mauduit International, Inc.	153	6
Scotts Miracle-Gro Co.	157	14
Sealed Air Corp.	571	24
Sensient Technologies Corp.	185	13
Sherwin-Williams Co.	225	88
Silgan Holdings, Inc.	645	18
Sonoco Products Co.	560	27
Steel Dynamics, Inc.	472	21
TimkenSteel Corp. (a)	607	9
Trinseo S.A.	132	10
Tronox Ltd. ‘A’	410	8
United States Steel Corp.	466	16
WR Grace & Co.	155	10

		2,465

REAL ESTATE 0.1%
CBRE Group, Inc. ‘A’ (a)	520	24
Jones Lang LaSalle, Inc.	78	14
St. Joe Co. (a)	510	10

		48

TELECOMMUNICATION SERVICES 2.4%
AT&T, Inc.	12,538	447
CenturyLink, Inc.	9,215	151
Telephone & Data Systems, Inc.	917	26
Verizon Communications, Inc.	21,693	1,037

		1,661

UTILITIES 1.3%
AES Corp.	9,133	104
ALLETE, Inc.	80	6
Aqua America, Inc.	309	10
Dynegy, Inc. (a)	1,568	21
Entergy Corp.	705	56
Exelon Corp.	4,893	191
FirstEnergy Corp.	2,194	75
Hawaiian Electric Industries, Inc.	312	11
IDACORP, Inc.	51	4
MDU Resources Group, Inc.	770	22
New Jersey Resources Corp.	153	6
NextEra Energy, Inc.	981	160
NRG Energy, Inc.	1,576	48
PPL Corp.	1,303	37
Public Service Enterprise Group, Inc.	1,052	53
Southern Co.	675	30
Spire, Inc.	209	15
Vectren Corp.	132	8
Vistra Energy Corp. (a)	531	11
Westar Energy, Inc.	340	18

WGL Holdings, Inc.	80	7

		893

Total United States		65,569

Total Common Stocks (Cost $66,751)		66,115

REAL ESTATE INVESTMENT TRUSTS 3.7%
UNITED STATES 3.7%
FINANCIALS 0.5%
AGNC Investment Corp.	1,808	34
Annaly Capital Management, Inc.	2,818	29
Apollo Commercial Real Estate Finance, Inc.	535	10
Blackstone Mortgage Trust, Inc. ‘A’	519	16
Capstead Mortgage Corp.	1,140	10
Chimera Investment Corp.	1,655	29
CYS Investments, Inc.	2,171	15
Invesco Mortgage Capital, Inc.	1,830	30
Ladder Capital Corp.	499	8
MFA Financial, Inc.	2,513	19
New Residential Investment Corp.	1,395	23
PennyMac Mortgage Investment Trust	843	15
Redwood Trust, Inc.	611	9
Starwood Property Trust, Inc.	1,247	26
Two Harbors Investment Corp.	2,230	34

		307

REAL ESTATE 3.2%
Acadia Realty Trust	281	7
Alexandria Real Estate Equities, Inc.	210	26
American Campus Communities, Inc.	469	18
American Homes 4 Rent ‘A’	513	10
American Tower Corp.	1,084	158
Apartment Investment & Management Co. ‘A’	439	18
Apple Hospitality REIT, Inc.	639	11
AvalonBay Communities, Inc.	159	26
Boston Properties, Inc.	225	28
Brandywine Realty Trust	948	15
Brixmor Property Group, Inc.	1,651	25
Camden Property Trust	312	26
CBL & Associates Properties, Inc.	3,802	16
Columbia Property Trust, Inc.	1,036	21
CoreCivic, Inc.	1,529	30
Corporate Office Properties Trust	437	11
Cousins Properties, Inc.	799	7
Crown Castle International Corp.	1,095	120
CubeSmart	775	22
CyrusOne, Inc.	258	13
DCT Industrial Trust, Inc.	389	22
DDR Corp.	3,342	25
Digital Realty Trust, Inc.	156	16
Douglas Emmett, Inc.	414	15
Duke Realty Corp.	1,060	28
Education Realty Trust, Inc.	229	8
Empire State Realty Trust, Inc. ‘A’	345	6
EPR Properties	207	12
Equinix, Inc.	11	5
Equity Commonwealth (a)	675	21
Equity LifeStyle Properties, Inc.	263	23
Equity Residential	864	53
Essex Property Trust, Inc.	64	15
Extra Space Storage, Inc.	443	39
Federal Realty Investment Trust	159	18
First Industrial Realty Trust, Inc.	279	8
Forest City Realty Trust, Inc.	456	9
Gaming and Leisure Properties, Inc.	859	29
GGP, Inc.	982	20
Government Properties Income Trust	475	7
Gramercy Property Trust	482	11
HCP, Inc.	1,194	28
Healthcare Realty Trust, Inc.	386	11
Healthcare Trust of America, Inc. ‘A’	436	12
Highwoods Properties, Inc.	337	15
Hospitality Properties Trust	350	9
Hudson Pacific Properties, Inc.	281	9
Iron Mountain, Inc.	1,241	41
Kilroy Realty Corp.	261	19
Kimco Realty Corp.	999	14
Kite Realty Group Trust	552	8
Lamar Advertising Co. ‘A’	434	28
Lexington Realty Trust	1,238	10
Liberty Property Trust	627	25

Life Storage, Inc.	209	17
Macerich Co.	498	28
Mack-Cali Realty Corp.	609	10
Medical Properties Trust, Inc.	1,048	14
Mid-America Apartment Communities, Inc.	278	25
National Health Investors, Inc.	101	7
National Retail Properties, Inc.	468	18
Omega Healthcare Investors, Inc.	776	21
Outfront Media, Inc.	926	17
Paramount Group, Inc.	1,153	16
Piedmont Office Realty Trust, Inc. ‘A’	1,034	18
Prologis, Inc.	609	38
PS Business Parks, Inc.	82	9
Public Storage	313	63
Quality Care Properties, Inc. (a)	726	14
Rayonier, Inc.	703	25
Realty Income Corp.	336	17
Regency Centers Corp.	259	15
Retail Opportunity Investments Corp.	353	6
Retail Properties of America, Inc. ‘A’	1,593	19
RLJ Lodging Trust	273	5
Ryman Hospitality Properties, Inc.	157	12
Sabra Health Care REIT, Inc.	399	7
SBA Communications Corp. (a)	261	45
Select Income REIT	382	7
Senior Housing Properties Trust	1,469	23
Simon Property Group, Inc.	866	134
SL Green Realty Corp.	207	20
Spirit Realty Capital, Inc.	2,892	22
STORE Capital Corp.	462	11
Sun Communities, Inc.	262	24
Tanger Factory Outlet Centers, Inc.	567	13
Taubman Centers, Inc.	236	13
UDR, Inc.	1,142	41
Ventas, Inc.	651	32
VEREIT, Inc.	2,409	17
Vornado Realty Trust	311	21
Washington Prime Group, Inc.	2,852	19
Washington Real Estate Investment Trust	308	8
Weingarten Realty Investors	515	14
Welltower, Inc.	731	40
WP Carey, Inc.	498	31
Xenia Hotels & Resorts, Inc.	531	11

		2,194

Total Real Estate Investment Trusts (Cost $2,551)		2,501

RIGHTS 0.0%
UNITED STATES 0.0%
INDUSTRIALS 0.0%
Babcock & Wilcox Enterprises, Inc. - Exp. 04/10/18	804	2

Total Rights (Cost $0)		2

Total Investments in Securities (Cost $69,302)		68,618

Total Investments 99.8% (Cost $69,302)		$68,618
Other Assets and Liabilities, net 0.2%		163

Net Assets 100.0%		$68,781

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.

Borrowings and Other Financing Transactions

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Common Stocks
Bermuda
Financials	$58	$0	$0	$58
Ireland
Information Technology	401	0	0	401
Switzerland
Financials	87	0	0	87
United States
Consumer Discretionary	11,994	0	0	11,994
Consumer Staples	8,506	0	0	8,506
Energy	4,544	0	0	4,544
Financials	7,129	0	0	7,129
Health Care	6,242	0	0	6,242
Industrials	9,090	0	0	9,090
Information Technology	12,997	0	0	12,997
Materials	2,465	0	0	2,465
Real Estate	48	0	0	48
Telecommunication Services	1,661	0	0	1,661
Utilities	893	0	0	893
Real Estate Investment Trusts
United States
Financials	307	0	0	307
Real Estate	2,194	0	0	2,194
Rights
United States
Industrials	0	2	0	2

Total Investments	$68,616	$2	$0	$68,618

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. The Adviser may consult with the Sub-Adviser or Parametric in providing such recommendations or otherwise with respect to valuation of the PIMCO Dividend and Income Fund’s portfolio securities or other assets. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Any assets or liabilities categorized as Level 1 or 2 as of period end that have been transferred between Levels 1 and 2 since the prior period are due to changes in the method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to methods used by Pricing Services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2). Transfers from Level 2 to Level 1 are a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

The PIMCO RAE Fundamental Global and PIMCO RAE Fundamental Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be affiliated with the PIMCO RAE Fundamental Global and PIMCO RAE Fundamental Global ex-US Funds. The tables below show the transactions in and earnings from investments in the Underlying Funds for the period ended March 31, 2018 (amounts in thousands†):

PIMCO RAE Fundamental Global Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO RAE Fundamental Emerging Markets Fund	$52,176	$14,066	$(12,929)	$1,344	$3,669	$58,326	$3,364	$588
PIMCO RAE Fundamental International Fund	203,628	21,624	(36,894)	3,271	10,505	202,134	5,160	124
PIMCO RAE Fundamental U.S. Fund	158,436	31,107	(33,250)	709	5,635	162,637	4,375	5,454
Totals	$414,240	$66,797	$(83,073)	$5,324	$19,809	$423,097	$12,899	$6,166

PIMCO RAE Fundamental Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO RAE Fundamental Emerging Markets Fund	$16,414	$3,572	$(2,755)	$191	$1,480	$18,902	$1,133	$198
PIMCO RAE Fundamental International Fund	64,060	4,144	(7,230)	318	4,217	65,509	1,738	42
Totals	$80,474	$7,716	$(9,985)	$509	$5,697	$84,411	$2,871	$240

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The PIMCO REALPATH® Blend Funds seek to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in Underlying PIMCO Funds or Central Funds for the period ended March 31, 2018 (amounts in thousands†):

PIMCO REALPATH® Blend 2020 Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$239	$490	$(96)	$(1)	$27	$659	$20	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	482	1,187	(249)	(1)	19	1,438	12	0
PIMCO High Yield Fund	478	1,035	(174)	(2)	(40)	1,297	32	0
PIMCO Income Fund	1,262	3,363	(620)	(5)	(54)	3,946	88	0
PIMCO Long Duration Total Return Fund	350	939	(178)	(8)	(38)	1,065	18	19
PIMCO Long-Term Credit Fund	351	878	(135)	0	(27)	1,067	20	0
PIMCO Real Return Asset Fund	706	1,507	(776)	(10)	3	1,430	19	0
PIMCO Real Return Fund	776	1,910	(432)	(4)	(17)	2,233	21	0
PIMCO Short-Term Floating NAV Portfolio III	352	9,309	(8,500)	(1)	0	1,160	8	0
PIMCO Total Return Fund	778	2,267	(377)	(4)	(35)	2,629	24	0
Totals	$5,774	$22,885	$(11,537)	$(36)	$(162)	$16,924	$262	$19

PIMCO REALPATH® Blend 2025 Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$195	$505	$(134)	$3	$26	$595	$19	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	215	866	(66)	0	9	1,024	7	0
PIMCO High Yield Fund	398	1,023	(194)	(4)	(37)	1,186	30	0
PIMCO Income Fund	903	2,599	(369)	(5)	(50)	3,078	75	0
PIMCO Long Duration Total Return Fund	369	1,306	(56)	(1)	(70)	1,548	23	27
PIMCO Long-Term Credit Fund	369	1,278	(55)	0	(42)	1,550	27	0
PIMCO Real Return Asset Fund	735	2,049	(687)	(14)	(9)	2,074	23	0
PIMCO Real Return Fund	356	1,359	(102)	(1)	(13)	1,599	11	0
PIMCO Short-Term Floating NAV Portfolio III	502	9,611	(8,600)	(1)	0	1,512	10	0
PIMCO Total Return Fund	506	1,575	(164)	(2)	(30)	1,885	19	0
Totals	$4,548	$22,171	$(10,427)	$(25)	$(216)	$16,051	$244	$27

PIMCO REALPATH® Blend 2030 Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$320	$473	$(241)	$9	$23	$584	$25	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	179	693	0	0	6	878	4	0
PIMCO High Yield Fund	636	1,066	(489)	(15)	(35)	1,163	39	0
PIMCO Income Fund	1,256	2,329	(751)	(13)	(36)	2,785	83	0
PIMCO Long Duration Total Return Fund	486	1,274	(45)	(4)	(61)	1,650	25	24
PIMCO Long-Term Credit Fund	486	1,250	(43)	(2)	(39)	1,652	29	0
PIMCO Real Return Asset Fund	948	1,828	(543)	(16)	(5)	2,212	26	0
PIMCO Real Return Fund	285	1,137	(45)	(1)	(6)	1,370	7	0
PIMCO Short-Term Floating NAV Portfolio III	812	10,615	(9,400)	(1)	0	2,026	15	0
PIMCO Total Return Fund	614	1,205	(176)	(4)	(23)	1,616	18	0
Totals	$6,022	$21,870	$(11,733)	$(47)	$(176)	$15,936	$271	$24

PIMCO REALPATH® Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$404	$382	$(314)	$13	$20	$505	$27	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	178	471	0	0	5	654	3	0
PIMCO High Yield Fund	802	907	(656)	(18)	(31)	1,004	42	0
PIMCO Income Fund	1,370	1,809	(924)	(15)	(27)	2,213	79	0
PIMCO Long Duration Total Return Fund	463	821	(54)	(5)	(41)	1,184	20	19
PIMCO Long-Term Credit Fund	463	802	(53)	(3)	(24)	1,185	23	0
PIMCO Real Return Asset Fund	706	1,086	(197)	(7)	(3)	1,585	17	0
PIMCO Real Return Fund	282	743	0	0	(4)	1,021	6	0
PIMCO Short-Term Floating NAV Portfolio III	1,008	12,919	(11,500)	(1)	0	2,426	19	0
PIMCO Total Return Fund	586	728	(103)	(2)	(18)	1,191	15	0
Totals	$6,262	$20,668	$(13,801)	$(38)	$(123)	$12,968	$251	$19

PIMCO REALPATH® Blend 2040 Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$520	$222	$(311)	$15	$16	$462	$30	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	244	292	0	0	7	543	4	0
PIMCO High Yield Fund	1,034	571	(637)	(17)	(31)	920	46	0
PIMCO Income Fund	1,619	956	(621)	(6)	(26)	1,922	77	0
PIMCO Long Duration Total Return Fund	520	432	0	0	(34)	918	19	16
PIMCO Long-Term Credit Fund	520	417	0	0	(18)	919	22	0
PIMCO Real Return Asset Fund	716	503	0	0	7	1,226	14	0
PIMCO Real Return Fund	380	469	0	0	(3)	846	7	0
PIMCO Short-Term Floating NAV Portfolio III	1,407	11,024	(9,500)	(1)	0	2,930	24	0
PIMCO Total Return Fund	579	432	0	0	(13)	998	13	0
Totals	$7,539	$15,318	$(11,069)	$(9)	$(95)	$11,684	$256	$16

PIMCO REALPATH® Blend 2045 Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$579	$250	$(436)	$20	$15	$428	$33	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	285	138	0	0	8	431	4	0
PIMCO High Yield Fund	1,150	579	(825)	(22)	(31)	851	52	0
PIMCO Income Fund	1,622	933	(793)	(6)	(25)	1,731	79	0
PIMCO Long Duration Total Return Fund	474	469	0	0	(32)	911	17	15
PIMCO Long-Term Credit Fund	474	455	0	0	(16)	913	20	0
PIMCO Real Return Asset Fund	821	411	0	0	9	1,241	17	0
PIMCO Real Return Fund	454	293	0	0	(3)	744	9	0
PIMCO Short-Term Floating NAV Portfolio III	2,508	7,235	(6,100)	(1)	(1)	3,641	35	0
PIMCO Total Return Fund	466	422	0	0	(11)	877	10	0
Totals	$8,833	$11,185	$(8,154)	$(9)	$(87)	$11,768	$276	$15

PIMCO REALPATH® Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$644	$(260)	$0	$0	$21	$405	$37	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	316	118	0	0	8	442	5	0
PIMCO High Yield Fund	1,280	(450)	0	0	(25)	805	60	0
PIMCO Income Fund	1,697	914	(989)	(7)	(26)	1,589	83	0
PIMCO Long Duration Total Return Fund	465	566	0	0	(31)	1,000	17	15
PIMCO Long-Term Credit Fund	465	550	0	0	(14)	1,001	20	0
PIMCO Real Return Asset Fund	893	473	0	0	10	1,376	19	0
PIMCO Real Return Fund	516	288	(135)	(1)	(3)	665	10	0
PIMCO Short-Term Floating NAV Portfolio III	3,110	12,244	(10,700)	(2)	0	4,652	44	0
PIMCO Total Return Fund	411	379	0	0	(8)	782	9	0
Totals	$9,797	$14,822	$(11,824)	$(10)	$(68)	$12,717	$304	$15

PIMCO REALPATH® Blend 2055 Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$110	$41	$(87)	$4	$2	$70	$6	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	54	23	0	0	1	78	1	0
PIMCO High Yield Fund	228	96	(176)	(4)	(5)	139	10	0
PIMCO Income Fund	308	129	(158)	0	(5)	274	15	0
PIMCO Long Duration Total Return Fund	80	96	0	0	(4)	172	3	2
PIMCO Long-Term Credit Fund	80	95	0	0	(2)	173	3	0
PIMCO Real Return Asset Fund	163	64	0	0	3	230	3	0
PIMCO Real Return Fund	88	46	(19)	0	0	115	2	0
PIMCO Short-Term Floating NAV Portfolio III	503	908	(700)	0	0	711	7	0
PIMCO Total Return Fund	70	67	0	0	(2)	135	2	0
Totals	$1,684	$1,565	$(1,140)	$0	$(12)	$2,097	$52	$2

PIMCO REALPATH® Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$192	$439	$(46)	$1	$27	$613	$18	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	476	1,239	(240)	(1)	17	1,491	13	0
PIMCO High Yield Fund	390	978	(96)	(1)	(37)	1,234	28	0
PIMCO Income Fund	1,050	3,392	(391)	(3)	(54)	3,994	80	0
PIMCO Long Duration Total Return Fund	186	627	(25)	(2)	(32)	754	11	13
PIMCO Long-Term Credit Fund	184	612	(21)	0	(20)	755	13	0
PIMCO Real Return Asset Fund	398	1,020	(395)	(7)	(2)	1,014	12	0
PIMCO Real Return Fund	763	2,030	(443)	(5)	(17)	2,328	21	0
PIMCO Short-Term Floating NAV Portfolio III	109	7,005	(6,100)	0	0	1,014	5	0
PIMCO Total Return Fund	655	2,363	(240)	(5)	(33)	2,740	22	0
Totals	$4,403	$19,705	$(7,997)	$(23)	$(151)	$15,937	$223	$13

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Dividend and Income Fund	$2,789	$28,313	$(30,200)	$2	$0	$904	$13	$0
PIMCO EqS® Long/Short Fund	166,968	371,499	(396,700)	(52)	(7)	141,708	1,598	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

4. SUBSEQUENT EVENTS

On May 17, 2018, the Board approved a proposal to change the name of certain Funds as indicated in the table below. The name changes are expected to be effective on July 30, 2018.

Current Fund Name	New Fund Name
PIMCO RAE Fundamental Emerging Markets Fund	PIMCO RAE Emerging Markets Fund
PIMCO RAE Fundamental Global ex-US Fund	PIMCO RAE Global ex-US Fund
PIMCO RAE Fundamental Global Fund	PIMCO RAE Global Fund
PIMCO RAE Fundamental International Fund	PIMCO RAE International Fund
PIMCO RAE Fundamental US Fund	PIMCO RAE US Fund
PIMCO RAE Fundamental US Small Fund	PIMCO RAE US Small Fund

There were no other subsequent events identified that require recognition or disclosure.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MSB	Morgan Stanley Bank, N.A
BPS	BNP Paribas S.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BSN	Bank of Nova Scotia	GRE	RBS Securities, Inc.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	GSC	Goldman Sachs & Co.	SCX	Standard Chartered Bank
DEU	Deutsche Bank Securities, Inc.	GST	Goldman Sachs International	SGY	Societe Generale, New York
DUB	Deutsche Bank AG	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
AUD	Australian Dollar	INR	Indian Rupee	PLN	Polish Zloty
BRL	Brazilian Real	JPY	Japanese Yen	RUB	Russian Ruble
CAD	Canadian Dollar	KRW	South Korean Won	SEK	Swedish Krona
CHF	Swiss Franc	MXN	Mexican Peso	SGD	Singapore Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	TRY	Turkish New Lira
EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand
HKD	Hong Kong Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
AMZX	Alerian MLP Total Return Index	CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR01M	1 Month USD-LIBOR
BADLARPP	Argentina Badlar Floating Rate Notes	CMBX	Commercial Mortgage-Backed Index	S&P 500	Standard & Poor’s 500 Index
BCOMTR	Bloomberg Commodity Index Total Return	DWRTFT	Dow Jones Wilshire REIT Total Return Index	US0001M	1 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR	EUR003M	3 Month EUR Swap Rate	US0003M	3 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield	EUR006M	6 Month EUR Swap Rate

Other Abbreviations:
ADR	American Depositary Receipt	JIBAR	Johannesburg Interbank Agreed Rate	SP - ADR	Sponsored American Depositary Receipt
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	SP - GDR	Sponsored Global Depositary Receipt
BBR	Bank Bill Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	MSCI	Morgan Stanley Capital International	TBA	To-Be-Announced
CDO	Collateralized Debt Obligation	NVDR	Non-Voting Depositary Receipt	TBD%	Interest rate to be determined when loan settles
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust	WTI	West Texas Intermediate
GDR	Global Depositary Receipt

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 29, 2018